                                              REGISTRATION NOS. 2-90380/811-4001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]


                        POST-EFFECTIVE AMENDMENT NO. 32

                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                                                             [X]

                                AMENDMENT NO. 60


                            ------------------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   1 MADISON AVENUE, NEW YORK, NEW YORK 10010
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 578-5364
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            ------------------------

                            JAMES L. LIPSCOMB, ESQ.
                  EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                1 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   Copies to:
                             DIANE E. AMBLER, ESQ.
                           KIRKPATRICK & LOCKHART LLP
                         1800 MASSACHUSETTS AVENUE, NW
                              WASHINGTON, DC 20036

                            ------------------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


     [X] on May 1, 2004 pursuant to paragraph (b) of Rule 485


     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485


     [ ] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485


     PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. REGISTRANT'S RULE 24f-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 2003 WAS FILED WITH THE COMMISSION ON OR ABOUT MARCH 31, 2004.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                                    FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

FORM N-4
ITEM NO.                                                              PROSPECTUS HEADING
--------                                                              ------------------
      1.  Cover Page................................    Cover Page
      2.  Definitions...............................    Important Terms You Should Know
      3.  Synopsis..................................    Table of Expenses
      4.  Condensed Financial Information...........    Accumulation Unit Values Table; Annuity Unit
                                                          Values Tables; General Information--
                                                          Advertising Performance; General
                                                          Information--Financial Statements
      5.  General Description of Registrant,
            Depositor, and Portfolio Companies......    MetLife; Metropolitan Life Separate Account E;
                                                          Your Investment Choices; General
                                                          Information--Voting Rights
      6.  Deductions and Expenses...................    Table of Expenses; Deferred Annuities--Charges;
                                                          Deferred Annuities--Early Withdrawal Charges;
                                                          Deferred Annuities--Premium and Other Taxes;
                                                          Income Annuities--Charges; Income
                                                          Annuities--Premium and Other Taxes; Income
                                                          Annuities--Optional Two Year Withdrawal
                                                          Feature; Standard Withdrawal Feature; General
                                                          Information--Who Sells the Deferred Annuities
                                                          and Income Annuities; Appendix--Premium Tax
                                                          Table
      7.  General Description of Variable Annuity...    Variable Annuities; Deferred
                                                        Annuities--Purchase Payments (Allocation of
                                                          Purchase Payments and Limits on Purchase
                                                          Payments); Deferred Annuities--Transfers;
                                                          Income Annuities--Income Payment Types;
                                                          Income Annuity--Reallocations; Income
                                                          Annuity--Reallocation Privilege; General
                                                          Information--Administration (Purchase
                                                          Payments/Confirming Transactions/By Telephone
                                                          or Internet/Changes to Your Deferred Annuity
                                                          or Income Annuity/When We Can Cancel Your
                                                          Deferred Annuity or Income Annuity)
      8.  Annuity Period............................    Important Terms You Should Know; Deferred
                                                          Annuities--Pay-out Options (or Income
                                                          Options); Income Annuities--Income Payment
                                                          Types/The Value of Your Income Payments
      9.  Death Benefit.............................    Deferred Annuities--Death Benefit

FORM N-4
ITEM NO.                                                              PROSPECTUS HEADING
--------                                                              ------------------
     10.  Purchases and Annuity Values..............    MetLife; Metropolitan Life Separate Account E;
                                                          Deferred Annuities--Purchase Payments
                                                          (Allocation of Purchase Payments and Limits
                                                          on Purchase Payments); The Value of Your
                                                          Investment; Income Annuities--Purchase
                                                          Payment; Income Annuities--Income Payment
                                                          Types; The Value of Your Income Payments;
                                                          General Information--Administration (Purchase
                                                          Payments)
     11.  Redemptions...............................    Deferred Annuities--Access to Your Money
                                                          (Account Reduction Loans, Systematic
                                                          Withdrawal Program for TSA Deferred
                                                          Annuities, Systematic Withdrawal Program for
                                                          Enhanced TSA and IRA Deferred Annuities;
                                                          Systematic Withdrawal Program and Minimum
                                                          Distribution); Deferred Annuities--Early
                                                          Withdrawal Charges (When No Early Withdrawal
                                                          Charge Applies and When A Different Early
                                                          Withdrawal Charge May Apply); General
                                                          Information--When We Can Cancel Your Deferred
                                                          Annuity or Income Annuity; Appendix II for
                                                          Texas Optional Retirement Program; Income
                                                          Annuities--Optional Two Year Withdrawal
                                                          Feature; Standard Withdrawal Feature
     12.  Taxes.....................................    Income Taxes
     13.  Legal Proceedings.........................    Not Applicable
     14.  Table of Contents of the Statement of
            Additional Information..................    Table of Contents of the Statement of
                                                        Additional Information
     15.  Cover Page................................    Cover Page
     16.  Table of Contents.........................    Table of Contents
     17.  General Information and History...........    Not Applicable
     18.  Services..................................    Independent Auditors; Services; Distribution of
                                                          Certificates and Interests in the Deferred
                                                          Annuities and Income Annuities
     19.  Purchase of Securities Being Offered......    Not Applicable
     20.  Underwriters..............................    Distribution of Certificates and Interests in
                                                        the Deferred Annuities and Income Annuities;
                                                          Early Withdrawal Charge
     21.  Annuity Payments..........................    Variable Income Payments
     22.  Financial Statements......................    Financial Statements of the Separate Account;
                                                          Financial Statements of MetLife

                          SUPPLEMENT DATED MAY 1, 2004


                     TO THE PROSPECTUSES DATED MAY 1, 2001,


                          MAY 1, 2002 AND MAY 1, 2003


                      METROPOLITAN LIFE SEPARATE ACCOUNT E
             PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                               ONE MADISON AVENUE
                            NEW YORK, NEW YORK 10010


     This supplement updates certain information in the prospectuses dated May 1, 2001, May 1, 2002 and May 1, 2003, describing Preference Plus(R) Account variable annuity contracts funded by Metropolitan Life Separate Account E. You should read and retain this supplement for future reference. For more information, request a copy of the prospectus and the Statement of Additional Information ("SAI"), dated May 1, 2004. The SAI is considered part of this supplement as though it were included in the supplement. To request a free copy of the prospectus, SAI or to ask questions, write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, RI 02893 or telephone 1-800-638-7732.


     An investment in any variable annuity involves investment risk. You could lose money you invest. Money invested is Not: a bank deposit or obligation; federally insured or guaranteed; or endorsed by any bank or other financial institution.

     The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view the complete prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if the prospectus is truthful or complete. Any representation otherwise is a criminal offense.

     This Supplement is not valid unless preceded by the current Metropolitan Series Fund, Inc., the Met Investors Series Trust, the Calvert Social Balanced Portfolio and the American Funds Insurance Series prospectuses which contain additional information about each Fund. You should read these prospectuses and keep them for future reference.

     You decide how to allocate your money among the various available investment choices for the Deferred Annuity. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For your convenience, the portfolios and the funds are referred to as "Portfolios" in this Supplement.



SALOMON BROTHERS U.S. GOVERNMENT


PIMCO TOTAL RETURN


STATE STREET RESEARCH BOND INCOME


LEHMAN BROTHERS(R) AGGREGATE BOND INDEX


SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES


LORD ABBETT BOND DEBENTURE


CALVERT SOCIAL BALANCED


MFS TOTAL RETURN


STATE STREET RESEARCH DIVERSIFIED


NEUBERGER BERMAN REAL ESTATE


AMERICAN FUNDS GROWTH-INCOME


DAVIS VENTURE VALUE


FI VALUE LEADERS (FORMERLY FI STRUCTURED EQUITY)


HARRIS OAKMARK LARGE CAP VALUE


STATE STREET RESEARCH LARGE CAP VALUE


METLIFE STOCK INDEX


MFS INVESTORS TRUST


STATE STREET RESEARCH INVESTMENT TRUST


AMERICAN FUNDS GROWTH


JANUS AGGRESSIVE GROWTH


MET/PUTNAM VOYAGER


STATE STREET RESEARCH LARGE CAP GROWTH


T. ROWE PRICE LARGE CAP GROWTH


HARRIS OAKMARK FOCUSED VALUE


NEUBERGER BERMAN PARTNERS MID CAP VALUE


FI MID CAP OPPORTUNITIES (FORMERLY JANUS MID CAP)


MET/AIM MID CAP CORE EQUITY


METLIFE MID CAP STOCK INDEX


STATE STREET RESEARCH AGGRESSIVE GROWTH


T. ROWE PRICE MID-CAP GROWTH


STATE STREET RESEARCH AURORA


LOOMIS SAYLES SMALL CAP


RUSSELL 2000(R) INDEX


FRANKLIN TEMPLETON SMALL CAP GROWTH


MET/AIM SMALL CAP GROWTH


T. ROWE PRICE SMALL CAP GROWTH


SCUDDER GLOBAL EQUITY


FI INTERNATIONAL STOCK (FORMERLY PUTNAM INTERNATIONAL STOCK)


HARRIS OAKMARK INTERNATIONAL


MFS RESEARCH INTERNATIONAL


MORGAN STANLEY EAFE(R) INDEX


PIMCO PEA INNOVATION (FORMERLY PIMCO INNOVATION)


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION


IMPORTANT TERMS YOU SHOULD KNOW

     These are the revised terms in this section.


ACCOUNT BALANCE (UPDATED FROM THE MAY 1, 2001 AND MAY 1, 2002 PROSPECTUSES.)


     When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.



ACCUMULATION UNIT VALUE (UPDATED FROM YOUR LAST PROSPECTUS.)



     With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ANNUITY UNIT VALUE (UPDATED FROM YOUR LAST PROSPECTUS.)



     With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


INVESTMENT DIVISION (UPDATED FROM YOUR LAST PROSPECTUS.)


     Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Calvert Fund, Met Investors Fund or American Funds.



METLIFE DESIGNATED OFFICE (UPDATED FROM YOUR LAST PROSPECTUS.)



     The MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND PREFERENCE PLUS INCOME ANNUITIES


    The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.
--------------------------------------------------------------------------------


CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase) (1).............................................    Up to 7%
  Exchange Fee..............................................        None
  Surrender Fee.............................................        None
  Account Reduction Loan Initiation Fee.....................      $75(2)
  Annual Account Reduction Loan Maintenance Fee (per loan
     outstanding)...........................................      $50(2)
  Income Annuity Contract Fee(3)............................        $350
  Transfer Fee..............................................        None


(1) AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
    SCHEDULE:

   DURING PURCHASE PAYMENT/CONTRACT YEAR
   1...........................................................      7%
   2...........................................................      6%
   3...........................................................      5%
   4...........................................................      4%
   5...........................................................      3%
   6...........................................................      2%
   7...........................................................      1%
   THEREAFTER..................................................      0%

  THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

(2) EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.

(3) THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY MORE THAN TWO YEARS.
--------------------------------------------------------------------------------

    The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.


Annual Contract Fee (4).........................................................................     None
Separate Account Charge (as a percentage of your average account value) (5)
  General Administrative Expenses Charge........................................................     .50%
  Mortality and Expense Risk Charge.............................................................     .75%
  Total Separate Account Annual Charge..................  Current and Maximum Guaranteed Charge:    1.25%


(4) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

(5) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME ANNUITIES.
--------------------------------------------------------------------------------


    The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value, FI Value Leaders, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, Neuberger Berman Real Estate, MFS Total Return, State Street Research Large Cap Growth, and Harris Oakmark International Portfolios, which are Class E Portfolios, and the Portfolios of the American

    Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund and the American Funds fees and expenses are contained in their respective prospectuses.


                                                                MINIMUM    MAXIMUM
                                                                -------    -------
Total Annual Metropolitan Fund, Met Investors Fund, the
  Calvert Fund and American Funds Operating Expenses for the
  fiscal year ending December 31, 2003 (expenses that are
  deducted from these Funds' assets include management fees,
  distribution fees (12b-1 fees) and other expenses)........     0.31%      1.33%
After Waiver and/or Reimbursement of Expenses (6)(7)........     0.31%      1.33%



(6) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2005, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: 1.10 % FOR THE PIMCO PEA INNOVATION PORTFOLIO, 0.95% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO,
    1.10 % FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 0.75% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 1.05% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, 0.90% FOR JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.20% FOR HARRIS OAKMARK INTERNATIONAL PORTFOLIO, 0.95% FOR MET/AIM MID CAP CORE EQUITY PORTFOLIO AND 0.90% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(7) PURSUANT TO AN EXPENSE AGREEMENT, METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES, AND EXTRAORDINARY EXPENSES AND 12b-1 PLAN FEES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MET/PUTNAM VOYAGER PORTFOLIO                                     1.00
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO (CLASS E)        0.95
MFS INVESTORS TRUST PORTFOLIO                                    1.00


     THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO (EXCEPT FOR THE MET/PUTNAM VOYAGER PORTFOLIO) SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2005. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.


                                                                         C             A+B+C=D                          D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                 A          B     OTHER EXPENSES   TOTAL EXPENSES         E        TOTAL EXPENSES
for the fiscal year ending December 31, 2003  MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(9)       FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio................................      0.55      0.00         0.10             0.65             0.00           0.65
State Street Research Bond Income
  Portfolio (8)(11)........................      0.40      0.00         0.07             0.47             0.00           0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio................................      0.25      0.00         0.09             0.34             0.00           0.34
Salomon Brothers Strategic Bond
  Opportunities Portfolio..................      0.65      0.00         0.16             0.81             0.00           0.81
MFS Total Return Portfolio (Class E) (10)...     0.50      0.15         0.19             0.84             0.00           0.84
State Street Research Diversified
  Portfolio (8)............................      0.44      0.00         0.07             0.51             0.00           0.51
Davis Venture Value Portfolio (8)..........      0.74      0.00         0.05             0.79             0.00           0.79
FI Value Leaders Portfolio (Class
  E) (8)(10)...............................      0.67      0.15         0.07             0.89             0.00           0.89
Harris Oakmark Large Cap Value
  Portfolio (8)............................      0.74      0.00         0.09             0.83             0.00           0.83
State Street Research Large Cap Value
  Portfolio (Class E) (7)(8)(10)...........      0.70      0.15         0.35             1.20             0.10           1.10
MetLife Stock Index Portfolio..............      0.25      0.00         0.06             0.31             0.00           0.31
MFS Investors Trust Portfolio (7)(16)......      0.75      0.00         0.36             1.11             0.11           1.00
State Street Research Investment Trust
  Portfolio (8)............................      0.49      0.00         0.07             0.56             0.00           0.56

                                                                         C             A+B+C=D                          D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                 A          B     OTHER EXPENSES   TOTAL EXPENSES         E        TOTAL EXPENSES
for the fiscal year ending December 31, 2003  MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(9)       FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
Met/Putnam Voyager Portfolio (7)(8)........      0.80      0.00         0.27             1.07             0.07           1.00
State Street Research Large Cap Growth
  Portfolio (Class E) (8)(10)..............      0.73      0.15         0.07             0.95             0.00           0.95
T. Rowe Price Large Cap Growth
  Portfolio (8)............................      0.63      0.00         0.16             0.79             0.00           0.79
Harris Oakmark Focused Value
  Portfolio (8)............................      0.75      0.00         0.05             0.80             0.00           0.80
Neuberger Berman Partners Mid Cap Value
  Portfolio (8)............................      0.69      0.00         0.11             0.80             0.00           0.80
FI Mid Cap Opportunities
  Portfolio (8)(17)........................      0.69      0.00         0.08             0.77             0.00           0.77
MetLife Mid Cap Stock Index Portfolio......      0.25      0.00         0.15             0.40             0.00           0.40
State Street Research Aggressive Growth
  Portfolio (8)............................      0.73      0.00         0.08             0.81             0.00           0.81
State Street Research Aurora
  Portfolio (8)............................      0.85      0.00         0.08             0.93             0.00           0.93
Loomis Sayles Small Cap Portfolio (8)......      0.90      0.00         0.09             0.99             0.00           0.99
Russell 2000(R) Index Portfolio............      0.25      0.00         0.22             0.47             0.00           0.47
Franklin Templeton Small Cap Growth
  Portfolio (7)(8).........................      0.90      0.00         0.42             1.32             0.17           1.15
T. Rowe Price Small Cap Growth
  Portfolio (8)............................      0.52      0.00         0.11             0.63             0.00           0.63
Scudder Global Equity Portfolio (8)........      0.64      0.00         0.20             0.84             0.00           0.84
FI International Stock Portfolio (8)(18)...      0.86      0.00         0.23             1.09             0.00           1.09
Morgan Stanley EAFE(R) Index Portfolio.....      0.30      0.00         0.41             0.71             0.00           0.71

                                                                      B              A+B=C
CALVERT FUND ANNUAL EXPENSES                         A          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003         MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (12)        FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio............       0.70             0.23             0.93

                                                                  C-D=E
CALVERT FUND ANNUAL EXPENSES                                  TOTAL EXPENSES
for fiscal year ending December 31, 2003             D            AFTER
(as a percentage of average net assets) (12)   REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio............       0.00           0.93


                                                                       C             A+B+C=D                          D-E=F
MET INVESTORS FUND ANNUAL EXPENSES              A          B     OTHER EXPENSES   TOTAL EXPENSES         E        TOTAL EXPENSES
for fiscal year ending December 31, 2003    MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(9)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (19).........     0.50      0.00         0.09             0.59             0.00           0.59
Lord Abbett Bond Debenture
  Portfolio (6)(8)(11)(19)................     0.60      0.00         0.10             0.70             0.00           0.70
Neuberger Berman Real Estate (Class
  E) (6)(8)(10)(20).......................     0.70      0.15         0.41             1.26             0.21           1.05
Janus Aggressive Growth
  Portfolio (6)(8)(15)....................     0.78      0.00         0.12             0.90             0.01           0.89
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (6)(8)(10)(19)................     0.75      0.15         0.19             1.09             0.00           1.09
T. Rowe Price Mid-Cap Growth
  Portfolio (6)(14).......................     0.75      0.00         0.17             0.92             0.01           0.91
Met/AIM Small Cap Growth Portfolio (Class
  E) (6)(10)..............................     0.90      0.15         0.20             1.25             0.05           1.20
Harris Oakmark International Portfolio
  (Class E) (6)(8)(10)(13)(19)............     0.85      0.15         0.33             1.33             0.00           1.33
MFS Research International
  Portfolio (6)(8)........................     0.80      0.00         0.31             1.11             0.02           1.09
PIMCO PEA Innovation Portfolio (6)........     0.95      0.00         0.31             1.26             0.16           1.10

                                                                            C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES               A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003         MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (8)(10)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...           0.33      0.25         0.01             0.59
American Funds Growth Portfolio...                  0.37      0.25         0.02             0.64
American Funds Global Small Capitalization
  Portfolio......................                   0.80      0.25         0.03             1.08

                                                                    D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                 E        TOTAL EXPENSES
for fiscal year ending December 31, 2003            WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (8)(10)  REIMBURSEMENT  REIMBURSEMENT
-----------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...             0.00           0.59
American Funds Growth Portfolio...                    0.00           0.64
American Funds Global Small Capitalization
  Portfolio......................                     0.00           1.08

(8) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.

(9) CERTAIN METROPOLITAN FUND AND MET INVESTORS FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, MET INVESTORS FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND MET INVESTORS FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE PROSPECTUS FOR EACH FUND FOR MORE INFORMATION.

(10) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12b-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12b-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.

(11) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

(12) "OTHER EXPENSES" ARE BASED ON THE PORTFOLIO'S MOST RECENT FISCAL YEAR. THE MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR CALVERT ASSET MANAGEMENT COMPANY, INC. AND THE
     ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CALVERT.

(13) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO.

(14) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.

(15) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.

(16) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.


(17) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.


(18) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.


(19) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGERS OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGERS BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:


                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
PIMCO TOTAL RETURN PORTFOLIO                                     0.02
LORD ABBETT BOND DEBENTURE PORTFOLIO                             0.03
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.02
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.09


(20) NEUBERGER BERMAN REAL ESTATE PORTFOLIO WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2004. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIO'S EXPENSES THROUGH DECEMBER 31, 2004.

EXAMPLES

     The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

     EXAMPLE 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

      -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

      --   reimbursement and/or waiver of expenses was not in effect;

      -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

      --   the underlying Portfolio earns a 5% annual return; and

      -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $906         $1,284         $1,662         $2,891
Minimum...................................................      $812         $  992         $1,148         $1,850


     EXAMPLE 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

      -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

      --   reimbursement and/or waiver of expenses was not in effect;

      -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

      --   the underlying Portfolio earns a 5% annual return; and

      -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                                  1             3             5              10
                                                                 YEAR         YEARS         YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum....................................................      $260         $798          $1,362         $2,891
Minimum....................................................      $159         $492          $  848         $1,850

     EXAMPLE 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

      -- there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);

      --   reimbursement and/or waiver of expenses was not in effect;

      -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

      --   the underlying Portfolio earns a 5% annual return;

      --   you bear the Income Annuity Contract Fee; and

      -- you purchase an Income Annuity or you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $610         $1,148         $1,712         $3,241
Minimum...................................................      $509         $  842         $1,198         $2,200

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

(For an accumulation unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Accumulation Unit
     Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------

Salomon Brothers U.S. Government Division (h)....... 2003      $16.07            $16.14          3,166
                                                     2002       15.07             16.07          3,844
                                                     2001       14.30             15.07          1,179

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


PIMCO Total Return Division (h)..................... 2003       11.41             11.78          9,778
                                                     2002       10.55             11.41          8,941
                                                     2001       10.00             10.55          2,743

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


State Street Research Bond Income Division (c)...... 2003       23.46             24.52         15,377
                                                     2002       21.93             23.46         17,570
                                                     2001       20.49             21.93         18,441
                                                     2000       18.65             20.49         16,397
                                                     1999       19.33             18.65         18,535
                                                     1998       17.89             19.33         20,060
                                                     1997       16.49             17.89         16,307
                                                     1996       16.12             16.49         16,604
                                                     1995       13.65             16.12         15,252
                                                     1994       14.27             13.65         13,923


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value



[LUCY WITH STOCK TICKER GRAPHIC]

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Lehman Brothers(R) Aggregate Bond Index Division
  (e)............................................... 2003      $12.53            $12.83         20,045
                                                     2002       11.51             12.53         20,058
                                                     2001       10.85             11.51         17,519
                                                     2000        9.86             10.85         11,149
                                                     1999       10.12              9.86          7,735
                                                     1998       10.00             10.12            793


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division (h)...................................... 2003       17.55             19.53          2,157
                                                     2002       16.22             17.55          1,216
                                                     2001       15.37             16.22            494

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Lord Abbett Bond Debenture Division (d)............. 2003       10.65             12.57          5,372
                                                     2002       10.65             10.65          4,922
                                                     2001       10.93             10.65          5,375
                                                     2000       11.17             10.93          5,291
                                                     1999        9.60             11.17          4,708
                                                     1998       10.51              9.60          3,882
                                                     1997       10.00             10.51          2,375


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Calvert Social Balanced Division.................... 2003       21.51             25.35          1,516
                                                     2002       24.80             21.51          1,499
                                                     2001       26.99             24.80          1,564
                                                     2000       28.21             26.99          1,527
                                                     1999       25.45             28.21          1,453
                                                     1998       22.16             25.45          1,367
                                                     1997       18.68             22.16          1,181
                                                     1996       16.80             18.68            995
                                                     1995       13.11             16.80            787
                                                     1994       13.71             13.11            630


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


State Street Research Diversified Division.......... 2003      $22.81            $27.16         48,133
                                                     2002       26.81             22.81         53,831
                                                     2001       28.98             26.81         66,375
                                                     2000       29.04             28.98         75,259
                                                     1999       27.05             29.04         75,126
                                                     1998       22.89             27.05         73,897
                                                     1997       19.22             22.89         62,604
                                                     1996       17.00             19.22         52,053
                                                     1995       13.55             17.00         42,712
                                                     1994       14.15             13.55         40,962


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Growth-Income Division (h)........... 2003       70.85             92.67          1,753
                                                     2002       87.85             70.85          1,163
                                                     2001       86.74             87.85            404

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Davis Venture Value Division (a).................... 2003       22.32             28.84          2,515
                                                     2002       27.02             22.32          2,269
                                                     2001       30.79             27.02          2,072
                                                     2000       30.19             30.79            917

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


FI Value Leaders Division (f)....................... 2003       19.04             23.83            176
                                                     2002       23.06             19.04             40


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Harris Oakmark Large Cap Value Division (e)......... 2003      $ 9.83            $12.18         18,737
                                                     2002       11.60              9.83         19,479
                                                     2001        9.92             11.60         16,415
                                                     2000        8.93              9.92          4,947
                                                     1999        9.71              8.93          3,631
                                                     1998       10.00              9.71            386


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


State Street Research Large Cap Value Division
  (f)............................................... 2003        7.93             10.61            856
                                                     2002       10.00              7.93            284


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MetLife Stock Index Division........................ 2003       26.36             33.38         69,963
                                                     2002       34.37             26.36         73,961
                                                     2001       39.62             34.37         80,855
                                                     2000       44.24             39.62         83,765
                                                     1999       37.08             44.24         79,702
                                                     1998       29.28             37.08         71,204
                                                     1997       22.43             29.28         58,817
                                                     1996       18.52             22.43         43,141
                                                     1995       13.70             18.52         29,883
                                                     1994       13.71             13.70         23,458


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


MFS Investors Trust Division (h).................... 2003        6.58              7.92            848
                                                     2002        8.35              6.58            796
                                                     2001       10.06              8.35            494

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


MFS Research Managers Division (h)(i)............... 2003      $ 6.62            $ 8.11            296
                                                     2002        8.83              6.62            291
                                                     2001       11.31              8.83            164

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


State Street Research Investment Trust Division..... 2003       22.24             28.61         42,947
                                                     2002       30.49             22.24         47,435
                                                     2001       37.20             30.49         57,292
                                                     2000       40.14             37.20         62,971
                                                     1999       34.30             40.14         64,026
                                                     1998       27.10             34.30         64,053
                                                     1997       21.37             27.10         60,102
                                                     1996       17.71             21.37         49,644
                                                     1995       13.47             17.71         38,047
                                                     1994       14.10             13.47         32,563


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Growth Division (h).................. 2003       88.13            119.08          1,483
                                                     2002      118.11             88.13            925
                                                     2001      146.13            118.11            383

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Janus Aggressive Growth Division (g)(h)............. 2003        5.32              6.82          1,650
                                                     2002        7.76              5.32          1,511
                                                     2001       10.00              7.76          1,023

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Met/Putnam Voyager Division (a)..................... 2003      $ 3.47            $ 4.32          6,160
                                                     2002        4.95              3.47          5,946
                                                     2001        7.24              4.95          5,527
                                                     2000        9.82              7.24          2,555

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division (e)......... 2003        8.81             11.38         10,543
                                                     2002       11.62              8.81         10,694
                                                     2001       13.06             11.62         12,077
                                                     2000       13.29             13.06         12,475
                                                     1999       11.01             13.29          3,394
                                                     1998       10.00             11.01            407


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Harris Oakmark Focused Value Division (h)........... 2003       24.13             31.62          5,303
                                                     2002       26.80             24.13          5,044
                                                     2001       21.38             26.80          2,800

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value Division
  (e)............................................... 2003       13.56             18.29          9,002
                                                     2002       15.20             13.56          9,180
                                                     2001       15.78             15.20          9,094
                                                     2000       12.46             15.78          7,506
                                                     1999       10.73             12.46          2,438
                                                     1998       10.00             10.73            297


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


FI Mid Cap Opportunities Division (b)(j)............ 2003      $11.16            $14.83         38,331
                                                     2002       15.91             11.16         42,962
                                                     2001       25.71             15.91         52,028
                                                     2000       37.86             25.71         57,546
                                                     1999       17.19             37.86         44,078
                                                     1998       12.69             17.19         19,031
                                                     1997       10.00             12.69          7,417


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Met/AIM Mid Cap Core Equity Division (f)............ 2003        9.70             12.11            799
                                                     2002       11.41              9.70            342


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division (a)............ 2003        8.71             11.61         11,376
                                                     2002       10.36              8.71         10,596
                                                     2001       10.62             10.36          8,080
                                                     2000       10.00             10.62          5,493

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

State Street Research Aggressive Growth Division.... 2003       17.89             24.88         25,244
                                                     2002       25.42             17.89         27,179
                                                     2001       33.76             25.42         31,091
                                                     2000       37.01             33.76         33,051
                                                     1999       28.12             37.01         31,947
                                                     1998       25.05             28.12         38,975
                                                     1997       23.77             25.05         43,359
                                                     1996       22.35             23.77         43,962
                                                     1995       17.47             22.35         33,899
                                                     1994       18.03             17.47         26,890

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Division (h)........... 2003      $ 4.66            $ 6.31          3,464
                                                     2002        8.43              4.66          2,343
                                                     2001       10.00              8.43          1,519
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

State Street Research Aurora Division (a)........... 2003       10.90             16.17         18,572
                                                     2002       14.03             10.90         18,446
                                                     2001       12.25             14.03         14,487
                                                     2000       10.00             12.25          4,095
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Loomis Sayles Small Cap Division (a)................ 2003       17.81             24.00            812
                                                     2002       22.99             17.81            759
                                                     2001       25.53             22.99            654
                                                     2000       25.79             25.53            353
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Russell 2000(R) Index Division (e).................. 2003        9.49             13.69         10,958
                                                     2002       12.08              9.49         10,366
                                                     2001       12.13             12.08          9,632
                                                     2000       12.76             12.13          9,113
                                                     1999       10.53             12.76          5,395
                                                     1998       10.00             10.53            598

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth Division (h).... 2003        6.28              8.99          2,000
                                                     2002        8.81              6.28          1,420
                                                     2001       10.00              8.81            769

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Met/AIM Small Cap Growth Division (f)............... 2003      $ 8.51            $11.69            317
                                                     2002       11.25              8.51            130


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division (b)......... 2003        8.87             12.34         15,892
                                                     2002       12.25              8.87         16,729
                                                     2001       13.64             12.25         18,643
                                                     2000       15.19             13.64         19,423
                                                     1999       12.02             15.19         14,007
                                                     1998       11.76             12.02         13,119
                                                     1997       10.00             11.76          6,932


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Scudder Global Equity Division (b).................. 2003       10.26             13.22         10,017
                                                     2002       12.37             10.26         10,868
                                                     2001       14.93             12.37         12,091
                                                     2000       15.36             14.93         11,687
                                                     1999       12.43             15.36          9,323
                                                     1998       10.85             12.43          7,712
                                                     1997       10.00             10.85          4,826


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


FI International Stock Division..................... 2003       10.49             13.26         11,727
                                                     2002       12.87             10.49         13,031
                                                     2001       16.41             12.87         13,984
                                                     2000       18.49             16.41         13,980
                                                     1999       16.07             18.49         13,052
                                                     1998       13.28             16.07         14,330
                                                     1997       13.77             13.28         15,865
                                                     1996       14.19             13.77         17,780
                                                     1995       14.25             14.19         17,553
                                                     1994       13.74             14.25         16,674


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Harris Oakmark International Division (f)........... 2003      $ 8.86            $11.82            595
                                                     2002       10.61              8.86             42


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MFS Research International Division (h)............. 2003        7.63              9.96            973
                                                     2002        8.73              7.63            830
                                                     2001       10.00              8.73            409

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Morgan Stanley EAFE(R) Index Division (e)........... 2003        7.16              9.73         12,719
                                                     2002        8.69              7.16         12,545
                                                     2001       11.25              8.69         11,012
                                                     2000       13.31             11.25          8,034
                                                     1999       10.79             13.31          3,869
                                                     1998       10.00             10.79            342


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


PIMCO PEA Innovation Division (h)................... 2003        3.63              5.66          6,380
                                                     2002        7.44              3.63          2,785
                                                     2001       10.00              7.44          2,036

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Global Small Capitalization Division
  (h)............................................... 2003       10.90             16.52          2,336
                                                     2002       13.63             10.90          1,291
                                                     2001       15.83             13.63            549

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

(For an accumulation unit outstanding throughout the period)

----------------------------------------


(a)  Inception Date: July 5, 2000.
(b)  Inception Date: March 3, 1997.
(c) The assets of State Street Research Income Division were merged into this investment division on April 29, 2002.
     Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(d) The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002.
     Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(e)  Inception Date: November 9, 1998.
(f)  Inception date: May 1, 2002.
(g) The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003.
     Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(h)  Inception Date: May 1, 2001.
(i)  The assets in this investment division merged into the MFS
     Investors Trust Division prior to the opening of business on May 3, 2004. This investment division is no longer available under the Deferred Annuity.
(j)  The investment division with the name FI Mid Cap
     Opportunities was merged into the Janus Mid Cap Division, prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulation Unit Values history presented here is that of the Janus Mid Cap Division.

                                    METLIFE


     Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife, was formed under laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve approximately 13 million households in the U.S. and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies have insurance operations in 10 countries serving approximately 8 million customers.


                               METROPOLITAN LIFE
                               SEPARATE ACCOUNT E

     We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


VARIABLE ANNUITIES (Updated from your last prospectus.)



     1. Substitute this sentence for the second sentence in this section:



     These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose.



     2. Substitute this sentence for the fourth sentence in this section:



     Since the investment performance is not guaranteed, your money or income payment amount is at risk.



AN INCOME ANNUITY (Updated from your last prospectus.)



     1. Substitute these sentences for the second and third sentences in this section:



     You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse).



     2. Substitute this sentence for the sixth sentence in this section:



     The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and amount of your purchase payment.


                            YOUR INVESTMENT CHOICES

     The Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Supplement. If the Calvert Social Balanced Portfolio is available to you, then you will also receive a Calvert Fund prospectus. You should read the prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following
Portfolios: FI Value Leaders (formerly FI Structured Equity), Met/AIM Small Cap Growth, Harris Oakmark International, Neuberger Berman Real Estate, MFS Total Return, State Street Research Large Cap Growth, Met/AIM Mid Cap Core Equity and State Street Research Large Cap Value, which are all Class E.



     Starting with the most conservative Portfolio, the investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance and income payments based upon amounts allocated to the investment divisions may go down as well as up.



Salomon Brothers U.S. Government Portfolio                Seeks to maximize total return consistent with
                                                          preservation of capital and maintenance of liquidity
PIMCO Total Return Portfolio                              Seeks maximum total return, consistent with the
                                                          preservation of capital and prudent investment
                                                          management
State Street Research Bond Income Portfolio               Seeks competitive total return primarily from investing
                                                          in fixed-income securities
Lehman Brothers(R) Aggregate Bond Index Portfolio         Seeks to equal the performance of the Lehman Brothers
                                                          Aggregate Bond Index
Salomon Brothers Strategic Bond Opportunities Portfolio   Seeks long-term growth of capital
Lord Abbett Bond Debenture Portfolio                      Seeks to provide high current income and the opportunity
                                                          for capital appreciation to produce a high total return
Calvert Social Balanced Portfolio                         Seeks to achieve a competitive total return
MFS Total Return Portfolio                                Seeks a favorable total return through investment in a
                                                          diversified portfolio
State Street Research Diversified Portfolio               Seeks high total return while attempting to limit
                                                          investment risk and preserve capital
Neuberger Berman Real Estate Portfolio                    Seeks total return through investment in real estate
                                                          securities, emphasizing both capital appreciation and
                                                          current income
American Funds Growth-Income Portfolio                    Seeks capital appreciation and income
Davis Venture Value Portfolio's                           Seeks growth of capital
FI Value Leaders Portfolio                                Seeks long-term growth of capital
Harris Oakmark Large Cap Value Portfolio                  Seeks long-term capital appreciation
State Street Research Large Cap Value Portfolio           Seeks long-term growth of capital
MetLife Stock Index Portfolio                             Seeks to equal the performance of the Standard &
                                                          Poor's(R) 500 Composite Stock Price Index
MFS Investors Trust Portfolio                             Seeks long-term growth of capital with a secondary
                                                          objective to seek reasonable current income
State Street Research Investment Trust Portfolio          Seeks long-term growth of capital and income
American Funds Growth Portfolio                           Seeks capital appreciation through stocks
Janus Aggressive Growth Portfolio                         Seeks long-term growth of capital
Met/Putnam Voyager Portfolio                              Seeks capital appreciation
State Street Research Large Cap Growth Portfolio          Seeks long-term growth of capital
T. Rowe Price Large Cap Growth Portfolio                  Seeks long-term growth of capital and, secondarily,
                                                          dividend income
Harris Oakmark Focused Value Portfolio                    Seeks long-term capital appreciation
Neuberger Berman Partners Mid Cap Value Portfolio         Seeks capital growth
FI Mid Cap Opportunities Portfolio                        Seeks long-term growth of capital

Met/AIM Mid Cap Core Equity Portfolio                     Seeks long-term growth of capital
MetLife Mid Cap Stock Index Portfolio                     Seeks to equal the performance of the Standard &
                                                          Poor's(R) MidCap 400 Composite Stock Price Index
State Street Research Aggressive Growth Portfolio         Seeks maximum capital appreciation
T. Rowe Price Mid-Cap Growth Portfolio                    Seeks long-term growth of capital
State Street Research Aurora Portfolio                    Seeks high total return, consisting principally of
                                                          capital appreciation
Loomis Sayles Small Cap Portfolio                         Seeks long-term capital growth from investments in
                                                          common stocks or other equity securities
Russell 2000(R) Index Portfolio                           Seeks to equal the return of the Russell 2000 Index
Franklin Templeton Small Cap Growth Portfolio             Seeks long-term growth of capital
Met/AIM Small Cap Growth Portfolio                        Seeks long-term growth of capital
T. Rowe Price Small Cap Growth Portfolio                  Seeks long-term growth
Scudder Global Equity Portfolio                           Seeks long-term growth of capital
FI International Stock Portfolio                          Seeks long-term growth of capital
Harris Oakmark International Portfolio                    Seeks long-term capital appreciation
MFS Research International Portfolio                      Seeks capital appreciation
Morgan Stanley EAFE(R) Index Portfolio                    Seeks to equal the performance of the MSCI EAFE Index
PIMCO PEA Innovation Portfolio                            Seeks capital appreciation; no consideration is given to
                                                          income
American Funds Global Small Capitalization Portfolio      Seeks capital appreciation through stocks


     While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.


     The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option.


     The degree of investment risk you assume will depend on the investment divisions you choose.


     Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:


     * Your employer, association or other group contract holder limits the available investment divisions.


     *  We have restricted the available investment divisions.


     The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Social Balanced and American Funds Portfolios are made available by the Calvert Fund and the American Funds, respectively, only through various insurance company annuities and life insurance policies.


     The Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

     The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Calvert Social Balanced Portfolio pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the other expenses paid by each Portfolio, are described in the applicable prospectus and SAIs for the Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds.

     In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The Calvert Fund prospectus discusses different separate accounts of the various insurance companies that invest in the portfolios of the Calvert Fund. The risks of these arrangements are also discussed in each Fund's prospectus.

                               DEFERRED ANNUITIES

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

     Add this sentence to this section of the May 1, 2001 prospectus:

     We are not a party to your employer's retirement plan.

PURCHASE PAYMENTS


     Substitute this section for the one in the May 1, 2001 and May 1, 2002 prospectuses:


  LIMITS ON PURCHASE PAYMENTS

     Your ability to make purchase payments may be limited by:

     *  Federal tax laws.

     * Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance.

     * Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61 (except under a PEDC Deferred Annuity).

     * For Keogh, TSA, PEDC and 403(a) Deferred Annuities, if you should leave your job.

     *  Receiving systematic termination payments (described later).


TRANSFERS



     Substitute this section for the one in your last prospectus:



     You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:



     *  The percentage or dollar amount of the transfer;



     * The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;



     * The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

     * Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.



     You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.



     We have policies and procedures that attempt to detect transfer/reallocation activity that may adversely affect other contract holders or participants/annuitants or Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more contract holders or participants/annuitants (i.e., market timing). We employ various means to try to detect such transfer/reallocation activity, such as periodically examining the number of transfers/reallocations and/or the number of "round trip" transfers/reallocations into and out of particular investment divisions made by contract holders and participants/annuitants within given periods of time and/or investigating transfer/reallocation activity identified by our MetLife Designated Office or the Funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



     The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders and participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the Deferred Annuity. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and investment divisions and may be more restrictive with regard to certain contracts or investment divisions than others. Accordingly, there is no assurance that we can prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants or Fund shareholders. In addition, we cannot guarantee that the Funds will not be harmed by transfer/reallocation activity related to other insurance companies and/or retirement plans that may invest in the Funds.



     Our policies and procedures may result in restrictions being applied to contract holders or participants/annuitants. These restrictions may include:



     * requiring you to send us by U.S. mail a signed, written request to make transfers/reallocations;



     *  collecting a Fund redemption fee;



     * denying a transfer/reallocation request from an authorized third party acting on behalf of multiple contract holders or participants/annuitants; and



     * imposing other limitations and modifications where we determine that exercise of the ability to make transfers/reallocations may create a disadvantage to other contract holders or participants/annuitants (including, but not limited to, imposing a minimum time period between each transfer/reallocation).



     If restrictions are imposed on a contract holder or participant/annuitant, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



     In accordance with applicable law, we reserve the right to modify or terminate the ability to make transfers/reallocations at any time. We also reserve the right to defer or restrict the ability to make transfers/reallocations at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the Fund prospectuses for more details.



     Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.



WE MAY REQUIRE YOU TO:



     *  Use our forms;

     * Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or



     * Transfer a minimum amount if the transfer is in connection with the Allocator.


ACCESS TO YOUR MONEY

     Add this section:

ACCOUNT REDUCTION LOANS


     We administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the Internal Revenue Service as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each investment division and the Fixed Interest Account in which you then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the investment divisions and the Fixed Interest Account in which you then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.


CONTRACT FEE


     Add this section to the May 1, 2001 and May 1, 2002 prospectuses:


ACCOUNT REDUCTION LOAN FEES


     We make available account reduction loans. If your plan or group of which you are a participant or member permits account reduction loans, and you take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each investment division and the Fixed Interest Account in which you then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.


CHARGES

     Substitute this section for the one in the May 1, 2001 prospectus:

  INVESTMENT-RELATED CHARGE

     This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

     Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

     Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

     We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES

  WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

     Delete the last paragraph from this section in the May 1, 2002 prospectus and the paragraph in this section in the May 1, 2001 prospectus (added by Supplement dated May 1, 2002) and insert the following paragraphs:

     * For participants in the Teacher Retirement System of Texas who purchase contracts on or after June 1, 2002, if you have continuously participated for 10 years. Continuously participated means your contract must be in existence for 10 years prior to the requested withdrawal.

     * If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

     * If your plan or the group of which you are a participant or member permits account reduction loans, you take an account reduction loan and the withdrawal consists of these account reduction loan amounts.


     Add this paragraph as the last paragraph in this sub-section in your last prospectus:



     *  If you retire:



          -- For certain TSA Deferred Annuities, if there is a plan and you retire according to the requirements of the plan.


WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

     Substitute this paragraph for the first paragraph of this section in your last prospectus:

          If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

DEATH BENEFIT


     Substitute this section for the one in the May 1, 2001 and May 1, 2002 prospectuses:


          Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. In the future, we may permit your beneficiary to have other options, other than applying the death benefit to a pay-out option or taking a lump sum cash payment.

                                INCOME ANNUITIES


INCOME PAYMENT TYPES



     Add these sentences after the first sentence in this section in your last prospectus:



          You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.



ALLOCATION



     Substitute this paragraph for the paragraph in this section in your last prospectus:



          You decide what portion of your income payment is allocated to each of the variable investment divisions.



MINIMUM SIZE OF YOUR INCOME PAYMENT



     Substitute this sentence for the last sentence in this section in your last prospectus:



          This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.



THE VALUE OF YOUR INCOME PAYMENTS



ANNUITY UNITS



     Substitute this section for the one in your last prospectus:



          Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.



AIR



     Substitute this section for the one in your last prospectus:



          Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount the investment experience of your chosen investment divisions exceeds the AIR and Separate Account charge (the net investment return). Likewise, your next payment will decrease to the approximate extent the investment experience of your chosen investment divisions is less than the AIR. A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.



          The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.



VALUATION



     Substitute this section for the one in your last prospectus:



     This is how we calculate the Annuity Unit Value for each investment division:



     * First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;



     * Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;



     * Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and



     *  Finally, we multiply the previous Annuity Unit Value by this result.



TRANSFERS



     Delete this section from your last prospectus and add this section:



REALLOCATIONS



     You may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).



     For us to process a reallocation, you must tell us:



     *  The percentage or of the income payment to be reallocated;



     * The investment division (or Fixed Income Option) (and the percentages allocated to each) to which you want to reallocate; and



     *  The investment division from which you want to reallocate.



     We may require that you use our forms to make reallocations.



     We have policies and procedures that attempt to detect transfer/reallocation activity that may adversely affect other contract holders or participants/annuitants or Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more contract holders or participants/annuitants (i.e., market timing). We employ various means to try to detect such transfer/reallocation activity, such as periodically examining the number of transfers/reallocations and/or the number of "round trip" transfers/reallocations into and out of particular investment divisions made by contract holders and participants/annuitants within given periods of time and/or investigating transfer/reallocation activity identified by our MetLife Designated Office or the Funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

     The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders and participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the Income Annuity. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and investment divisions and may be more restrictive with regard to certain contracts or investment divisions than others. Accordingly, there is no assurance that we can prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants or Fund shareholders. In addition, we cannot guarantee that the Funds will not be harmed by transfer/reallocation activity related to other insurance companies and/or retirement plans that may invest in the Funds.



     Our policies and procedures may result in restrictions being applied to contract holders or participants/annuitants. These restrictions may include:



     * requiring you to send us by U.S. mail a signed, written request to make transfers/reallocations;



     *  collecting a Fund redemption fee;



     * denying a transfer/reallocation request from an authorized third party acting on behalf of multiple contract holders or participants/annuitants; and



     * imposing other limitations and modifications where we determine that exercise of the ability to make transfers/reallocations may create a disadvantage to other contract holders or participants/annuitants (including, but not limited to, imposing a minimum time period between each transfer/reallocation).



     If restrictions are imposed on a contract holder or participant/annuitant, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



     In accordance with applicable law, we reserve the right to modify or terminate the ability to make transfers/reallocations at any time. We also reserve the right to defer or restrict the ability to make transfers/reallocations privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the Fund prospectuses for more details.



     Your reallocation request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other reallocation requests in good order will be processed our next business day.


CHARGES


     Substitute this sentence for the first sentence in this section in your last prospectus:



          There are two types of charges you pay if you allocate any of your income payment to the investment divisions:


     Substitute this section for the one in the May 1, 2001 prospectus:

  INVESTMENT-RELATED CHARGE

     This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

     Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

     Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

     We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


FREE LOOK



     Add this sentence at the end of this section in your last prospectus:



          If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.


                              GENERAL INFORMATION

ADMINISTRATION

     All transactions will be processed in the manner described below.

  PURCHASE PAYMENTS


     Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.



     Generally, all your requests including all subsequent requests are effective the day we receive them at your MetLife Designated Office in good order.


     Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

     * On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

     *  After the close of the Exchange.

     In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.


     We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

     Under certain group Deferred Annuities and group Income Annuities, your employer, the trustee of the Keogh plan (if an allocated Deferred Annuity) or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

  CONFIRMING TRANSACTIONS

     You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

  PROCESSING TRANSACTIONS


     We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.



     If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.


  BY TELEPHONE OR INTERNET


     You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:


     *  Account Balance

     *  Unit Values

     *  Current rates for the Fixed Interest Account

     *  Transfers

     *  Changes to investment strategies

     *  Changes in the allocation of future purchase payments.


     Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.



     We have put into place reasonable security procedures to insure that instructions communicated are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

     Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems. We are not responsible or liable for:

     * any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

     * any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

  AFTER YOUR DEATH


     If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.


  THIRD PARTY REQUESTS


     Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contracts owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.



  VALUATION -- SUSPENSION OF PAYMENTS


     We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.


     When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations under a Deferred Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.



     We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:



     * rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or



     * during any other period when the Securities and Exchange Commission by order so permits.


ADVERTISING PERFORMANCE

     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

     We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

     YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

     CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

     AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These figures also assume a steady annual rate of return.

     For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions within the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date. We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

     We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

     All performance numbers are based on historical earnings. These numbers are not intended to indicate future results.

     Past performance is no guarantee of future results.

     Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY


     Delete from this section in the May 1, 2001 and May 1, 2002 prospectuses all references to the Zenith Fund.

     Substitute this paragraph for the third paragraph in this section in your last prospectus:



     * To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable tax treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.



     Substitute this paragraph for the eighth paragraph in this section in your last prospectus:



          If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.


VOTING RIGHTS


     Delete from this section in the May 1, 2001 and May 1, 2002 prospectuses all references to the Zenith Fund.



WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES



     All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.



     The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we may pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.



     We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities.



     From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisement in their publications or enter into other such arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts with the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.



     Our licensed sales representatives and their managers are eligible for various cash benefits, such as bonuses, insurance benefits and financial arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards. In addition, our licensed sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Deferred or Income Annuities. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     An investment adviser or subadviser of a Portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Portfolios. The amount of this compensation is based on a percentage of assets of the Portfolios attributable to the Deferred or Income Annuity and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50% of assets. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred or Income Annuity.



FINANCIAL STATEMENTS


     The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS

     If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

     If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

     For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

     We may not cancel your Income Annuity.


     We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000, except for the unallocated Keogh Deferred Annuity. For the unallocated Keogh Deferred Annuity we may cancel the Deferred Annuity if we do not receive purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. If we cancel a Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.


                                  INCOME TAXES

     The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax advisor about your circumstances, any recent tax developments and the impact of state income taxation.

     You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular contract. The SAI has additional tax information. Simply stated, income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.

     For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities.

     Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Supplement. Please consult your tax adviser.

     MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

     To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


     Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


  GENERAL

     Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

     Because these products are intended for retirement, if you make withdrawals before age 59 1/2 you may incur a tax penalty.

     We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

     The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:

     * increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

     *  adding "catch-up" contributions for taxpayers age 50 and above; and

     *  adding enhanced portability features.

     You should consult your tax adviser regarding these changes.


     Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.


  PURCHASE PAYMENTS

     Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

     Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

     There are different annual purchase payments limits for the annuities discussed in this Supplement. Purchase payments in excess of the limits may result in adverse tax consequences.

     Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

  WITHDRAWALS AND INCOME PAYMENTS

     Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax. Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments.

     If certain requirements are met, you may be able to transfer amounts in your contract to another eligible retirement plan or IRA. For PEDC contracts under a Section 457(b) plan of a tax-exempt employer which is not a state or local government, you can only transfer such amounts to another PEDC plan.

     Please consult the section for the type of annuity you purchased to determine if there are restrictions on withdrawals.

  MINIMUM DISTRIBUTION REQUIREMENTS

     Generally, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

     *  The year you turn age 70 1/2 or;

     * Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

     Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.

     It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing a pay-out option.

     If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Please consult your tax adviser.

  WITHDRAWALS BEFORE AGE 59 1/2

     If you receive a taxable distribution from your contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes. In general this does not apply to PEDC annuities. (However it does apply to distributions from PEDC contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.)

     As indicated in the chart below, some taxable distributions prior to age
59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                                                TYPE OF CONTRACT
                                                              --------------------
                                                              TSA   KEOGH   403(A)
                                                              --------------------
In a series of substantially equal payments made annually
(or more frequently) for life or life expectancy, after you
have separated from service                                    x      x       x
After you die                                                  x      x       x
After you become totally disabled (as defined in the Code)     x      x       x
To pay deductible medical expenses                             x      x       x
After separation from service if you are over age 55 at time
of separation                                                  x      x       x
After December 31, 1999 for IRS levies                         x      x       x

 SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

     If you are considering using the Systematic Withdrawal Program (currently only available for TSA Deferred Annuities) or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

     If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest.

     Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

  MANDATORY 20% WITHHOLDING (EXCEPT PEDC)

     We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. This rule does not apply to PEDC contracts under Section 457(b) plans of tax-exempt employers which are not state or local governments. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA, or another eligible retirement plan.

     Generally, an "eligible rollover distribution" is any amount you receive from your contract. However, it does not include distributions that are:

     *  A series of substantially equal payments made at least annually for:

          --   Your life or life expectancy

          --   Both you and your beneficiary's lives or life expectancies

          --   A specified period of 10 years or more

     *  Withdrawals to satisfy minimum distribution requirements

     *  Certain withdrawals on account of financial hardship

     Other exceptions to the definition of eligible rollover distribution may exist.

     For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements.

     You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

  AFTER DEATH

     The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

     If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

     If your spouse is your beneficiary and if your contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

     If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

TSA ANNUITIES

  GENERAL

     TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

     Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

  WITHDRAWALS

     If you are under 59 1/2, you cannot withdraw money from your contract unless the withdrawal:

     * Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments).

     *  Is directly transferred to other sec.403(b) arrangements;

     *  Relates to amounts that are not salary reduction elective deferrals;

     * Is after you die, leave your job or become disabled (as defined by the Code); or

     * Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

     You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

     See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.

  LOANS

     If your TSA annuity permits contract loans, such loans will be made only from any Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

     The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA annuity and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

     Your contract will indicate whether contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and contract prior to taking any loan.

KEOGH ANNUITIES

  GENERAL

     Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans.

     See the general heading under Income Taxes for a brief description of the tax rules for Keogh Annuities.

PEDC

  GENERAL

     PEDC plans are available to state or local governments and certain tax-exempt organizations as described in sec.457(b) and 457(e)(1) of the Code. The plans are not available for churches and qualified church-controlled organizations.

     PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.

     PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

  WITHDRAWALS

     Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax.

     Generally, monies in your contract can not be "made available" to you until you:

     *  Reach age 70 1/2

     *  Leave your job

     *  Have an unforeseen emergency (as defined by the Code)

  MINIMUM DISTRIBUTION

     The minimum distribution rules for contracts issued for PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. Consult your tax adviser.

  SPECIAL RULES

     Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

403(a)

  GENERAL

     The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

     See the general heading under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

                      TABLE OF CONTENTS FOR THE STATEMENT
                           OF ADDITIONAL INFORMATION


                                                              PAGE
COVER PAGE..................................................     1
TABLE OF CONTENTS...........................................     1
INDEPENDENT AUDITORS........................................     2
SERVICES....................................................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED       2
     ANNUITIES AND INCOME ANNUITIES.........................
EARLY WITHDRAWAL CHARGE.....................................     2
EXPERIENCE FACTOR...........................................     2
VARIABLE INCOME PAYMENTS....................................     2
INVESTMENT MANAGEMENT FEES..................................     6
PERFORMANCE DATA AND ADVERTISEMENT OF THE SEPARATE               8
     ACCOUNT................................................
VOTING RIGHTS...............................................    11
ERISA.......................................................    12
TAXES.......................................................    12
ANNUITY UNIT VALUES TABLES..................................    24
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT................   F-1
FINANCIAL STATEMENTS OF METLIFE.............................  F-66

                                    APPENDIX

PREMIUM TAX TABLE

     If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                                                   KEOGH AND          PEDC
                                                   TSA DEFERRED    403(A) DEFERRED    DEFERRED AND
                                                   AND INCOME      AND INCOME         INCOME
                                                   ANNUITIES       ANNUITIES          ANNUITIES(1)
California.......................................  0.5%            0.5%               2.35%
Maine............................................  --              --                 --
Nevada...........................................  --              --                 --
Puerto Rico......................................  1.0%            1.0%               1.0%
South Dakota.....................................  --              --                 --
West Virginia....................................  1.0%            1.0%               1.0%
Wyoming..........................................  --              --                 --

---------------

     (1) Premium tax rates applicable to Deferred and Income Annuities purchased under retirement plans of public employers meeting the requirements of sec.401(a) of the Code are included under the column headed "Keogh and 403(a) Deferred and Income Annuities."

                                  APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

     If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

     If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc.
         and Met Investors Series Trust

     [ ] Calvert Social Balanced Portfolio

     [ ] American Funds Insurance Series

     [ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                                  U.S. Postage
                                                                      Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15904-2914

                          Supplement Dated May 1, 2004


                                       To


                          Prospectus Dated May 1, 1995


                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                                    VESTMET


                     Group and Individual Annuity Contracts


                 Issued by Metropolitan Life Insurance Company


This Supplement updates information contained in the Metropolitan Life Separate Account E ("Separate Account") prospectus dated May 1, 1995 (the "Prospectus"). Please write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, Rhode Island, 02893 Attention: Annuities, telephone number (800) 638-7732, if you need another copy of the Prospectus.

The Prospectus describes individual and group VestMet Contracts ("Contracts") issued by Metropolitan Life Insurance Company ("MetLife"). The Contracts are no longer offered for purchase.


WITHDRAWALS AND TRANSFERS


Insert these paragraphs at the end of this section:


We have policies and procedures that attempt to detect transfer/reallocation activity that may adversely affect other contract holders or participants/annuitants or Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more contract holders or participants/annuitants (i.e., market timing). We employ various means to try to detect such transfer/reallocation activity, such as periodically examining the number of transfers/reallocations and/or the number of "round trip" transfers/reallocations into and out of particular investment divisions made by contract holders and participants/annuitants within given periods of time and/or investigating transfer/reallocation activity identified by our MetLife Designated Office or the Funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders and participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the Contract. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and investment divisions and may be more restrictive with regard to certain contracts or investment divisions than others. Accordingly, there is no assurance that we can prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants or Fund shareholders. In addition, we cannot guarantee that the Funds will not be harmed by transfer/reallocation activity related to other insurance companies and/or retirement plans that may invest in the Funds.



Our policies and procedures may result in restrictions being applied to contract holders or participants/annuitants. These restrictions may include:



     * requiring you to send us by U.S. mail a signed, written request to make a transfer/reallocation;



     *  collecting a Fund redemption fee;



     * denying a transfer/reallocation request from an authorized third party acting on behalf of multiple contract holders or participants/annuitants; and



     * imposing other limitations and modifications where we determine that exercise of the ability to make transfers/reallocations may create a disadvantage to other contract holders or participants/annuitants (including, but not limited to, imposing a minimum time period between each transfer/reallocation).



If restrictions are imposed on a contract holder or participant/annuitant, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.

In accordance with applicable law, we reserve the right to modify or terminate the ability to make transfers/reallocations at any time. We also reserve the right to defer or restrict the ability to make transfers/reallocations at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the Fund prospectus for more details.


          THIS SUPPLEMENT IS NOT VALID UNLESS PRECEDED BY THE CURRENT

            PROSPECTUS FOR THE METROPOLITAN SERIES FUND, INC., WHICH

                CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND.

                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                              FOR FUTURE REFERENCE

ONE MADISON AVENUE                                       TELEPHONE: 800-638-7732
NEW YORK, NEW YORK

VARIABLE ANNUITY
  MAY 1, 2004

                                                                       METLIFE'S
                                                              PREFERENCE PLUS(R)
                                                                         ACCOUNT

PROSPECTUS
[GRAPHIC]

                                  - INDIVIDUAL RETIREMENT ANNUITIES
                             - ROTH INDIVIDUAL RETIREMENT ANNUITIES
                           - SIMPLE INDIVIDUAL RETIREMENT ANNUITIES
                                          - NON-QUALIFIED ANNUITIES
                                     - SIMPLIFIED EMPLOYEE PENSIONS

[SNOOPY GRAPHIC]


Your Privacy Notice is on the last page of this book.


                                                   METLIFE(R)

                                 [METLIFE LOGO]



DEFERRED
ANNUITIES
AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  SIMPLE IRA
     --  SEP IRA

INCOME ANNUITIES
AVAILABLE:
     --  Non-Qualified
     --  Qualified

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;




     --  federally insured or guaranteed; or




     --  endorsed by any bank or other financial institution.

                                                               MAY 1, 2004

PREFERENCE PLUS(R) ACCOUNT VARIABLE DEFERRED AND INCOME ANNUITY CONTRACTS (THE INCOME ANNUITY MAY ALSO BE KNOWN AS PREFERENCE PLUS(R) INCOME ADVANTAGE) ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes individual and group non-qualified and qualified Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus Account contracts (which may also be known as Preference Plus Income Advantage) immediate variable income annuities ("Income Annuities").

--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices for the Deferred
Annuity. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed
Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan
Fund"), portfolios of the Met Investors Series Trust
("Met Investors Fund") and funds of the American Funds
Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


  SALOMON BROTHERS U.S. GOVERNMENT                  NEUBERGER BERMAN PARTNERS MID CAP VALUE
  PIMCO TOTAL RETURN                                FI MID CAP OPPORTUNITIES
  STATE STREET RESEARCH BOND INCOME                   (FORMERLY JANUS MID CAP)
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX           MET/AIM MID CAP CORE EQUITY
  SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES     METLIFE MID CAP STOCK INDEX
  LORD ABBETT BOND DEBENTURE                        STATE STREET RESEARCH AGGRESSIVE GROWTH
  MFS TOTAL RETURN                                  T. ROWE PRICE MID-CAP GROWTH
  STATE STREET RESEARCH DIVERSIFIED                 STATE STREET RESEARCH AURORA
  NEUBERGER BERMAN REAL ESTATE                      LOOMIS SAYLES SMALL CAP
  AMERICAN FUNDS GROWTH-INCOME                      RUSSELL 2000(R) INDEX
  DAVIS VENTURE VALUE                               FRANKLIN TEMPLETON SMALL CAP GROWTH
  FI VALUE LEADERS (FORMERLY FI STRUCTURED          MET/AIM SMALL CAP GROWTH
  EQUITY)                                           T. ROWE PRICE SMALL CAP GROWTH
  HARRIS OAKMARK LARGE CAP VALUE                    SCUDDER GLOBAL EQUITY
  STATE STREET RESEARCH LARGE CAP VALUE             FI INTERNATIONAL STOCK
  METLIFE STOCK INDEX                                 (FORMERLY PUTNAM INTERNATIONAL STOCK)
  MFS INVESTORS TRUST                               HARRIS OAKMARK INTERNATIONAL
  STATE STREET RESEARCH INVESTMENT TRUST            MFS RESEARCH INTERNATIONAL
  AMERICAN FUNDS GROWTH                             MORGAN STANLEY EAFE(R) INDEX
  JANUS AGGRESSIVE GROWTH                           PIMCO PEA INNOVATION
  MET/PUTNAM VOYAGER                                  (FORMERLY PIMCO INNOVATION)
  STATE STREET RESEARCH LARGE CAP GROWTH            AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
  T. ROWE PRICE LARGE CAP GROWTH
  HARRIS OAKMARK FOCUSED VALUE


HOW TO LEARN MORE:



Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate
Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2004. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page A-PPA-100 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732


The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and
American Funds prospectuses, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Deferred
Annuity or Income Annuity.

      TABLE OF CONTENTS


IMPORTANT TERMS YOU SHOULD KNOW........... ..........  A-PPA-4
TABLE OF EXPENSES.................. .................  A-PPA-7
ACCUMULATION UNIT VALUES TABLE........... ...........  A-PPA-23
ANNUITY UNIT VALUES TABLE.............. .............  A-PPA-33
METLIFE....................... ......................  A-PPA-43
METROPOLITAN LIFE SEPARATE ACCOUNT E........ ........  A-PPA-43
VARIABLE ANNUITIES................. .................  A-PPA-43
   A Deferred Annuity................................  A-PPA-44
   An Income Annuity.................................  A-PPA-44
YOUR INVESTMENT CHOICES............... ..............  A-PPA-45
DEFERRED ANNUITIES................. .................  A-PPA-48
   The Deferred Annuity and Your Retirement Plan.....  A-PPA-48
   Automated Investment Strategies...................  A-PPA-48
   Purchase Payments.................................  A-PPA-50
      Allocation of Purchase Payments................  A-PPA-50
      Automated Purchase Payments....................  A-PPA-50
      Electronic Applications........................  A-PPA-50
      Limits on Purchase Payments....................  A-PPA-51
   The Value of Your Investment......................  A-PPA-51
   Transfers.........................................  A-PPA-52
   Access to Your Money..............................  A-PPA-54
      Systematic Withdrawal Program..................  A-PPA-54
      Minimum Distribution...........................  A-PPA-56
   Contract Fee......................................  A-PPA-56
   Charges...........................................  A-PPA-56
      Insurance-Related Charge.......................  A-PPA-56
      Investment-Related Charge......................  A-PPA-57
   Premium and Other Taxes...........................  A-PPA-57
   Early Withdrawal Charges..........................  A-PPA-58
      When No Early Withdrawal Charge Applies........  A-PPA-58
      When A Different Early Withdrawal Charge May
        Apply........................................  A-PPA-59
   Free Look.........................................  A-PPA-60
   Death Benefit.....................................  A-PPA-60
   Pay-out Options (or Income Options)...............  A-PPA-62
   Minimum Size of Your Income Payment...............  A-PPA-63
INCOME ANNUITIES.................. ..................  A-PPA-63
   Income Payment Types..............................  A-PPA-64
   Optional Two Year Withdrawal Feature..............  A-PPA-66


A-PPA- 2

      Requesting a Withdrawal........................  A-PPA-67
   Purchase Payment..................................  A-PPA-68
   The Value of Your Income Payments.................  A-PPA-68
   Reallocation Privilege............................  A-PPA-71
   Standard Withdrawal Feature.......................  A-PPA-75
   Charges...........................................  A-PPA-78
      Insurance-Related or Separate Account Charge...  A-PPA-78
      Investment-Related Charge......................  A-PPA-78
      Annual Contract Charge.........................  A-PPA-79
   Premium and Other Taxes...........................  A-PPA-79
   Free Look.........................................  A-PPA-79
GENERAL INFORMATION................. ................  A-PPA-80
   Administration....................................  A-PPA-80
      Purchase Payments..............................  A-PPA-80
      Confirming Transactions........................  A-PPA-80
      Processing Transactions........................  A-PPA-81
        By Telephone or Internet.....................  A-PPA-81
        After Your Death.............................  A-PPA-82
        Third Party Requests.........................  A-PPA-82
        Valuation -- Suspension of Payments..........  A-PPA-82
   Advertising Performance...........................
   Changes to Your Deferred Annuity or Income
      Annuity .......................................  A-PPA-83
   Voting Rights.....................................  A-PPA-84
   Who Sells the Deferred Annuities and Income
      Annuities......................................  A-PPA-85
   Financial Statements..............................  A-PPA-86
   When We Can Cancel Your Deferred Annuity or Income
      Annuity........................................  A-PPA-86
INCOME TAXES.................... ....................  A-PPA-86
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION.................... ...................  A-PPA-100
APPENDIX FOR PREMIUM TAX TABLE........... ...........  A-PPA-101


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

                                                                        A-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.


ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ANNUITY PURCHASE RATE

The annuity purchase rate is based on the annuity income payment type you purchase (which may include the Optional Two Year Withdrawal Feature), assumed investment return or interest rate and your age, sex and number of payments remaining. Each time you request a reallocation between the Fixed Income Option and the investment divisions of the Separate Account or request a withdrawal, the annuity purchase rate is reset to reflect any changes in these components. The reset annuity purchase rate represents the assumed investment return or interest rate and your age, sex and number of payments remaining if you were purchasing the same annuity contract on the date of the reallocation or withdrawal.


ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to

A-PPA- 4
calculate the investment performance of a given investment division to determine all subsequent payments to you.


CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period.


EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange".


INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund or American Funds.


METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."


METLIFE DESIGNATED OFFICE

Your MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

                                                                        A-PPA- 5

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.


VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.


YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant under certain group arrangements.

A-PPA- 6

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES




    The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions of your Deferred Annuity. The tables do not show premium and other taxes which may apply.

--------------------------------------------------------------------------------


CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase) (1).............................................    Up to 7%
  Exchange Fee for Deferred Annuities.......................        None
  Surrender Fee for Deferred Annuities......................        None
  Income Annuity Contract Fee (2)...........................        $350
  Transfer Fee..............................................        None


(1) AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
    SCHEDULE:

   DURING PURCHASE PAYMENT YEAR
   1...........................................................      7%
   2...........................................................      6%
   3...........................................................      5%
   4...........................................................      4%
   5...........................................................      3%
   6...........................................................      2%
   7...........................................................      1%
   THEREAFTER..................................................      0%

  THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.


(2) THERE IS A ONE-TIME CONTRACT FEE OF $350 IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY LESS THAN TWO YEARS.

--------------------------------------------------------------------------------


The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.



Annual Contract Fee for Deferred Annuities (3)......................................................     None
Separate Account Charge (as a percentage of your average account value) (4)
  General Administrative Expenses Charge............................................................     .50%
  Mortality and Expense Risk Charge.................................................................     .75%
  Total Separate Account Annual Charge......................  Current and Maximum Guaranteed Charge:    1.25%


(3) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.


(4) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR THE DEFERRED ANNUITIES.

--------------------------------------------------------------------------------

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value, FI Value Leaders, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, Neuberger Berman Real Estate, MFS Total Return, State Street Research Large Cap Growth and Harris Oakmark International Portfolios, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.


                                                                MINIMUM    MAXIMUM
                                                                -------    -------
Total Annual Metropolitan Fund, Met Investors Fund and
  American Funds Operating Expenses for the fiscal year
  ending December 31, 2003 (expenses that are deducted from
  these Funds' assets include management fees, distribution
  fees (12b-1 fees) and other expenses).....................     0.31%      1.33%
After Waiver and/or Reimbursement of Expenses (5)(6)........     0.31%      1.33%


                                       A-PPA- 7

(5) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2005, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: 1.10% FOR THE PIMCO PEA INNOVATION PORTFOLIO, 0.95% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO, 1.10% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 0.75% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 1.05% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, 0.90% FOR JANUS AGGRESSIVE GROWTH PORTFOLIO, 0.95% FOR MET/AIM MID CAP CORE EQUITY PORTFOLIO, 1.20% FOR HARRIS OAKMARK INTERNATIONAL PORTFOLIO AND 0.90% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(6) PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MET/PUTNAM VOYAGER PORTFOLIO                                     1.00
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO (CLASS E)        0.95
MFS INVESTORS TRUST PORTFOLIO                                    1.00


     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio (except for the Met/Putnam Voyager Portfolio) separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2005. The effect of such waiver and reimbursement is that performance results are increased.

                                                                            C             A+B+C=D
METROPOLITAN FUND ANNUAL EXPENSES                  A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003       MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (8)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio...................                   0.55         0.00         0.10             0.65
State Street Research Bond Income
  Portfolio (7)(10)...........                   0.40         0.00         0.07             0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio...................                   0.25         0.00         0.09             0.34
Salomon Brothers Strategic Bond
  Opportunities Portfolio.....                   0.65         0.00         0.16             0.81
MFS Total Return Portfolio (Class E) (9)...      0.50         0.15         0.19             0.84
State Street Research Diversified
  Portfolio (7)...............                   0.44         0.00         0.07             0.51
Davis Venture Value Portfolio (7)...             0.74         0.00         0.05             0.79
FI Value Leaders Portfolio (Class
  E) (7)(9)...................                   0.67         0.15         0.07             0.89
Harris Oakmark Large Cap Value
  Portfolio (7)...............                   0.74         0.00         0.09             0.83
State Street Research Large Cap Value
  Portfolio (Class E) (6)(7)(9)...               0.70         0.15         0.35             1.20
MetLife Stock Index Portfolio...                 0.25         0.00         0.06             0.31
MFS Investors Trust Portfolio (6)(14)...         0.75         0.00         0.36             1.11
State Street Research Investment Trust
  Portfolio (7)...............                   0.49         0.00         0.07             0.56
Met/Putnam Voyager Portfolio (6)(7)...           0.80         0.00         0.27             1.07
State Street Research Large Cap Growth
  Portfolio (Class E) (7)(9)...                  0.73         0.15         0.07             0.95
T. Rowe Price Large Cap Growth
  Portfolio (7)...............                   0.63         0.00         0.16             0.79

                                                                D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                  E        TOTAL EXPENSES
for fiscal year ending December 31, 2003        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (8)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio...................                    0.00           0.65
State Street Research Bond Income
  Portfolio (7)(10)...........                    0.00           0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio...................                    0.00           0.34
Salomon Brothers Strategic Bond
  Opportunities Portfolio.....                    0.00           0.81
MFS Total Return Portfolio (Class E) (9)...       0.00           0.84
State Street Research Diversified
  Portfolio (7)...............                    0.00           0.51
Davis Venture Value Portfolio (7)...              0.00           0.79
FI Value Leaders Portfolio (Class
  E) (7)(9)...................                    0.00           0.89
Harris Oakmark Large Cap Value
  Portfolio (7)...............                    0.00           0.83
State Street Research Large Cap Value
  Portfolio (Class E) (6)(7)(9)...                0.10           1.10
MetLife Stock Index Portfolio...                  0.00           0.31
MFS Investors Trust Portfolio (6)(14)...          0.11           1.00
State Street Research Investment Trust
  Portfolio (7)...............                    0.00           0.56
Met/Putnam Voyager Portfolio (6)(7)...            0.07           1.00
State Street Research Large Cap Growth
  Portfolio (Class E) (7)(9)...                   0.00           0.95
T. Rowe Price Large Cap Growth
  Portfolio (7)...............                    0.00           0.79


                                 A-PPA- 8

                                                                        C             A+B+C=D
METROPOLITAN FUND ANNUAL EXPENSES                A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003     MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (8)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Harris Oakmark Focused Value
  Portfolio (7)............................     0.75      0.00         0.05             0.80
Neuberger Berman Partners Mid Cap Value
  Portfolio (7)............................     0.69      0.00         0.11             0.80
FI Mid Cap Opportunities
  Portfolio (7)(15)........................     0.69      0.00         0.08             0.77
MetLife Mid Cap Stock Index Portfolio......     0.25      0.00         0.15             0.40
State Street Research Aggressive Growth
  Portfolio (7)............................     0.73      0.00         0.08             0.81
State Street Research Aurora
  Portfolio (7)............................     0.85      0.00         0.08             0.93
Loomis Sayles Small Cap Portfolio (7)......     0.90      0.00         0.09             0.99
Russell 2000(R) Index Portfolio............     0.25      0.00         0.22             0.47
Franklin Templeton Small Cap Growth
  Portfolio (6)(7).........................     0.90      0.00         0.42             1.32
T. Rowe Price Small Cap Growth
  Portfolio (7)............................     0.52      0.00         0.11             0.63
Scudder Global Equity Portfolio (7)........     0.64      0.00         0.20             0.84
FI International Stock Portfolio (7)(16)...     0.86      0.00         0.23             1.09
Morgan Stanley EAFE(R) Index Portfolio.....     0.30      0.00         0.41             0.71

                                                                D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                  E        TOTAL EXPENSES
for fiscal year ending December 31, 2003        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (8)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
Harris Oakmark Focused Value
  Portfolio (7)............................       0.00           0.80
Neuberger Berman Partners Mid Cap Value
  Portfolio (7)............................       0.00           0.80
FI Mid Cap Opportunities
  Portfolio (7)(15)........................       0.00           0.77
MetLife Mid Cap Stock Index Portfolio......       0.00           0.40
State Street Research Aggressive Growth
  Portfolio (7)............................       0.00           0.81
State Street Research Aurora
  Portfolio (7)............................       0.00           0.93
Loomis Sayles Small Cap Portfolio (7)......       0.00           0.99
Russell 2000(R) Index Portfolio............       0.00           0.47
Franklin Templeton Small Cap Growth
  Portfolio (6)(7).........................       0.17           1.15
T. Rowe Price Small Cap Growth
  Portfolio (7)............................       0.00           0.63
Scudder Global Equity Portfolio (7)........       0.00           0.84
FI International Stock Portfolio (7)(16)...       0.00           1.09
Morgan Stanley EAFE(R) Index Portfolio.....       0.00           0.71


                                                                        C             A+B+C=D
MET INVESTORS FUND ANNUAL EXPENSES               A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003     MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (8)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (17)..........     0.50      0.00         0.09             0.59
Lord Abbett Bond Debenture
  Portfolio (5)(7)(10)(17).................     0.60      0.00         0.10             0.70
Neuberger Berman Real Estate Portfolio
  (Class E) (5)(7)(9)(18)..................     0.70      0.15         0.41             1.26
Janus Aggressive Growth
  Portfolio (5)(7)(13).....................     0.78      0.00         0.12             0.90
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (5)(7)(9)(17)..................     0.75      0.15         0.19             1.09
T. Rowe Price Mid-Cap Growth
  Portfolio (5)(12)........................     0.75      0.00         0.17             0.92
Met/AIM Small Cap Growth Portfolio (Class
  E) (5)(9)................................     0.90      0.15         0.20             1.25
Harris Oakmark International Portfolio
  (Class E) (5)(7)(9)(11)(17)..............     0.85      0.15         0.33             1.33
MFS Research International
  Portfolio (5)(7).........................     0.80      0.00         0.31             1.11
PIMCO PEA Innovation Portfolio (5).........     0.95      0.00         0.31             1.26

                                                                D-E=F
MET INVESTORS FUND ANNUAL EXPENSES                 E        TOTAL EXPENSES
for fiscal year ending December 31, 2003        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (8)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (17)..........       0.00           0.59
Lord Abbett Bond Debenture
  Portfolio (5)(7)(10)(17).................       0.00           0.70
Neuberger Berman Real Estate Portfolio
  (Class E) (5)(7)(9)(18)..................       0.21           1.05
Janus Aggressive Growth
  Portfolio (5)(7)(13).....................       0.01           0.89
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (5)(7)(9)(17)..................       0.00           1.09
T. Rowe Price Mid-Cap Growth
  Portfolio (5)(12)........................       0.01           0.91
Met/AIM Small Cap Growth Portfolio (Class
  E) (5)(9)................................       0.05           1.20
Harris Oakmark International Portfolio
  (Class E) (5)(7)(9)(11)(17)..............       0.00           1.33
MFS Research International
  Portfolio (5)(7).........................       0.02           1.09
PIMCO PEA Innovation Portfolio (5).........       0.16           1.10


                                                                           C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES              A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (7)(9)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...          0.33      0.25         0.01             0.59
American Funds Growth Portfolio...                 0.37      0.25         0.02             0.64
American Funds Global Small Capitalization
  Portfolio.....................                   0.80      0.25         0.03             1.08

                                                                   D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                E        TOTAL EXPENSES
for fiscal year ending December 31, 2003           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (7)(9)  REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...            0.00           0.59
American Funds Growth Portfolio...                   0.00           0.64
American Funds Global Small Capitalization
  Portfolio.....................                     0.00           1.08


                                       A-PPA- 9

(7) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.

(8) CERTAIN METROPOLITAN FUND AND MET INVESTORS FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, MET INVESTORS FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND MET INVESTORS FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE PROSPECTUS FOR EACH FUND FOR MORE INFORMATION.

(9) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.

(10) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

(11) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO.

(12) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.

(13) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.

(14) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.


(15) PRIOR TO THE OPENING ON BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.

(16) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.

(17) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGERS OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGERS BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
PIMCO TOTAL RETURN PORTFOLIO                                     0.02
LORD ABBETT BOND DEBENTURE PORTFOLIO                             0.03
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.02
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.09



(18) NEUBERGER BERMAN REAL ESTATE PORTFOLIO WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2004. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIO'S EXPENSES THROUGH DECEMBER 31, 2004.


                                 A-PPA- 10

EXAMPLES


The examples are intended to help you compare the cost of investing in the Deferred Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and the Portfolios and expenses (described in the third table).


EXAMPLE 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                   1          3              5              10
                                                                  YEAR      YEARS          YEARS          YEARS
----------------------------------------------------------------------------------------------------------------
Maximum.....................................................      $906      $1,284         $1,662         $2,891
Minimum.....................................................      $812      $  992         $1,418         $1,850


EXAMPLE 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                                  1             3             5              10
                                                                 YEAR         YEARS         YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum....................................................      $260         $798          $1,362         $2,891
Minimum....................................................      $159         $492          $  848         $1,850


                                      A-PPA- 11

EXAMPLE 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return;

 --   you bear the Income Annuity Contract Fee; and


 -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)



                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $610         $1,148         $1,712         $3,241
Minimum...................................................      $509         $  842         $1,198         $2,200


                                 A-PPA- 12

TABLE OF EXPENSES -- PREFERENCE PLUS INCOME ANNUITIES PURCHASED PRIOR TO MAY 1, 2004




    The following tables describe the expenses you will pay when you buy and hold your Income Annuity. The first table describes charges you will pay at the time you purchase the Income Annuity or make reallocations between the investment divisions of your Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.

--------------------------------------------------------------------------------


CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Reallocation Fee..........................................        None
  Income Annuity Contract Fee (1)...........................        $350



(1) THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES.

--------------------------------------------------------------------------------


The second table describes the fees and expenses that you will bear periodically during the time you hold the Income Annuity, but does not include fees and expenses for the Portfolios.



Separate Account Charge (as a percentage of your average account value) (2)
  General Administrative Expenses Charge............................................................     .50%
  Mortality and Expense Risk Charge.................................................................     .75%
  Total Separate Account Annual Charge......................  Current and Maximum Guaranteed Charge:    1.25%



(2) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE ACCOUNT VALUE. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITIES.

--------------------------------------------------------------------------------


The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value, FI Value Leaders, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, Neuberger Berman Real Estate, MFS Total Return, State Street Research Large Cap Growth and Harris Oakmark International Portfolios, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.



                                                                MINIMUM    MAXIMUM
                                                                -------    -------
Total Annual Metropolitan Fund, Met Investors Fund and
  American Funds Operating Expenses for the fiscal year
  ending December 31, 2003 (expenses that are deducted from
  these Funds' assets include management fees, distribution
  fees (12b-1 fees) and other expenses).....................     0.31%      1.33%
After Waiver and/or Reimbursement of Expenses (3)(4)........     0.31%      1.33%


                                      A-PPA- 13

(3) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2005, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: 1.10% FOR THE PIMCO PEA INNOVATION PORTFOLIO, 0.95% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO, 1.10% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 0.75% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 1.05% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, 0.90% FOR JANUS AGGRESSIVE GROWTH PORTFOLIO, 0.95% FOR MET/AIM MID CAP CORE EQUITY PORTFOLIO, 1.20% FOR HARRIS OAKMARK INTERNATIONAL PORTFOLIO AND 0.90% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(4) PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MET/PUTNAM VOYAGER PORTFOLIO                                     1.00
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO (CLASS E)        0.95
MFS INVESTORS TRUST PORTFOLIO                                    1.00



     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio (except for the Met/Putnam Voyager Portfolio) separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2005. The effect of such waiver and reimbursement is that performance results are increased.


                                                                            C             A+B+C=D
METROPOLITAN FUND ANNUAL EXPENSES                  A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003       MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (6)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio...................                   0.55         0.00         0.10             0.65
State Street Research Bond Income
  Portfolio (5)(8)............                   0.40         0.00         0.07             0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio...................                   0.25         0.00         0.09             0.34
Salomon Brothers Strategic Bond
  Opportunities Portfolio.....                   0.65         0.00         0.16             0.81
MFS Total Return Portfolio (Class E) (7)...      0.50         0.15         0.19             0.84
State Street Research Diversified
  Portfolio (5)...............                   0.44         0.00         0.07             0.51
Davis Venture Value Portfolio (5)...             0.74         0.00         0.05             0.79
FI Value Leaders Portfolio (Class
  E) (5)(7)...................                   0.67         0.15         0.07             0.89
Harris Oakmark Large Cap Value
  Portfolio (5)...............                   0.74         0.00         0.09             0.83
State Street Research Large Cap Value
  Portfolio (Class E) (4)(5)(7)...               0.70         0.15         0.35             1.20
MetLife Stock Index Portfolio...                 0.25         0.00         0.06             0.31
MFS Investors Trust Portfolio (4)(12)...         0.75         0.00         0.36             1.11
State Street Research Investment Trust
  Portfolio (5)...............                   0.49         0.00         0.07             0.56
Met/Putnam Voyager Portfolio (4)(5)...           0.80         0.00         0.27             1.07
State Street Research Large Cap Growth
  Portfolio (Class E) (5)(7)...                  0.73         0.15         0.07             0.95
T. Rowe Price Large Cap Growth
  Portfolio (5)...............                   0.63         0.00         0.16             0.79

                                                                D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                  E        TOTAL EXPENSES
for fiscal year ending December 31, 2003        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (6)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio...................                    0.00           0.65
State Street Research Bond Income
  Portfolio (5)(8)............                    0.00           0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio...................                    0.00           0.34
Salomon Brothers Strategic Bond
  Opportunities Portfolio.....                    0.00           0.81
MFS Total Return Portfolio (Class E) (7)...       0.00           0.84
State Street Research Diversified
  Portfolio (5)...............                    0.00           0.51
Davis Venture Value Portfolio (5)...              0.00           0.79
FI Value Leaders Portfolio (Class
  E) (5)(7)...................                    0.00           0.89
Harris Oakmark Large Cap Value
  Portfolio (5)...............                    0.00           0.83
State Street Research Large Cap Value
  Portfolio (Class E) (4)(5)(7)...                0.10           1.10
MetLife Stock Index Portfolio...                  0.00           0.31
MFS Investors Trust Portfolio (4)(12)...          0.11           1.00
State Street Research Investment Trust
  Portfolio (5)...............                    0.00           0.56
Met/Putnam Voyager Portfolio (4)(5)...            0.07           1.00
State Street Research Large Cap Growth
  Portfolio (Class E) (5)(7)...                   0.00           0.95
T. Rowe Price Large Cap Growth
  Portfolio (5)...............                    0.00           0.79


                                 A-PPA- 14

                                                                        C             A+B+C=D
METROPOLITAN FUND ANNUAL EXPENSES                A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003     MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (6)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Harris Oakmark Focused Value
  Portfolio (5)............................     0.75      0.00         0.05             0.80
Neuberger Berman Partners Mid Cap Value
  Portfolio (5)............................     0.69      0.00         0.11             0.80
FI Mid Cap Opportunities
  Portfolio (5)(13)........................     0.69      0.00         0.08             0.77
MetLife Mid Cap Stock Index Portfolio......     0.25      0.00         0.15             0.40
State Street Research Aggressive Growth
  Portfolio (5)............................     0.73      0.00         0.08             0.81
State Street Research Aurora
  Portfolio (5)............................     0.85      0.00         0.08             0.93
Loomis Sayles Small Cap Portfolio (5)......     0.90      0.00         0.09             0.99
Russell 2000(R) Index Portfolio............     0.25      0.00         0.22             0.47
Franklin Templeton Small Cap Growth
  Portfolio (4)(5).........................     0.90      0.00         0.42             1.32
T. Rowe Price Small Cap Growth
  Portfolio (5)............................     0.52      0.00         0.11             0.63
Scudder Global Equity Portfolio (5)........     0.64      0.00         0.20             0.84
FI International Stock Portfolio (5)(14)...     0.86      0.00         0.23             1.09
Morgan Stanley EAFE(R) Index Portfolio.....     0.30      0.00         0.41             0.71

                                                                D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                  E        TOTAL EXPENSES
for fiscal year ending December 31, 2003        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (6)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
Harris Oakmark Focused Value
  Portfolio (5)............................       0.00           0.80
Neuberger Berman Partners Mid Cap Value
  Portfolio (5)............................       0.00           0.80
FI Mid Cap Opportunities
  Portfolio (5)(13)........................       0.00           0.77
MetLife Mid Cap Stock Index Portfolio......       0.00           0.40
State Street Research Aggressive Growth
  Portfolio (5)............................       0.00           0.81
State Street Research Aurora
  Portfolio (5)............................       0.00           0.93
Loomis Sayles Small Cap Portfolio (5)......       0.00           0.99
Russell 2000(R) Index Portfolio............       0.00           0.47
Franklin Templeton Small Cap Growth
  Portfolio (4)(5).........................       0.17           1.15
T. Rowe Price Small Cap Growth
  Portfolio (5)............................       0.00           0.63
Scudder Global Equity Portfolio (5)........       0.00           0.84
FI International Stock Portfolio (5)(14)...       0.00           1.09
Morgan Stanley EAFE(R) Index Portfolio.....       0.00           0.71


                                                                        C             A+B+C=D
MET INVESTORS FUND ANNUAL EXPENSES               A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003     MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (6)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (15)..........     0.50      0.00         0.09             0.59
Lord Abbett Bond Debenture
  Portfolio (3)(5)(8)(15)..................     0.60      0.00         0.10             0.70
Neuberger Berman Real Estate Portfolio
  (Class E) (3)(5)(7)(16)..................     0.70      0.15         0.41             1.26
Janus Aggressive Growth
  Portfolio (3)(5)(11).....................     0.78      0.00         0.12             0.90
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (3)(5)(7)(15)..................     0.75      0.15         0.19             1.09
T. Rowe Price Mid-Cap Growth
  Portfolio (3)(10)........................     0.75      0.00         0.17             0.92
Met/AIM Small Cap Growth Portfolio (Class
  E) (3)(7)................................     0.90      0.15         0.20             1.25
Harris Oakmark International Portfolio
  (Class E) (3)(5)(7)(9)(15)...............     0.85      0.15         0.33             1.33
MFS Research International
  Portfolio (3)(5).........................     0.80      0.00         0.31             1.11
PIMCO PEA Innovation Portfolio (3).........     0.95      0.00         0.31             1.26

                                                                D-E=F
MET INVESTORS FUND ANNUAL EXPENSES                 E        TOTAL EXPENSES
for fiscal year ending December 31, 2003        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (6)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (15)..........       0.00           0.59
Lord Abbett Bond Debenture
  Portfolio (3)(5)(8)(15)..................       0.00           0.70
Neuberger Berman Real Estate Portfolio
  (Class E) (3)(5)(7)(16)..................       0.21           1.05
Janus Aggressive Growth
  Portfolio (3)(5)(11).....................       0.01           0.89
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (3)(5)(7)(15)..................       0.00           1.09
T. Rowe Price Mid-Cap Growth
  Portfolio (3)(10)........................       0.01           0.91
Met/AIM Small Cap Growth Portfolio (Class
  E) (3)(7)................................       0.05           1.20
Harris Oakmark International Portfolio
  (Class E) (3)(5)(7)(9)(15)...............       0.00           1.33
MFS Research International
  Portfolio (3)(5).........................       0.02           1.09
PIMCO PEA Innovation Portfolio (3).........       0.16           1.10


                                                                           C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES              A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (5)(7)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...          0.33      0.25         0.01             0.59
American Funds Growth Portfolio...                 0.37      0.25         0.02             0.64
American Funds Global Small Capitalization
  Portfolio.....................                   0.80      0.25         0.03             1.08

                                                                   D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                E        TOTAL EXPENSES
for fiscal year ending December 31, 2003           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (5)(7)  REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...            0.00           0.59
American Funds Growth Portfolio...                   0.00           0.64
American Funds Global Small Capitalization
  Portfolio.....................                     0.00           1.08


                                      A-PPA- 15

(5) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.



(6) CERTAIN METROPOLITAN FUND AND MET INVESTORS FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, MET INVESTORS FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND MET INVESTORS FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE PROSPECTUS FOR EACH FUND FOR MORE INFORMATION.



(7) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.



(8) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.



(9) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE
    SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO.



(10) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.



(11) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.


(12) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.


(13) PRIOR TO THE OPENING ON BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.


(14) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.


(15) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGERS OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGERS BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
PIMCO TOTAL RETURN PORTFOLIO                                     0.02
LORD ABBETT BOND DEBENTURE PORTFOLIO                             0.03
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.02
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.09



(16) NEUBERGER BERMAN REAL ESTATE PORTFOLIO WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2004. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIO'S EXPENSES THROUGH DECEMBER 31, 2004.


                                 A-PPA- 16

EXAMPLES



The example is intended to help you compare the cost of investing in the Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).



EXAMPLE This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for an Income Annuity for the time periods indicated. Your actual costs may be higher or lower.



ASSUMPTIONS:



 -- there was no allocation to the Fixed Income Option under your Income Annuity (no Contract Fee was charged);



 --   reimbursement and/or waiver of expenses was not in effect;



 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;



 --   the underlying Portfolio earns a 5% annual return; and



 --   you bear the Income Annuity Contract Fee.



                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $610         $1,148         $1,712         $3,241
Minimum...................................................      $509         $  842         $1,198         $2,200


                                      A-PPA- 17

TABLE OF EXPENSES -- PREFERENCE PLUS INCOME ADVANTAGE INCOME ANNUITIES PURCHASED AFTER APRIL 30, 2004



The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Income Annuity. The first table describes charges you will pay at the time you purchase the Income Annuity, make withdrawals from your Income Annuity or make reallocations between the investment divisions of your Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................    None
  Withdrawal Processing Fee for Standard Withdrawal Feature
     (of the amount withdrawn) (1)..........................       6%
  Reallocation Fee (2)...................... Current Charge:    None
                                  Maximum Guaranteed Charge:     $30


(1) THE WITHDRAWAL PROCESSING FEES IN THE AGGREGATE WILL NOT EXCEED 9% OF THE PURCHASE PAYMENT. SUBJECT TO METLIFE'S UNDERWRITING REQUIREMENTS, WE MAY ALSO MAKE AVAILABLE AN OPTIONAL TWO YEAR WITHDRAWAL FEATURE UNDER YOUR INCOME ANNUITY. IF THE OPTIONAL TWO YEAR WITHDRAWAL FEATURE IS AVAILABLE UNDER YOUR INCOME ANNUITY, YOU CAN CHOOSE TO ADD THIS FEATURE THAT PERMITS YOU TO WITHDRAW ADDITIONAL AMOUNTS DURING THE FIRST TWO YEARS YOU HOLD YOUR INCOME ANNUITY. THIS OPTION IS DESCRIBED IN MORE DETAIL LATER IN THIS PROSPECTUS. CHOOSING THIS OPTION WILL TYPICALLY RESULT IN LOWER INCOME PAYMENTS THAN IF THIS FEATURE HAD NOT BEEN CHOSEN.


(2) WE RESERVE THE RIGHT TO LIMIT REALLOCATIONS TO ONE PER MONTH. WE ALSO RESERVE THE RIGHT TO IMPOSE A REALLOCATION FEE FOR EACH ADDITIONAL REALLOCATION IN EXCESS OF THE MAXIMUM NUMBER PERMITTED. THE AMOUNT OF THIS FEE WILL BE NO GREATER THAN $30.
--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee for Income Annuities (3).................... Current Charge:    None
                                                      Maximum Guaranteed Charge:     $30
Separate Account Charge (as a percentage of the amount of underlying portfolio shares we have designated in the investment divisions to generate your income
  payments).....................................................................    1.25%

(3) WE RESERVE THE RIGHT TO IMPOSE AN ANNUAL CONTRACT FEE. THE AMOUNT OF THIS FEE WILL BE NO GREATER THAN $30.00 ANNUALLY.
--------------------------------------------------------------------------------

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Income Annuity. All of the Portfolios listed below are Class B except for the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.


Total Annual Metropolitan Fund, Met Investors Fund and American Funds  Minimum   Maximum
  Operating Expenses for the fiscal year ending December 31, 2003
  (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees) and other
  expenses).....................................................        0.56%     1.57%
  After Waiver and/or Reimbursement of Expenses (4)(5)(16)......        0.56%     1.43%



(4) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2005, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: 1.10% FOR THE PIMCO PEA INNOVATION PORTFOLIO, 0.95% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO, 1.10% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 0.75% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 1.05% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, 0.90% FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 0.95% FOR MET/AIM MID CAP CORE EQUITY PORTFOLIO, 1.20% FOR HARRIS OAKMARK INTERNATIONAL PORTFOLIO AND 0.90% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.


                                 A-PPA- 18

(5) PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MET/PUTNAM VOYAGER PORTFOLIO                                     1.00
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO                  0.95
MFS INVESTORS TRUST PORTFOLIO                                    1.00


     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio (except for the Met/Putnam Voyager Portfolio) separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2005. The effect of such waiver and reimbursement is that performance results are increased.

METROPOLITAN FUND CLASS B
ANNUAL EXPENSES
                                                                               C             A+B+C=D
                                                      A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003          MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (7)(8)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Portfolio...        0.55        0.25         0.10             0.90
State Street Research Bond Income
  Portfolio (6)(9).......                            0.40        0.25         0.07             0.72
Lehman Brothers(R) Aggregate Bond Index
  Portfolio..............                            0.25        0.25         0.09             0.59
Salomon Brothers Strategic Bond Opportunities
  Portfolio..............                            0.65        0.25         0.16             1.06
MFS Total Return Portfolio...                        0.50        0.25         0.19             0.94
State Street Research Diversified
  Portfolio (6)..........                            0.44        0.25         0.07             0.76
Davis Venture Value Portfolio (6)...                 0.74        0.25         0.05             1.04
FI Value Leaders Portfolio (6)...                    0.67        0.25         0.07             0.99
Harris Oakmark Large Cap Value
  Portfolio (6)..........                            0.74        0.25         0.09             1.08
State Street Research Large Cap Value
  Portfolio (5)(6).......                            0.70        0.25         0.35             1.30
MetLife Stock Index Portfolio...                     0.25        0.25         0.06             0.56
MFS Investors Trust Portfolio (5)(13)...             0.75        0.25         0.36             1.36
State Street Research Investment Trust
  Portfolio (6)..........                            0.49        0.25         0.07             0.81
Met/Putnam Voyager Portfolio (5)(6)...               0.80        0.25         0.27             1.32
State Street Research Large Cap Growth
  Portfolio (6)..........                            0.73        0.25         0.07             1.05
T. Rowe Price Large Cap Growth
  Portfolio (6)..........                            0.63        0.25         0.16             1.04

METROPOLITAN FUND CLASS B
ANNUAL EXPENSES
                                                                   D-E=F
                                                      E        TOTAL EXPENSES
for fiscal year ending December 31, 2003           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (7)(8)  REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------  -----------------------------
Salomon Brothers U.S. Government Portfolio...        0.00           0.90
State Street Research Bond Income
  Portfolio (6)(9).......                            0.00           0.72
Lehman Brothers(R) Aggregate Bond Index
  Portfolio..............                            0.00           0.59
Salomon Brothers Strategic Bond Opportunities
  Portfolio..............                            0.00           1.06
MFS Total Return Portfolio...                        0.00           0.94
State Street Research Diversified
  Portfolio (6)..........                            0.00           0.76
Davis Venture Value Portfolio (6)...                 0.00           1.04
FI Value Leaders Portfolio (6)...                    0.00           0.99
Harris Oakmark Large Cap Value
  Portfolio (6)..........                            0.00           1.08
State Street Research Large Cap Value
  Portfolio (5)(6).......                            0.10           1.20
MetLife Stock Index Portfolio...                     0.00           0.56
MFS Investors Trust Portfolio (5)(13)...             0.11           1.25
State Street Research Investment Trust
  Portfolio (6)..........                            0.00           0.81
Met/Putnam Voyager Portfolio (5)(6)...               0.07           1.25
State Street Research Large Cap Growth
  Portfolio (6)..........                            0.00           1.05
T. Rowe Price Large Cap Growth
  Portfolio (6)..........                            0.00           1.04


                                      A-PPA- 19

                                                                           C             A+B+C=D
METROPOLITAN FUND CLASS B ANNUAL EXPENSES           A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (7)(8)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------
Harris Oakmark Focused Value Portfolio (6)...      0.75      0.25         0.05             1.05
Neuberger Berman Partners Mid Cap Value
  Portfolio (6).................                   0.69      0.25         0.11             1.05
FI Mid Cap Opportunities Portfolio (6)(14)...      0.69      0.25         0.08             1.02
MetLife Mid Cap Stock Index Portfolio...           0.25      0.25         0.15             0.65
State Street Research Aggressive Growth
  Portfolio (6).................                   0.73      0.25         0.08             1.06
State Street Research Aurora Portfolio (6)...      0.85      0.25         0.08             1.18
Loomis Sayles Small Cap Portfolio (6)...           0.90      0.25         0.09             1.24
Russell 2000(R) Index Portfolio...                 0.25      0.25         0.22             0.72
Franklin Templeton Small Cap Growth
  Portfolio (5)(6)..............                   0.90      0.25         0.42             1.57
T. Rowe Price Small Cap Growth
  Portfolio (6).................                   0.52      0.25         0.11             0.88
Scudder Global Equity Portfolio (6)...             0.64      0.25         0.20             1.09
FI International Stock Portfolio (6)(15)...        0.86      0.25         0.23             1.34
Morgan Stanley EAFE(R) Index Portfolio...          0.30      0.25         0.41             0.96

                                                                   D-E=F
METROPOLITAN FUND CLASS B ANNUAL EXPENSES             E        TOTAL EXPENSES
for fiscal year ending December 31, 2003           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (7)(8)  REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------  -----------------------------
Harris Oakmark Focused Value Portfolio (6)...        0.00           1.05
Neuberger Berman Partners Mid Cap Value
  Portfolio (6).................                     0.00           1.05
FI Mid Cap Opportunities Portfolio (6)(14)...        0.00           1.02
MetLife Mid Cap Stock Index Portfolio...             0.00           0.65
State Street Research Aggressive Growth
  Portfolio (6).................                     0.00           1.06
State Street Research Aurora Portfolio (6)...        0.00           1.18
Loomis Sayles Small Cap Portfolio (6)...             0.00           1.24
Russell 2000(R) Index Portfolio...                   0.00           0.72
Franklin Templeton Small Cap Growth
  Portfolio (5)(6)..............                     0.17           1.40
T. Rowe Price Small Cap Growth
  Portfolio (6).................                     0.00           0.88
Scudder Global Equity Portfolio (6)...               0.00           1.09
FI International Stock Portfolio (6)(15)...          0.00           1.34
Morgan Stanley EAFE(R) Index Portfolio...            0.00           0.96


                                                                           C             A+B+C=D
MET INVESTORS FUND CLASS B ANNUAL EXPENSES          A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (7)(8)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (16)...               0.50      0.25         0.08             0.83
Lord Abbett Bond Debenture
  Portfolio (4)(6)(9)(16).......                   0.60      0.25         0.11             0.96
Neuberger Berman Real Estate
  Portfolio (4)(6)(17)..........                   0.70      0.25         0.41             1.36
Janus Aggressive Growth
  Portfolio (4)(6)(12)..........                   0.78      0.25         0.15             1.18
Met/AIM Mid Cap Core Equity
  Portfolio (4)(6)(16)..........                   0.75      0.25         0.19             1.19
T. Rowe Price Mid-Cap Growth
  Portfolio (4)(11)(16).........                   0.75      0.25         0.18             1.18
Met/AIM Small Cap Growth Portfolio (4)...          0.90      0.25         0.21             1.36
Harris Oakmark International
  Portfolio (4)(6)(10)(16)......                   0.85      0.25         0.33             1.43
MFS Research International Portfolio (4)(6)...     0.80      0.25         0.34             1.39
PIMCO PEA Innovation Portfolio (4)...              0.95      0.25         0.32             1.52

                                                                   D-E=F
MET INVESTORS FUND CLASS B ANNUAL EXPENSES            E        TOTAL EXPENSES
for fiscal year ending December 31, 2003           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (7)(8)  REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (16)...                 0.00           0.83
Lord Abbett Bond Debenture
  Portfolio (4)(6)(9)(16).......                     0.00           0.96
Neuberger Berman Real Estate
  Portfolio (4)(6)(17)..........                     0.21           1.15
Janus Aggressive Growth
  Portfolio (4)(6)(12)..........                     0.04           1.14
Met/AIM Mid Cap Core Equity
  Portfolio (4)(6)(16)..........                     0.00           1.19
T. Rowe Price Mid-Cap Growth
  Portfolio (4)(11)(16).........                     0.00           1.18
Met/AIM Small Cap Growth Portfolio (4)...            0.06           1.30
Harris Oakmark International
  Portfolio (4)(6)(10)(16)......                     0.00           1.43
MFS Research International Portfolio (4)(6)...       0.06           1.33
PIMCO PEA Innovation Portfolio (4)...                0.17           1.35


                                                                           C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES              A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (6)(8)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...          0.33      0.25         0.01             0.59
American Funds Growth Portfolio...                 0.37      0.25         0.02             0.64
American Funds Global Small Capitalization
  Portfolio.....................                   0.80      0.25         0.03             1.08

                                                                   D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                E        TOTAL EXPENSES
for fiscal year ending December 31, 2003           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (6)(8)  REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...            0.00           0.59
American Funds Growth Portfolio...                   0.00           0.64
American Funds Global Small Capitalization
  Portfolio.....................                     0.00           1.08


                                 A-PPA- 20

(6) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.

(7) CERTAIN METROPOLITAN FUND AND MET INVESTORS FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, MET INVESTORS FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND MET INVESTORS FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE PROSPECTUS FOR EACH FUND FOR MORE INFORMATION.


(8) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS B SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.


(9) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

(10) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO.

(11) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.

(12) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.


(13) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.



(14) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.


(15) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.


(16) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGERS OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGERS BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
PIMCO TOTAL RETURN PORTFOLIO                                     0.01
LORD ABBETT BOND DEBENTURE PORTFOLIO                             0.05
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.04
T. ROWE PRICE MID CAP GROWTH PORTFOLIO                           0.02
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.10



(17) NEUBERGER BERMAN REAL ESTATE PORTFOLIO WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2004. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIO'S EXPENSES THROUGH DECEMBER 31, 2004.


                                      A-PPA- 21

EXAMPLE

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for an Income Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 --   there was no allocation to the Fixed Income Option;

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   you purchased the Optional Two Year Withdrawal Feature;

 --   no withdrawals have been taken;


 --   the underlying Portfolio earns a 5% annual return; and



 --   the AIR is 3%.



                                                                  1             3             5              10
                                                                 YEAR         YEARS         YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum....................................................      $285         $873          $1,485         $3,131
Minimum....................................................      $184         $569          $  978         $2,118


                                 A-PPA- 22

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an accumulation unit outstanding throughout the period)
    These tables and bar charts show fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Division(h)................................. 2003      $16.07            $16.14          3,166
                                               2002       15.07             16.07          3,844
                                               2001       14.30             15.07          1,179

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


PIMCO Total Return Division(h)................ 2003       11.41             11.78          9,778
                                               2002       10.55             11.41          8,941
                                               2001       10.00             10.55          2,743

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


State Street Research Bond Income
  Division(c)................................. 2003       23.46             24.52         15,377
                                               2002       21.93             23.46         17,570
                                               2001       20.49             21.93         18,441
                                               2000       18.65             20.49         16,397
                                               1999       19.33             18.65         18,535
                                               1998       17.89             19.33         20,060
                                               1997       16.49             17.89         16,307
                                               1996       16.12             16.49         16,604
                                               1995       13.65             16.12         15,252
                                               1994       14.27             13.65         13,923


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Lehman Brothers(R) Aggregate Bond Index
  Division(e)................................. 2003       12.53             12.83         20,045
                                               2002       11.51             12.53         20,058
                                               2001       10.85             11.51         17,519
                                               2000        9.86             10.85         11,149
                                               1999       10.12              9.86          7,735
                                               1998       10.00             10.12            793


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                      A-PPA- 23

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Salomon Brothers Strategic Bond Opportunities
  Division(h)................................. 2003      $17.55            $19.53          2,157
                                               2002       16.22             17.55          1,216
                                               2001       15.37             16.22            494

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Lord Abbett Bond Debenture Division(b)(d)..... 2003       10.65             12.57          5,372
                                               2002       10.65             10.65          4,922
                                               2001       10.93             10.65          5,375
                                               2000       11.17             10.93          5,291
                                               1999        9.60             11.17          4,708
                                               1998       10.51              9.60          3,882
                                               1997       10.00             10.51          2,375


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


State Street Research Diversified Division.... 2003       22.81             27.16         48,133
                                               2002       26.81             22.81         53,831
                                               2001       28.98             26.81         66,375
                                               2000       29.04             28.98         72,259
                                               1999       27.05             29.04         75,126
                                               1998       22.89             27.05         73,897
                                               1997       19.22             22.89         62,604
                                               1996       17.00             19.22         52,053
                                               1995       13.55             17.00         42,712
                                               1994       14.15             13.55         40,962


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Growth--Income Division(h)..... 2003       70.85             92.67          1,753
                                               2002       87.85             70.85          1,163
                                               2001       86.74             87.85            404

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                 A-PPA- 24

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Davis Venture Value Division(a)............... 2003      $22.32            $28.84          2,515
                                               2002       27.02             22.32          2,269
                                               2001       30.79             27.02          2,072
                                               2000       30.19             30.79            917

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


FI Value Leaders Division(f).................. 2003       19.04             23.83            176
                                               2002       23.06             19.04             40


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division(e).... 2003        9.83             12.18         18,737
                                               2002       11.60              9.83         19,479
                                               2001        9.92             11.60         16,415
                                               2000        8.93              9.92          4,947
                                               1999        9.71              8.93          3,631
                                               1998       10.00              9.71            386


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


State Street Research Large Cap Value
  Division(f)................................. 2003        7.93             10.61            856
                                               2002       10.00              7.93            284


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                      A-PPA- 25

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


MetLife Stock Index Division.................. 2003      $26.36            $33.38         69,963
                                               2002       34.37             26.36         73,961
                                               2001       39.62             34.37         80,855
                                               2000       44.24             39.62         83,765
                                               1999       37.08             44.24         79,702
                                               1998       29.28             37.08         71,204
                                               1997       22.43             29.28         58,817
                                               1996       18.52             22.43         43,141
                                               1995       13.70             18.52         29,883
                                               1994       13.71             13.70         23,458


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


MFS Investors Trust Division(h)............... 2003        6.58              7.92            848
                                               2002        8.35              6.58            796
                                               2001       10.06              8.35            494


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


MFS Research Managers Division(h)(i).......... 2003        6.62              8.11            296
                                               2002        8.83              6.62            291
                                               2001       11.31              8.83            164


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


                                 A-PPA- 26

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


State Street Research Investment Trust
  Division.................................... 2003      $22.24            $28.61         42,947
                                               2002       30.49             22.24         47,435
                                               2001       37.20             30.49         57,292
                                               2000       40.14             37.20         62,971
                                               1999       34.30             40.14         64,026
                                               1998       27.10             34.30         64,053
                                               1997       21.37             27.10         60,102
                                               1996       17.71             21.37         49,644
                                               1995       13.47             17.71         38,047
                                               1994       14.10             13.47         32,563


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


American Funds Growth Division(h)............. 2003       88.13            119.08          1,483
                                               2002      118.11             88.13            925
                                               2001      146.13            118.11            383


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Janus Aggressive Growth Division(g)(h)........ 2003        5.32              6.82          1,650
                                               2002        7.76              5.32          1,511
                                               2001       10.00              7.76          1,023


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Met/Putnam Voyager Division(a)................ 2003        3.47              4.32          6,160
                                               2002        4.95              3.47          5,946
                                               2001        7.24              4.95          5,527
                                               2000        9.82              7.24          2,555

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


                                      A-PPA- 27

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


T. Rowe Price Large Cap Growth Division(e).... 2003      $ 8.81            $11.38         10,543
                                               2002       11.62              8.81         10,694
                                               2001       13.06             11.62         12,077
                                               2000       13.29             13.06         12,475
                                               1999       11.01             13.29          3,394
                                               1998       10.00             11.01            407


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Harris Oakmark Focused Value Division(h)...... 2003       24.13             31.62          5,303
                                               2002       26.80             24.13          5,044
                                               2001       21.38             26.80          2,800


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value
  Division(e)................................. 2003       13.56             18.29          9,002
                                               2002       15.20             13.56          9,180
                                               2001       15.78             15.20          9,094
                                               2000       12.46             15.78          7,506
                                               1999       10.73             12.46          2,438
                                               1998       10.00             10.73            297


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


FI Mid Cap Opportunities Division(b)(j)....... 2003       11.16             14.83         38,331
                                               2002       15.91             11.16         42,962
                                               2001       25.71             15.91         52,028
                                               2000       37.86             25.71         57,546
                                               1999       17.19             37.86         44,078
                                               1998       12.69             17.19         19,031
                                               1997       10.00             12.69          7,417


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


                                 A-PPA- 28

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Met/AIM Mid Cap Core Equity Division(f)....... 2003      $ 9.70            $12.11            799
                                               2002       11.41              9.70            342


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division(a)....... 2003        8.71             11.61         11,376
                                               2002       10.36              8.71         10,596
                                               2001       10.62             10.36          8,080
                                               2000       10.00             10.62          5,493

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

State Street Research Aggressive Growth
  Division.................................... 2003       17.89             24.88         25,244
                                               2002       25.42             17.89         27,179
                                               2001       33.76             25.42         31,091
                                               2000       37.01             33.76         33,051
                                               1999       28.12             37.01         31,947
                                               1998       25.05             28.12         38,975
                                               1997       23.77             25.05         43,359
                                               1996       22.35             23.77         43,962
                                               1995       17.47             22.35         33,899
                                               1994       18.03             17.47         26,890

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


T. Rowe Price Mid-Cap Growth Division(h)...... 2003        4.66              6.31          3,464
                                               2002        8.43              4.66          2,343
                                               2001       10.00              8.43          1,519


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


                                      A-PPA- 29

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
State Street Research Aurora Division(a)...... 2003      $10.90            $16.17         18,572
                                               2002       14.03             10.90         18,446
                                               2001       12.25             14.03         14,487
                                               2000       10.00             12.25          4,095
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

Loomis Sayles Small Cap Division(a)........... 2003       17.81             24.00            812
                                               2002       22.99             17.81            759
                                               2001       25.53             22.99            654
                                               2000       25.79             25.53            353
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

Russell 2000(R) Index Division(e)............. 2003        9.49             13.69         10,958
                                               2002       12.08              9.49         10,366
                                               2001       12.13             12.08          9,632
                                               2000       12.76             12.13          9,113
                                               1999       10.53             12.76          5,395
                                               1998       10.00             10.53            598

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth
Division(h)................................... 2003        6.28              8.99          2,000
                                               2002        8.81              6.28          1,420
                                               2001       10.00              8.81            769

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Met/AIM Small Cap Growth Division(f).......... 2003        8.51             11.69            317
                                               2002       11.25              8.51            130


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


                                 A-PPA- 30

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


T. Rowe Price Small Cap Growth Division(b).... 2003      $ 8.87            $12.34         15,892
                                               2002       12.25              8.87         16,729
                                               2001       13.64             12.25         18,643
                                               2000       15.19             13.64         19,423
                                               1999       12.02             15.19         14,007
                                               1998       11.76             12.02         13,119
                                               1997       10.00             11.76          6,932

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

Scudder Global Equity Division(b)............. 2003       10.26             13.22         10,017
                                               2002       12.37             10.26         10,868
                                               2001       14.93             12.37         12,091
                                               2000       15.36             14.93         11,687
                                               1999       12.43             15.36          9,323
                                               1998       10.85             12.43          7,712
                                               1997       10.00             10.85          4,826

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


FI International Stock Division............... 2003       10.49             13.26         11,727
                                               2002       12.87             10.49         13,031
                                               2001       16.41             12.87         13,984
                                               2000       18.49             16.41         13,980
                                               1999       16.07             18.49         13,052
                                               1998       13.28             16.07         14,330
                                               1997       13.77             13.28         15,865
                                               1996       14.19             13.77         17,780
                                               1995       14.25             14.19         17,553
                                               1994       13.74             14.25         16,674


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Harris Oakmark International Division(f)...... 2003        8.86             11.82            595
                                               2002       10.61              8.86             42


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


                                      A-PPA- 31

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
MFS Research International Division(h)........ 2003      $ 7.63            $ 9.96            973
                                               2002        8.73              7.63            830
                                               2001       10.00              8.73            409

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division(e)...... 2003        7.16              9.73         12,719
                                               2002        8.69              7.16         12,545
                                               2001       11.25              8.69         11,012
                                               2000       13.31             11.25          8,034
                                               1999       10.79             13.31          3,869
                                               1998       10.00             10.79            342

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value

PIMCO PEA Innovation Division(h).............. 2003        3.63              5.66          6,380
                                               2002        7.44              3.63          2,785
                                               2001       10.00              7.44          2,036

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


American Funds Global Small Capitalization
  Division(h)................................. 2003       10.90             16.52          2,336
                                               2002       13.63             10.90          1,291
                                               2001       15.83             13.63            549


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


----------------------------------------

(a)Inception Date: July 5, 2000.
(b)Inception Date: March 3, 1997.
(c)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(d)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(e)Inception Date: November 9, 1998.
(f)Inception date: May 1, 2002.
(g)The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(h)Inception Date: May 1, 2001.

(i)The assets in this investment division merged into the MFS Investors Trust Division prior to the opening of business on May 3, 2004. This investment division is no longer available under the Deferred Annuity.


(j)The investment division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulation Unit Values history presented here is that of the Janus Mid Cap Division.


                                 A-PPA- 32

 ANNUITY UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an annuity unit outstanding throughout the period)
    The Income Annuity was first made available on May 1, 2004 and, as a result, there is no Annuity Unit Values information available.

    These tables and bar charts show fluctuations in the Annuity Unit Values for each investment division from year end to year end for an income annuity we issue with the same expense and AIR structure (1.25% annual Separate Account charge; 4% AIR) as one variation of the Income Annuity. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Division(e)................ 2003   $10.34       $ 9.99
                                                             2002    10.09        10.34
                                                             2001    10.00        10.09

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


PIMCO Total Return Division(e).............................. 2003    10.69        10.61
                                                             2002    10.28        10.69
                                                             2001    10.00        10.28


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


State Street Research Bond Income Division(c)(g)............ 2003    12.12        12.18
                                                             2002    11.78        12.12
                                                             2001    11.55        11.78
                                                             2000    10.84        11.55
                                                             1999    11.69        10.84
                                                             1998    11.25        11.69
                                                             1997    10.78        11.25
                                                             1996    10.96        10.78
                                                             1995     9.64        10.96
                                                             1994    10.00         9.64


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


                                      A-PPA- 33

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


Lehman Brothers(R) Aggregate Bond Division(d)............... 2003   $10.65       $10.48
                                                             2002    10.17        10.65
                                                             2001    10.50        10.17
                                                             2000     9.43        10.50
                                                             1999    10.06         9.43

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Salomon Brothers Strategic Bond Opportunities Division(e)... 2003    10.44        11.16
                                                             2002    10.03        10.44
                                                             2001    10.00        10.03


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


Lord Abbett Bond Debenture Division(b)(f)................... 2003     8.47         9.62
                                                             2002     8.81         8.47
                                                             2001     9.40         8.81
                                                             2000    10.00         9.40
                                                             1999     8.93        10.00
                                                             1998    10.17         8.93
                                                             1997    10.00        10.17

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


State Street Research Diversified Division(g)............... 2003    11.95        13.68
                                                             2002    14.61        11.95
                                                             2001    16.19        14.61
                                                             2000    17.12        16.19
                                                             1999    16.58        17.12
                                                             1998    14.60        16.58
                                                             1997    12.75        14.60
                                                             1996    11.76        12.75
                                                             1995     9.68        11.76
                                                             1994    10.00         9.68


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


                                 A-PPA- 34

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


American Funds Growth-Income Division(e).................... 2003   $ 7.30       $ 9.18
                                                             2002     9.42         7.30
                                                             2001    10.00         9.42


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


Davis Venture Value Division(a)............................. 2003     6.70         8.33
                                                             2002     8.44         6.70
                                                             2001     9.77         8.44
                                                             2000    10.00         9.77


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


FI Value Leaders Division(i)................................ 2003     8.04         9.68
                                                             2002    10.00         8.04


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


Harris Oakmark Large Cap Value Division(d).................. 2003     8.36         9.96
                                                             2002    10.25         8.36
                                                             2001     8.97        10.25
                                                             2000     8.54         8.97
                                                             1999     9.66         8.54

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


State Street Research Large Cap Value Division(i)........... 2003     7.73         9.94
                                                             2002    10.00         7.73


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


                                      A-PPA- 35

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------
MetLife Stock Index Division(g)............................. 2003   $14.41       $17.55
                                                             2002    19.54        14.41
                                                             2001    22.76        19.54
                                                             2000    27.21        22.76
                                                             1999    23.72        27.21
                                                             1998    19.48        23.72
                                                             1997    15.52        19.48
                                                             1996    13.42        15.52
                                                             1995    10.25        13.42
                                                             1994    10.00        10.25


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


MFS Investors Trust Division(e)............................. 2003     6.56         7.59
                                                             2002     8.66         6.56
                                                             2001    10.00         8.66


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


State Street Research Investment Trust Division(g).......... 2003    11.76        14.54
                                                             2002    16.76        11.76
                                                             2001    20.56        16.76
                                                             2000    23.87        20.56
                                                             1999    21.22        23.87
                                                             1998    17.43        21.22
                                                             1997    14.30        17.43
                                                             1996    12.38        14.30
                                                             1995     9.69        12.38
                                                             1994    10.00         9.69


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


American Funds Growth Division(e)........................... 2003     5.95         7.73
                                                             2002     8.30         5.95
                                                             2001    10.00         8.30


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


                                 A-PPA- 36

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


Janus Aggressive Growth Division(e)(h)...................... 2003   $ 4.98       $ 6.15
                                                             2002     7.55         4.98
                                                             2001    10.00         7.55


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


Met/Putnam Voyager Division(a).............................. 2003     3.21         3.84
                                                             2002     4.75         3.21
                                                             2001     6.65         4.75
                                                             2000    10.00         6.65


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


T. Rowe Price Large Cap Growth Division(d).................. 2003     7.49         9.30
                                                             2002    10.27         7.49
                                                             2001    11.54        10.27
                                                             2000    12.71        11.54
                                                             1999    10.95        12.71

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


Harris Oakmark Focused Value Division(e).................... 2003     9.43        11.88
                                                             2002    10.90         9.43
                                                             2001    10.00        10.90


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


Neuberger Berman Partners Mid Cap Value Division(d)......... 2003    11.53        14.95
                                                             2002    13.43        11.53
                                                             2001    14.11        13.43
                                                             2000    11.91        14.11
                                                             1999    10.67        11.91

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


                                      A-PPA- 37

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------
FI Mid Cap Opportunities Division(b)(j)..................... 2003   $ 8.88       $11.35
                                                             2002    13.17         8.88
                                                             2001    20.47        13.17
                                                             2000    33.88        20.49
                                                             1999    16.00        33.88
                                                             1998    12.88        16.00
                                                             1997    10.00        12.28

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


Met/AIM Mid Cap Core Equity Division(i)..................... 2003     8.28         9.94
                                                             2002    10.00         8.28


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


MetLife Mid Cap Stock Index Division(a)..................... 2003     7.90        10.13
                                                             2002     9.78         7.90
                                                             2001     9.96         9.78
                                                             2000    10.00         9.96


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


State Street Research Aggressive Growth Division(g)......... 2003     7.44         9.95
                                                             2002    11.00         7.44
                                                             2001    14.22        11.00
                                                             2000    17.32        14.22
                                                             1999    13.69        17.32
                                                             1998    12.68        13.69
                                                             1997    12.51        12.68
                                                             1996    12.17        12.51
                                                             1995     9.78        12.17
                                                             1994    10.00         9.78


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


                                 A-PPA- 38

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


T. Rowe Price Mid-Cap Growth Division(e).................... 2003   $ 4.37       $ 5.69
                                                             2002     8.21         4.37
                                                             2001    10.00         8.21


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


State Street Research Aurora Division(a).................... 2003     9.89        14.10
                                                             2002    13.23         9.89
                                                             2001    11.72        13.23
                                                             2000    10.00        11.72


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


Loomis Sayles Small Cap Division(a)......................... 2003     6.26         8.12
                                                             2002     8.41         6.26
                                                             2001     9.10         8.41
                                                             2000    10.00         9.10


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


Russell 2000(R) Index Division(d)........................... 2003     8.07        11.19
                                                             2002    10.68         8.07
                                                             2001    10.64        10.68
                                                             2000    12.20        10.64
                                                             1999    10.47        12.20

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


Franklin Templeton Small Cap Growth Division(e)............. 2003     5.88         8.04
                                                             2002     8.58         5.88
                                                             2001    10.00         8.58


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


                                      A-PPA- 39

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


Met/AIM Small Cap Growth Division(i)........................ 2003   $ 7.37       $ 9.73
                                                             2002    10.00         7.37


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


T. Rowe Price Small Cap Growth Division(b).................. 2003     7.06         9.44
                                                             2002    10.14         7.06
                                                             2001    10.88        10.14
                                                             2000    13.59        10.88
                                                             1999    11.18        13.59
                                                             1998    11.38        11.18
                                                             1997    10.00        11.38

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Scudder Global Equity Division(b)........................... 2003     8.16        10.11
                                                             2002    10.24         8.16
                                                             2001    12.69        10.24
                                                             2000    13.75        12.69
                                                             1999    11.57        13.75
                                                             1998    10.50        11.57
                                                             1997    10.00        10.50

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


FI International Stock Division(g).......................... 2003     5.17         6.28
                                                             2002     6.59         5.17
                                                             2001     8.69         6.59
                                                             2000    10.24         8.69
                                                             1999     9.26        10.24
                                                             1998     7.96         9.26
                                                             1997     8.58         7.96
                                                             1996     9.24         8.58
                                                             1995     9.55         9.24
                                                             1994    10.00         9.55


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


                                 A-PPA- 40

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


Harris Oakmark International Division(i).................... 2003   $ 8.13       $10.44
                                                             2002    10.00         8.13


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


MFS Research International Division(e)...................... 2003     7.15         8.97
                                                             2002     8.51         7.15
                                                             2001    10.00         8.51


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


Morgan Stanley EAFE(R) Index Division(d).................... 2003     6.08         7.95
                                                             2002     7.68         6.08
                                                             2001    10.30         7.68
                                                             2000    12.73        10.30
                                                             1999    10.73        12.73

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


PIMCO PEA Innovation Division(e)............................ 2003     3.40         5.10
                                                             2002     7.25         3.40
                                                             2001    10.00         7.25


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


                                      A-PPA- 41

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


American Funds Global Small Capitalization Division(e)...... 2003   $ 6.83       $ 9.95
                                                             2002     8.88         6.83
                                                             2001    10.00         8.88


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

                   Year End Annuity Unit Value


----------------------------------------


(a)Inception Date: August 11, 2000.


(b)Inception Date: March 3, 1997.


(c)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Annuity unit values prior to April 29, 2002 are those of the State Street Research Income Division.


(d)Inception Date: July 1, 1999.


(e)Inception Date: May 4, 2001.


(f)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Annuity unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.


(g)Inception Date: April 1, 1994.


(h)The assets in this investment division merged into the Janus Aggressive Growth Division on April 28, 2002. Annuity unit values prior to April 29, 2002 are those of Janus Growth Division.


(i)Inception Date: May 1, 2002.


(j)The investment division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division, prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Annuity Unit Values history presented here is that of the Janus Mid Cap Division.


                                 A-PPA- 42

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve approximately 13 million households in the U.S. and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies have insurance operations in 10 countries serving approximately 8 million customers.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Deferred and Income Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the

Group Deferred Annuities and group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.
                                                                       A-PPA- 43
investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity such as the availability of a guaranteed income for life or the death benefit.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as payment options, including our guarantee of income for your lifetime, they are "annuities."

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices, the amount of your purchase payment and whether you select the Optional Two Year Withdrawal Feature, if it is available under your Income Annuity.

   A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
A-PPA- 44

YOUR INVESTMENT CHOICES
The Metropolitan Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities purchased prior to May 1, 2004, do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following Portfolios: FI Value Leaders (formerly FI Structured Equity), Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Harris Oakmark International, Neuberger Berman Real Estate, MFS Total Return, State Street Research Large Cap Growth and State Street Research Large Cap Value, which are all Class E.

12b-1 Plan fees are imposed on all Metropolitan Fund and Met Investors Fund Portfolios, which are Class B, and American Fund Portfolios which are Class 2, for Income Annuities purchased after April 30, 2004.

Starting with the most conservative Portfolio, the investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option.
                                                                       A-PPA- 45

Salomon Brothers U.S. Government       Seeks to maximize total return
  Portfolio                            consistent with preservation of
                                       capital and maintenance of liquidity
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of
                                       capital and prudent investment
                                       management
State Street Research Bond Income      Seeks competitive total return
  Portfolio                            primarily from investing in
                                       fixed-income securities
Lehman Brothers(R) Aggregate Bond      Seeks to equal the performance of the
  Index Portfolio                      Lehman Brothers Aggregate Bond Index
Salomon Brothers Strategic Bond        Seeks long-term growth of capital
  Opportunities Portfolio
Lord Abbett Bond Debenture Portfolio   Seeks to provide high current income
                                       and the opportunity for capital
                                       appreciation to produce a high total
                                       return
MFS Total Return Portfolio             Seeks a favorable total return
                                       through investment in a diversified
                                       portfolio
State Street Research Diversified      Seeks high total return while
  Portfolio                            attempting to limit investment risk
                                       and preserve capital
Neuberger Berman Real Estate           Seeks total return through investment
  Portfolio                            in real estate securities,
                                       emphasizing both capital appreciation
                                       and current income
American Funds Growth-Income           Seeks capital appreciation and income
  Portfolio
Davis Venture Value Portfolio's        Seeks growth of capital
FI Value Leaders Portfolio             Seeks long-term growth of capital
Harris Oakmark Large Cap Value         Seeks long-term capital appreciation
  Portfolio
State Street Research Large Cap Value  Seeks long-term growth of capital
  Portfolio
MetLife Stock Index Portfolio          Seeks to equal the performance of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index
MFS Investors Trust Portfolio          Seeks long-term growth of capital
                                       with a secondary objective to seek
                                       reasonable current income
State Street Research Investment       Seeks long-term growth of capital and
  Trust Portfolio                      income
American Funds Growth Portfolio        Seeks capital appreciation through
                                       stocks
Janus Aggressive Growth Portfolio      Seeks long-term growth of capital
Met/Putnam Voyager Portfolio           Seeks capital appreciation
State Street Research Large Cap        Seeks long-term growth of capital
  Growth Portfolio
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital
  Portfolio                            and, secondarily, dividend income
Harris Oakmark Focused Value           Seeks long-term capital appreciation
  Portfolio
Neuberger Berman Partners Mid Cap      Seeks capital growth
  Value Portfolio
FI Mid Cap Opportunities Portfolio     Seeks long-term growth of capital
Met/AIM Mid Cap Core Equity Portfolio  Seeks long-term growth of capital
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the
                                       Standard & Poor's(R) MidCap 400
                                       Composite Stock Price Index
State Street Research Aggressive       Seeks maximum capital appreciation
  Growth Portfolio
T. Rowe Price Mid-Cap Growth           Seeks long-term growth of capital
  Portfolio
State Street Research Aurora           Seeks high total return, consisting
  Portfolio                            principally of capital appreciation
Loomis Sayles Small Cap Portfolio      Seeks long-term capital growth from
                                       investments in common stocks or other
                                       equity securities
Russell 2000(R) Index Portfolio        Seeks to equal the return of the
                                       Russell 2000 Index
Franklin Templeton Small Cap Growth    Seeks long-term growth of capital
  Portfolio
Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital
T. Rowe Price Small Cap Growth         Seeks long-term growth
  Portfolio
Scudder Global Equity Portfolio        Seeks long-term growth of capital
FI International Stock Portfolio       Seeks long-term growth of capital
Harris Oakmark International           Seeks long-term capital appreciation
  Portfolio
MFS Research International Portfolio   Seeks capital appreciation
Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the
  Portfolio                            MSCI EAFE Index
PIMCO PEA Innovation Portfolio         Seeks capital appreciation; no
                                       consideration is given to income
American Funds Global Small            Seeks capital appreciation through
  Capitalization Portfolio             stocks


   While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The portfolios most likely will not have the same performance experience as any publicly available mutual fund.

The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.
A-PPA- 46

Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.


The Metropolitan Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.


The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Met Investors Fund and American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

                                                                       A-PPA- 47

DEFERRED ANNUITIES
This Prospectus describes the following Deferred Annuities under which you can accumulate money:

    *   Non-Qualified

    *   Traditional IRAs (Individual Retirement Annuities)

    *   Roth IRAs (Roth Individual Retirement Annuities)

    * SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)

    *   SEPs (Simplified Employee Pensions)

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN
If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.

AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you. These investment strategies are available to you without any additional charges. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any of your earnings.

   These Deferred Annuities may be either issued to you as an individual or to a group (you are then a participant under the group's Deferred Annuity).

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.
            Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.
A-PPA- 48

THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(SM): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

                                                                       A-PPA- 49

PURCHASE PAYMENTS

There is no minimum purchase payment. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, check-o-matic, salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

AUTOMATED PURCHASE PAYMENTS

If you purchase a Traditional IRA, a Roth IRA or a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction" your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic" your bank deducts money from your bank account and makes the purchase payment for you.

ELECTRONIC APPLICATIONS

When circumstances permit, we may be able to electronically submit your complete initial application to your MetLife Designated Office. If you elect to use this process, our local office or your sales representative will actually transmit the record of your purchase payment and application. Your actual purchase payment, application and other related documents will then be forwarded to your MetLife Designated Office. We may, for certain Deferred Annuities, treat the electronic purchase payment as though we had received payment at your MetLife Designated Office in order to credit and value the purchase payment.

We may do this if:

* The electronic purchase payment is received at your MetLife Designated Office and accompanied by a properly completed electronic application record; and

* Your money, application and other documentation are received in good order at your MetLife Designated Office within five business days following the transmission of the electronic record. Generally, the electronic record is received at your MetLife Designated Office the business day following its transmission by the sales representative or local office.

    If, however, your purchase payment and paper copy of the application are received at your MetLife Designated Office before

 You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments. A-PPA- 50 the electronic record, then your purchase payment will be credited and valued as of the date it is received.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws;

* Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance; and

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchasepayments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

                                                                       A-PPA- 51

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


We have policies and procedures that attempt to detect transfer/reallocation activity that may adversely affect other contract owners or participants/annuitants or Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more contract owners or participants/annuitants (i.e., market timing). We employ various means to try to detect such transfer/reallocation activity, such as periodically examining the number of transfers/reallocations and/or the number of "round trip" transfers/reallocations into and out of particular investment divisions made by contract owners and participants/annuitants within given periods of time and/or investigating transfer/reallocation activity identified by our MetLife Designated Office or the Funds on a case-by-case basis. We may revise


You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.
A-PPA- 52
these policies and procedures in our sole discretion at any time without prior notice.




The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners and participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the Deferred Annuity. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and investment divisions and may be more restrictive with regard to certain contracts or investment divisions than others. Accordingly, there is no assurance that we can prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants or Fund shareholders. In addition, we cannot guarantee that the Funds will not be harmed by transfer/reallocation activity related to other insurance companies and/or retirement plans that may invest in the Funds.




Our policies and procedures may result in restrictions being applied to contract owners or participants/annuitants. These restrictions may include:




* requiring you to send us by U.S. mail a signed, written request to make transfers/reallocations;



*   collecting a Fund redemption fee;



* denying a transfer/reallocation request from an authorized third party acting on behalf of multiple contract owners or participants/ annuitants; and



* imposing other limitations and modifications where we determine that exercise of the ability to make transfers/reallocations may create a disadvantage to other contract owners or participants/ annuitants (including, but not limited to, imposing a minimum time period between each transfer/reallocation).



If restrictions are imposed on a contract owner or participant/annuitant, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



In accordance with applicable law, we reserve the right to modify or terminate the ability to make transfers/reallocations at any time. We also reserve the right to defer or restrict the ability to make transfers/reallocations at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the Fund prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

                                                                       A-PPA- 53

WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY
You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.


CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account

       Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.

     We will withdraw your Systematic Withdrawal Program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request.

A-PPA- 54

Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year.

If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should request that the payment date be the 20th day of the month.

Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
                                                                       A-PPA- 55

We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee.

* For the Non-Qualified, Traditional IRA, Roth IRA and SEP Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you are not enrolled in the check-o-matic or automatic payroll deduction programs.

* For the SIMPLE IRA Deferred Annuity, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you do not make a purchase payment during the Contract Year.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger

The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit
                                                                          Value.

  MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.

A-PPA- 56
than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

                                                                       A-PPA- 57

EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                           During Purchase Payment Year
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.
You do not pay an early withdrawal charge:
*   On transfers you make within your Deferred Annuity.
*   On withdrawals of purchase payments you made over seven years ago.

  You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.

      We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the available purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.
 Early withdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.
A-PPA- 58

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If your contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the contract, that portion of the Account Balance that equals the "step up" portion of the death benefit.

* If you withdraw up to 10% of your Account Balance in a Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% will you have to pay early withdrawal charges.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* Because you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

* If your Contract provides for this, on your first withdrawal to which an early withdrawal charge would otherwise apply, and either you or your spouse:

     -- Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

     -- Is diagnosed with a terminal illness and not expected to live more than a year.

* If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal

                                                                       A-PPA- 59
    charges (determined as previously described) for transferred amounts from your original contract:

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*   Amounts transferred on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK
You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT
One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies). If you die

A-PPA- 60
during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Balance is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any early withdrawal charges.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

                                                                       A-PPA- 61

PAY-OUT OPTIONS (OR INCOME OPTIONS)
You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in all states.

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment; and

*   A refund feature.


Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.


By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

The Income Annuities have several features that are not available to the Deferred Annuities in the pay-out phase: (1) the ability to make reallocations from the Fixed Income Option to the investment divisions; (2) the availability of a Standard Withdrawal Feature; (3) the availability of the Optional Two Year Withdrawal Feature; and (4) less favorable annuity purchase rates than in the Fixed Income Option under the pay-out phase of the Deferred Annuity. Please read the section under the "Income Annuities" heading for more information about the Deferred Annuities in the pay-out phase.

 The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.

 If you annuitize your Deferred Annuity and should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.

A-PPA- 62

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

INCOME ANNUITIES
Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Under the Fixed Income Option, we guarantee the amount of the income payment to you which is attributable to the current percentage you allocated to the Fixed Income Option until you make a reallocation from the Fixed Income Option.

The annuity purchase rates we apply to the Fixed Income Option of the Income Annuity are not as favorable as those applied to the Fixed Income Option under the Deferred Annuity in the pay-out phase or other immediate annuities we issue. In addition, the Standard Withdrawal Feature of the Income Annuity cannot be utilized by purchasers of a Qualified Income Annuity bought with pre-tax dollars, typically IRAs or amounts in any group, employer, or association investment vehicle. The feature is only available to purchasers of a Non-Qualified Income Annuity with an income payment type that has a guarantee period purchased with after-tax or post-tax dollars.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

*  Non-Qualified         *  Qualified

If you have accumulated amounts in any of your employer's, association's or group's investment vehicles (for example, Traditional IRAs, ROTH IRAs, 401(k)s, Keoghs, 401(a)s, 403(a)s, 403(b)s or 457s), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.

                                                                       A-PPA- 63

INCOME PAYMENT TYPES

Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.


There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments/or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." Whether you choose the Optional Two Year Withdrawal Feature, if permitted under your Income Annuity, will affect the amount of your income payments. Typically, income payment types which have the Optional Two Year Withdrawal Feature will result in lower income payments than income payment types without this feature. The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments. We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.
LIFETIME INCOME ANNUITY WITH A REFUND: (Not available for Income Annuities purchased after April 30, 2004.) A variable income that is paid as long as the annuitant is living and guarantees that the total of

                    Many times, the Owner and the Annuitant are the same person.

      You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.

                                  When deciding how to receive income, consider:

                                                - The amount of income you need;

                          - The amount you expect to receive from other sources;

                                - The growth potential of other investments; and

                                  - How long you would like your income to last.

A-PPA- 64
all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.


LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: (Not available for Income Annuities purchased after April 30, 2004.) A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.


INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

                                                                       A-PPA- 65

OPTIONAL TWO YEAR WITHDRAWAL FEATURE
Subject to MetLife's underwriting requirements, we may make available an Optional Two Year Withdrawal Feature under your Income Annuity. If the Optional Two Year Withdrawal Feature is available under your Income Annuity, you can choose to add this optional withdrawal feature. The decision to add this feature is made at application and is irrevocable. The Optional Two Year Withdrawal Feature may not be available in all states. Your employer, association or other group contract holder may limit the availability of the Optional Two Year Withdrawal Feature.

If you purchase an Income Annuity with this feature, the income payments you receive typically will be lower than income payments that you would have received had you purchased the Income Annuity without this feature. The amount by which your income payment will be reduced will depend upon your life expectancy during the permitted withdrawal period, the income type you choose and the amount of the purchase payment.

Please refer to the discussion in the Tax Section of this Prospectus concerning the possibility that the purchase of an annuity with this option or the exercise of this option may result in the annuity not satisfying minimum distribution requirements or becoming an increasing annuity.

Please also refer to the Tax Section of this Prospectus for a discussion of other possible adverse tax consequences as a result of the exercise of the Optional Two Year Withdrawal Feature, including the imposition and retroactive imposition of the 10% penalty tax in addition to ordinary income tax.

Please note that the purchase of the Optional Two Year Withdrawal Feature may not be appropriate under certain deferred compensation or severance arrangements of an employer (including eligible Section 457(b) plans of tax-exempt employers). The mere availability of such a benefit may result in the immediate taxation to the employee of the entire benefit. Additionally, the Optional Two Year Withdrawal Feature may not be appropriate under defined benefit plans.

HOW THE OPTIONAL TWO YEAR WITHDRAWAL FEATURE WORKS

You may withdraw up to an amount equal to the "fair market value" of the income payments under the Income Annuity during the first two years after we issue the Income Annuity. We calculate the "fair market value" as follows:

* First, we determine what your revised income payment would be based on the applicable Annuity Unit Value as of the date of the withdrawal;

* Then we calculate the maximum permissible withdrawal amount by multiplying the revised income payment by an updated annuity purchase rate.

A-PPA- 66

If you withdraw this maximum amount from the Income Annuity during the first two years, there will be no value left in the Income Annuity. Consequently, we will then have no further obligations to you; you will receive no further income payments or death benefit.

If you withdraw less than the maximum amount permitted, each future income payment will be reduced by the percentage equal to the ratio of the withdrawal amount to the maximum permissible withdrawal amount.


EXAMPLE: HOW THE OPTIONAL TWO YEAR WITHDRAWAL FEATURE WORKS



Assume the following:



*   You are aged 65 on the issue date of the contract;



*   Your purchase payment is $100,000;



*   You elected the Optional Two Year Withdrawal Feature rider;



* You allocate 100% of the purchase payment to one of the investment divisions;



*   You elected a Lifetime Income Annuity income payment type;



*   You first payment date was within 10 days of the issue date;



* The annuity purchase rate on the date of issue for the income payment type you elected was $5.00 per $1000;



* The Annuity Unit Value for the investment division to which you allocated the purchase payment was $10.00;



Your initial monthly income payment was thus $500.00 ($100,000/1000 X $5) and you had 50 annuity units in the investment division. Now assume that one year later you are aged 66 and you elect to a full withdrawal under the Optional Two Year Withdrawal Feature. Assume that the then current annuity purchase rate at age 66 for a Lifetime Income Annuity income payment type with 1 year left to run on the Optional Two Year Withdrawal Feature is $5.40 per $1000.



Assume further that the Annuity Unit Value on the date of the withdrawal is $12.00. The fair market value of the income payments is thus 50 ANNUITY UNITS X $12.00 ANNUITY UNIT VALUE X 1000/$5.40 OR $111,111.11. However, if the Annuity Unit Value were $8.00 on the withdrawal date, the fair market value would be 50 X $8.00 X 1000/$5.40 OR $74,074.07.


REQUESTING A WITHDRAWAL

At your request, we will provide an estimate for you of the maximum amount available for withdrawal and the amount by which your income payments would be reduced if a particular withdrawal were taken under the Income Annuity.

                                                                       A-PPA- 67

You generally may make a withdrawal on any business day that the Exchange is open during the permitted withdrawal period.

Your withdrawal request must be in good order and completed prior to the close of the Exchange on a business day if you want the withdrawal to take place on that day. All other withdrawals will be processed on the next business day. We will take the withdrawal proportionately from each investment division and the Fixed Income Option in which you then had an allocation.

Withdrawals must be at least $1,000. If any withdrawal during the first two years after purchase would decrease total expected annual payments below $1,200, then we will treat this as be a request for a full withdrawal of the fair market value and we will make no further payments.

We reserve the right to require receipt of a properly executed spousal consent to the extent applicable and required under the Internal Revenue Code, the Employee Retirement Income Security Act of 1974 or the Retirement Equity Act of 1984 prior to the payment of any withdrawal.

We reserve the right to limit, reduce or eliminate this option in the future where required to comply with Federal tax law to protect you and other contract holders in the investment divisions from adverse tax consequences.

PURCHASE PAYMENT

If you purchase an Income Annuity after April 30, 2004, you must purchase the Income Annuity with one purchase payment of at least $25,000. If you purchase the Income Annuity after April 30, 2004, you must be at least the age of majority in your state. The oldest annuitant may not be older than 85 years old, if an income payment type with a life contingency is purchased. Purchase of certain income payment types may be limited by Federal income tax regulations. We reserve the right to refuse a purchase payment of $1,000,000 or more.

ALLOCATION
You decide what portion of your purchase payment is allocated to each of the variable investment divisions and the Fixed Income Option.

THE VALUE OF YOUR INCOME PAYMENTS

INITIAL VARIABLE INCOME PAYMENT

The initial variable income payment is a hypothetical payment which is calculated based on the amount of your purchase payment and the age and sex of the measuring lives and income payment type selected (including the Optional Two Year Withdrawal Feature, if applicable) and the AIR ("Assumed Investment Return"). This initial variable income payment is used to establish the number of annuity units. It is

A-PPA- 68
not the amount of your actual first variable income payment unless your first income payment is due within 10 days after we issue the Income Annuity.

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type (including whether the Optional Two Year Withdrawal Feature was chosen) and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

EXAMPLE: DETERMINING THE NUMBER OF ANNUITY UNITS

Assume the following:

* We calculate an initial variable income payment (e.g., $1,000) based on the AIR, income payment type (including whether the Optional Two Year Withdrawal Feature was chosen), the age and sex of the measuring lives, the amount of the purchase payment; and

* You have chosen to allocate this $1,000 in equal amounts to two investment divisions (i.e., $500 to each); and

* On the day we receive all documents in good order and issue the Contract, the annuity unit values for the investment divisions are $10.00 and $12.50.

We credit the Income Annuity with annuity units as follows:

    $500 / $10.00 = 50 ANNUITY UNITS
    $500 / $12.50 = 40 ANNUITY UNITS

Then, to calculate your variable income payment, we multiply the number of annuity units by the current Annuity Unit Value. See the example under "Calculating Annuity Unit Values."

AIR AS A BENCHMARK FOR INCOME PAYMENTS

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying portfolio minus the

The AIR is stated in your contract and may range from 3% to 6%.
                                                                       A-PPA- 69
insurance-related charge or Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying portfolio minus the insurance-related charge or Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

THE EFFECT OF THE AIR ON SUBSEQUENT VARIABLE INCOME PAYMENTS
(Assumes no reallocations between income payments)

If the net investment experience:  Your variable income payment will
                                   (relative to the previous income
                                   payment):
  Exceeds the AIR                    Increase
  Equals the AIR                     Stay the same
  Is less than the AIR               Decrease

EXAMPLE OF A 3% AIR

Assume that the initial variable income payment for an investment division is $1,000. Also assume that when we calculate your next income payment the investment experience for the underlying portfolio (minus the insurance-related charge or Separate Account charge) is up 10% (exceeds the AIR). Your variable income payment attributed to that investment division would be $1,067.96. The percentage change between the initial variable income payment and your next income payment is a 6.8% INCREASE.

However, assume instead that the investment experience for the underlying portfolio (minus the insurance-related charge or Separate Account charge) is down 10% (does not exceed the AIR). Your next variable income payment would be $873.79. Note that the percentage change between the initial variable income payment and your next income payment is a 12.6% DECREASE.

A-PPA- 70

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

* Then, we divide by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

EXAMPLE: CALCULATING THE ANNUITY UNIT VALUE

Assume the following:

*   Yesterday's Annuity Unit Value was $10.20;

* The number we calculate for today's change in investment experience (which reflects the deduction for the investment-related charge) is 1.02 (up 2%);

*   The daily equivalent of the Separate Account charge is 0.000034035; and

*   The daily equivalent of the adjustment for a 3% AIR is 1.0000809863.

The new Annuity Unit Value is:
  (1.02 - .0.000034035) / 1.0000809863 X $10.20 = $10.40

However, now assume that today's change in investment experience (which reflects the deduction for the investment-related charge) is .98 (down 2%) instead of 1.02.

The new Annuity Unit Value is:
  (.98 - .0.000034035) / 1.0000809863 X $10.20 = $9.99

REALLOCATION PRIVILEGE

You can reallocate among the investment divisions and the Fixed Income Option. For Income Annuities purchased prior to May 1, 2004, or for those who are in the pay-out phase of their Deferred Annuity, you may not reallocate amounts from the Fixed Income Option to the investment divisions.

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying portfolio shares we have designated in the investment divisions or other funds to generate your income payments.

                                                                       A-PPA- 71

For us to process a reallocation, you must tell us:

*   The percentage of the income payment to be reallocated;

* The investment divisions (or Fixed Income Option) from which you want the income payment to be reallocated; and

* The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

* First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

* Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

* Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option for the Income Annuity on the date of your reallocation;

* Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from the Fixed Income Option to an investment division, a similar adjustment will be made to your payment at the time of the reallocation. However, in this case the payment adjustment will be determined by multiplying the income payment amount to be reallocated from the Fixed Income Option by the ratio of the annuity purchase rate determined in the third step above divided by the annuity purchase rate determined in the second step above.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will

A-PPA- 72
give you advance written notice. We may limit a beneficiary's ability to make a reallocation.


If you are purchasing your Income Annuity and not annuitizing your Deferred Annuity, the Contract contains specific provisions regarding, but not limited to, market timing.



We have policies and procedures that attempt to detect transfer/reallocation activity that may adversely affect other contract owners or participants/annuitants or Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more contract owners or participants/annuitants (i.e., market timing). We employ various means to try to detect such transfer/reallocation activity, such as periodically examining the number of transfers/reallocations and/or the number of "round trip" transfers/reallocations into and out of particular investment divisions made by contract owners and participants/annuitants within given periods of time and/or investigating transfer/reallocation activity identified by our MetLife Designated Office or the Funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners and participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the Income Annuity. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and investment divisions and may be more restrictive with regard to certain contracts or investment divisions than others. Accordingly, there is no assurance that we can prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants or Fund shareholders. In addition, we cannot guarantee that the Funds will not be harmed by transfer/reallocation activity related to other insurance companies and/or retirement plans that may invest in the Funds.



Our policies and procedures may result in restrictions being applied to contract owners or participants/annuitants. These restrictions may include:



* requiring you to send us by U.S. mail, a signed, written request to make transfers/reallocations;



*   limiting the number of transfers/reallocations you may make each Contract
    Year;



* limiting the dollar amount that may be transferred/reallocated at any one time;


                                                                       A-PPA- 73

*   collecting a Fund redemption fee;



* denying a transfer/reallocation request from an authorized third party acting on behalf of multiple contract owners or participants/ annuitants; and



* imposing other limitations and modifications where we determine that exercise of the transfer/reallocation privilege may create a disadvantage to other contract owners or participants/annuitants (including, but not limited to, imposing a minimum time period between each transfer/reallocation).



If restrictions are imposed on a contract owner or participant/ annuitant, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the Fund prospectuses for more details.


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

Here are examples of the effect of a reallocation on the income payment:

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 X ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40.

* Suppose you choose to reallocate 40% of your $100 fixed payment supported by the Fixed Income Option to a variable income payment supported by investment division A. Assume again that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment supported by investment division A will be increased by $40 X ($100 / $125) or $32, and your fixed payment supported by the Fixed Income Option will be decreased by $40.

A-PPA- 74

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40.
STANDARD WITHDRAWAL FEATURE

This feature varies by your income payment type (described earlier) and whether you purchase your Income Annuity with pre-tax or post-tax dollars. The Standard Withdrawal Feature may not be available in all states. Currently, this feature is only available if you purchase a Non-Qualified Income Annuity with after-tax or post-tax dollars with an income payment type that has a guarantee period.

If you have elected the Optional Two Year Withdrawal Feature, all withdrawals during the first two years that you hold the Income Annuity will be governed by that feature.

If you have elected the Optional Two Year Withdrawal Feature and you have held the Income Annuity for more than two years or have not elected the Optional Two Year Withdrawal Feature and you take a withdrawal, the Standard Withdrawal Feature will apply.

Please refer to the discussion in the Tax Section of this Prospectus concerning the possibility that the purchase of an annuity with this feature or the exercise of this feature may result in the annuity not satisfying minimum distribution requirements or becoming an increasing annuity.

Please also refer to the Tax Section of this Prospectus for a discussion of other possible adverse tax consequences as a result of the exercise of the Standard Withdrawal Feature, including the imposition and retroactive imposition of the 10% penalty tax in addition to ordinary income tax.

Please note that the Standard Withdrawal Feature may not be appropriate under certain deferred compensation or severance arrangements of an employer (including eligible Section 457(b) plans of tax-exempt employers). The mere availability of such a benefit may result in the immediate taxation to the employee of the entire benefit. Additionally, the Standard Withdrawal Feature may not be appropriate under defined benefit plans.

HOW THE STANDARD WITHDRAWAL FEATURE WORKS

You may withdraw a portion of the "fair market value" of the income payments in the remaining guarantee period under the Income Annuity.

Post-tax or after-tax means that your purchase payment for your Income Annuity does not reduce your taxable income or give you a tax reduction.

                                                                       A-PPA- 75

You may make withdrawals only if you purchased a Non-Qualified Income Annuity with after-tax dollars with one of the following income types:

*   Lifetime Income Annuity with a Guarantee Period;

*   Lifetime Income Annuity for Two with a Guarantee Period; or

*   Income Annuity for a Guaranteed Period.

We calculate the "fair market value" of these payments as follows:

* First, we determine what your revised income payment would be based on the applicable Annuity Unit Value as of the date of the withdrawal;

* Then we multiply the revised income payment by an updated annuity purchase rate that reflects only the payments in the remaining guarantee period of the Income Annuity.


(This is the same calculation that we use for the Optional Two Year Withdrawal Feature.)


Each future income payment in the remaining guarantee period after a withdrawal during the guarantee period will be reduced proportionately by the percentage equal to the ratio of the withdrawal amount to the full "fair market value" of the payments in the remaining guarantee period at the time of the withdrawal.

You may make an unlimited number of withdrawals during the guarantee period as long as no withdrawal reduces your revised income payment to less than 25% of the actual initial income payment or, if greater, $100 per month (or $1,200 annualized, if payable other than monthly). Any income payments payable after the guarantee period will not be reduced by the withdrawals you made.

WITHDRAWAL PROCESSING FEE


When you make a withdrawal using the Standard Withdrawal Feature, you pay a withdrawal processing fee. This fee is equal to 6% of the amount withdrawn. The withdrawal processing fees in the aggregate will not exceed 9% of the purchase payment. The amount payable to you equals the amount withdrawn, less the withdrawal processing fee.


REQUESTING A WITHDRAWAL

At your request, we will provide an estimate for you of the maximum amount available for withdrawal and the amount by which your income payments would be reduced if a particular withdrawal were taken under the Income Annuity.

You generally may make a withdrawal on any business day that the Exchange is open during the permitted withdrawal period.

Your withdrawal request must be in good order and completed prior to the close of the Exchange on a business day if you want the withdrawal to take place on that day. All other withdrawals will be processed on the next business day. We will take the withdrawal

A-PPA- 76
proportionately from each investment division and the Fixed Income Option in which you then had an allocation.

Withdrawals must be at least $1,000. If any withdrawal would decrease total expected annual payments below $1,200, then we will deny your request.

We reserve the right to require receipt of a properly executed spousal consent to the extent applicable and required under the Internal Revenue Code, the Employee Retirement Income Security Act of 1974 or the Retirement Equity Act of 1984 prior to the payment of any withdrawal.

We reserve the right to limit, reduce or eliminate this feature in the future where required to comply with Federal tax law to protect you and other contract holders in the investment divisions from adverse tax consequences.

DEATH BENEFIT

IF YOU OR THE LAST SURVIVING ANNUITANT SHOULD DIE BEFORE PAYMENTS COMMENCE OR THE "ANNUITY STARTING DATE"

If you (or the annuitant, if the owner is a non-natural person) die, or the last surviving annuitant dies, before income payments begin, you will receive a lump sum equal to the purchase payment less any withdrawals previously made, once we receive satisfactory proof of death. However, if you had purchased a Qualified Income Annuity, you will receive the choice of such lump sum or continuing the contract.

If you (or the annuitant, if the owner is a non-natural person) die before the "Annuity Starting Date," as defined in the Federal income tax regulations, any remaining interest in the Income Annuity must be paid in a lump sum within five years after the date of death or over the beneficiary's lifetime or life expectancy, with payments beginning within a year after such death.

ON OR AFTER THE DATE PAYMENTS COMMENCE

If the last surviving annuitant dies on or after the date income payments begin, you may choose to receive in a lump sum, the fair market value of the income payments in the remaining guarantee period, if an income payment type with a guarantee period was purchased.

If you elected the Optional Two Year Withdrawal Feature, then you may receive a different death benefit. During the first two years after purchase, if any owner or the last surviving annuitant dies, regardless of the income payment type purchased, you will receive in a lump sum, the fair market value of the future income payments that would have been payable except for such death.

However, if you had purchased a Qualified Income Annuity, in no case will any lump sum death benefit you chose or that is payable to you

                                                                       A-PPA- 77
exceed the purchase payment, less any amounts previously withdrawn, less any income payments previously made.

If the beneficiary is your spouse, he or she may continue the contract as owner.

CHARGES
There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

If you are purchasing the Income Annuity and are not in the pay-out phase of your Deferred Annuity, this charge also pays us for distribution costs to both our licensed sales persons and other broker-dealers.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities (Class E and Class 2 for Income Annuities purchased prior to May 1, 2004; Class B and Class 2 for Income Annuities purchased after April 30, 2004) have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

STANDARD WITHDRAWAL FEATURE WITHDRAWAL PROCESSING FEE

For each withdrawal, there is a withdrawal processing fee of 6% of the amount withdrawn.

The charges you pay will not reduce the number of annuity units credited to you.
         Instead, we deduct the charges when calculating the Annuity Unit Value. A-PPA- 78

ANNUAL CONTRACT CHARGE (FOR INCOME ANNUITIES PURCHASED AFTER APRIL 30, 2004)

Currently there is no annual contract charge. We reserve the right to deduct a $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. This charge pays us for our miscellaneous administrative costs.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order. If you do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.

                                                                       A-PPA- 79

GENERAL INFORMATION

ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

*   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and

         Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.
A-PPA- 80
automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS


We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.


If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/ reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.


For your Deferred Annuity in the pay-out phase or Income Annuity, you may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.


Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

                                                                       A-PPA- 81

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.


VALUATION -- SUSPENSION OF PAYMENTS


We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.


A-PPA- 82

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

                                                                       A-PPA- 83

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

A-PPA- 84

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES
All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.


The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments for Deferred Annuities and 0% to 5% for Income Annuities. The commission we pay upon annuitization of the Deferred Annuity is 0% to 4.5% of the amount applied to provide the payments.



We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .25% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. For Income Annuities we pay an amount up to 2% of the income payments. These asset based commissions compensate the sales representative for servicing the Deferred Annuities.



Our licensed sales representatives and their managers are eligible for various cash benefits, such as bonuses, insurance benefits and financial arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards. In addition, our licensed sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Deferred or Income Annuities. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



An investment adviser or subadviser of a Portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Portfolios. The amount of this compensation is based on a percentage of assets of the Portfolios attributable to the Deferred or Income Annuity and certain other variable insurance


                                                                       A-PPA- 85
products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50% of assets. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.


FINANCIAL STATEMENTS
The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We may not cancel your Income Annuity, except as described in the Optional Two Year Withdrawal Feature section of the Prospectus.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so for a Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity. Early withdrawal charges may apply.


INCOME TAXES
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any of the transactions under your Deferred Annuity satisfy applicable tax law.

      Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.
A-PPA- 86

Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


GENERAL
Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA or qualified plan with an annuity, it does provide you additional insurance benefits such as availability of a guaranteed income for life.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).

The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:

* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

*   adding "catch-up" contributions for taxpayers age 50 and above; and

*   adding enhanced portability features.

You should consult your tax adviser regarding these changes.

                                                                       A-PPA- 87

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

WITHDRAWALS

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

*   annuity you purchase (e.g., Non-Qualified or IRA); and

*   pay-out option you elect.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes. (In general, this does not apply to 457 annuities. However, it does apply to distributions from Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.)

A-PPA- 88

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                        Type of Contract
                               -----------------------------------
                                                            401(a)
                                               Trad.        401(k)
                                              IRA/SEP       Keogh
                                              ROTH IRA      403(a)
                                 Non-          SIMPLE       403(b)
                               Qualified        IRA*         457
                               ---------      --------      ------
In a series of
  substantially equal
  payments made annually
  (or more frequently)
  for life or life
  expectancy (SEPP)                x             x            x(1)
After you die                      x             x            x
After you become totally
disabled (as defined in
the Code)                          x             x            x
To pay deductible medical
expenses                                         x            x
To pay medical insurance
premiums if you are
unemployed                                       x
For qualified higher
education expenses, or                           x
For qualified first time
home purchases up to
$10,000                                          x
After December 31, 1999
for IRS levies                                   x            x
After separation from
service if you are over
age 55 at time of
separation                                                    x
Under certain income
annuities providing for
substantially equal
payments over the
"pay-out" period                   x
(*) For SIMPLE IRA's the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.
(1) You must also be separated from service.

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning

You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

                                                                       A-PPA- 89

SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty with interest.

Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

If you have not attained age 59 1/2 at the time of purchase and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of either withdrawal feature prior to the later of (a) your attaining age 59 1/2 or (b) five years after income payments had begun, will generally also result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of income payments received in the year of the withdrawal, will generally be subject to the 10% penalty tax in addition to ordinary income tax. In addition, if you are under age 59 1/2 when such payments are received, any future payments you receive will generally be subject to the 10% penalty tax. Consult your tax adviser.

NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the contract.

* Your Non-Qualified contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

* Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

* When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest payments.


 After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.
A-PPA- 90

* Annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

* Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

DIVERSIFICATION

In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers/reallocations between investment divisions and/or transfers/reallocations from/between an investment division to/and a fixed option.

* Possible taxation as if you were the owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract holders in the investment divisions from adverse tax consequences.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your contract may limit them.

                                                                       A-PPA- 91

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified Annuity, the Code treats such a withdrawal as:

*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).

* This rule does not apply to payments made pursuant to an income pay-out option under your contract.

* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payments and then from a taxable payment of earnings.

INCOME PAYMENTS

Income payments are subject to an "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payment; and

*   A taxable payment of earnings.

The Internal Revenue Service (the "IRS") has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where reallocations are permitted between investment divisions or between an investment division and the Fixed Income Option.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature as required under Federal tax law), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the exclusion amount applicable to the year, you may generally elect the year in which to begin to apply this excess ratably over the remaining income stream.

EXERCISE OF OPTIONAL TWO YEAR WITHDRAWAL OR STANDARD WITHDRAWAL FEATURE

If your Income Annuity has been purchased with an Optional Two Year Withdrawal Feature and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will

A-PPA- 92
generally be the excess of the proceeds received over your remaining after-tax contributions.

For Non-Qualified Annuities, amounts received under the exercise of a partial withdrawal may be fully includable in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a non-taxable return of investment.

AFTER DEATH

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).


If you die before the annuity starting date, as defined under the income tax regulations, payment of your entire interest in the contract must be made within five years of the date of your death or payments must begin under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death.

If you die on or after the annuity starting date, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner, he or she may elect to continue as "owner" of the contract.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.

When the owner is not a natural person, these rules will be applied on the death (or change) of any annuitant.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the only remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

QUALIFIED ANNUITIES
INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRAs AND SEPs]

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract.

For individuals under 50, your total annual purchase payments to all your Traditional and Roth IRAs for 2004 may not exceed the lesser of $3,000 or 100% of your "compensation" as defined by the Code.

                                                                       A-PPA- 93

* Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer it to someone else.

* You can transfer your IRA proceeds to a similar IRA or certain eligible retirement plans of an employer, without incurring Federal income taxes if certain conditions are satisfied.

* IRA contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

* The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. The Deferred Annuity (and appropriate IRA tax endorsements) have been approved by the IRS as to form.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Generally:

* Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($3,000 for 2004). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.

* Beginning in 2002, individuals age 50 or older can make an additional "catch-up" contribution of $500 per year (assuming you have sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

* Purchase payments in excess of permitted amounts may be subject to a penalty tax.

* Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2.

* These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

                    In some cases, your purchase payments may be tax deductible.

A-PPA- 94

* If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2004, if you are an "active participant" in another retirement plan and if your adjusted gross income is $45,000 or less ($65,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $55,000 ($75,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the non-active participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax-free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, for Traditional IRAs, you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

Generally, for plans or arrangements other than IRAs, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

                                                                       A-PPA- 95

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.

It is not clear whether certain income payments under a variable annuity will satisfy these rules. Consult your tax advisor prior to choosing a pay-out option.

In general, new proposed regulations issued in 2002 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is the "difference between actuarial assumptions used in pricing and actual experience with respect to those assumptions; or differences between actuarial assumptions used in pricing when the annuity was purchased and actuarial assumptions used in pricing at the time the actuarial gain is determined." Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.


If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of income payments until December 31 of the year in which you would have reached age 70 1/2.


If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

 If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.

A-PPA- 96

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited to the lesser of 100% of compensation or the deductible amount under the Code ($3,000 for tax year 2004) including contributions to all your Traditional and Roth IRAs. This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). In 2004 individuals age 50 or older can make an additional "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006. You may contribute up to the annual purchase payment limit, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your income is between:

           Status                        Income
        ------------                  ------------
         Individual                 $95,000--$110,000
   Married filing jointly          $150,000--$160,000
  Married filing separately            $0--$10,000

- Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

-  You can contribute to a Roth IRA after age 70 1/2.

- If you exceed the purchase payment limits you may be subject to a tax penalty.

- If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

*   The withdrawal is made:

- At least five taxable years after your first purchase payment to a Roth IRA, and

*   The withdrawal is made:

-  On or after the date you reach age 59 1/2;

For individuals under 50, annual purchase payments to your IRAs, including Roth IRAs for 2004 may not exceed the lesser of $3,000 or 100% of your "compensation" as defined by the Code.

                                                                       A-PPA- 97

-  Upon your death or disability; or

-  For a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

* The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you are married but file separately, you may not convert an existing IRA into a Roth IRA.
A-PPA- 98

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

AFTER DEATH

Generally, when you die we must make payment of your entire interest by the December 31 of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your sole beneficiary and if your contract permits, he or she may elect to continue as "owner" of the contract.

SIMPLE IRAs AND SEPs ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRAs transfers and rollovers. Please consult your tax adviser; see the SAI for additional details.

                                                                       A-PPA- 99

TABLE OF CONTENTS FOR THE STATEMENT
OF ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     6
ADVERTISEMENT OF THE SEPARATE ACCOUNT....... .......     8
VOTING RIGHTS................... ...................    11
ERISA....................... .......................    12
TAXES....................... .......................    12
ANNUITY UNIT VALUES TABLES............ .............    24
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....   F-1
FINANCIAL STATEMENTS OF METLIFE.......... ..........  F-66


A-PPA- 100

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                                    IRA, SIMPLE IRA
                               Non-Qualified        and SEP Deferred
                               Deferred Annuities   Annuities and
                               and Income           Qualified Income
                               Annuities            Annuities(1)
California...................  2.35%                0.5%(2)
Maine........................  2.0%                 --
Nevada.......................  3.5%                 --
Puerto Rico..................  1.0%                 1.0%
South Dakota.................  1.25%                --
West Virginia................  1.0%                 1.0%
Wyoming......................  1.0%                 --

----------------

(1) PREMIUM TAX RATES APPLICABLE TO IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADING "IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES."

(2) WITH RESPECT TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

PEANUTS(C) United Feature Syndicate, Inc.
(C)2004 Metropolitan Life Insurance Company


                                                                      A-PPA- 101

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc. and Met
    Investors Series Trust

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15907-2914

                             MetLife(R)
              One Madison Avenue, New York, NY 10010-3690
                       0403-4257  PPAPROSP(0504)
             E040370ER(exp0505)MLIC-LD  Printed in USA
         @ 2004 MetLife, Inc. PEANUTS (R) United Feature Syndicate, Inc.

PROSPECTUS

                                                                       METLIFE'S
                                                      PREFERENCE PLUS(R) ACCOUNT
                                                                Variable Annuity

Your Privacy Notice is on the last page of this book                 May 1, 2004


* TAX SHELTERED ANNUITIES
* PUBLIC EMPLOYEE DEFERRED COMPENSATION
  457(b) PLANS
* KEOGH
* QUALIFIED ANNUITY PLANS UNDER SECTION
  403(d) OF THE INTERNAL REVENUE CODE                                 MetLife(R)

                                                               MAY 1, 2004

PREFERENCE PLUS(R) ACCOUNT VARIABLE DEFERRED AND INCOME ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes individual and group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities").
--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices for the Deferred
Annuity. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed
Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan
Fund"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Met Investors
Series Trust ("Met Investors Fund") and funds of the
American Funds Insurance Series ("American Funds").
For your convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


  SALOMON BROTHERS U.S. GOVERNMENT            HARRIS OAKMARK FOCUSED VALUE
  PIMCO TOTAL RETURN                          NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH BOND INCOME           FI MID CAP OPPORTUNITIES
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX       (FORMERLY JANUS MID CAP)
  SALOMON BROTHERS STRATEGIC BOND             MET/AIM MID CAP CORE EQUITY
    OPPORTUNITIES                             METLIFE MID CAP STOCK INDEX
  LORD ABBETT BOND DEBENTURE                  STATE STREET RESEARCH AGGRESSIVE GROWTH
  CALVERT SOCIAL BALANCED                     T. ROWE PRICE MID-CAP GROWTH
  MFS TOTAL RETURN                            STATE STREET RESEARCH AURORA
  STATE STREET RESEARCH DIVERSIFIED           LOOMIS SAYLES SMALL CAP
  NEUBERGER BERMAN REAL ESTATE                RUSSELL 2000(R) INDEX
  AMERICAN FUNDS GROWTH-INCOME                FRANKLIN TEMPLETON SMALL CAP GROWTH
  DAVIS VENTURE VALUE                         MET/AIM SMALL CAP GROWTH
  FI VALUE LEADERS (FORMERLY FI STRUCTURED    T. ROWE PRICE SMALL CAP GROWTH
  EQUITY)                                     SCUDDER GLOBAL EQUITY
  HARRIS OAKMARK LARGE CAP VALUE              FI INTERNATIONAL STOCK
  STATE STREET RESEARCH LARGE CAP VALUE         (FORMERLY PUTNAM INTERNATIONAL STOCK)
  METLIFE STOCK INDEX                         HARRIS OAKMARK INTERNATIONAL
  MFS INVESTORS TRUST                         MFS RESEARCH INTERNATIONAL
  STATE STREET RESEARCH INVESTMENT TRUST      MORGAN STANLEY EAFE(R) INDEX
  AMERICAN FUNDS GROWTH                       PIMCO PEA INNOVATION
  JANUS AGGRESSIVE GROWTH                       (FORMERLY PIMCO INNOVATION)
  MET/PUTNAM VOYAGER                          AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
  STATE STREET RESEARCH LARGE CAP GROWTH
  T. ROWE PRICE LARGE CAP GROWTH




HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate
Account E, which you should know before investing.
Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2004. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page B-PPA-70 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

                          [SNOOPY WITH BRIEFCASE GRAPHIC]

The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund,
American Funds and, if applicable, Calvert Fund prospectuses which are attached to the back of this prospectus. You should also read these prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.

DEFERRED
ANNUITIES
AVAILABLE:
     --  TSA
     --  PEDC
     --  Keogh
     --  403(a)

INCOME ANNUITIES
AVAILABLE:
     --  TSA
     --  PEDC
     --  Keogh
     --  403(a)

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;
     --  federally insured or guaranteed; or
     --  endorsed by any bank or other financial institution.

                                 [METLIFE LOGO]

      TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW.......................  B-PPA-4
TABLE OF EXPENSES.....................................  B-PPA-7
ACCUMULATION UNIT VALUES TABLE........................  B-PPA-13
METLIFE...............................................  B-PPA-24
METROPOLITAN LIFE SEPARATE ACCOUNT E..................  B-PPA-24
VARIABLE ANNUITIES....................................  B-PPA-24
   A Deferred Annuity.................................  B-PPA-25
   An Income Annuity..................................  B-PPA-25
YOUR INVESTMENT CHOICES...............................  B-PPA-26
DEFERRED ANNUITIES....................................  B-PPA-29
   The Deferred Annuity and Your Retirement Plan......  B-PPA-29
   Automated Investment Strategies....................  B-PPA-30
   Purchase Payments..................................  B-PPA-31
      Allocation of Purchase Payments.................  B-PPA-31
      Limits on Purchase Payments.....................  B-PPA-32
   The Value of Your Investment.......................  B-PPA-32
   Transfers..........................................  B-PPA-33
   Access to Your Money...............................  B-PPA-35
      Account Reduction Loans.........................  B-PPA-35
      Systematic Withdrawal Program for TSA Deferred
        Annuities.....................................  B-PPA-36
      Minimum Distribution............................  B-PPA-37
   Contract Fee.......................................  B-PPA-37
   Account Reduction Loan Fees........................  B-PPA-38
   Charges............................................  B-PPA-38
      Insurance-Related Charge........................  B-PPA-38
      Investment-Related Charge.......................  B-PPA-39
   Premium and Other Taxes............................  B-PPA-39
   Early Withdrawal Charges...........................  B-PPA-39
      When No Early Withdrawal Charge Applies.........  B-PPA-40
      When A Different Early Withdrawal Charge May
        Apply.........................................  B-PPA-44
   Free Look..........................................  B-PPA-45
   Death Benefit......................................  B-PPA-45
   Pay-out Options (or Income Options)................  B-PPA-46
INCOME ANNUITIES......................................  B-PPA-47
   Income Payment Types...............................  B-PPA-47
   Allocation.........................................  B-PPA-49
   Minimum Size of Your Income Payment................  B-PPA-49
   The Value of Your Income Payments..................  B-PPA-49
   Reallocations......................................  B-PPA-50


B-PPA- 2

   Contract Fee.................................................    B-PPA-52
   Charges......................................................    B-PPA-52
      Insurance-Related or Separate Account Charge..............    B-PPA-52
      Investment-Related Charge.................................    B-PPA-53
   Premium and Other Taxes......................................    B-PPA-53
   Free Look....................................................    B-PPA-54
GENERAL INFORMATION.............................................    B-PPA-54
   Administration...............................................    B-PPA-54
      Purchase Payments.........................................    B-PPA-54
      Confirming Transactions...................................    B-PPA-55
      Processing Transactions...................................    B-PPA-55
        By Telephone or Internet................................    B-PPA-55
        After Your Death........................................    B-PPA-56
        Third Party Requests....................................    B-PPA-56
        Valuation -- Suspension of Payments.....................    B-PPA-56
   Advertising Performance......................................    B-PPA-57
   Changes to Your Deferred Annuity or Income Annuity...........    B-PPA-58
   Voting Rights................................................    B-PPA-59
   Who Sells the Deferred Annuities and Income Annuities........    B-PPA-60
   Financial Statements.........................................    B-PPA-62
   Your Spouse's Rights.........................................    B-PPA-62
   When We Can Cancel Your Deferred Annuity or Income Annuity...    B-PPA-62
INCOME TAXES....................................................    B-PPA-62
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION....    B-PPA-70
APPENDIX FOR PREMIUM TAX TABLE..................................    B-PPA-71
APPENDIX II FOR TEXAS OPTIONAL RETIREMENT PROGRAM...............    B-PPA-72


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, any attached prospectuses or supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                        B-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.


ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.


CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

[SNOOPY WITH POINTER GRAPHIC]

B-PPA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 months after the Deferred Annuity is issued.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Calvert Fund, Met Investors Fund or American Funds.


METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."


METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.


SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

                                                                        B-PPA- 5

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.


YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, or, the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC contracts, "you" means the trustee. For Keogh contracts, "you" means the trustee of the Keogh plan. Under PEDC or Keogh plans where the participant or annuitant is allowed to choose among investment choices, "you" means the participant or annuitant who is giving us instructions about the investment choices.

B-PPA- 6

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND PREFERENCE PLUS INCOME ANNUITIES


    The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.
--------------------------------------------------------------------------------


CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase) (1).............................................    Up to 7%
  Exchange Fee..............................................        None
  Surrender Fee.............................................        None
  Account Reduction Loan Initiation Fee.....................      $75(2)
  Annual Account Reduction Loan Maintenance Fee (per loan
     outstanding)...........................................      $50(2)
  Income Annuity Contract Fee(3)............................        $350
  Transfer Fee..............................................        None


(1) AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
    SCHEDULE:

   DURING PURCHASE PAYMENT/CONTRACT YEAR
   1...........................................................      7%
   2...........................................................      6%
   3...........................................................      5%
   4...........................................................      4%
   5...........................................................      3%
   6...........................................................      2%
   7...........................................................      1%
   THEREAFTER..................................................      0%

  THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

(2) EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.

(3) THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY MORE THAN TWO YEARS.
--------------------------------------------------------------------------------

    The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.


Annual Contract Fee (4).........................................................................     None
Separate Account Charge (as a percentage of your average account value) (5)
  General Administrative Expenses Charge........................................................     .50%
  Mortality and Expense Risk Charge.............................................................     .75%
  Total Separate Account Annual Charge..................  Current and Maximum Guaranteed Charge:    1.25%


(4) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

(5) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME ANNUITIES.
--------------------------------------------------------------------------------

    The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value, FI Value Leaders, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, Neuberger Berman Real Estate, MFS Total Return, State Street Research Large Cap Growth, and Harris Oakmark International Portfolios, which are Class E Portfolios, and the Portfolios of the

                                       B-PPA- 7

    American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund and the American Funds fees and expenses are contained in their respective prospectuses.


                                                                MINIMUM    MAXIMUM
                                                                -------    -------
Total Annual Metropolitan Fund, Met Investors Fund, the
  Calvert Fund and American Funds Operating Expenses for the
  fiscal year ending December 31, 2003 (expenses that are
  deducted from these Funds' assets include management fees,
  distribution fees (12b-1 fees) and other expenses)........     0.31%      1.33%
After Waiver and/or Reimbursement of Expenses (6)(7)........     0.31%      1.33%



(6) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2005, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: 1.10 % FOR THE PIMCO PEA INNOVATION PORTFOLIO, 0.95% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO,
    1.10 % FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 0.75% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 1.05% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, 0.90% FOR JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.20% FOR HARRIS OAKMARK INTERNATIONAL PORTFOLIO, 0.95% FOR MET/AIM MID CAP CORE EQUITY PORTFOLIO AND 0.90% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(7) PURSUANT TO AN EXPENSE AGREEMENT, METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES, AND EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MET/PUTNAM VOYAGER PORTFOLIO                                     1.00
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO (CLASS E)        0.95
MFS INVESTORS TRUST PORTFOLIO                                    1.00


     THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO (EXCEPT FOR THE MET/PUTNAM VOYAGER PORTFOLIO) SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2005. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.


                                                                         C             A+B+C=D                          D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                 A          B     OTHER EXPENSES   TOTAL EXPENSES         E        TOTAL EXPENSES
for the fiscal year ending December 31, 2003  MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (9)      FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio................................      0.55      0.00         0.10             0.65             0.00           0.65
State Street Research Bond Income
  Portfolio (8)(11)........................      0.40      0.00         0.07             0.47             0.00           0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio................................      0.25      0.00         0.09             0.34             0.00           0.34
Salomon Brothers Strategic Bond
  Opportunities Portfolio..................      0.65      0.00         0.16             0.81             0.00           0.81
MFS Total Return Portfolio (Class E) (10)...     0.50      0.15         0.19             0.84             0.00           0.84
State Street Research Diversified
  Portfolio (8)............................      0.44      0.00         0.07             0.51             0.00           0.51
Davis Venture Value Portfolio (8)..........      0.74      0.00         0.05             0.79             0.00           0.79
FI Value Leaders Portfolio (Class
  E) (8)(10)...............................      0.67      0.15         0.07             0.89             0.00           0.89
Harris Oakmark Large Cap Value
  Portfolio (8)............................      0.74      0.00         0.09             0.83             0.00           0.83
State Street Research Large Cap Value
  Portfolio (Class E) (7)(8)(10)...........      0.70      0.15         0.35             1.20             0.10           1.10
MetLife Stock Index Portfolio..............      0.25      0.00         0.06             0.31             0.00           0.31
MFS Investors Trust Portfolio (7)(16)......      0.75      0.00         0.36             1.11             0.11           1.00
State Street Research Investment Trust
  Portfolio (8)............................      0.49      0.00         0.07             0.56             0.00           0.56


                                 B-PPA- 8

                                                                         C             A+B+C=D                          D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                 A          B     OTHER EXPENSES   TOTAL EXPENSES         E        TOTAL EXPENSES
for the fiscal year ending December 31, 2003  MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (9)      FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
Met/Putnam Voyager Portfolio (7)(8)........      0.80      0.00         0.27             1.07             0.07           1.00
State Street Research Large Cap Growth
  Portfolio (Class E) (8)(10)..............      0.73      0.15         0.07             0.95             0.00           0.95
T. Rowe Price Large Cap Growth
  Portfolio (8)............................      0.63      0.00         0.16             0.79             0.00           0.79
Harris Oakmark Focused Value
  Portfolio (8)............................      0.75      0.00         0.05             0.80             0.00           0.80
Neuberger Berman Partners Mid Cap Value
  Portfolio (8)............................      0.69      0.00         0.11             0.80             0.00           0.80
FI Mid Cap Opportunities
  Portfolio (8)(17)........................      0.69      0.00         0.08             0.77             0.00           0.77
MetLife Mid Cap Stock Index Portfolio......      0.25      0.00         0.15             0.40             0.00           0.40
State Street Research Aggressive Growth
  Portfolio (8)............................      0.73      0.00         0.08             0.81             0.00           0.81
State Street Research Aurora
  Portfolio (8)............................      0.85      0.00         0.08             0.93             0.00           0.93
Loomis Sayles Small Cap Portfolio (8)......      0.90      0.00         0.09             0.99             0.00           0.99
Russell 2000(R) Index Portfolio............      0.25      0.00         0.22             0.47             0.00           0.47
Franklin Templeton Small Cap Growth
  Portfolio (7)(8).........................      0.90      0.00         0.42             1.32             0.17           1.15
T. Rowe Price Small Cap Growth
  Portfolio (8)............................      0.52      0.00         0.11             0.63             0.00           0.63
Scudder Global Equity Portfolio (8)........      0.64      0.00         0.20             0.84             0.00           0.84
FI International Stock Portfolio (8)(18)...      0.86      0.00         0.23             1.09             0.00           1.09
Morgan Stanley EAFE(R) Index Portfolio.....      0.30      0.00         0.41             0.71             0.00           0.71


                                                                      B              A+B=C
CALVERT FUND ANNUAL EXPENSES                         A          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003         MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (12)        FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio............       0.70             0.23             0.93

                                                                  C-D=E
CALVERT FUND ANNUAL EXPENSES                                  TOTAL EXPENSES
for fiscal year ending December 31, 2003             D            AFTER
(as a percentage of average net assets) (12)   REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio............       0.00           0.93



                                                                        C             A+B+C=D                          D-E=F
MET INVESTORS FUND ANNUAL EXPENSES               A          B     OTHER EXPENSES   TOTAL EXPENSES         E        TOTAL EXPENSES
for fiscal year ending December 31, 2003     MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (9)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (19).........      0.50      0.00         0.09             0.59             0.00           0.59
Lord Abbett Bond Debenture
  Portfolio (6)(8)(11)(19)................      0.60      0.00         0.10             0.70             0.00           0.70
Neuberger Berman Real Estate (Class
  E) (6)(8)(10)(20).......................      0.70      0.15         0.41             1.26             0.21           1.05
Janus Aggressive Growth
  Portfolio (6)(8)(15)....................      0.78      0.00         0.12             0.90             0.01           0.89
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (6)(8)(10)(19)................      0.75      0.15         0.19             1.09             0.00           1.09
T. Rowe Price Mid-Cap Growth
  Portfolio (6)(14).......................      0.75      0.00         0.17             0.92             0.01           0.91
Met/AIM Small Cap Growth Portfolio (Class
  E) (6)(10)..............................      0.90      0.15         0.20             1.25             0.05           1.20
Harris Oakmark International Portfolio
  (Class E) (6)(8)(10)(13)(19)............      0.85      0.15         0.33             1.33             0.00           1.33
MFS Research International
  Portfolio (6)(8)........................      0.80      0.00         0.31             1.11             0.02           1.09
PIMCO PEA Innovation Portfolio (6)........      0.95      0.00         0.31             1.26             0.16           1.10


                                       B-PPA- 9

                                                                            C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES               A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003         MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (8)(10)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...           0.33      0.25         0.01             0.59
American Funds Growth Portfolio...                  0.37      0.25         0.02             0.64
American Funds Global Small Capitalization
  Portfolio......................                   0.80      0.25         0.03             1.08

                                                                    D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                 E        TOTAL EXPENSES
for fiscal year ending December 31, 2003            WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (8)(10)  REIMBURSEMENT  REIMBURSEMENT
-----------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...             0.00           0.59
American Funds Growth Portfolio...                    0.00           0.64
American Funds Global Small Capitalization
  Portfolio......................                     0.00           1.08


(8) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.

(9) CERTAIN METROPOLITAN FUND AND MET INVESTORS FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, MET INVESTORS FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND MET INVESTORS FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE PROSPECTUS FOR EACH FUND FOR MORE INFORMATION.

(10) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12b-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12b-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.

(11) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

(12) "OTHER EXPENSES" ARE BASED ON THE PORTFOLIO'S MOST RECENT FISCAL YEAR. THE MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR CALVERT ASSET MANAGEMENT COMPANY, INC. AND THE
     ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CALVERT.

(13) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO.

(14) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.

(15) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.


(16) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.



(17) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.


(18) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.


(19) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGERS OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGERS BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
PIMCO TOTAL RETURN PORTFOLIO                                     0.02
LORD ABBETT BOND DEBENTURE PORTFOLIO                             0.03
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.02
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.09



(20) NEUBERGER BERMAN REAL ESTATE WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2004. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIO'S EXPENSES THROUGH DECEMBER 31, 2004.


                                 B-PPA- 10

EXAMPLES

The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $906         $1,284         $1,662         $2,891
Minimum...................................................      $812         $  992         $1,148         $1,850


EXAMPLE 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                                  1             3             5              10
                                                                 YEAR         YEARS         YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum....................................................      $260         $798          $1,362         $2,891
Minimum....................................................      $159         $492          $  848         $1,850


                                      B-PPA- 11

EXAMPLE 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return;

 --   you bear the Income Annuity Contract Fee; and

 -- you purchase an Income Annuity or you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $610         $1,148         $1,712         $3,241
Minimum...................................................      $509         $  842         $1,198         $2,200


                                 B-PPA- 12

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an accumulation unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Accumulation Unit
     Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------

Salomon Brothers U.S. Government Division (h)....... 2003      $16.07            $16.14          3,166
                                                     2002       15.07             16.07          3,844
                                                     2001       14.30             15.07          1,179

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


PIMCO Total Return Division (h)..................... 2003       11.41             11.78          9,778
                                                     2002       10.55             11.41          8,941
                                                     2001       10.00             10.55          2,743

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


State Street Research Bond Income Division (c)...... 2003       23.46             24.52         15,377
                                                     2002       21.93             23.46         17,570
                                                     2001       20.49             21.93         18,441
                                                     2000       18.65             20.49         16,397
                                                     1999       19.33             18.65         18,535
                                                     1998       17.89             19.33         20,060
                                                     1997       16.49             17.89         16,307
                                                     1996       16.12             16.49         16,604
                                                     1995       13.65             16.12         15,252
                                                     1994       14.27             13.65         13,923


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value



[LUCY WITH STOCK TICKER GRAPHIC]
                                      B-PPA- 13

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Lehman Brothers(R) Aggregate Bond Index Division
  (e)............................................... 2003      $12.53            $12.83         20,045
                                                     2002       11.51             12.53         20,058
                                                     2001       10.85             11.51         17,519
                                                     2000        9.86             10.85         11,149
                                                     1999       10.12              9.86          7,735
                                                     1998       10.00             10.12            793


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division (h)...................................... 2003       17.55             19.53          2,157
                                                     2002       16.22             17.55          1,216
                                                     2001       15.37             16.22            494

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Lord Abbett Bond Debenture Division (d)............. 2003       10.65             12.57          5,372
                                                     2002       10.65             10.65          4,922
                                                     2001       10.93             10.65          5,375
                                                     2000       11.17             10.93          5,291
                                                     1999        9.60             11.17          4,708
                                                     1998       10.51              9.60          3,882
                                                     1997       10.00             10.51          2,375


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Calvert Social Balanced Division.................... 2003       21.51             25.35          1,516
                                                     2002       24.80             21.51          1,499
                                                     2001       26.99             24.80          1,564
                                                     2000       28.21             26.99          1,527
                                                     1999       25.45             28.21          1,453
                                                     1998       22.16             25.45          1,367
                                                     1997       18.68             22.16          1,181
                                                     1996       16.80             18.68            995
                                                     1995       13.11             16.80            787
                                                     1994       13.71             13.11            630


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                 B-PPA- 14

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


State Street Research Diversified Division.......... 2003      $22.81            $27.16         48,133
                                                     2002       26.81             22.81         53,831
                                                     2001       28.98             26.81         66,375
                                                     2000       29.04             28.98         75,259
                                                     1999       27.05             29.04         75,126
                                                     1998       22.89             27.05         73,897
                                                     1997       19.22             22.89         62,604
                                                     1996       17.00             19.22         52,053
                                                     1995       13.55             17.00         42,712
                                                     1994       14.15             13.55         40,962


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Growth-Income Division (h)........... 2003       70.85             92.67          1,753
                                                     2002       87.85             70.85          1,163
                                                     2001       86.74             87.85            404

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Davis Venture Value Division (a).................... 2003       22.32             28.84          2,515
                                                     2002       27.02             22.32          2,269
                                                     2001       30.79             27.02          2,072
                                                     2000       30.19             30.79            917

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


FI Value Leaders Division (f)....................... 2003       19.04             23.83            176
                                                     2002       23.06             19.04             40


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                      B-PPA- 15

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Harris Oakmark Large Cap Value Division (e)......... 2003      $ 9.83            $12.18         18,737
                                                     2002       11.60              9.83         19,479
                                                     2001        9.92             11.60         16,415
                                                     2000        8.93              9.92          4,947
                                                     1999        9.71              8.93          3,631
                                                     1998       10.00              9.71            386


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


State Street Research Large Cap Value Division
  (f)............................................... 2003        7.93             10.61            856
                                                     2002       10.00              7.93            284


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MetLife Stock Index Division........................ 2003       26.36             33.38         69,963
                                                     2002       34.37             26.36         73,961
                                                     2001       39.62             34.37         80,855
                                                     2000       44.24             39.62         83,765
                                                     1999       37.08             44.24         79,702
                                                     1998       29.28             37.08         71,204
                                                     1997       22.43             29.28         58,817
                                                     1996       18.52             22.43         43,141
                                                     1995       13.70             18.52         29,883
                                                     1994       13.71             13.70         23,458


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


MFS Investors Trust Division (h).................... 2003        6.58              7.92            848
                                                     2002        8.35              6.58            796
                                                     2001       10.06              8.35            494

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                 B-PPA- 16

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


MFS Research Managers Division (h)(i)............... 2003      $ 6.62            $ 8.11            296
                                                     2002        8.83              6.62            291
                                                     2001       11.31              8.83            164

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


State Street Research Investment Trust Division..... 2003       22.24             28.61         42,947
                                                     2002       30.49             22.24         47,435
                                                     2001       37.20             30.49         57,292
                                                     2000       40.14             37.20         62,971
                                                     1999       34.30             40.14         64,026
                                                     1998       27.10             34.30         64,053
                                                     1997       21.37             27.10         60,102
                                                     1996       17.71             21.37         49,644
                                                     1995       13.47             17.71         38,047
                                                     1994       14.10             13.47         32,563


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Growth Division (h).................. 2003       88.13            119.08          1,483
                                                     2002      118.11             88.13            925
                                                     2001      146.13            118.11            383

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Janus Aggressive Growth Division (g)(h)............. 2003        5.32              6.82          1,650
                                                     2002        7.76              5.32          1,511
                                                     2001       10.00              7.76          1,023

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                      B-PPA- 17

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Met/Putnam Voyager Division (a)..................... 2003      $ 3.47            $ 4.32          6,160
                                                     2002        4.95              3.47          5,946
                                                     2001        7.24              4.95          5,527
                                                     2000        9.82              7.24          2,555

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division (e)......... 2003        8.81             11.38         10,543
                                                     2002       11.62              8.81         10,694
                                                     2001       13.06             11.62         12,077
                                                     2000       13.29             13.06         12,475
                                                     1999       11.01             13.29          3,394
                                                     1998       10.00             11.01            407


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Harris Oakmark Focused Value Division (h)........... 2003       24.13             31.62          5,303
                                                     2002       26.80             24.13          5,044
                                                     2001       21.38             26.80          2,800

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value Division
  (e)............................................... 2003       13.56             18.29          9,002
                                                     2002       15.20             13.56          9,180
                                                     2001       15.78             15.20          9,094
                                                     2000       12.46             15.78          7,506
                                                     1999       10.73             12.46          2,438
                                                     1998       10.00             10.73            297


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                 B-PPA- 18

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


FI Mid Cap Opportunities Division (b)(j)............ 2003      $11.16            $14.83         38,331
                                                     2002       15.91             11.16         42,962
                                                     2001       25.71             15.91         52,028
                                                     2000       37.86             25.71         57,546
                                                     1999       17.19             37.86         44,078
                                                     1998       12.69             17.19         19,031
                                                     1997       10.00             12.69          7,417


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Met/AIM Mid Cap Core Equity Division (f)............ 2003        9.70             12.11            799
                                                     2002       11.41              9.70            342


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division (a)............ 2003        8.71             11.61         11,376
                                                     2002       10.36              8.71         10,596
                                                     2001       10.62             10.36          8,080
                                                     2000       10.00             10.62          5,493

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

State Street Research Aggressive Growth Division.... 2003       17.89             24.88         25,244
                                                     2002       25.42             17.89         27,179
                                                     2001       33.76             25.42         31,091
                                                     2000       37.01             33.76         33,051
                                                     1999       28.12             37.01         31,947
                                                     1998       25.05             28.12         38,975
                                                     1997       23.77             25.05         43,359
                                                     1996       22.35             23.77         43,962
                                                     1995       17.47             22.35         33,899
                                                     1994       18.03             17.47         26,890

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                      B-PPA- 19

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Division (h)........... 2003      $ 4.66            $ 6.31          3,464
                                                     2002        8.43              4.66          2,343
                                                     2001       10.00              8.43          1,519
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

State Street Research Aurora Division (a)........... 2003       10.90             16.17         18,572
                                                     2002       14.03             10.90         18,446
                                                     2001       12.25             14.03         14,487
                                                     2000       10.00             12.25          4,095
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Loomis Sayles Small Cap Division (a)................ 2003       17.81             24.00            812
                                                     2002       22.99             17.81            759
                                                     2001       25.53             22.99            654
                                                     2000       25.79             25.53            353
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Russell 2000(R) Index Division (e).................. 2003        9.49             13.69         10,958
                                                     2002       12.08              9.49         10,366
                                                     2001       12.13             12.08          9,632
                                                     2000       12.76             12.13          9,113
                                                     1999       10.53             12.76          5,395
                                                     1998       10.00             10.53            598

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth Division (h).... 2003        6.28              8.99          2,000
                                                     2002        8.81              6.28          1,420
                                                     2001       10.00              8.81            769

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                 B-PPA- 20

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Met/AIM Small Cap Growth Division (f)............... 2003      $ 8.51            $11.69            317
                                                     2002       11.25              8.51            130


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division (b)......... 2003        8.87             12.34         15,892
                                                     2002       12.25              8.87         16,729
                                                     2001       13.64             12.25         18,643
                                                     2000       15.19             13.64         19,423
                                                     1999       12.02             15.19         14,007
                                                     1998       11.76             12.02         13,119
                                                     1997       10.00             11.76          6,932


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Scudder Global Equity Division (b).................. 2003       10.26             13.22         10,017
                                                     2002       12.37             10.26         10,868
                                                     2001       14.93             12.37         12,091
                                                     2000       15.36             14.93         11,687
                                                     1999       12.43             15.36          9,323
                                                     1998       10.85             12.43          7,712
                                                     1997       10.00             10.85          4,826


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


FI International Stock Division..................... 2003       10.49             13.26         11,727
                                                     2002       12.87             10.49         13,031
                                                     2001       16.41             12.87         13,984
                                                     2000       18.49             16.41         13,980
                                                     1999       16.07             18.49         13,052
                                                     1998       13.28             16.07         14,330
                                                     1997       13.77             13.28         15,865
                                                     1996       14.19             13.77         17,780
                                                     1995       14.25             14.19         17,553
                                                     1994       13.74             14.25         16,674


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                      B-PPA- 21

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Harris Oakmark International Division (f)........... 2003      $ 8.86            $11.82            595
                                                     2002       10.61              8.86             42


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MFS Research International Division (h)............. 2003        7.63              9.96            973
                                                     2002        8.73              7.63            830
                                                     2001       10.00              8.73            409

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Morgan Stanley EAFE(R) Index Division (e)........... 2003        7.16              9.73         12,719
                                                     2002        8.69              7.16         12,545
                                                     2001       11.25              8.69         11,012
                                                     2000       13.31             11.25          8,034
                                                     1999       10.79             13.31          3,869
                                                     1998       10.00             10.79            342


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


PIMCO PEA Innovation Division (h)................... 2003        3.63              5.66          6,380
                                                     2002        7.44              3.63          2,785
                                                     2001       10.00              7.44          2,036

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Global Small Capitalization Division
  (h)............................................... 2003       10.90             16.52          2,336
                                                     2002       13.63             10.90          1,291
                                                     2001       15.83             13.63            549

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                 B-PPA- 22

(For an accumulation unit outstanding throughout the period)

----------------------------------------


(a)  Inception Date: July 5, 2000.
(b)  Inception Date: March 3, 1997.
(c) The assets of State Street Research Income Division were merged into this investment division on April 29, 2002.
     Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(d) The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002.
     Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(e)  Inception Date: November 9, 1998.
(f)  Inception date: May 1, 2002.
(g) The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003.
     Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(h)  Inception Date: May 1, 2001.
(i)  The assets in this investment division merged into the MFS
     Investors Trust Division prior to the opening of business on May 3, 2004. This investment division is no longer available under the Deferred Annuity.
(j)  The investment division with the name FI Mid Cap
     Opportunities was merged into the Janus Mid Cap Division, prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulation Unit Values history presented here is that of the Janus Mid Cap Division.


                                      B-PPA- 23

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife, was formed under laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve approximately 13 million households in the U.S. and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies have insurance operations in 10 countries serving approximately 8 million customers.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or



                                                  [SNOOPY AND WOODSTOCK GRAPHIC]
B-PPA- 24

Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

All TSA, PEDC, Keogh and 403(a) arrangements receive tax deferral under the Internal Revenue Code and/or the plan. There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.


Group Deferred Annuities and group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.


[SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
                                                                       B-PPA- 25

YOUR INVESTMENT CHOICES
The Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. If the Calvert Social Balanced Portfolio is available to you, then you will also receive a Calvert Fund prospectus. You should read the prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following
Portfolios: FI Value Leaders (formerly FI Structured Equity), Met/AIM Small Cap Growth, Harris Oakmark International, Neuberger Berman Real Estate, MFS Total Return, State Street Research Large Cap Growth, Met/AIM Mid Cap Core Equity and State Street Research Large Cap Value, which are all Class E.

Starting with the most conservative Portfolio, the investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance and income payments based upon amounts allocated to the investment divisions may go down as well as up.
                         [SNOOPY READING MENU GRAPHIC]


Salomon Brothers U.S. Government       Seeks to maximize total return
  Portfolio                            consistent with preservation of
                                       capital and maintenance of liquidity
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of
                                       capital and prudent investment
                                       management
State Street Research Bond Income      Seeks competitive total return
  Portfolio                            primarily from investing in
                                       fixed-income securities


    The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option.

The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.

   While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. B-PPA- 26

Lehman Brothers(R) Aggregate Bond      Seeks to equal the performance of the
  Index Portfolio                      Lehman Brothers Aggregate Bond Index
Salomon Brothers Strategic Bond        Seeks long-term growth of capital
  Opportunities Portfolio
Lord Abbett Bond Debenture Portfolio   Seeks to provide high current income
                                       and the opportunity for capital
                                       appreciation to produce a high total
                                       return
Calvert Social Balanced Portfolio      Seeks to achieve a competitive total
                                       return
MFS Total Return Portfolio             Seeks a favorable total return
                                       through investment in a diversified
                                       portfolio
State Street Research Diversified      Seeks high total return while
  Portfolio                            attempting to limit investment risk
                                       and preserve capital
Neuberger Berman Real Estate           Seeks total return through investment
  Portfolio                            in real estate securities,
                                       emphasizing both capital appreciation
                                       and current income
American Funds Growth-Income           Seeks capital appreciation and income
  Portfolio
Davis Venture Value Portfolio's        Seeks growth of capital
FI Value Leaders Portfolio             Seeks long-term growth of capital
Harris Oakmark Large Cap Value         Seeks long-term capital appreciation
  Portfolio
State Street Research Large Cap Value  Seeks long-term growth of capital
  Portfolio
MetLife Stock Index Portfolio          Seeks to equal the performance of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index
MFS Investors Trust Portfolio          Seeks long-term growth of capital
                                       with a secondary objective to seek
                                       reasonable current income
State Street Research Investment       Seeks long-term growth of capital and
  Trust Portfolio                      income
American Funds Growth Portfolio        Seeks capital appreciation through
                                       stocks
Janus Aggressive Growth Portfolio      Seeks long-term growth of capital
Met/Putnam Voyager Portfolio           Seeks capital appreciation
State Street Research Large Cap        Seeks long-term growth of capital
  Growth Portfolio
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital
  Portfolio                            and, secondarily, dividend income
Harris Oakmark Focused Value           Seeks long-term capital appreciation
  Portfolio
Neuberger Berman Partners Mid Cap      Seeks capital growth
  Value Portfolio
FI Mid Cap Opportunities Portfolio     Seeks long-term growth of capital
Met/AIM Mid Cap Core Equity Portfolio  Seeks long-term growth of capital
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the
                                       Standard & Poor's(R) MidCap 400
                                       Composite Stock Price Index
State Street Research Aggressive       Seeks maximum capital appreciation
  Growth Portfolio
T. Rowe Price Mid-Cap Growth           Seeks long-term growth of capital
  Portfolio
State Street Research Aurora           Seeks high total return, consisting
  Portfolio                            principally of capital appreciation
Loomis Sayles Small Cap Portfolio      Seeks long-term capital growth from
                                       investments in common stocks or other
                                       equity securities
Russell 2000(R) Index Portfolio        Seeks to equal the return of the
                                       Russell 2000 Index
Franklin Templeton Small Cap Growth    Seeks long-term growth of capital
  Portfolio
Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital
T. Rowe Price Small Cap Growth         Seeks long-term growth
  Portfolio
Scudder Global Equity Portfolio        Seeks long-term growth of capital
FI International Stock Portfolio       Seeks long-term growth of capital
Harris Oakmark International           Seeks long-term capital appreciation
  Portfolio
MFS Research International Portfolio   Seeks capital appreciation
Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the
  Portfolio                            MSCI EAFE Index
PIMCO PEA Innovation Portfolio         Seeks capital appreciation; no
                                       consideration is given to income
American Funds Global Small            Seeks capital appreciation through
  Capitalization Portfolio             stocks


                                                                       B-PPA- 27

Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Social Balanced and American Funds Portfolios are made available by the Calvert Fund and the American Funds, respectively, only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Calvert Social Balanced Portfolio pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the other expenses paid by each Portfolio, are described in the applicable prospectus and SAIs for the Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The Calvert

B-PPA- 28

Fund prospectus discusses different separate accounts of the various insurance companies that invest in the portfolios of the Calvert Fund. The risks of these arrangements are also discussed in each Fund's prospectus.

DEFERRED ANNUITIES
This Prospectus describes the following Deferred Annuities under which you can accumulate money:

    *   TSA (Tax Sheltered Annuity)

    *   PEDC (Public Employee Deferred Compensation)

    *   Keogh (Keogh plans under sec.401)

    *   403(a) (Qualified Annuity plans under sec.403(a))

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN
If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix II for specific information which applies to you.

[LINUS BUILDING SAND CASTLE GRAPHIC]

These Deferred Annuities may be either issued to you as an individual or to a group (you are then a participant under the group's Deferred Annuity).

                                                                       B-PPA- 29

AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you. These investment strategies are available to you without any additional charge. However, the investment strategies are not available to Keogh Deferred Annuities or other unallocated contracts. As with any investment program, no strategy can guarantee a gain - you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any of your earnings.

THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.


THE REBALANCER(SM): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.

                                                                  [SAFE GRAPHIC]

                                                                 [SCALE GRAPHIC]

                                                             [PIE CHART GRAPHIC]


                                                                 [GLOBE GRAPHIC]
B-PPA- 30
percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for your first Contract Year and $5,000 for each subsequent Contract Year. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.



[HOUR GLASS GRAPHIC]

You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
                                                                       B-PPA- 31

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61 (except under a PEDC Deferred Annuity).

* For Keogh, TSA, PEDC and 403(a) Deferred Annuities, if you should leave your job.

*   Receiving systematic termination payments (described later).

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

                                                             [WOODSTOCK GRAPHIC]
B-PPA- 32

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.



We have policies and procedures that attempt to detect transfer/reallocation activity that may adversely affect other contract holders or participants/annuitants or Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more contract holders or participants/annuitants (i.e., market timing). We employ various means to try to detect such transfer/reallocation activity, such as periodically examining the number of transfers/reallocations and/or the number of "round trip" transfers/reallocations into and out of particular investment divisions made by contract holders and participants/annuitants within given periods of time and/or investigating transfer/reallocation activity identified by our MetLife Designated Office or the Funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



[MARCIE WITH A CALCULATOR]
You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.
                                                                       B-PPA- 33

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders and participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the Deferred Annuity. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and investment divisions and may be more restrictive with regard to certain contracts or investment divisions than others. Accordingly, there is no assurance that we can prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants or Fund shareholders. In addition, we cannot guarantee that the Funds will not be harmed by transfer/reallocation activity related to other insurance companies and/or retirement plans that may invest in the Funds.



Our policies and procedures may result in restrictions being applied to contract holders or participants/annuitants. These restrictions may include:



* requiring you to send us by U.S. mail a signed, written request to make transfers/reallocations;



*   collecting a Fund redemption fee;



* denying a transfer/reallocation request from an authorized third party acting on behalf of multiple contract holders or participants/annuitants; and



* imposing other limitations and modifications where we determine that exercise of the ability to make transfers/reallocations may create a disadvantage to other contract holders or participants/annuitants (including, but not limited to, imposing a minimum time period between each transfer/reallocation).



If restrictions are imposed on a contract holder or participant/annuitant, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



In accordance with applicable law, we reserve the right to modify or terminate the ability to make transfers/reallocations at any time. We also reserve the right to defer or restrict the ability to make transfers/reallocations at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the Fund prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

B-PPA- 34

WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY
You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.


If you are a member of the Michigan Education Association and employed with a school district which purchased a TSA Deferred Annuity before January 15, 1996, then you must tell us the source of money from which we may take a withdrawal. This includes salary reduction, elective deferrals, direct rollovers, direct transfers or employer contributions.

ACCOUNT REDUCTION LOANS


We administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the Internal Revenue Service as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each investment division and the Fixed Interest Account in which you then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time


Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.


[CHARLIE BROWN IN MONEY JAR GRAPHIC]
                                                                       B-PPA- 35
of repayment. Loan repayments will be allocated on a pro-rata basis into the investment divisions and the Fixed Interest Account in which you then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

SYSTEMATIC WITHDRAWAL PROGRAM FOR TSA DEFERRED ANNUITIES

If we agree and if approved in your state for TSA Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

     We will withdraw your Systematic Withdrawal Program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request. Tax law generally prohibits withdrawals from TSA
                                 Deferred Annuities before you reach age 59 1/2.
  If you elect to receive payments through this program, you must either be over
     59 1/2 years old or have left your job. You are not eligible for systematic withdrawals if you have an outstanding loan.

                                          [SNOOPY AND FLYING WOODSTOCKS GRAPHIC]
B-PPA- 36

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE

There is no Separate Account annual contract fee.

* For all contracts, except the Keogh Deferred Annuity and certain TSA Deferred Annuities, you pay a $20 annual fee from the Fixed

If you would like to receive your Systematic Withdrawal Program payment by the first of the month, you should request that the payment date be the 20th of the prior month.

Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.

                                                                       B-PPA- 37

Interest Account at the end of each Contract Year, if your Account Balance is less than $10,000 and if you do not make purchase payments during the year.

* For the Keogh Deferred Annuity with individual participant recordkeeping (allocated) you pay a $20 charge applied against any amounts in the Fixed Interest Account.

* For the Keogh Deferred Annuity with no individual participant recordkeeping (unallocated), there is no contract fee.

*   There is no contract fee for certain TSA Deferred Annuities.

ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If your plan or group of which you are a participant or member permits account reduction loans, and you take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each investment division and the Fixed Interest Account in which you then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.


CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE


You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, for allocated Deferred Annuities, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).


The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit
                                                                          Value.
  MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.
B-PPA- 38

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment

[WOODSTOCK TYPING GRAPHIC]
                                                                       B-PPA- 39
division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                       During Purchase Payment/Contract Year
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

If you are a member of the Michigan Education Association and employed by a school district which purchased a TSA Deferred Annuity before January 15, 1996, then we impose the early withdrawal charge in the above table for the first seven Contract Years.

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.


  You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.

      We do not include your earnings when calculating early withdrawal charges.
        However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.

 Early withdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.

B-PPA- 40

You do not pay an early withdrawal charge:

*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If you withdraw up to 10% (20% for the unallocated Keogh and certain TSA Deferred Annuities) of your Account Balance each Contract Year. This 10% (or 20%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% (or 20%) will you have to pay early withdrawal charges. If you have a Keogh Deferred Annuity, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* Systematic Termination. For unallocated Keogh and certain TSA Deferred Annuities, and the TSA Deferred Annuity for certain Texas institutions of higher education which takes effect when the institution withdraws its endorsement of the TSA Deferred Annuity or if you retire or leave your job according to the requirements of the Texas Optional Retirement Program, you may withdraw your total Account Balance without an early withdrawal charge when the Account Balance is paid in annual installments based on the following percentages of your Account Balance for that year's withdrawal:

                                  Contract Year
         Year                     1*      2      3       4         5
         Percentage               20%    25%    33 1/3% 50%    remainder
         * Less that Contract Year's withdrawals.

[FRANKLIN WITH MAGNIFYING GLASS GRAPHIC]
                                                                       B-PPA- 41

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you begin at the beginning of the schedule listed above.

* If you are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Keogh or TSA Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974 and if your plan document defines disability, your plan's definition governs.

*   If you retire:

     -- For the Keogh, TSA and 403(a) Deferred Annuities, if there is a plan and you retire according to the requirements of the plan. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts).

     -- For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

     -- For certain TSA Deferred Annuities without a plan, if you have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts). Continuously participated means that your contract must be in existence for 10 years prior to the requested withdrawal.

     -- For the allocated Keogh Deferred Annuity, if you have continuously participated for at least 7 years.

     --   For the PEDC Deferred Annuity, if you retire.

     -- For certain TSA Deferred Annuities, if you retired before the contract was purchased (including money transferred from other investment vehicles on a tax free basis plus earnings on that money).

     -- For certain TSA Deferred Annuities, if there is a plan and you retire according to the requirements of the plan.

*   If you leave your job:

     -- For the unallocated Keogh Deferred Annuity, however if you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

B-PPA- 42

     -- For the TSA and 403(a) Deferred Annuities, only if you have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into TSA and 403(a) Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts). Continuously participated means that your contract must be in existence for 10 years prior to the requested withdrawal.

     -- For the allocated Keogh Deferred Annuity, only if you have continuously participated for at least 7 years.

     -- For PEDC, if you leave your job with the employer that bought the Deferred Annuity or the employer in whose arrangement you participate.

     -- For certain TSA Deferred Annuities, if you leave your job with the employer you had at the time you purchased this annuity.

     -- For certain TSA Deferred Annuities, if you left your job before the contract was purchased (including money transferred from other investment vehicles on a tax free basis plus earnings on that money).

* For Keogh and certain TSA Deferred Annuities, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.

* For PEDC, unallocated Keogh and certain TSA Deferred Annuities, if you suffer from an unforeseen hardship.

* For Keogh Deferred Annuities, if you make a direct transfer to another investment vehicle we have preapproved. For the unallocated Keogh Deferred Annuity, if you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

* For participants in the Teacher Retirement System of Texas who purchase contracts on or after June 1, 2002, if you have continuously participated for 10 years. Continuously participated means your contract must be in existence for 10 years prior to the requested withdrawal.

* If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

                                                                       B-PPA- 43

* If your plan or the group of which you are a participant or member permits account reduction loans, you take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY
If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                          During Purchase Payment Year
       Year                     1     2     3     4     5    6 and Beyond
       Percentage              5%    4%    3%    2%    1%         0%

*   Amounts transferred on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                                 After the Transfer
         Year                     1     2     3     4     5    6 and Beyond
         Percentage              5%    4%    3%    2%    1%         0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

                                                             [WOODSTOCK GRAPHIC]
B-PPA- 44

FREE LOOK
You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT
One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies) for TSA and 403(a) Deferred Annuities. Your beneficiary under a PEDC Deferred Annuity is the trustee or employer. Under a Keogh Deferred Annuity the death benefit is paid to the plan's trustee. If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

In each case, we deduct the amount of any outstanding loans from the death benefit.

For the allocated Keogh Deferred Annuity, your death benefit under the Deferred Annuity will be no more than your Account Balance.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. In the future, we may permit your beneficiary to have other options, other than applying the death benefit to a pay-out option or taking a lump sum cash payment.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

[MARCIE READING GRAPHIC]
There is no death benefit for the unallocated Keogh Deferred Annuity.
                                                                       B-PPA- 45

PAY-OUT OPTIONS (OR INCOME OPTIONS)
You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and outstanding loans), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in all states.

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment; and

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.

 The pay-out phase is often referred to as either "annuitizing" your contract or an income annuity.

   Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.
B-PPA- 46

INCOME ANNUITIES
Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "payout" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

*   TSA

*   PEDC

*   Keogh

*   403(a)

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES


Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.


There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.


You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.

[SNOOPY SUNBATHING GRAPHIC]
Many times the Owner and the Annuitant are the same person.
                                                                       B-PPA- 47

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.
LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected

                                                       [SNOOPY ON BEACH GRAPHIC]
When deciding how to receive income, consider:

- The amount of income
  you need;

- The amount you expect
  to receive from other
  sources;

- The growth potential of
  other investments; and


- How long you would
  like your income to last.
B-PPA- 48
when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.


LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION
You decide what portion of your income payment is allocated to each of the variable investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS


Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.


Post-tax or after-tax means that your purchase payment for your Income Annuity does not reduce your taxable income or give you a tax reduction.


[SNOOPY WITH ADDING MACHINE GRAPHIC]
                                                                       B-PPA- 49

AIR


Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount the investment experience of your chosen investment divisions exceeds the AIR and Separate Account charge (the net investment return). Likewise, your next payment will decrease to the approximate extent the investment experience of your chosen investment divisions is less than the AIR. A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.


The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

VALUATION


This is how we calculate the Annuity Unit Value for each investment division:


* First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and


*   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATIONS
You may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states

          The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.
                                                   [WOODSTOCK AND MONEY GRAPHIC]
                                                        Once you reallocate your
                                                         income payment into the
                                                         Fixed Income Option you
                                                     may not later reallocate it
                                                    into an investment division.
B-PPA- 50
you may be limited to four options (including the Fixed Interest Option).

For us to process a reallocation, you must tell us:

*   The percentage or of the income payment to be reallocated;

* The investment division (or Fixed Income Option) (and the percentages allocated to each) to which you want to reallocate; and


*   The investment division from which you want to reallocate.

We may require that you use our forms to make reallocations.




We have policies and procedures that attempt to detect transfer/reallocation activity that may adversely affect other contract holders or participants/annuitants or Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more contract holders or participants/annuitants (i.e., market timing). We employ various means to try to detect such transfer/reallocation, such as periodically examining the number of transfers/reallocations and/or the number of "round trip" transfers/reallocations into and out of particular investment divisions made by contract holders and participants/annuitants within given periods of time and/or investigating transfer/reallocation activity identified by our MetLife Designated Office or the Funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders and participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the Income Annuity. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and investment divisions and may be more restrictive with regard to certain contracts or investment divisions than others. Accordingly, there is no assurance that we can prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants or Fund shareholders. In addition, we cannot guarantee that the Funds will not be harmed by transfer/reallocation activity related to other insurance companies and/or retirement plans that may invest in the Funds.



Our policies and procedures may result in restrictions being applied to contract holders or participants/annuitants. These restrictions may include:



* requiring you to send us by U.S. mail a signed, written request to make transfers/reallocations;


                                                                       B-PPA- 51

*   collecting a Fund redemption fee;



* denying a transfer/reallocation request from an authorized third party acting on behalf of multiple contract holders or participants/annuitants; and



* imposing other limitations and modifications where we determine that exercise of the ability to make transfers/reallocations may create a disadvantage to other contract holders or participants/annuitants (including, but not limited to, imposing a minimum time period between each transfer/reallocation).



If restrictions are imposed on a contract holder or participant/annuitant, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



In accordance with applicable law, we reserve the right to modify or terminate the ability to make transfers/reallocations at any time. We also reserve the right to defer or restrict the ability to make transfers/reallocations at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the Fund prospectuses for more details.


Your reallocation request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other reallocation requests in good order will be processed our next business day.

CONTRACT FEE
A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. If you select a pay-out option under your Deferred Annuity and you purchased that Deferred Annuity at least two years ago, we will waive the contract fee.

CHARGES
There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts you have in the Separate Account. This charge pays us for

                                                        The charges you pay will
  not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.
B-PPA- 52
general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.
                                                                       B-PPA- 53

FREE LOOK
You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or
*   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the

                                                          [LUCY READING GRAPHIC]
         Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.
B-PPA- 54
fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, the trustee of the Keogh plan (if an allocated Deferred Annuity) or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS


We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.


If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values
*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the

[CHARLIE BROWN WITH LETTER GRAPHIC]

[CHARLIE BROWN ON PHONE GRAPHIC]
                                                                       B-PPA- 55
transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.


VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the

B-PPA- 56

Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date

[SNOOPY AS TOWN CRIER GRAPHIC]
All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.
                                                                       B-PPA- 57
the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will

B-PPA- 58
also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Calvert Fund, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole

                                                                       B-PPA- 59
discretion. Under the Keogh Deferred Annuities, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the Keogh Deferred Annuities, we will provide you with the number of copies of voting instruction soliciting material that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund, Calvert Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote each Portfolio's shares based on our judgment.


WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES
All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.


The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we may pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.


                                      [SNOOPY AND WOODSTOCK SHAKE HANDS GRAPHIC]
B-PPA- 60

We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities.

From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisement in their publications or enter into other such arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts with the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.


Our licensed sales representatives and their managers are eligible for various cash benefits, such as bonuses, insurance benefits and financial arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards. In addition, our licensed sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Deferred or Income Annuities. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



An investment adviser or subadviser of a Portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Portfolios. The amount of this compensation is based on a percentage of assets of the Portfolios attributable to the Deferred or Income Annuity and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50% of assets. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred or Income Annuity.


                                                                       B-PPA- 61

FINANCIAL STATEMENTS
The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS
If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000, except for the unallocated Keogh Deferred Annuity. For the unallocated Keogh Deferred Annuity we may cancel the Deferred Annuity if we do not receive purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. If we cancel a Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly.

You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular contract. The SAI has additional tax information.

For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities.

           Consult your own tax advisor about your circumstances, any recent tax developments and the impact of state income taxation.
B-PPA- 62

Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


GENERAL

Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

Because these products are intended for retirement, if you make withdrawals before age 59 1/2 you may incur a tax penalty.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:

* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

*   adding "catch-up" contributions for taxpayers age 50 and above; and

*   adding enhanced portability features.

You should consult your tax adviser regarding these changes.
Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

Simply stated, income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.

[PIGGY BANK GRAPHIC]
                                                                       B-PPA- 63

PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are different annual purchase payments limits for the annuities offered in this Prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.


WITHDRAWALS AND INCOME PAYMENTS

Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax.

If certain requirements are met, you may be able to transfer amounts in your contract to another eligible retirement plan or IRA. For PEDC contracts under a
Section 457(b) plan of a tax-exempt employer which is not a state or local government, you can only transfer such amounts to another PEDC plan.

Please consult the section for the type of annuity you purchased to determine if there are restrictions on withdrawals.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or;

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.

It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing a pay-out option.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or

   Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. B-PPA- 64 over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Please consult your tax adviser.

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes. In general this does not apply to PEDC annuities. (However it does apply to distributions from PEDC contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.)

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                          Type of Contract
                                    -----------------------------
                                    TSA         Keogh      403(a)
                                    ---         -----      ------
In a series of substantially equal
payments made annually (or more
frequently) for life or life
expectancy, after you have
separated from service               x            x          x
After you die                        x            x          x
After you become totally disabled
(as defined in the Code)             x            x          x
To pay deductible medical expenses   x            x          x
After separation from service if
you are over age 55 at time of
separation                           x            x          x
After December 31, 1999 for IRS
levies                               x            x          x

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

If you are considering using the Systematic Withdrawal Program (currently only available for TSA Deferred Annuities) or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest.

[SNOOPY WITH TAX BILL GRAPHIC]
                                                                       B-PPA- 65

Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

MANDATORY 20% WITHHOLDING (EXCEPT PEDC)

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. This rule does not apply to PEDC contracts under Section 457(b) plans of tax-exempt employers which are not state or local governments. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA, or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any amount you receive from your contract. However, it does not include distributions that are:

*   A series of substantially equal payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   Withdrawals to satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements.

You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary and if your contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

B-PPA- 66

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

TSA ANNUITIES

GENERAL

TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

WITHDRAWALS

If you are under 59 1/2, you cannot withdraw money from your contract unless the withdrawal:

* Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments).

*   Is directly transferred to other sec.403(b) arrangements;

*   Relates to amounts that are not salary reduction elective deferrals;

* Is after you die, leave your job or become disabled (as defined by the Code); or

* Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.

LOANS

If your TSA annuity permits contract loans, such loans will be made only from any Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA annuity and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your contract will indicate whether contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and contract prior to taking any loan.

You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

[WOODSTOCK GRAPHIC]
                                                                       B-PPA- 67

KEOGH ANNUITIES

GENERAL

Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans.

See the general heading under Income Taxes for a brief description of the tax rules for Keogh Annuities.

PEDC

GENERAL

PEDC plans are available to state or local governments and certain tax-exempt organizations as described in sec.457(b) and 457(e)(1) of the Code. The plans are not available for churches and qualified church-controlled organizations.

PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.

PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax.

Generally, monies in your contract can not be "made available" to you until you:

*   Reach age 70 1/2

*   Leave your job

*   Have an unforeseen emergency (as defined by the Code)

MINIMUM DISTRIBUTION

The minimum distribution rules for contracts issued for PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. Consult your tax adviser.

SPECIAL RULES

Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

B-PPA- 68

403(a)

GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the general heading under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

                                                                       B-PPA- 69

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE..........................................     1
TABLE OF CONTENTS...................................     1
INDEPENDENT AUDITORS................................     2
SERVICES............................................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES........     2
EARLY WITHDRAWAL CHARGE.............................     2
EXPERIENCE FACTOR...................................     2
VARIABLE INCOME PAYMENTS............................     2
INVESTMENT MANAGEMENT FEES..........................     6
ADVERTISEMENT OF THE SEPARATE ACCOUNT...............     8
VOTING RIGHTS.......................................    11
ERISA...............................................    12
TAXES...............................................    12
ANNUITY UNIT VALUES TABLES..........................    24
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT........   F-1
FINANCIAL STATEMENTS OF METLIFE.....................  F-66


[PEANUTS GANG GRAPHIC]

B-PPA- 70

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                          Keogh and         PEDC
                           TSA Deferred   403(a) Deferred   Deferred and
                           and Income     and Income        Income
                           Annuities      Annuities         Annuities(1)
California...............  0.5%           0.5%              2.35%
Maine....................  --             --                --
Nevada...................  --             --                --
Puerto Rico..............  1.0%           1.0%              1.0%
South Dakota.............  --             --                --
West Virginia............  1.0%           1.0%              1.0%
Wyoming..................  --             --                --

----------------

(1) PREMIUM TAX RATES APPLICABLE TO DEFERRED AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF SEC.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "KEOGH AND 403(a) DEFERRED AND INCOME ANNUITIES."

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.
(C)2004 METROPOLITAN LIFE INSURANCE COMPANY

[LUCY'S TAXES GRAPHICS]
                                                                       B-PPA- 71

APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

B-PPA- 72

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc. and Met
    Investors Series Trust

[ ] Calvert Social Balanced Portfolio

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

MetLife(R)
One Madison Avenue, New York, NY 10010-3690
0403-4177 E0404B97S(exp0405)MLIC-LD
MLR19000341001(0404) Printed in USA
(c)2004 MetLife, Inc.

                                                              MAY 1, 2004

PREFERENCE PLUS(R) ACCOUNT VARIABLE DEFERRED AND INCOME ANNUITY
CONTRACTS (THE INCOME ANNUITIES MAY ALSO BE KNOWN AS METLIFE PERSONAL INCOMEPLUS(SM) ANNUITY CONTRACTS) ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes group non-qualified and qualified Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus Account contracts (which also may be known as MetLife Personal IncomePlus) variable income annuities ("Income Annuities").
--------------------------------------------------------------------------------
You decide how to allocate your money among the various available investment choices for the Deferred
Annuities. The investment choices available are listed in the contract for your Deferred Annuity. The investment choices available to allocate your purchase payment for the Income Annuity are listed in this Prospectus. Your choices may include the Fixed
Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan
Fund"), portfolios of the Met Investors Series Trust
("Met Investors Fund") and funds of the American Funds
Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


  SALOMON BROTHERS U.S. GOVERNMENT           HARRIS OAKMARK FOCUSED VALUE
  PIMCO TOTAL RETURN                         NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH BOND INCOME          FI MID CAP OPPORTUNITIES (FORMERLY
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    JANUS MID CAP)
  SALOMON BROTHERS STRATEGIC BOND            MET/AIM MID CAP CORE EQUITY
  OPPORTUNITIES                              METLIFE MID CAP STOCK INDEX
  LORD ABBETT BOND DEBENTURE                 STATE STREET RESEARCH AGGRESSIVE GROWTH
  MFS TOTAL RETURN                           T. ROWE PRICE MID-CAP GROWTH
  STATE STREET RESEARCH DIVERSIFIED          STATE STREET RESEARCH AURORA
  NEUBERGER BERMAN REAL ESTATE               LOOMIS SAYLES SMALL CAP
  AMERICAN FUNDS GROWTH-INCOME               RUSSELL 2000(R) INDEX
  DAVIS VENTURE VALUE                        FRANKLIN TEMPLETON SMALL CAP GROWTH
  FI VALUE LEADERS                           MET/AIM SMALL CAP GROWTH
  HARRIS OAKMARK LARGE CAP VALUE             T. ROWE PRICE SMALL CAP GROWTH
  STATE STREET RESEARCH LARGE CAP VALUE      SCUDDER GLOBAL EQUITY
  METLIFE STOCK INDEX                        FI INTERNATIONAL STOCK (FORMERLY PUTNAM
  MFS INVESTORS TRUST                        INTERNATIONAL STOCK)
  STATE STREET RESEARCH INVESTMENT TRUST     HARRIS OAKMARK INTERNATIONAL
  AMERICAN FUNDS GROWTH                      MFS RESEARCH INTERNATIONAL
  JANUS AGGRESSIVE GROWTH                    MORGAN STANLEY EAFE(R) INDEX
  MET/PUTNAM VOYAGER                         PIMCO PEA INNOVATION (FORMERLY PIMCO
  STATE STREET RESEARCH LARGE CAP GROWTH     INNOVATION)
  T. ROWE PRICE LARGE CAP GROWTH             AMERICAN FUNDS GLOBAL SMALL
                                             CAPITALIZATION



HOW TO LEARN MORE:



Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, the Income Annuities and Metropolitan Life Separate
Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2004. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page C-PPA-95 of this Prospectus. To request a free copy of the SAI or to ask questions about the Deferred Annuity (including questions about annuitizing your Deferred Annuity), write or call:



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732


To request a free copy of the SAI or to ask questions about the Income Annuity, write or call:


Metropolitan Life Insurance Company

P.O. Box 740278


Atlanta, GA 30374

Toll Free Phone: (866) 438-6477

                          [SNOOPY WITH BRIEFCASE GRAPHIC]

The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and
American Funds prospectuses which are attached to the back of this Prospectus. You should also read these Prospectuses carefully before purchasing a Deferred
Annuity or Income Annuity.

DEFERRED ANNUITIES AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  Unallocated Keogh

INCOME ANNUITIES AVAILABLE:
     --  Non-Qualified
     --  Qualified

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;




     --  federally insured or guaranteed; or




     --  endorsed by any bank or other financial institution.

                                 [METLIFE LOGO]

      TABLE OF CONTENTS


IMPORTANT TERMS YOU SHOULD KNOW........... ...........  C-PPA-4
TABLE OF EXPENSES.................. ..................  C-PPA-7
ACCUMULATION UNIT VALUES TABLE............ ...........  C-PPA-13
ANNUITY UNIT VALUES TABLE.............. ..............  C-PPA-23
METLIFE....................... .......................  C-PPA-34
METROPOLITAN LIFE SEPARATE ACCOUNT E......... ........  C-PPA-34
VARIABLE ANNUITIES.................. .................  C-PPA-34
   A Deferred Annuity.................................  C-PPA-35
   An Income Annuity..................................  C-PPA-35
YOUR INVESTMENT CHOICES............... ...............  C-PPA-36
DEFERRED ANNUITIES.................. .................  C-PPA-39
   The Deferred Annuity and Your Retirement Plan......  C-PPA-39
   Automated Investment Strategies....................  C-PPA-40
   Purchase Payments..................................  C-PPA-41
      Allocation of Purchase Payments.................  C-PPA-41
      Automated Purchase Payments.....................  C-PPA-41
      Limits on Purchase Payments.....................  C-PPA-42
   The Value of Your Investment.......................  C-PPA-42
   Transfers..........................................  C-PPA-43
   Access to Your Money...............................  C-PPA-45
      Systematic Withdrawal Program...................  C-PPA-45
      Minimum Distribution............................  C-PPA-47
   Contract Fee.......................................  C-PPA-47
   Charges............................................  C-PPA-47
      Insurance-Related Charge........................  C-PPA-47
      Investment-Related Charge.......................  C-PPA-48
   Premium and Other Taxes............................  C-PPA-48
   Early Withdrawal Charges...........................  C-PPA-48
      When No Early Withdrawal Charge Applies.........  C-PPA-49
      When A Different Early Withdrawal Charge May
        Apply.........................................  C-PPA-52
   Free Look..........................................  C-PPA-53
   Death Benefit......................................  C-PPA-53
   Pay-out Options (or Income Options)................  C-PPA-54
   Minimum Size of Your Income Payment................  C-PPA-55
INCOME ANNUITIES................... ..................  C-PPA-55
   Income Payment Types...............................  C-PPA-56
   Withdrawal Option..................................  C-PPA-58
      Requesting a Withdrawal.........................  C-PPA-60


C-PPA- 2

   Death Benefit................................................  C-PPA-61
   Minimum Purchase Payment.....................................  C-PPA-61
   The Value of Your Income Payments............................  C-PPA-61
   Reallocation Privilege.......................................  C-PPA-64
   Contract Fee.................................................  C-PPA-67
   Charges......................................................  C-PPA-68
      Insurance-Related or Separate Account Charge..............  C-PPA-68
      Investment-Related Charge.................................  C-PPA-68
      Withdrawal Processing Fee.................................  C-PPA-68
   Premium and Other Taxes......................................  C-PPA-69
   Free Look....................................................  C-PPA-69
GENERAL INFORMATION...................... ......................  C-PPA-70
   Administration...............................................  C-PPA-70
      Purchase Payments.........................................  C-PPA-70
      Confirming Transactions...................................  C-PPA-70
      Processing Transactions...................................  C-PPA-71
        By Telephone or Internet................................  C-PPA-71
        After Your Death........................................  C-PPA-72
        Third Party Requests....................................  C-PPA-72
        Valuation -- Suspension of Payments.....................  C-PPA-73
   Advertising Performance......................................  C-PPA-73
   Changes to Your Deferred Annuity or Income Annuity ..........  C-PPA-75
   Voting Rights................................................  C-PPA-76
   Who Sells the Deferred Annuities and Income Annuities .......  C-PPA-77
   Financial Statements.........................................  C-PPA-78
   Your Spouse's Rights.........................................  C-PPA-78
   When We Can Cancel Your Deferred Annuity or Income Annuity...  C-PPA-78
INCOME TAXES.......................... .........................  C-PPA-79
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION......................... .........................  C-PPA-95
APPENDIX FOR PREMIUM TAX TABLE................. ................  C-PPA-96


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                        C-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW
ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ANNUITY PURCHASE RATE

The annuity purchase rate is based on the annuity income payment type you purchase (which may include a withdrawal option), assumed investment return or interest rate and your age, sex and number of payments remaining. Each time you request a reallocation between the Fixed Income Option and the investment divisions of the Separate Account or request a withdrawal (if your Income Annuity has this feature), the annuity purchase rate is reset to reflect any changes in these components. The reset annuity purchase rate represents the assumed investment return or interest rate and your age, sex and number of payments remaining as if you were purchasing the same annuity contract on the date of the reallocation or withdrawal.

ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

[SNOOPY WITH POINTER GRAPHIC]

C-PPA- 4

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. You as the participant or annuitant receive a certificate under the Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, for the unallocated Keogh Deferred Annuity depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 month period after the contract is issued.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange".

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund or American Funds.

                                                                        C-PPA- 5

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the administration of your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732 for Deferred Annuities (including requests about the pay-out phase of your Deferred Annuity) and 1-866-438-6477 for Income Annuities.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity or the participant or annuitant for whom money is invested under group arrangements. In cases where we are referring to giving instructions or making payments to us for the unallocated Keogh Deferred Annuity, "you" means the trustee of the Keogh plan.

C-PPA- 6

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND PREFERENCE PLUS (MAY ALSO BE KNOWN AS METLIFE PERSONAL INCOMEPLUS) INCOME ANNUITIES



The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES


  Sales Load Imposed on Purchase Payments...................            None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase) (1).............................................        Up to 7%
  Exchange Fee for Deferred Annuities.......................            None
  Surrender Fee for Deferred Annuities......................            None
  Withdrawal Processing Fee (2)......................$95 for each withdrawal
  Reallocation Fee (3)..................................Current Charge: None
                                              Maximum Guaranteed Charge: $30
  Transfer Fee..............................................            None


1 AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE
  PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
  SCHEDULE:

   DURING PURCHASE PAYMENT YEAR
   1...........................................................      7%
   2...........................................................      6%
   3...........................................................      5%
   4...........................................................      4%
   5...........................................................      3%
   6...........................................................      2%
   7...........................................................      1%
   THEREAFTER..................................................      0%

THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

2 SUBJECT TO METLIFE'S UNDERWRITING REQUIREMENTS, WE MAY MAKE AVAILABLE A
  WITHDRAWAL OPTION UNDER YOUR INCOME ANNUITY. IF THE WITHDRAWAL OPTION IS AVAILABLE UNDER YOUR INCOME ANNUITY, YOU CAN CHOOSE TO ADD A WITHDRAWAL OPTION THAT PERMITS YOU TO WITHDRAW AMOUNTS FROM YOUR ANNUITY. THIS OPTION IS DESCRIBED IN MORE DETAIL LATER IN THIS PROSPECTUS. CHOOSING THIS OPTION WILL TYPICALLY RESULT IN LOWER INCOME PAYMENTS THAN IF THIS FEATURE HAD NOT BEEN CHOSEN.

3 WE RESERVE THE RIGHT TO LIMIT REALLOCATIONS AS DESCRIBED LATER IN THIS
  PROSPECTUS. WE RESERVE THE RIGHT TO IMPOSE A REALLOCATION FEE. THE AMOUNT OF THIS FEE WILL BE NO GREATER THAN $30 PER REALLOCATION.
--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee for Deferred Annuities (4)..............    None
Separate Account Charge (as a percentage of your average
  account value) (5)
  General Administrative Expenses Charge....................    .20%
  Mortality and Expense Risk Charge.........................    .75%
  Total Separate Account Annual Charge... Maximum Guaranteed
     Charge:                                                    .95%

4 A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT.
  THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

5 PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL
  NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS FOR THE DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITIES. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE. THE RATE THAT APPLIES MAY BE LESS THAN THE MAXIMUM RATE, AS DESCRIBED IN MORE DETAIL LATER IN THIS PROSPECTUS. IF THE INCOME ANNUITY IS PURCHASED DIRECTLY FROM METLIFE, THE RATE THAT APPLIES ALSO MAY BE LESS THAN THE MAXIMUM RATE DEPENDING ON THE LEVEL OF DISTRIBUTION ASSISTANCE PROVIDED TO US BY YOUR EMPLOYER, ASSOCIATION OR GROUP. THE LEVELS DEPEND ON VARIOUS FACTORS PERTAINING TO THE AMOUNT OF ACCESS WE ARE GIVEN TO POTENTIAL PURCHASERS. THE RATE THAT APPLIES IS STATED IN YOUR INCOME ANNUITY.
--------------------------------------------------------------------------------

                                  C-PPA- 7

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity or the Income Annuity. All of the Portfolios listed below are Class A except for the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.


Total Annual Metropolitan Fund, Met Investors Fund and American Funds  Minimum   Maximum
  Operating Expenses for the fiscal year ending December 31, 2003
     (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees) and other
     expenses)..................................................        0.31%     1.32%
  After Waiver and/or Reimbursement of Expenses (6)(7)..........        0.31%     1.16%



6 MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS
  FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2005, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: 1.10% FOR THE PIMCO PEA INNOVATION PORTFOLIO, 0.95% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO, 1.10% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 0.75% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 0.90% FOR NEUBERGER BERMAN REAL ESTATE PORTFOLIO, 1.20% FOR HARRIS OAKMARK INTERNATIONAL PORTFOLIO, 0.95% FOR MET/AIM MID CAP CORE EQUITY PORTFOLIO, 0.90% FOR JANUS AGGRESSIVE GROWTH PORTFOLIO AND 1.05% FOR MET/AIM SMALL CAP GROWTH PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



7 PURSUANT TO AN EXPENSE AGREEMENT, METLIFE ADVISERS, LLC ("METLIFE
  ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES) AND 12B-1 PLAN FEES AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:


                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MET/PUTNAM VOYAGER PORTFOLIO                                     1.00
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
MFS INVESTORS TRUST PORTFOLIO                                    1.00
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO                  0.95

     THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO (EXCEPT FOR THE MET/PUTNAM VOYAGER PORTFOLIO) SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2005. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.

                                                                                                         B              A+B=C
                                                                                          A        OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                                                    MANAGEMENT        BEFORE       BEFORE WAIVER/
for fiscal year ending December 31, 2003 (as a percentage of average net assets)(9)     FEES       REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Portfolio...                                         0.55           0.10             0.65
State Street Research Bond Income Portfolio (8)(11)...                                0.40           0.07             0.47
Lehman Brothers(R) Aggregate Bond Index Portfolio...                                  0.25           0.09             0.34
Salomon Brothers Strategic Bond Opportunities Portfolio...                            0.65           0.16             0.81
MFS Total Return Portfolio...                                                         0.50           0.19             0.69
State Street Research Diversified Portfolio (8)...                                    0.44           0.07             0.51
Davis Venture Value Portfolio (8)...                                                  0.74           0.05             0.79
FI Value Leaders Portfolio (8)...                                                     0.67           0.07             0.74
Harris Oakmark Large Cap Value Portfolio (8)...                                       0.74           0.09             0.83
State Street Research Large Cap Value Portfolio (7)(8)...                             0.70           0.35             1.05
MetLife Stock Index Portfolio...                                                      0.25           0.06             0.31
MFS Investors Trust Portfolio (7)(14)...                                              0.75           0.36             1.11
State Street Research Investment Trust Portfolio (8)...                               0.49           0.07             0.56
Met/Putnam Voyager Portfolio (7)(8)...                                                0.80           0.27             1.07
State Street Research Large Cap Growth Portfolio (8)...                               0.73           0.07             0.80
T. Rowe Price Large Cap Growth Portfolio (8)...                                       0.63           0.16             0.79
Harris Oakmark Focused Value Portfolio (8)...                                         0.75           0.05             0.80

                                                                                                        C-D=E
                                                                                           D        TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                                                       WAIVER/     AFTER WAIVER/
for fiscal year ending December 31, 2003 (as a percentage of average net assets)(9)  REIMBURSEMENT  REIMBURSEMENT
-----------------------------------------------------------------------------------  -----------------------------
Salomon Brothers U.S. Government Portfolio...                                          0.00           0.65
State Street Research Bond Income Portfolio (8)(11)...                                 0.00           0.47
Lehman Brothers(R) Aggregate Bond Index Portfolio...                                   0.00           0.34
Salomon Brothers Strategic Bond Opportunities Portfolio...                             0.00           0.81
MFS Total Return Portfolio...                                                          0.00           0.69
State Street Research Diversified Portfolio (8)...                                     0.00           0.51
Davis Venture Value Portfolio (8)...                                                   0.00           0.79
FI Value Leaders Portfolio (8)...                                                      0.00           0.74
Harris Oakmark Large Cap Value Portfolio (8)...                                        0.00           0.83
State Street Research Large Cap Value Portfolio (7)(8)...                              0.10           0.95
MetLife Stock Index Portfolio...                                                       0.00           0.31
MFS Investors Trust Portfolio (7)(14)...                                               0.11           1.00
State Street Research Investment Trust Portfolio (8)...                                0.00           0.56
Met/Putnam Voyager Portfolio (7)(8)...                                                 0.07           1.00
State Street Research Large Cap Growth Portfolio (8)...                                0.00           0.80
T. Rowe Price Large Cap Growth Portfolio (8)...                                        0.00           0.79
Harris Oakmark Focused Value Portfolio (8)...                                          0.00           0.80


                                      C-PPA- 8

METROPOLITAN FUND ANNUAL EXPENSES
                                                                B              A+B=C
                                                 A        OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003    MANAGEMENT        BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)(9)     FEES       REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------
Neuberger Berman Partners Mid Cap Value
  Portfolio (8)......................        0.69           0.11             0.80
FI Mid Cap Opportunities
  Portfolio (8)(15)..................        0.69           0.08             0.77
MetLife Mid Cap Stock Index Portfolio...     0.25           0.15             0.40
State Street Research Aggressive Growth
  Portfolio (8)......................        0.73           0.08             0.81
State Street Research Aurora
  Portfolio (8)......................        0.85           0.08             0.93
Loomis Sayles Small Cap Portfolio (8)...     0.90           0.09             0.99
Russell 2000(R) Index Portfolio......        0.25           0.22             0.47
Franklin Templeton Small Cap Growth
  Portfolio (7)(8)...................        0.90           0.42             1.32
T. Rowe Price Small Cap Growth
  Portfolio (8)......................        0.52           0.11             0.63
Scudder Global Equity Portfolio (8)...       0.64           0.20             0.84
FI International Stock
  Portfolio (8)(16)..................        0.86           0.23             1.09
Morgan Stanley EAFE(R) Index Portfolio...    0.30           0.41             0.71

METROPOLITAN FUND ANNUAL EXPENSES
                                                               C-D=E
                                                  D        TOTAL EXPENSES
for fiscal year ending December 31, 2003       WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(9)  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------  -----------------------------
Neuberger Berman Partners Mid Cap Value
  Portfolio (8)......................         0.00           0.80
FI Mid Cap Opportunities
  Portfolio (8)(15)..................         0.00           0.77
MetLife Mid Cap Stock Index Portfolio...      0.00           0.40
State Street Research Aggressive Growth
  Portfolio (8)......................         0.00           0.81
State Street Research Aurora
  Portfolio (8)......................         0.00           0.93
Loomis Sayles Small Cap Portfolio (8)...      0.00           0.99
Russell 2000(R) Index Portfolio......         0.00           0.47
Franklin Templeton Small Cap Growth
  Portfolio (7)(8)...................         0.17           1.15
T. Rowe Price Small Cap Growth
  Portfolio (8)......................         0.00           0.63
Scudder Global Equity Portfolio (8)...        0.00           0.84
FI International Stock
  Portfolio (8)(16)..................         0.00           1.09
Morgan Stanley EAFE(R) Index Portfolio...     0.00           0.71


MET INVESTORS FUND ANNUAL EXPENSES
                                                                B              A+B=C
                                                 A        OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003    MANAGEMENT        BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)(9)     FEES       REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (17)...         0.50           0.09             0.59
Lord Abbett Bond Debenture
  Portfolio (6)(8)(11)(17)..........         0.60           0.10             0.70
Neuberger Berman Real Estate
  Portfolio (6)(8)(18)..............         0.70           0.41             1.11
Janus Aggressive Growth
  Portfolio (6)(8)(13)..............         0.78           0.12             0.90
Met/AIM Mid Cap Core Equity (6)(8)...        0.75           0.21             0.96
T. Rowe Price Mid-Cap Growth
  Portfolio (6)(12).................         0.75           0.17             0.92
Met/AIM Small Cap Growth Portfolio (6)...    0.90           0.26             1.16
Harris Oakmark International
  Portfolio (6)(8)..................         0.85           0.36             1.21
MFS Research International
  Portfolio (6)(8)..................         0.80           0.31             1.11
PIMCO PEA Innovation Portfolio (6)...        0.95           0.31             1.26

MET INVESTORS FUND ANNUAL EXPENSES
                                                               C-D=E
                                                  D        TOTAL EXPENSES
for fiscal year ending December 31, 2003       WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(9)  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (17)...          0.00           0.59
Lord Abbett Bond Debenture
  Portfolio (6)(8)(11)(17)..........          0.00           0.70
Neuberger Berman Real Estate
  Portfolio (6)(8)(18)..............          0.21           0.90
Janus Aggressive Growth
  Portfolio (6)(8)(13)..............          0.01           0.89
Met/AIM Mid Cap Core Equity (6)(8)...         0.03           0.93
T. Rowe Price Mid-Cap Growth
  Portfolio (6)(12).................          0.01           0.91
Met/AIM Small Cap Growth Portfolio (6)...     0.12           1.04
Harris Oakmark International
  Portfolio (6)(8)..................          0.05           1.16
MFS Research International
  Portfolio (6)(8)..................          0.02           1.09
PIMCO PEA Innovation Portfolio (6)...         0.16           1.10



AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES               A          B
for fiscal year ending December 31, 2003         MANAGEMENT   12b-1
(as a percentage of average net assets) (8)(10)     FEES      FEES
-------------------------------------------------------------------
American Funds Growth-Income Portfolio...         0.33        0.25
American Funds Growth Portfolio...                0.37        0.25
American Funds Global Small Capitalization
  Portfolio.......................                0.80        0.25

                                                       C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES           OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003             BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (8)(10)  REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------  -------------------------------
American Funds Growth-Income Portfolio...          0.01             0.59
American Funds Growth Portfolio...                 0.02             0.64
American Funds Global Small Capitalization
  Portfolio.......................                 0.03             1.08

                                                                    D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                 E        TOTAL EXPENSES
for fiscal year ending December 31, 2003            WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (8)(10)  REIMBURSEMENT  REIMBURSEMENT
-----------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...          0.00           0.59
American Funds Growth Portfolio...                 0.00           0.64
American Funds Global Small Capitalization
  Portfolio.......................                 0.00           1.08


8 EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO
  CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.

9 CERTAIN METROPOLITAN FUND AND MET INVESTORS FUND SUB-INVESTMENT
  MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, MET INVESTORS FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND MET INVESTORS FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE PROSPECTUS FOR EACH FUND FOR MORE INFORMATION.

                                  C-PPA- 9

10 THE AMERICAN FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1
   OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN THE FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS 2 SHARES OF THE AMERICAN FUNDS.
11 ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE
   METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

12 ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
   SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.

13 ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN
   FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.


14 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH
   MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.



15 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP
   OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.


16 ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY BECAME
   THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK
   PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK
   PORTFOLIO.


17 FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGERS OF
   THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGERS BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
PIMCO TOTAL RETURN PORTFOLIO                                     0.02
LORD ABBETT BOND DEBENTURE PORTFOLIO                             0.03



18 NEUBERGER BERMAN REAL ESTATE PORTFOLIO WILL BEGIN OPERATION ON OR ABOUT MAY
   1, 2004. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIO'S EXPENSES THROUGH DECEMBER 31, 2004.


EXAMPLES



The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1.

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;


     -- your Deferred Annuity permits you to withdraw 10% of your Account Balance free from early withdrawal charges each Contract Year;


     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;


     --   there is a maximum Separate Account Charge of 0.95%;


     --   the underlying Portfolio earns a 5% annual return; and

     -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $878         $1,199         $1,512         $2,594
Minimum...................................................      $784         $  899         $  991         $1,518


                                      C-PPA- 10

EXAMPLE 2.



This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.



ASSUMPTIONS:



     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);



     --   reimbursement and/or waiver of expenses was not in effect;



     -- your Deferred Annuity permits you to withdraw 20% of your Account Balance free from early withdrawal charges each Contract year;



     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;



     --   there is a Maximum Separate Account Charge of 0.95%;



     --   the underlying Portfolio earns a 5% annual return; and



     -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.



                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $808         $1,149         $1,494         $2,594
Minimum...................................................      $714         $  857         $  990         $1,518



EXAMPLE 3.


This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   there is a maximum Separate Account Charge of 0.95%;

     --   the underlying Portfolio earns a 5% annual return; and

     -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                                  1             3             5              10
                                                                 YEAR         YEARS         YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum....................................................      $230         $708          $1,212         $2,594
Minimum....................................................      $128         $399          $  691         $1,518


                                 C-PPA- 11

EXAMPLE 4.


This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for an Income Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     --   there was no allocation to the Fixed Income Option;

     --   reimbursement and/or waiver of expenses was not in effect;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   there is a maximum Separate Account Charge of 0.95%;

     --   no withdrawals have been taken;


     --   the underlying Portfolio earns a 5% annual return; and



     --   the AIR is 3%



                                                                  1             3             5              10
                                                                 YEAR         YEARS         YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum....................................................      $223         $638          $1,013         $1,757
Minimum....................................................      $124         $359          $  576         $1,021


                                      C-PPA- 12

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an accumulation unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Accumulation Unit
     Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------

Salomon Brothers U.S. Government Division
  (e)......................................... 2003      $ 16.46          $ 16.58             44
                                               2002        15.40            16.46             34
                                               2001        14.56            15.40             32

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


PIMCO Total Return Division (e)............... 2003        11.47            11.88            119
                                               2002        10.57            11.47             49
                                               2001        10.00            10.57             11

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


State Street Research Bond Income Division
  (c)......................................... 2003        43.61            45.73            127
                                               2002        40.64            43.61            100
                                               2001        37.87            40.64             98
                                               2000        34.38            37.87            106
                                               1999        35.52            34.38            114
                                               1998        32.77            35.52            161
                                               1997        30.13            32.77            139
                                               1996        29.36            30.13            128
                                               1995        24.79            29.36            123
                                               1994        25.83            24.79            125


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


[LUCY WITH STOCK TICKER GRAPHIC]

                                 C-PPA- 13

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Lehman Brothers(R) Aggregate Bond Division
  (d)......................................... 2003      $ 12.69          $ 13.02            164
                                               2002        11.62            12.69            131
                                               2001        10.92            11.62            134
                                               2000         9.89            10.92             65
                                               1999        10.12             9.89             61
                                               1998        10.00            10.12             11


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division (e)................................ 2003        17.99            20.06             16
                                               2002        16.56            17.99              9
                                               2001        15.65            16.56              2

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Lord Abbett Bond Debenture Division (b)(f).... 2003        10.84            12.83             41
                                               2002        10.80            10.84             19
                                               2001        11.05            10.80             38
                                               2000        11.26            11.05             33
                                               1999         9.65            11.26             35
                                               1998        10.53             9.65             33
                                               1997        10.00            10.53             15


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


State Street Research Diversified Division.... 2003        33.95            40.55            403
                                               2002        39.79            33.95            278
                                               2001        42.89            39.79            295
                                               2000        42.85            42.89            354
                                               1999        39.79            42.85            365
                                               1998        33.57            39.79            415
                                               1997        28.11            33.57            390
                                               1996        24.78            28.11            371
                                               1995        19.69            24.78            346
                                               1994        20.51            19.69            341


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                      C-PPA- 14

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


American Funds Growth-Income Division (e)..... 2003      $ 74.94          $ 98.30             13
                                               2002        92.64            74.94              4
                                               2001        91.20            92.64              1

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Davis Venture Value Division (a).............. 2003        22.86            29.64             35
                                               2002        27.60            22.86             19
                                               2001        31.36            27.60             17
                                               2000        30.70            31.36              4

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division (d)... 2003         9.95            12.37            152
                                               2002        11.70             9.95             92
                                               2001         9.98            11.70            100
                                               2000         8.96             9.98             12
                                               1999         9.72             8.96             15
                                               1998        10.00             9.72              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                 C-PPA- 15

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


MetLife Stock Index Division.................. 2003      $ 29.70          $ 37.72          1,160
                                               2002        38.60            29.70            702
                                               2001        44.36            38.60            706
                                               2000        49.39            44.36            793
                                               1999        41.28            49.39            733
                                               1998        32.50            41.28            748
                                               1997        24.83            32.50            701
                                               1996        20.44            24.83            629
                                               1995        15.07            20.44            518
                                               1994        15.04            15.07            432


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


MFS Investors Trust Division (e).............. 2003         6.65             8.03              7
                                               2002         8.42             6.65              3
                                               2001        10.11             8.42              2

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


MFS Research Managers Division (e)(i)......... 2003         6.69             8.22              2
                                               2002         8.90             6.69              2
                                               2001        11.36             8.90              0

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                      C-PPA- 16

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
State Street Research Investment Trust
  Division.................................... 2003      $ 49.99          $ 64.50            464
                                               2002        68.31            49.99            309
                                               2001        83.10            68.31            327
                                               2000        89.41            83.10            396
                                               1999        76.19            89.41            399
                                               1998        60.00            76.19            445
                                               1997        47.19            60.00            443
                                               1996        38.99            47.19            402
                                               1995        29.57            38.99            334
                                               1994        30.85            29.57            296


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Growth Division (e)............ 2003        93.21           126.32             17
                                               2002       124.56            93.21              3
                                               2001       153.64           124.56              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Janus Aggressive Growth Division (e)(h)....... 2003         5.34             6.88             40
                                               2002         7.77             5.34             11
                                               2001        10.00             7.77              8


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Met/Putnam Voyager Division (a)............... 2003         3.50             4.37            106
                                               2002         4.97             3.50             22
                                               2001         7.25             4.97             36
                                               2000         9.82             7.25              5

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                 C-PPA- 17

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------

T. Rowe Price Large Cap Growth Division (d)... 2003      $  8.92          $ 11.56            135
                                               2002        11.73             8.92             54
                                               2001        13.14            11.73             58
                                               2000        13.33            13.14             78
                                               1999        11.01            13.33             29
                                               1998        10.00            11.01              3


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Harris Oakmark Focused Value Division (e)..... 2003        24.83            32.63             56
                                               2002        27.50            24.83             33
                                               2001        21.87            27.50             24

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value
  Division (d)................................ 2003        13.73            18.57            116
                                               2002        15.34            13.73             76
                                               2001        15.88            15.34             41
                                               2000        12.50            15.88             33
                                               1999        10.73            12.50              8
                                               1998        10.00            10.73              5


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

FI Mid Cap Opportunities Division (b)(j)...... 2003        11.36            15.14            539
                                               2002        16.14            11.36            177
                                               2001        26.00            16.14            211
                                               2000        38.18            26.00            294
                                               1999        17.29            38.18            239
                                               1998        12.72            17.29            100
                                               1997        10.00            12.72             54

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                      C-PPA- 18

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------

MetLife Mid Cap Stock Index Division (a)...... 2003      $  8.78          $ 11.73            114
                                               2002        10.41             8.78             96
                                               2001        10.64            10.41             63
                                               2000        10.00            10.64             20

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


State Street Research Aggressive Growth
  Division.................................... 2003        27.57            38.45            413
                                               2002        39.05            27.57            227
                                               2001        51.71            39.05            238
                                               2000        56.52            51.71            266
                                               1999        42.82            56.52            265
                                               1998        38.02            42.82            321
                                               1997        35.98            38.02            340
                                               1996        33.72            35.98            341
                                               1995        26.29            33.72            254
                                               1994        27.05            26.29            189


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


T. Rowe Price Mid-Cap Growth Division (e)..... 2003         4.68             6.36             52
                                               2002         8.44             4.68              5
                                               2001        10.00             8.44              5

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


State Street Research Aurora Division (a)..... 2003        10.98            16.34            184

                                               2002        14.09            10.98            122

                                               2001        12.27            14.09             91

                                               2000        10.00            12.27             30


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


                                 C-PPA- 19

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Loomis Sayles Small Cap Division (a).......... 2003      $ 18.27          $ 24.70             11

                                               2002        23.52            18.27              5

                                               2001        26.04            23.52              7

                                               2000        26.26            26.04              3


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Russell 2000(R) Index Division (d)............ 2003         9.61            13.90            141

                                               2002        12.19             9.61             51

                                               2001        12.20            12.19             48

                                               2000        12.81            12.20             59

                                               1999        10.53            12.81             37

                                               1998        10.00            10.53             16


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth Division
  (e)......................................... 2003         6.31             9.06             24

                                               2002         8.82             6.31             15

                                               2001        10.00             8.82              7


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division (b)... 2003         9.03            12.60            239

                                               2002        12.43             9.03            105

                                               2001        13.79            12.43             98

                                               2000        15.32            13.79            110

                                               1999        12.08            15.32             75

                                               1998        11.79            12.08             94

                                               1997        10.00            11.79             85


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


          Year End Accumulation Unit Value


                                      C-PPA- 20

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Scudder Global Equity Division (b)............ 2003      $ 10.44          $ 13.49            115
                                               2002        12.55            10.44             39
                                               2001        15.10            12.55             50
                                               2000        15.49            15.10             64
                                               1999        12.49            15.49             64
                                               1998        10.88            12.49             88
                                               1997        10.00            10.88             62


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


FI International Stock Division............... 2003        10.85            13.76            328
                                               2002        13.28            10.85            228
                                               2001        16.88            13.28            262
                                               2000        18.96            16.88            284
                                               1999        16.43            18.96            272
                                               1998        13.54            16.43            318
                                               1997        13.99            13.54            324
                                               1996        14.38            13.99            368
                                               1995        14.40            14.38            396
                                               1994        13.84            14.40            446


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

MFS Research International Division (e)....... 2003         7.67            10.04             12
                                               2002         8.75             7.67              2
                                               2001        10.00             8.75              1

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Morgan Stanley EAFE(R) Index Division (d)..... 2003         7.25             9.88            145
                                               2002         8.77             7.25             80
                                               2001        11.32             8.77             78
                                               2000        13.36            11.32             63
                                               1999        10.80            13.36             50
                                               1998        10.00            10.80             13


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


                                 C-PPA- 21

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


PIMCO PEA Innovation Division (e)............. 2003      $  3.65          $  5.71             58
                                               2002         7.46             3.65             13
                                               2001        10.00             7.46              5


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Global Small Capitalization
  Division.................................... 2003        11.05            16.80             23
                                               2002        13.78            11.05              3
                                               2001        15.96            13.78              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


----------------------------------------
(a)  Inception Date: July 5, 2000.

(b)  Inception Date: March 3, 1997.

(c) The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.

(d)  Inception Date: November 9, 1998.

(e)  Inception Date: May 1, 2001.

(f) The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.

(g)  Inception date: May 1, 2002.

(h) The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.


(i) The assets in this investment division merged into the MFS Investors Trust Division prior to the opening of business on May 3, 2004. This investment division is no longer available under the Deferred Annuity.



(j) The investment division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulation Unit Values history presented her is that of the Janus Mid Cap Division.


                                      C-PPA- 22

 ANNUITY UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an annuity unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Annuity Unit Values for each investment division from the inception date of the Income Annuity (October 27, 2003) to year end for two variations of the Income Annuity. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table and charts show the Income Annuity with the maximum guaranteed Separate Account charge of .95% and an AIR of 3% and the second table and charts show the Income Annuity with the maximum Separate Account charge of .95% with an AIR of 6%. Tables with annuity unit values for Income Annuities with Separate Account charges other than the maximum and other AIRs appears in the SAI, which is available upon request without charge by calling 1-866-438-6477.


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE I AND BAR CHART I (3% AIR)                     YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Salomon Brothers U.S. Government Division........... 2003   $10.00          $10.03             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


PIMCO Total Return Division......................... 2003    10.00           10.07             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Bond Income Division.......... 2003    10.00           10.08             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Lehman Brothers(R) Aggregate Bond Division.......... 2003    10.00           10.05             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division.......................................... 2003     9.99           10.15             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


                                 C-PPA- 23

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE I AND BAR CHART I (3% AIR)                     YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Lord Abbett Bond Debenture Division................. 2003   $ 9.95          $10.28             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Diversified Division.......... 2003     9.87           10.34             0

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


American Funds Growth-Income Division............... 2003     9.81           10.58             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Davis Venture Value Division........................ 2003     9.84           10.66             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Harris Oakmark Large Cap Value Division............. 2003     9.88           10.58             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


MetLife Stock Index Division........................ 2003     9.82           10.54             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


MFS Investors Trust Division........................ 2003     9.88           10.52             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


                                      C-PPA- 24

(For an annuity unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE I AND BAR CHART I (3% AIR)                     YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


MFS Research Managers Division...................... 2003   $ 9.82          $10.50             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Investment Trust Division..... 2003     9.79           10.49             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


American Funds Growth Division...................... 2003     9.80           10.41             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Janus Aggressive Growth Division.................... 2003     9.78           10.35             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Met/Putnam Voyager Division......................... 2003     9.82           10.21             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


T. Rowe Price Large Cap Growth Division............. 2003     9.82           10.58             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Harris Oakmark Focused Value Division............... 2003     9.86           10.81             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value

                                 C-PPA- 25

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE I AND BAR CHART I (3% AIR)                     YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Neuberger Berman Partners Mid Cap Value Division.... 2003   $ 9.82          $10.61             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


FI Mid Cap Opportunities Division................... 2003     9.80           10.27             0

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


MetLife Mid Cap Stock Index Division................ 2003     9.79           10.44             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Aggressive Growth Division.... 2003     9.73           10.26             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


T. Rowe Price Mid-Cap Growth Division............... 2003     9.73           10.36             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Aurora Division............... 2003     9.70           10.91             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Loomis Sayles Small Cap Division.................... 2003     9.76           10.19             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


                                      C-PPA- 26

(For an annuity unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE I AND BAR CHART I (3% AIR)                     YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Russell 2000(R) Index Division...................... 2003   $ 9.76          $10.49             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Franklin Templeton Small Cap Growth Division........ 2003     9.60           10.42             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


T. Rowe Price Small Cap Growth Division............. 2003     9.74           10.27             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Scudder Global Equity Division...................... 2003     9.94           10.79             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


FI International Stock Division..................... 2003    10.00           10.81             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


MFS Research International Division................. 2003     9.98           10.90             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Morgan Stanley EAFE(R) Index Division............... 2003     9.95           10.93             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value

                                 C-PPA- 27

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE I AND BAR CHART I (3% AIR)                     YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


PIMCO PEA Innovation Division....................... 2003   $ 9.57          $10.02             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


American Funds Global Small Capitalization
  Division.......................................... 2003     9.71           10.41             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


                                      C-PPA- 28

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE II AND BAR CHART II (6% AIR)                   YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Salomon Brothers U.S. Government Division........... 2003   $10.01          $ 9.98             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


PIMCO Total Return Division......................... 2003    10.01           10.02             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Bond Income Division.......... 2003    10.01           10.03             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Lehman Brothers(R) Aggregate Bond Division.......... 2003    10.00           10.00             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division.......................................... 2003     9.99           10.10             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Lord Abbett Bond Debenture Division................. 2003     9.95           10.23             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Diversified Division.......... 2003     9.88           10.29             0

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


                                 C-PPA- 29

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE II AND BAR CHART II (6% AIR)                   YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


American Funds Growth-Income Division............... 2003   $ 9.81          $10.53             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Davis Venture Value Division........................ 2003     9.84           10.61             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Harris Oakmark Large Cap Value Division............. 2003     9.88           10.52             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value

MetLife Stock Index Division........................ 2003     9.82           10.49             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


MFS Investors Trust Division........................ 2003     9.88           10.47             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


MFS Research Managers Division...................... 2003     9.82           10.45             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value

State Street Research Investment Trust Division..... 2003     9.80           10.44             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


American Funds Growth Division...................... 2003     9.80           10.36             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


                                      C-PPA- 30

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE II AND BAR CHART II (6% AIR)                   YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Janus Aggressive Growth Division.................... 2003   $ 9.79          $10.30             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Met/Putnam Voyager Division......................... 2003     9.83           10.16             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


T. Rowe Price Large Cap Growth Division............. 2003     9.82           10.53             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Harris Oakmark Focused Value Division............... 2003     9.86           10.75             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Neuberger Berman Partners Mid Cap Value Division.... 2003     9.82           10.56             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value

FI Mid Cap Opportunities Division................... 2003     9.80           10.22             0

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


MetLife Mid Cap Stock Index Division................ 2003     9.80           10.39             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


                                 C-PPA- 31

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE II AND BAR CHART II (6% AIR)                   YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


State Street Research Aggressive Growth Division.... 2003   $ 9.74          $10.21             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


T. Rowe Price Mid-Cap Growth Division............... 2003     9.73           10.31             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Aurora Division............... 2003     9.70           10.86             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Loomis Sayles Small Cap Division.................... 2003     9.77           10.14             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Russell 2000(R) Index Division...................... 2003     9.76           10.44             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Franklin Templeton Small Cap Growth Division........ 2003     9.60           10.37             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


T. Rowe Price Small Cap Growth Division............. 2003     9.75           10.22             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


                                      C-PPA- 32

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE II AND BAR CHART II (6% AIR)                   YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Scudder Global Equity Division...................... 2003   $ 9.94          $10.74             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


FI International Stock Division..................... 2003    10.01           10.76             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


MFS Research International Division................. 2003     9.99           10.85             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


Morgan Stanley EAFE(R) Index Division............... 2003     9.95           10.88             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


PIMCO PEA Innovation Division....................... 2003     9.57            9.97             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


American Funds Global Small Capitalization
  Division.......................................... 2003     9.72           10.36             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

               Year End Annuity Unit Value


                                 C-PPA- 33

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve approximately 13 million households in the U.S. and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies have insurance operations in 10 countries serving approximately 8 million customers.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Deferred and Income Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the

                                                  [SNOOPY AND WOODSTOCK PICTURE]
C-PPA- 34
investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life or the death benefit.

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.

[SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]

The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to an employer, association, trust or other group for its employees, members or participants.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.

                                                                       C-PPA- 35

YOUR INVESTMENT CHOICES
The Metropolitan Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds Portfolios, which are Class 2.

Starting with the most conservative Portfolio, the investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

                         [SNOOPY READING MENU GRAPHIC]


Salomon Brothers U.S. Government       Seeks to maximize total return
Portfolio                              consistent with preservation of
                                       capital and maintenance of liquidity
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of
                                       capital and prudent investment
                                       management
State Street Research Bond Income      Seeks competitive total return
  Portfolio                            primarily from investing in
                                       fixed-income securities
Lehman Brothers(R) Aggregate Bond      Seeks to equal the performance of the
  Index Portfolio                      Lehman Brothers Aggregate Bond Index
Salomon Brothers Strategic Bond        Seeks long-term growth of capital
  Opportunities Portfolio


The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.
    The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option.
   While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. C-PPA- 36

Lord Abbett Bond Debenture Portfolio   Seeks to provide high current income
                                       and the opportunity for capital
                                       appreciation to produce a high total
                                       return
MFS Total Return Portfolio             Seeks a favorable total return
                                       through investment in a diversified
                                       portfolio
State Street Research Diversified      Seeks high total return while
  Portfolio                            attempting to limit investment risk
                                       and preserve capital
Neuberger Berman Real Estate           Seeks total return through investment
  Portfolio                            in real estate securities,
                                       emphasizing both capital appreciation
                                       and current income
American Funds Growth-Income           Seeks capital appreciation and income
  Portfolio
Davis Venture Value Portfolio          Seeks growth of capital
FI Value Leaders Portfolio             Seeks long-term growth of capital
Harris Oakmark Large Cap Value         Seeks long-term capital appreciation
  Portfolio
State Street Research Large Cap Value  Seeks long-term growth of capital
  Portfolio
MetLife Stock Index Portfolio          Seeks to equal the performance of the
                                       Standard & Poor's 500(R) Composite
                                       Stock Price Index
MFS Investors Trust Portfolio          Seeks long-term growth of capital
                                       with a secondary objective to seek
                                       reasonable current income
State Street Research Investment       Seeks long-term growth of capital and
  Trust Portfolio                      income
American Funds Growth Portfolio        Seeks capital appreciation through
                                       stocks
Janus Aggressive Growth Portfolio      Seeks long-term growth of capital
Met/Putnam Voyager Portfolio           Seeks capital appreciation
State Street Research Large Cap        Seeks long-term growth of capital
  Growth Portfolio
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital
  Portfolio                            and, secondarily, dividend income
Harris Oakmark Focused Value           Seeks long-term capital appreciation
  Portfolio
Neuberger Berman Partners Mid Cap      Seeks capital growth
  Value Portfolio
FI Mid Cap Opportunities Portfolio     Seeks long-term growth of capital
Met/AIM Mid Cap Core Equity Portfolio  Seeks long-term growth of capital
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the
                                       Standard & Poor's(R) MidCap 400
                                       Composite Stock Price Index
State Street Research Aggressive       Seeks maximum capital appreciation
  Growth Portfolio
T. Rowe Price Mid-Cap Growth           Seeks long-term growth of capital
  Portfolio
State Street Research Aurora           Seeks high total return, consisting
  Portfolio                            principally of capital appreciation
Loomis Sayles Small Cap Portfolio      Seeks long-term capital growth from
                                       investments in common stocks or other
                                       equity securities
Russell 2000(R) Index Portfolio        Seeks to equal the return of the
                                       Russell 2000 Index
Franklin Templeton Small Cap Growth    Seeks long-term growth of capital
  Portfolio
Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital
T. Rowe Price Small Cap Growth         Seeks long-term growth
  Portfolio
Scudder Global Equity Portfolio        Seeks long-term growth of capital
FI International Stock Portfolio       Seeks long-term growth of capital
Harris Oakmark International           Seeks long-term capital appreciation
  Portfolio
MFS Research International Portfolio   Seeks capital appreciation
Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the
  Portfolio                            MSCI EAFE Index
PIMCO PEA Innovation Portfolio         Seeks capital appreciation; no
                                       consideration is given to income
American Funds Global Small            Seeks capital appreciation through
  Capitalization Portfolio             stocks


                                                                       C-PPA- 37

Some of the investment choices may not be available under the terms of the Deferred Annuity. The Deferred Annuity contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Met Investors Fund or American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are also discussed in each Fund's prospectus.

C-PPA- 38

DEFERRED ANNUITIES
This Prospectus describes the following Deferred Annuities under which you can accumulate money:

* Non-Qualified           * Roth IRAs (Roth
* Traditional IRA           Individual Retirement
  (Individual Retirement    Annuities)
  Annuities)              * Unallocated Keogh

[LINUS BUILDING SAND CASTLE GRAPHIC]

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected.

                                                                       C-PPA- 39

AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to you. These investment strategies are available to you without any additional charges. However, the investment strategies are not available for the unallocated Keogh Deferred Annuities. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM) An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any earnings.

THE EQUALIZER(SM) You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(SM) You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

THE INDEX SELECTOR(SM) You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.
          Also, these strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.
                                                                  [SAFE GRAPHIC]
                                                                 [SCALE GRAPHIC]
                                                             [PIE CHART GRAPHIC]

                                                                 [GLOBE GRAPHIC]
C-PPA- 40

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

THE ALLOCATOR(SM) Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, check-o-matic, salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change, as long as it is within 30 days after we receive the request.

AUTOMATED PURCHASE PAYMENTS

If you purchase a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction," your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic" your bank deducts money from your bank account and makes the purchase payment for you.

[HOUR GLASS GRAPHIC]
You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
                                                                       C-PPA- 41

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $1,000,000. For the unallocated Keogh Deferred Annuity, we limit purchase payments to $5,000,000 per year. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

* For the unallocated Keogh Deferred Annuity, a withdrawal should you leave your job.

* For certain Deferred Annuities, you may no longer make purchase payments if you retire.

*   Receiving systematic termination payments (described later).

THE VALUE OF YOUR INVESTMENT

Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

C-PPA- 42

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525. ($500 x 1.05 = $525)

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475. ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and


* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.



We have policies and procedures that attempt to detect transfer/reallocation activity that may adversely affect other contract holders or participants/annuitants or Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more contract holders or participants/annuitants (i.e., market timing). We employ various means to try to detect such transfer/reallocation activity, such as periodically examining the number of transfers/reallocations and/or the number of "round trip" transfers/reallocations into and out of particular investment divisions made by contract holders participants/


[MARCY ADDING GRAPHIC]

You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.

Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.
                                                                       C-PPA- 43
annuitants within given periods of time and/or investigating transfer/reallocation activity identified by our MetLife Designated Office or the Funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders and participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the Deferred Annuity. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and investment divisions and may be more restrictive with regard to certain contracts or investment divisions than others. Accordingly, there is no assurance that we can prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants or Fund shareholders. In addition, we cannot guarantee that the Funds will not be harmed by transfer/reallocation activity related to other insurance companies and/or retirement plans that may invest in the Funds.



Our policies and procedures may result in restrictions being applied to contract holders or participants/annuitants. These restrictions may include:



* requiring you to send us by U.S. mail a signed, written request to make transfers/reallocations;



*   collecting a Fund redemption fee;



* denying a transfer/reallocation request from an authorized third party acting on behalf of multiple contract holders or participants/annuitants; and



* imposing other limitations and modifications where we determine that exercise of the ability to make transfers/reallocations may create a disadvantage to other contract holders or participants/annuitants (including, but not limited to, imposing a minimum time period between each transfer/reallocation).



If restrictions are imposed on a contract holder or participant/annuitant, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



In accordance with applicable law, we reserve the right to modify or terminate the ability to make transfers/reallocations at any time. We also reserve the right to defer or restrict the ability to make transfers/reallocations at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own


C-PPA- 44
policies and procedures on market timing activities. You should read the Fund prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY

You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment division (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.


SYSTEMATIC WITHDRAWAL PROGRAM
If you have certain Non-Qualified or IRA Deferred Annuities, subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.



[CHARLIE BROWN IN MONEY JAR GRAPHIC]

We will withdraw your Systematic Withdrawal Program payments from the Fixed Interest Account or the investment divisions you select either pro rata or in the proportions you request.

[SNOOPY AND FLYING WOODSTOCKS GRAPHIC]
                                                                       C-PPA- 45

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first

  If you would like to receive your Systematic Withdrawal Program payment by the first of the month, you should request that the payment date be the 20th day of the month.

Your Account Balance will be reduced by the amount of your Systematic Withdrawal
 Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.

C-PPA- 46
elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than a certain amount.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges every time we calculate the Accumulation Unit Value.

MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.

[WOODSTOCK TYPING GRAPHIC]
                                                                       C-PPA- 47

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment manager for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Deferred Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES

An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment

C-PPA- 48
division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                           During Purchase Payment Year



    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

Early withdrawal charges may be waived for certain Deferred Annuities because we have reduced sales costs associated with them.
The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.


WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

* On transfers you make among the investment divisions or to the Fixed Interest Account.

You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.

We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.

[FRANKLIN WITH MAGNIFYING GLASS GRAPHIC]
                                                                       C-PPA- 49

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If your contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the contract, that portion of the Account Balance that is equal to the "step up" portion of the death benefit.

* If you withdraw the permitted free withdrawal each Contract Year. This total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds the specified percentage will you have to pay early withdrawal charges. For the unallocated Keogh and certain other Deferred Annuities, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.

The percentage of your Account Balance you are permitted without an early withdrawal charge is for:

     --   Unallocated Keogh Deferred Annuity, 20%.

     -- Non-Qualified and IRA Deferred Annuities (depending on the contract's terms), either 10% of your Account Balance or 10% of your Fixed Interest Account balance only.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exemption does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* Except for the unallocated Keogh Deferred Annuity, if your contract provides for this, and the provision is approved in your state, on your first withdrawal to which an early withdrawal charge would otherwise apply and either you or your spouse:

     -- Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

     -- Is diagnosed with a terminal illness and not expected to live more than a year.

 Early withdrawal charges never apply to transfers among investment divisions or transfers to the Fixed Interest Account.
C-PPA- 50

* On Systematic Termination. For the unallocated Keogh Deferred Annuity, if the contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early withdrawal charges. You may ask to receive your money in annual installments based on the following percentages of your Account Balance for that year's withdrawal:

                       Contract Year
     1*          2          3          4            5
     20%        25%      33 1/3%      50%       remainder



  * Less that Contract Year's withdrawals

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you start at the beginning of the schedule listed above.

* For the unallocated Keogh Deferred Annuity, if you are disabled and you request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974, and if your plan document defines disability, then your plan's definition governs.

*   If you retire:

     -- For certain Non-Qualified Deferred Annuities, if you retire from the employer and for certain others if you retire and receive retirement benefits from your employer's qualified plan.

     --   For certain IRA Deferred Annuities, if you retire from the employer.

     -- For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

*   If you leave your job:

     -- For certain Non-Qualified Deferred Annuities, you must either leave your job with the employer or certain others if you leave your job and you receive retirement benefits.

     -- For certain IRA Deferred Annuities, if you leave your job with the employer.

     -- If you are a "restricted" participant, according to the terms of the unallocated Keogh Deferred Annuity, you also must have participated for the time stated in the contract.

                                                                       C-PPA- 51

* For the unallocated Keogh Deferred Annuity, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.

* For the unallocated Keogh Deferred Annuity, if you make a direct transfer to another investment vehicle we have preapproved. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

* For the unallocated Keogh Deferred Annuity, if you suffer an unforeseen hardship.

* If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transferred are subject to the usual early withdrawal charge schedule.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*   Transferred amounts on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the

                                                             [WOODSTOCK GRAPHIC]
C-PPA- 52
          following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in the Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK

You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on whether you purchased the Deferred Annuity through the mail or your age. Again, depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT

One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name the beneficiary(ies) under the Non-Qualified and IRA Deferred Annuities.

If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

Your death benefit for the unallocated Keogh Deferred Annuity is no more than the Account Balance and is paid to the Keogh trustee.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

[MARCY READING GRAPHIC]
                                                                       C-PPA- 53

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment.

If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities) and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities), the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documents in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

PAY-OUT OPTIONS (OR INCOME OPTIONS)

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. The variable pay-out option may not be available in all states.

C-PPA- 54

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment; and

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the contract supplement to your Deferred Annuity will tell you when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under a retirement plan, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, then we may treat your silence as a request to continue your Deferred Annuity.

The Income Annuities have three features that are not available to the Deferred Annuities in the pay-out phase: the ability to make reallocations from the Fixed Income Option to the investment divisions and the availability of the withdrawal option and death benefit. Please read the section under the "Income Annuities" heading for more information about the Deferred Annuities in the pay-out phase.


MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.


INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-

The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.
Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.

                                                                       C-PPA- 55
out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Under the Fixed Income Option, we guarantee the amount of the income payment to you which is attributable to the current percentage you allocated to the Fixed Income Option until you make a reallocation from the Fixed Income Option.


Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:


*   Non-Qualified

*   Qualified

If you have accumulated amounts in any of your employer's, association's or group's qualified investment vehicles (for example, Traditional IRAs, ROTH IRAs, Keoghs, 401(k)s), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.

Your qualified retirement plan may also purchase the Income Annuity to facilitate distributions from the plan in the form of annuity pay-outs.

If your retirement plan has purchased an Income Annuity, your choice of income payment type may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES


Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.


There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

[SNOOPY SUNBATHING GRAPHIC]
Many times the Owner and the Annuitant are the same person.

C-PPA- 56

* Beneficiary: the person who receives continuing payments or a lump sum if the owner dies (or in the case of Income Annuities purchased after October 26, 2003, the person who receives continuing payments or a lump sum if the annuitant dies).

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." Whether you choose a withdrawal option, if permitted under your Income Annuity, will affect the amount of your income payments. Typically, income payment types which have a withdrawal option will result in lower income payments than income payment types without this feature. The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments. We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations. We reserve the right to commute or otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made, in the case of Income Annuities purchased after October 26, 2003, to the beneficiary or, otherwise, to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.


LIFETIME INCOME ANNUITY WITH A REFUND: (Not available for Income Annuities purchased after October 26, 2003.) A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.


You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.

When deciding how to receive income, consider:

- The amount of income you need;

- The amount you expect to receive from other sources;

- The growth potential of other investments; and


- How long you would like your income to last.
                                                                       C-PPA- 57

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made, in the case of Income Annuities purchased after October 26, 2003, to the beneficiary or, otherwise, to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: (Not available for Income Annuities purchased after October 26, 2003.) A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the annuitant dies, in the case of Income Annuities purchased after October 26, 2003, or, otherwise, the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION

You decide what portion of your income payment is allocated to each of the variable investment divisions.

WITHDRAWAL OPTION

Subject to MetLife's underwriting requirements, we may make available a withdrawal option under your Income Annuity. If the withdrawal option is available under your Income Annuity, you can choose to add this optional withdrawal feature. The decision to add this feature is made at application and is irrevocable. This feature varies by your income payment type (described above) and whether

[SNOOPY ON BEACH GRAPHIC]
  Post-tax or after-tax means that your purchase payment for your Income Annuity does not reduce your taxable income or give you a tax reduction.

C-PPA- 58
you purchase your Income Annuity with pre-tax or post-tax dollars. The withdrawal option may not be available in all states. Your employer, association or other group contract holder may limit the availability of the withdrawal option.

If you purchase an Income Annuity with this feature, the income payments you receive typically will be lower than income payments that you would have received had you purchased the Income Annuity without this feature. The amount by which your income payment will be reduced will depend upon your life expectancy during the permitted withdrawal period, the income type you choose and the amount of the purchase payment.

Please refer to the discussion in the Tax Section of this Prospectus concerning the possibility that the purchase of an annuity with this option or the exercise of this option may result in the annuity not satisfying minimum distribution requirements or becoming an increasing annuity.

Please also refer to the Tax Section of this Prospectus for a discussion of other possible adverse tax consequences as a result of the exercise of the withdrawal option, including the imposition and retroactive imposition of the 10% penalty tax in addition to ordinary income tax.

Please note that the purchase of the withdrawal option may not be appropriate under certain deferred compensation or severance arrangements of an employer (including eligible Section 457(b) plans of tax-exempt employers). The mere availability of such a benefit may result in the immediate taxation to the employee of the entire benefit. Additionally, the withdrawal feature may not be appropriate under defined benefit plans.

DURING THE FIRST TWO YEARS FOLLOWING PURCHASE

You may withdraw up to an amount equal to the "fair market value" of the income payments under the Income Annuity during the first two years after we issue the Income Annuity. We calculate the "fair market value" as follows:

     -- First, we determine what your revised income payment would be based on the applicable Annuity Unit Value as of the date of the withdrawal;

     -- Then we calculate the maximum permissible withdrawal amount by multiplying the revised income payment by an updated annuity purchase rate.

If you withdraw this maximum amount from the Income Annuity during the first two years, there will be no value left in the Income Annuity. Consequently, we will then have no further obligations to you; you will receive no further income payments.

If you withdraw less than the maximum amount permitted, each future income payment will be reduced proportionately by the percentage

                                                                       C-PPA- 59
equal to the ratio of the withdrawal amount to the maximum permissible withdrawal amount.

AFTER THE FIRST TWO YEARS FOLLOWING PURCHASE

You may make withdrawals after the first two years following issue of the Income Annuity only if you purchased a Non-Qualified Income Annuity with after-tax dollars with one of the following income types:

     --   Lifetime Income Annuity with a Guarantee Period;

     --   Lifetime Income Annuity for Two with a Guarantee Period; or

     --   Income Annuity for a Guaranteed Period.

You may withdraw a portion of the "withdrawal value" of payments in the remaining guarantee period under the Income Annuity. When we calculate the "withdrawal value" of these payments, we use the "fair market value" calculation previously described except that in the last step the maximum permissible withdrawal calculation uses an updated annuity purchase rate that reflects only the payments in the remaining guarantee period of the Income Annuity.

Each future income payment in the remaining guarantee period after a withdrawal during the guarantee period will be reduced proportionately by the percentage equal to the ratio of the withdrawal amount to the full "withdrawal value" of the payments in the remaining guarantee period at the time of the withdrawal.

You may make an unlimited number of withdrawals during the guarantee period as long as no withdrawal reduces your revised income payments during the guarantee period to less than 25% of what those payments would have been had no withdrawals been made during this period. Any income payments payable after the guarantee period will not be reduced by the withdrawals you made.

REQUESTING A WITHDRAWAL

At your request, we will provide an estimate for you of the maximum amount available for withdrawal and the amount by which your income payments would be reduced if a particular withdrawal were taken under the Income Annuity.

You generally may make a withdrawal on any business day that the Exchange is open during the permitted withdrawal period.

Your withdrawal request must be in good order and completed prior to the close of the Exchange on a business day if you want the withdrawal to take place on that day. All other withdrawals will be processed on the next business day. We will take the withdrawal proportionately from each investment division and the Fixed Income Option in which you then had an allocation.

A withdrawal processing fee of $95 will be deducted from each withdrawal. Withdrawals must be at least $1,000. If any withdrawal during the first two years after purchase would decrease total

C-PPA- 60
expected annual payments below $1,200, then we will treat this as a request for a full withdrawal of the fair market value and we will make no further payments.

We reserve the right to require receipt of a properly executed spousal consent to the extent applicable and required under the Internal Revenue Code, the Employee Retirement Income Security Act of 1974 or the Retirement Equity Act of 1984 prior to the payment of any withdrawal.

We reserve the right to limit, reduce or eliminate this option in the future where required to comply with Federal tax law to protect you and other contract holders in the investment divisions from adverse tax consequences.

DEATH BENEFIT

Your Income Annuity provides you with a death benefit in the event of your death before you start receiving income payments. If you die before income payments begin, the owner or any beneficiaries will receive your purchase payment less any prior withdrawals (if you have chosen the withdrawal option) in a lump sum once we receive satisfactory proof of your death. The death benefit is not available to those who are in the pay-out phase of their Deferred Annuity.

MINIMUM PURCHASE PAYMENT

If you purchase an Income Annuity after October 26, 2003, you must purchase the Income Annuity with one purchase payment of at least $25,000.

THE VALUE OF YOUR INCOME PAYMENTS

INITIAL VARIABLE INCOME PAYMENT

The initial variable income payment is a hypothetical payment which is calculated based on the amount of your purchase payment and the age and sex of the measuring lives and income payment type selected (including the withdrawal option, if applicable) and the AIR ("Assumed Investment Return"). This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment is due within 10 days after we issue the Income Annuity.

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes, if applicable. We then compute an initial income payment amount using the AIR, your income payment type (including whether the withdrawal option was chosen) and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment

[WOODSTOCK WRITING CHECK GRAPHIC]
                                                                       C-PPA- 61
division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

EXAMPLE: DETERMINING THE NUMBER OF ANNUITY UNITS

Assume the following:

     -- We calculate an initial variable income payment (e.g., $1,000) based on the AIR, income payment type (including whether the withdrawal option was chosen), the age and sex of the measuring lives, the amount of the purchase payment;

     -- You have chosen to allocate this $1,000 in equal amounts to two investment divisions (i.e., $500 to each); and

     -- On the day we receive all documents in good order and issue the Contract, the annuity unit values for the investment divisions are $10.00 and $12.50.

We credit the Income Annuity with annuity units as follows:

    $500 / $10.00 = 50 ANNUITY UNITS
    $500 / $12.50 = 40 ANNUITY UNITS

Then, to calculate your variable income payment, we multiply the number of annuity units by the current Annuity Unit Value. See the example under "Calculating Annuity Unit Values."

AIR AS A BENCHMARK FOR INCOME PAYMENTS

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between payments) for the underlying portfolio minus the insurance-related charge (The resulting number is the net investment return.) exceeds the AIR (for the time period between payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between payments) for the underlying portfolio minus the insurance-related charge (the net investment return) is less than the AIR (for the time period between payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue

                 The AIR is stated in your contract and may range from 3% to 6%. C-PPA- 62 date, then the amount of your payment will be determined on your Contract's issue date.

THE EFFECT OF THE AIR ON SUBSEQUENT VARIABLE INCOME PAYMENTS
(Assumes no reallocation between income payments).

If the net investment experience:  Your variable income payment will
                                   (relative to the previous income
                                   payment):
  Exceeds the AIR                    Increase
  Equals the AIR                     Stay the same
  Is less than the AIR               Decrease

EXAMPLE OF A 3% AIR

Assume that the initial variable income payment for an investment division is $1,000. Also assume that when we calculate your next income payment the investment experience for the underlying portfolio (minus the insurance-related charge) is up 10% (exceeds the AIR). Your variable income payment attributed to that investment division would be $1,067.96. The percentage change between the initial variable income payment and your next income payment is a 6.8% INCREASE.

However, assume instead that the investment experience for the underlying portfolio (minus the insurance-related charge) is down 10% (does not exceed the AIR). Your next variable income payment would be $873.79. Note that the percentage change between the initial variable income payment and your next income payment is a 12.6% DECREASE.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and


*   Finally, we multiply the previous Annuity Unit Value by this result.

                                                                       C-PPA- 63

EXAMPLE: CALCULATING THE ANNUITY UNIT VALUE

Assume the following:

     --   Yesterday's Annuity Unit Value was $10.20;

     -- The number we calculate for today's change in investment experience (which reflects the deduction for the investment-related charge) is
          1.02 (up 2%);

     --   The daily equivalent of the Separate Account charge is 0.000025905;
          and

     --   The daily equivalent of the adjustment for a 3% AIR is 0.99991902.

The new Annuity Unit Value is:
  (1.02 - .000025905) X 0.99991902 X $10.20 = $10.40

However, now assume that today's change in investment experience (which reflects the deduction for the investment-related charge) is .98 (down 2%) instead of 1.02.

The new Annuity Unit Value is:
  (.98 - .000025905) X 0.99991902 X $10.20 = $9.99

REALLOCATION PRIVILEGE

You can reallocate among the investment divisions and the Fixed Income Option. For Income Annuities purchased prior to October 27, 2003, or for those who are in the pay-out phase of their Deferred Annuity, you may not reallocate amounts from the Fixed Income Option to the investment divisions.

There is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying portfolio shares or other funds we have designated in the investment divisions to generate your income payments.

For us to process a reallocation, you must tell us:

     --   The percentage of the income payment to be reallocated;

     -- The investment divisions (or Fixed Income Option) from which you want the income payment to be reallocated; and

     -- The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

[WOODSTOCK AND MONEY GRAPHIC]
C-PPA- 64

     -- First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

     -- Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

     -- Third, we calculate another updated annuity purchase rate using our current single premium fixed income annuity purchase rates on the date of your reallocation (but not less favorable than the annuity purchase rate guaranteed for your group);

     -- Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from the Fixed Income Option to an investment division, a similar adjustment will be made to your payment at the time of the reallocation. However, in this case the payment adjustment will be determined by multiplying the income payment amount to be reallocated from the Fixed Income Option by the ratio of the annuity purchase rate determined in the third step above divided by the annuity purchase rate determined in the second step above.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.


We have policies and procedures that attempt to detect transfer/reallocation activity that may adversely affect other contract holders or participants/annuitants or Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more contract holders or participants/annuitants (i.e., market timing). We employ various means to try to detect such transfer/reallocation activity, such as periodically examining the number of transfers/reallocations and/or the number of "round trip" transfers/reallocations into and out of particular investment divisions made by contract holders and participants/annuitants within given periods of time and/or investigating transfer/reallocation activity identified by our MetLife Designated


                                                                       C-PPA- 65

Office or the Funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders and participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the Income Annuity. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and investment divisions and may be more restrictive with regard to certain contracts or investment divisions than others. Accordingly, there is no assurance that we can prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants or Fund shareholders. In addition, we cannot guarantee that the Funds will not be harmed by transfer/reallocation activity related to other insurance companies and/or retirement plans that may invest in the Funds.



Our policies and procedures may result in restrictions being applied to contract holders or participants/annuitants. These restrictions may include:



- requiring you to send us by U.S. mail a signed, written request to make transfers/reallocations;



- limiting the number of transfers/reallocations you may make each Contract
  Year;



- limiting the dollar amount that may be transferred/reallocated at any one time;



- charging a transfer/reallocation or collecting a Fund redemption fee;



- denying a transfer/reallocation request from an authorized third party acting on behalf of multiple contract holders or participants/annuitants; and



- imposing other limitations and modifications where we determine that exercise of the transfer/reallocation privilege may create a disadvantage to other contract holders or participants/annuitants (including, but not limited to, imposing a minimum time period between each transfer/reallocation).



If restrictions are imposed on a contract holder or participant/annuitant, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege


C-PPA- 66
at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the Fund prospectuses for more details.


Reallocations will be made as of the end of a business day at the close of the Exchange if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

Here are examples of the effect of a reallocation on the income payment:

     -- Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 X ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40.

     -- Suppose you choose to reallocate 40% of your $100 fixed payment supported by the Fixed Income Option to a variable income payment supported by investment division A. Assume again that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment supported by investment division A will be increased by $40 X ($100 / $125) or $32, and your fixed payment supported by the Fixed Income Option will be decreased by $40.

     -- Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40.

CONTRACT FEE

There is no contract fee.

                                                                       C-PPA- 67

CHARGES

There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.


General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.


The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

If you are purchasing the Income Annuity and are not in the pay-out phase of your Deferred Annuity, this charge also pays us for distribution costs to both our licensed sales persons and other broker-dealers. The charge that applies may be less than the maximum charge depending on the service level or other category that applies to your employer, association or group. The categories depend on various factors pertaining to the level of administrative or service activity we provide. The charge that applies is stated in your Income Annuity.

The charge that applies also may be less than the maximum charge depending on the level of distribution assistance provided to us by your employer, association or group. The levels depend on various factors pertaining to the amount of access we are given to potential purchasers. The charge that applies is stated in your Income Annuity.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Income Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.


WITHDRAWAL PROCESSING FEE

A withdrawal processing fee of $95 will be deducted from each withdrawal.


The charges you pay will not reduce the number of annuity units credited to you.
         Instead, we deduct the charges when calculating the Annuity Unit Value.

C-PPA- 68

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on whether you purchased your Income Annuity through the mail or your age. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.

[LUCY READING GRAPHIC]

You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.
                                                                       C-PPA- 69

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your initial purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

*   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or

  Generally, your requests are effective the day we receive them at your MetLife
                                                Designated Office in good order.

C-PPA- 70
have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS


We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.


If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations; withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transactions accessible to you include:

*   Account Balance


*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.


For your Income Annuity purchased after October 26, 2003, you may obtain information and initiate transactions through our toll-free number, 866-438-6477. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.


Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

[CHARLIE BROWN ON PHONE GRAPHIC]
                                                                       C-PPA- 71

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.


VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

C-PPA- 72

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

     -- rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

     -- during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN (also known as annualized change in annuity value for the Income Annuities) calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income

[SNOOPY AS TOWN CRIER GRAPHIC]
All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.
                                                                       C-PPA- 73

Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation (of Non-Standard Performance), we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies available in the Deferred Annuity, including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

We may state performance for the investment divisions of the Income Annuity which reflect deduction of the insurance-related charge and investment-related charge, if accompanied by the annualized change in annuity unit value.

Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

C-PPA- 74

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

Historical performance information should not be relied on as a guarantee of future performance results.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and the average of investment-related charges for all Portfolios to depict investment-related charges. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY

We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws, including limiting the number, frequency or types of transfers/reallocations permitted).

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met

                                                                       C-PPA- 75

    Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS

Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Met Investors Fund and American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Non-Qualified or IRA Deferred Annuity or an Income Annuity in your sole discretion. Under the unallocated Keogh Deferred Annuity, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the unallocated Keogh Deferred Annuity, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If

C-PPA- 76
we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES

All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.

The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.


We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.



Our licensed sales representatives and their managers are eligible for various cash benefits, such as bonuses, insurance benefits and financial arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards. In addition, our licensed sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers


[SNOOPY AND WOODSTOCK SHAKE GRAPHIC]
                                                                       C-PPA- 77
may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Deferred or Income Annuities. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



An investment adviser or subadviser of a Portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Portfolios. The amount of this compensation is based on a percentage of assets of the Portfolios attributable to the Deferred or Income Annuity and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50% of assets. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred or Income Annuity.


FINANCIAL STATEMENTS

The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS

If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED
ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity, except as described in the Withdrawal Option section of this Prospectus.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your

C-PPA- 78

Account Balance is less than $2,000 (except for the unallocated Keogh Deferred Annuity). We may only cancel the unallocated Keogh Deferred Annuity if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less than $15,000. We will only do so to the extent allowed by law. Certain Deferred Annuities do not contain these cancellation provisions.

If we do cancel your Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any of the transactions under your Deferred Annuity satisfy applicable tax law.

Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term gains and qualifying dividends.


To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Simply stated, Federal income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.
                                                                       C-PPA- 79

The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRA's, including:

* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

*   adding "catch-up" contributions for taxpayers age 50 and above; and

*   adding enhanced portability features.

You should consult your tax adviser regarding these changes.

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

GENERAL

Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA or qualified plan with an annuity, it does provide you additional insurance benefits such as the availability of a guaranteed income for life.

WITHDRAWALS

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

*   annuity you purchase (e.g., Non-Qualified or IRA), and

*   pay-out option you elect.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.


If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

                                                            [PIGGY BANK GRAPHIC]
C-PPA- 80

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                                Type of Contract
                               ---------------------------------------------------
                                                               401(a)
                                                               401(k)
                                  Non            Trad.         Keogh          Roth
                               Qualified          IRA          403(a)         IRA
                               ---------         -----         ------         ----
In a series of
substantially equal
payments made annually
(or more frequently) for
life or life expectancy
(SEPP)                              x               x             x(1)           x
After you die                       x               x             x              x
After you become totally
disabled (as defined in
the Code)                           x               x             x              x
To pay deductible medical
expenses                                            x             x              x
To pay medical insurance
premiums if you are
unemployed                                          x                            x
To pay for qualified higher education
expenses, or                                        x                            x
For qualified first time home purchases
up to $10,000                                       x                            x
After separation from
service if you are over
age 55 at the time of
separation                                                        x
After December 31, 1999 for IRS levies              x             x              x
Under certain immediate
income annuities
providing for
substantially equal
payments over the "pay-
out" period                         x
(1) You must also be separated from service


SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR
SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty with interest.

[SNOOPY WITH TAX BILL GRAPHIC]
                                                                       C-PPA- 81

Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

If you have not attained age 59 1/2 at the time of purchase and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of the withdrawal option prior to the later of (a) your attaining age 59 1/2 or (b) five years after income payments had begun, will generally also result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of income payments received in the year of the withdrawal, will generally be subject to the 10% penalty tax in addition to ordinary income tax. In addition, if you are under age 59 1/2 when such payments are received, any future payments you receive will generally be subject to the 10% penalty tax. Consult your tax adviser.

NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified Contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

* Your Non-Qualified Contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

* Consult your tax advisor prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

* When a non-natural person owns a Non-Qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus lose the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal Income tax purposes, the entity may have a limited ability to deduct interest payments.

* Annuities issued after October 21, 1988 by the same insurance company (or an affiliate) in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

 After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.

C-PPA- 82

* Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

DIVERSIFICATION

In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract holders of gains under their contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your annuity. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

     -- Possible taxation of transfers/reallocations between investment divisions and/or transfers/reallocations from/between an investment division to/and a fixed option.

     -- Possible taxation as if you were the owner of your portion of the Separate Account's assets.

     -- Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract holders in the investment divisions from adverse tax consequences.

PURCHASE PAYMENTS

Although the Code does not limit the total amount of your purchase payments, your contract may have a limit.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a withdrawal as:

*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).

* This rule does not apply to payments made pursuant to an income pay-out option under your contract.

[WOODSTOCK FLYING GRAPHIC]
                                                                       C-PPA- 83

* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payments and then from a taxable payment of earnings.

INCOME PAYMENTS

Income payments are subject to an "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payment; and

*   A taxable payment of earnings.

The Internal Revenue Service (the "IRS") has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where reallocations are permitted between investment divisions or between an investment division and the Fixed Income Option.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature as required under Federal tax law), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the exclusion amount applicable to the year, you may generally elect the year in which to begin to apply this excess ratably over the remaining income stream.

EXERCISE OF WITHDRAWAL OPTION

If your Income Annuity has been purchased with a withdrawal option and is terminated as a result of the exercise of the withdrawal option, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax contributions.

For Non-Qualified Annuities, amounts received under the exercise of a partial withdrawal option may be fully includable in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of the withdrawal option may adversely impact the amount of subsequent payments which can be treated as a non-taxable return of investment.

AFTER DEATH

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

C-PPA- 84

If you die before the annuity starting date, as defined under the income tax regulations, payment of your entire interest in the contract must be made within five years of the date of your death or payments must begin under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death.

If you die on or after the annuity starting date, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.

When the owner is not a natural person, these rules will be applied on the death (or change) of any annuitant.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the only remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

QUALIFIED ANNUITIES
INDIVIDUAL RETIREMENT ANNUITIES
[TRADITIONAL IRAS AND ROTH IRAS]

GENERAL

Generally, except for Roth IRAs, your IRA can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Deductible or pre-tax purchase payments will be taxable when distributed from the contract.

* Your annuity is generally not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

* You can transfer your IRA proceeds to a similar IRA or certain eligible retirement plans of an employer without incurring Federal income taxes if certain conditions are satisfied.

* The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. A contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code.


If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner he or she may elect to continue as "owner" of the contract.

For individuals under 50, your total annual contributions to all your Traditional and Roth IRAs for 2004 may not exceed the lesser of $3,000 or 100% of your "compensation" as defined by the Code.

                                                                       C-PPA- 85

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS


Generally:

* Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($3,000 for 2003-2004). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.

* Beginning in 2002, individuals age 50 or older can make an additional "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

* Purchase payments in excess of permitted amounts may be subject to a penalty tax.

* Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2.

* These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

* If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2004, if you are an "active participant" in another retirement plan and if your adjusted gross income is $45,000 or less ($65,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $55,000 ($75,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the non-active


           In some cases, your purchase payments may be tax deductible.

                                                           [LINUS WITH IRA COIN]
C-PPA- 86
participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70-1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax-free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, for Traditional IRAs, you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

A tax penalty of 50% applies to withdrawals which should have been taken but were not. Complex rules apply to the timing and calculation of these withdrawals.

It is not clear whether certain income payments under a variable annuity will satisfy these rules. Consult your tax advisor prior to choosing a pay-out option.

In general, new proposed regulations issued in 2002 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is the "difference between actuarial assumptions used in pricing and actual experience with respect to those assumptions; or differences between actuarial assumptions used in pricing when the annuity was purchased and actuarial assumptions used in pricing at the time the actuarial gain is determined." Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet

                                                                       C-PPA- 87
the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.


If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided by the Code (and any applicable regulations).

You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.

C-PPA- 88

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited to the lesser of 100% of compensation or the amount deductible under the Code ($3,000 for tax years 2004), including contributions to all your Traditional and Roth IRAs). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). In 2004 individuals age 50 or older can make an additional "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006. You may contribute up to the annual contribution limit in 2004, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your adjusted gross income is between:

       STATUS                          INCOME
     ----------
                                    -----------
     Individual                  $95,000--$110,000
   Married filing
        jointly                  $150,000--$160,000
   Married filing
      separately                    $0--$10,000

     -- Annual purchase payment limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

     --   You can contribute to a Roth IRA after age 70 1/2.

     -- If you exceed the purchase payment limits, you may be subject to a tax penalty.

     -- If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

*   The withdrawal is made:

     -- At least five taxable years after your first purchase payment to a Roth IRA, and

For individuals under 50, annual contributions to your IRAs, including Roth IRAs, for 2004, may not exceed the lesser of $3,000 or 100% of your "compensation" as defined by the Code.

                                                                       C-PPA- 89

*   The withdrawal is made:

     --   On or after you reach age 59 1/2;

     --   Upon your death or disability; or

     --   For a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from an non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

* The first money withdrawn is any annual (non-conversion/ rollover) purchase payments to the Roth IRA. These are received tax and penalty free.

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount withheld is determined by the Code.

CONVERSION

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.

Except to the extent you have non-deductible IRA purchase payments, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

C-PPA- 90

If you mistakenly convert or otherwise wish to change your Roth IRA purchase payment to a Traditional IRA purchase payment, the tax law generally allows you to reverse your conversion provided you do so before October 15th of the year following the year of the conversion if certain conditions are met.

Unless you elect otherwise, the amount converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

AFTER DEATH

Generally, when you die we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.

ANNUITIES PURCHASED UNDER SECTION 401(a), 401(k) OR 403(a) PLANS

PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances, "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are annual purchase payment limits for these annuities under the Code. Purchase payments in excess of these limits may result in adverse tax consequences.

Your contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

PARTIAL AND FULL WITHDRAWALS

If certain requirements are met, you may be able to transfer amounts in your Contract to another eligible retirement plan or IRA.

Because your purchase payments are generally on a before-tax basis, you pay income taxes on the full amount of money you withdraw as well as income earned under the contract. This portion is generally determined based upon the ratio of all non-deductible purchase

                                                                       C-PPA- 91
payments to the total value of your plan benefit or account balance. Withdrawals attributable to any after-tax contributions are not subject to income tax.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, for plans or arrangements other than IRAs, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals, which should have been taken but were not.

It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax advisor prior to choosing an income option.

In general, new proposed regulations issued in 2002 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is the "difference between actuarial assumptions used in pricing and actual experience with respect to those assumptions; or differences between actuarial assumptions used in pricing when the annuity was purchased and actuarial assumptions used in pricing at the time the actuarial gain is determined." Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

If you intend to receive your minimum distributions which is payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor before selecting a pay-out option.

DEFINED BENEFIT PLANS

Under proposed income tax regulations published in April 2002, defined benefit plans may no longer automatically satisfy minimum distribution requirements through the purchase of a variable annuity. However, until the regulations are finalized, transitional rules apply which may permit the purchase of certain variable annuities by defined benefit plans. It is not clear that any favorable transitional rules will apply to the Income Annuity. You should consult a tax

C-PPA- 92
advisor prior to purchasing the Income Annuity in connection with a defined benefit plan.

MANDATORY 20% WITHHOLDING

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your "eligible rollover distribution" to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any amount you receive from your Contract. However, it does not include distributions that are:

* A series of substantially equal periodic payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   To satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of "eligible rollover distributions" may exist.

For taxable withdrawals that are not "eligible rollover distributions" the Code requires different withholding rules which are determined at the time of payment. You may elect out of these withholding requirements.

Generally, income payments made on or after the required beginning date (as previously discussed in "Minimum Distribution Requirements") are not eligible rollover distributions. Additionally, payments under certain types of income annuities are not treated as eligible rollover distributions. We or your qualified plan administrator will notify you (or your spousal beneficiary) if an income payment or death benefit is an eligible rollover distribution.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by the December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

                                                                       C-PPA- 93

If your spouse is your beneficiary and if your Contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

C-PPA- 94

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     6
ADVERTISEMENT OF THE SEPARATE ACCOUNT....... .......     8
VOTING RIGHTS................... ...................    11
ERISA....................... .......................    12
TAXES....................... .......................    12
ANNUITY UNIT VALUES TABLES............ .............    24
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....   F-1
FINANCIAL STATEMENTS OF METLIFE.......... ..........  F-66


[PEANUTS GANG GRAPHIC]

                                                                       C-PPA- 95

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by the jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                         Keogh, 401(a),
                                         401(k), and
                         IRA Deferred    403(a)              Non-Qualified
                         and Income      Deferred and        Deferred and
                         Annuities(1)    Income Annuities    Income Annuities
California...........    0.5%(2)         0.5%                2.35%
Maine................    --              --                  2.0%
Nevada...............    --              --                  3.5%
Puerto Rico..........    1.0%            1.0%                1.0%
South Dakota.........    --              --                  1.25%
West Virginia........    1.0%            1.0%                1.0%
Wyoming..............    --              --                  1.0%

----------------

(1) PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."

(2) WITH RESPECT TO DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING REQUIREMENTS OF SEC.408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.
(C)2004 METROPOLITAN LIFE INSURANCE COMPANY

                                                         [LUCY'S TAXES GRAPHICS]
C-PPA- 96

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the appropriate address below.

[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc. and Met
    Investors Series Trust

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

For Deferred Annuities (including annuitized Deferred Annuities):

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

For Income Annuities:


Metropolitan Life Insurance Company
P.O. Box 740278
Atlanta, GA 30374

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15904-2914

ENHANCED DEFERRED
ANNUITIES AVAILABLE:
     --  TSA
     --  403(a)
     --  PEDC
     --  Traditional IRA
     --  Non-Qualified
     --  Non-Qualified (for certain deferred arrangements or plans)

ENHANCED INCOME
ANNUITIES AVAILABLE:
     --  TSA
     --  403(a)
     --  PEDC
     --  Traditional IRA
     --  Non-Qualified
     --  Non-Qualified (for certain deferred arrangements or plans)

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;

     --  federally insured or guaranteed; or

     --  endorsed by any bank or other financial institution.

                                 [METLIFE LOGO]

                                                              MAY 1, 2004

ENHANCED PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY
CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE
COMPANY

This Prospectus describes group Enhanced Preference Plus Account contracts for deferred variable annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus immediate variable income annuities ("Enhanced Income Annuities"). This Prospectus also describes Financial Freedom Account Deferred Annuities ("Financial Freedom Deferred Annuities") and Financial Freedom Account Income Annuities ("Financial Freedom Income Annuities").
--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Enhanced Deferred Annuity or Enhanced
Income Annuity. Your choices may include the Fixed
Interest Account (not described in this Prospectus) and investment divisions available through
Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan
Fund"), portfolios of the Calvert Variable Series,
Inc. ("Calvert Fund"), portfolios of the Fidelity
Variable Insurance Products Funds ("Fidelity VIP
Funds"), portfolios of the Met Investors Series
Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds").
For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


  SALOMON BROTHERS U.S. GOVERNMENT           HARRIS OAKMARK FOCUSED VALUE
  PIMCO TOTAL RETURN                         NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH BOND INCOME          FI MID CAP OPPORTUNITIES
  FIDELITY INVESTMENT GRADE BOND             (FORMERLY JANUS MID CAP)
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    MET/AIM MID CAP CORE EQUITY
  SALOMON BROTHERS STRATEGIC BOND            METLIFE MID CAP STOCK INDEX
  OPPORTUNITIES                              CALVERT SOCIAL MID CAP GROWTH
  LORD ABBETT BOND DEBENTURE                 STATE STREET RESEARCH AGGRESSIVE GROWTH
  CALVERT SOCIAL BALANCED                    T. ROWE PRICE MID-CAP GROWTH
  MFS TOTAL RETURN                           STATE STREET RESEARCH AURORA
  STATE STREET RESEARCH DIVERSIFIED          LOOMIS SAYLES SMALL CAP
  NEUBERGER BERMAN REAL ESTATE               RUSSELL 2000(R) INDEX
  AMERICAN FUNDS GROWTH-INCOME               FRANKLIN TEMPLETON SMALL CAP GROWTH
  DAVIS VENTURE VALUE                        MET/AIM SMALL CAP GROWTH
  FI VALUE LEADERS (FORMERLY FI STRUCTURED   T. ROWE PRICE SMALL CAP GROWTH
  EQUITY)                                    SCUDDER GLOBAL EQUITY
  FIDELITY EQUITY-INCOME                     FI INTERNATIONAL STOCK
  HARRIS OAKMARK LARGE CAP VALUE             (FORMERLY PUTNAM INTERNATIONAL STOCK)
  STATE STREET RESEARCH LARGE CAP VALUE      FIDELITY OVERSEAS
  METLIFE STOCK INDEX                        HARRIS OAKMARK INTERNATIONAL
  MFS INVESTORS TRUST                        MFS RESEARCH INTERNATIONAL
  STATE STREET RESEARCH INVESTMENT TRUST     MORGAN STANLEY EAFE(R) INDEX
  AMERICAN FUNDS GROWTH                      PIMCO PEA INNOVATION
  FIDELITY GROWTH                            (FORMERLY PIMCO INNOVATION)
  JANUS AGGRESSIVE GROWTH                    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
  MET/PUTNAM VOYAGER
  STATE STREET RESEARCH LARGE CAP GROWTH
  T. ROWE PRICE LARGE CAP GROWTH


HOW TO LEARN MORE:



Before investing, read this Prospectus. The
Prospectus contains information about the Enhanced
Deferred Annuities, Enhanced Income Annuities and
Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information
("SAI"), dated May 1, 2004. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page FFA-103 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

                          [SNOOPY WITH BRIEFCASE GRAPHIC]

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The
Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.
This Prospectus is not valid unless attached to the current Metropolitan Fund, Calvert Fund, Fidelity
VIP Funds, Met Investors Fund and American Funds prospectuses, as applicable, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing an Enhanced Deferred Annuity or Enhanced Income
Annuity.

FINANCIAL FREEDOM
DEFERRED ANNUITIES
AVAILABLE:
     --  TSA
     --  403(a)
     --  Non-Qualified (for certain deferred arrangements and plans)

FINANCIAL FREEDOM
INCOME ANNUITIES
AVAILABLE:
     --  TSA
     --  403(a)
     --  Non-Qualified (for certain deferred arrangements and plans)

A WORD ABOUT
INVESTMENT RISK:

An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;
     --  federally insured or guaranteed; or
     --  endorsed by any bank or other financial institution.

                                 [METLIFE LOGO]

                                                              MAY 1, 2004

FINANCIAL FREEDOM ACCOUNT VARIABLE ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes group Financial Freedom Account contracts for deferred variable annuities ("Financial Freedom Deferred Annuities") and Financial Freedom immediate variable income annuities ("Financial Freedom Income Annuities"). This Prospectus also describes Enhanced Preference Plus Account Deferred Annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus Account Income Annuities ("Enhanced Income Annuities").
--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Financial Freedom Deferred Annuity or
Financial Freedom Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc.
("Metropolitan Fund"), portfolios of the Calvert
Variable Series, Inc. ("Calvert Fund"), portfolios of the Fidelity Variable Insurance Products Funds
("Fidelity VIP Funds"), portfolios of the Met
Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series
("American Funds"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


  FIDELITY MONEY MARKET                      T. ROWE PRICE LARGE CAP GROWTH
  SALOMON BROTHERS U.S. GOVERNMENT           HARRIS OAKMARK FOCUSED VALUE
  PIMCO TOTAL RETURN                         NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH BOND INCOME          FI MID CAP OPPORTUNITIES
  FIDELITY INVESTMENT GRADE BOND             (FORMERLY JANUS MID CAP)
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    MET/AIM MID CAP CORE EQUITY
  SALOMON BROTHERS STRATEGIC BOND            METLIFE MID CAP STOCK INDEX
  OPPORTUNITIES                              CALVERT SOCIAL MID CAP GROWTH
  LORD ABBETT BOND DEBENTURE                 STATE STREET RESEARCH AGGRESSIVE GROWTH
  CALVERT SOCIAL BALANCED                    T. ROWE PRICE MID-CAP GROWTH
  MFS TOTAL RETURN                           STATE STREET RESEARCH AURORA
  STATE STREET RESEARCH DIVERSIFIED          LOOMIS SAYLES SMALL CAP
  NEUBERGER BERMAN REAL ESTATE               RUSSELL 2000(R) INDEX
  AMERICAN FUNDS GROWTH-INCOME               FRANKLIN TEMPLETON SMALL CAP GROWTH
  DAVIS VENTURE VALUE                        MET/AIM SMALL CAP GROWTH
  FI VALUE LEADERS (FORMERLY FI STRUCTURED   T. ROWE PRICE SMALL CAP GROWTH
  EQUITY)                                    SCUDDER GLOBAL EQUITY
  FIDELITY EQUITY-INCOME                     FI INTERNATIONAL STOCK
  HARRIS OAKMARK LARGE CAP VALUE             (FORMERLY PUTNAM INTERNATIONAL STOCK)
  STATE STREET RESEARCH LARGE CAP VALUE      FIDELITY OVERSEAS
  METLIFE STOCK INDEX                        HARRIS OAKMARK INTERNATIONAL
  MFS INVESTORS TRUST                        MFS RESEARCH INTERNATIONAL
  STATE STREET RESEARCH INVESTMENT TRUST     MORGAN STANLEY EAFE(R) INDEX
  AMERICAN FUNDS GROWTH                      PIMCO PEA INNOVATION
  FIDELITY GROWTH                            (FORMERLY PIMCO INNOVATION)
  JANUS AGGRESSIVE GROWTH                    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
  MET/PUTNAM VOYAGER
  STATE STREET RESEARCH LARGE CAP GROWTH


HOW TO LEARN MORE:



Before investing, read this Prospectus. The
Prospectus contains information about the Financial
Freedom Deferred Annuities, Financial Freedom Income
Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2004.
The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page FFA-103 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

                          [SNOOPY WITH BRIEFCASE GRAPHIC]

The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Calvert Fund, Fidelity VIP
Funds, Met Investors Fund and American Funds prospectuses, as applicable, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Financial
Freedom Deferred Annuity or Financial Freedom Income
Annuity.

      TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW........... ............   FFA-4
TABLE OF EXPENSES.................. ...................   FFA-7
ACCUMULATION UNIT VALUES TABLES........... ............   FFA-18
METLIFE....................... ........................   FFA-46
METROPOLITAN LIFE SEPARATE ACCOUNT E......... .........   FFA-46
VARIABLE ANNUITIES.................. ..................   FFA-47
   A Deferred Annuity..................................   FFA-47
   An Income Annuity...................................   FFA-48
YOUR INVESTMENT CHOICES............... ................   FFA-48
DEFERRED ANNUITIES.................. ..................   FFA-52
   The Deferred Annuity and Your Retirement Plan.......   FFA-53
   Automated Investment Strategies.....................   FFA-53
   Purchase Payments...................................   FFA-54
      Allocation of Purchase Payments..................   FFA-55
      Limits on Purchase Payments......................   FFA-55
   The Value of Your Investment........................   FFA-56
   Transfers...........................................   FFA-57
   Access to Your Money................................   FFA-59
      Account Reduction Loans..........................   FFA-59
      Systematic Withdrawal Program for Enhanced TSA
        and IRA Deferred Annuities.....................   FFA-60
      Minimum Distribution.............................   FFA-61
   Contract Fee........................................   FFA-62
   Account Reduction Loan Fees.........................   FFA-62
   Charges.............................................   FFA-62
      Insurance-Related Charge.........................   FFA-62
      Investment-Related Charge........................   FFA-63
   Premium and Other Taxes.............................   FFA-63
   Early Withdrawal Charges............................   FFA-64
      When No Early Withdrawal Charge Applies..........   FFA-65
      When A Different Early Withdrawal Charge May
        Apply .........................................   FFA-67
   Free Look...........................................   FFA-68
   Death Benefit.......................................   FFA-68
   Pay-out Options (or Income Options).................   FFA-70
INCOME ANNUITIES................... ...................   FFA-71
   Income Payment Types................................   FFA-72
   Allocation..........................................   FFA-73


FFA- 2

   Minimum Size of Your Income Payment.................   FFA-73
   The Value of Your Income Payments...................   FFA-74
   Reallocations.......................................   FFA-75
   Contract Fee........................................   FFA-76
   Charges.............................................   FFA-76
      Insurance-Related Charge.........................   FFA-76
      Investment-Related Charge........................   FFA-77
   Premium and Other Taxes.............................   FFA-77
   Free Look...........................................   FFA-78
GENERAL INFORMATION................. ..................   FFA-78
   Administration......................................   FFA-78
      Purchase Payments................................   FFA-78
      Confirming Transactions..........................   FFA-79
      Processing Transactions..........................   FFA-79
        By Telephone or Internet.......................   FFA-79
        After Your Death...............................   FFA-80
        Third Party Requests...........................   FFA-80
        Valuation -- Suspension of Payments............   FFA-81
   Advertising Performance.............................   FFA-81
   Changes to Your Deferred Annuity or Income
      Annuity..........................................   FFA-83
   Voting Rights.......................................   FFA-83
   Who Sells the Deferred Annuities and Income
      Annuities .......................................   FFA-84
   Financial Statements................................   FFA-86
   Your Spouse's Rights................................   FFA-86
   When We Can Cancel Your Deferred Annuity or Income
      Annuity..........................................   FFA-86
   Special Charges That Apply If Your Retirement Plan
      Terminates Its Deferred Annuity or Takes Other
      Action ..........................................   FFA-87
INCOME TAXES..................... .....................   FFA-87
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION..................... ....................  FFA-103
APPENDIX FOR PREMIUM TAX TABLE............ ............  FFA-104
APPENDIX II FOR TEXAS OPTIONAL RETIREMENT PROGRAM .....  FFA-105


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, any attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                          FFA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.


ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time, but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.


CONTRACT

A contract is the legal agreement between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

[SNOOPY WITH POINTER GRAPHIC]

FFA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months the Deferred Annuity is issued.


DEFERRED ANNUITY

This term is used throughout this Prospectus when we are referring to both Enhanced Deferred Annuities and Financial Freedom Deferred Annuities.


EARLY WITHDRAWAL CHARGE

The early withdrawal charge is the amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


INCOME ANNUITY

This term is used throughout this Prospectus when we are referring to both Enhanced Income Annuities and Financial Freedom Income Annuities.


INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment or transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds.


METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."


METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

                                                                          FFA- 5

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.


VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for amounts allocated to the investment divisions in a variable annuity.


YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us, for PEDC, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(f) deferred compensation plans, sec.457(e)(11) severance and death benefit plans and sec.415(m) qualified governmental excess benefit arrangements, "you" means such trustee or employer.

FFA- 6

TABLE OF EXPENSES -- ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES


    The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply.
--------------------------------------------------------------------------------


CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase) (1).............................................    Up to 7%
  Exchange Fee..............................................        None
  Surrender Fee.............................................        None
  Account Reduction Loan Initiation Fee.....................      $75(2)
  Annual Account Reduction Loan Maintenance Fee (per loan
     outstanding)...........................................      $50(2)
  Transfer Fee..............................................        None


(1) AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
    SCHEDULE:

   DURING PURCHASE PAYMENT YEAR
   1...........................................................      7%
   2...........................................................      6%
   3...........................................................      5%
   4...........................................................      4%
   5...........................................................      3%
   6...........................................................      2%
   7...........................................................      1%
   THEREAFTER..................................................      0%

    THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 20% (10% FOR CERTAIN ENHANCED DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES. THERE ARE NO EARLY WITHDRAWAL CHARGES APPLIED TO THE ENHANCED NON-QUALIFIED DEFERRED ANNUITIES FOR SEC.457(F) DEFERRED COMPENSATION PLANS, SEC.451 DEFERRED FEE ARRANGEMENTS, SEC.451 DEFERRED COMPENSATION PLANS AND SEC.457(3)(11) SEVERANCE AND DEATH BENEFIT PLANS.

(2) EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.
--------------------------------------------------------------------------------

    The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.


Annual Contract Fee (3).............................................................................     None
Separate Account Charge (as a percentage of your average account value) (4)
  General Administrative Expenses Charge............................................................     .20%
  Mortality and Expense Risk Charge.................................................................     .75%
  Total Separate Account Charge.............................  Current and Maximum Guaranteed Charge:     .95%


(3) A $20 ANNUAL CONTRACT FEE MAY BE IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

(4) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME ANNUITIES.
--------------------------------------------------------------------------------


    The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity or the Income Annuity. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value, FI Value Leaders, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, Neuberger Berman Real Estate, State Street Research Large Cap Growth and Harris Oakmark International Portfolios, which are Class E Portfolios, the Portfolios of the Fidelity VIP Funds which are Initial Class Portfolios and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund, the Fidelity VIP Funds and the American Funds fees and expenses are contained in their respective prospectuses.



                                                                MINIMUM    MAXIMUM
                                                                -------    -------
Total Annual Metropolitan Fund, Met Investors Fund, Calvert
  Fund, Fidelity VIP Funds and American Funds Operating
  Expenses for the fiscal year ending December 31, 2003
  (expenses that are deducted from these Funds' assets
  include management fees, distribution fees (12b-1 fees)
  and other expenses).......................................     0.31%      1.33%
After Waiver and/or Reimbursement of Expenses (5)(6)(7).....     0.31%      1.33%


                                         FFA- 7

(5) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2005, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: 1.10% FOR THE PIMCO PEA INNOVATION PORTFOLIO, 0.95% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO, 1.10% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 0.75% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 1.05% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, 0.90% FOR JANUS AGGRESSIVE GROWTH PORTFOLIO, 0.95% FOR MET/AIM MID CAP CORE EQUITY PORTFOLIO, 1.20% FOR HARRIS OAKMARK INTERNATIONAL PORTFOLIO AND 0.90% FOR NEUBERGER BERMAN REAL ESTATE PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



(6) PURSUANT TO AN EXPENSE AGREEMENT, METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND/OR EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                             PORTFOLIO                            PERCENTAGE
                             ---------                            ----------
    MET/PUTNAM VOYAGER PORTFOLIO                                     1.00
    FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
    STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO (CLASS E)        0.95
    MFS INVESTORS TRUST PORTFOLIO                                    1.00


    THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO (EXCEPT FOR THE MET/PUTNAM VOYAGER PORTFOLIO) SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2005. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.

(7) "OTHER EXPENSES" ARE BASED ON THE PORTFOLIO'S MOST RECENT FISCAL YEAR. THE MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR CALVERT ASSET MANAGEMENT COMPANY, INC. AND THE
    ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE
    SERVICES COMPANY, AN AFFILIATE OF CALVERT.

                                                                             C             A+B+C=D
METROPOLITAN FUND ANNUAL EXPENSES                   A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003 (9)    MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)            FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio...........................             0.55        0.00         0.10             0.65
State Street Research Bond Income
  Portfolio (8)(12)...................             0.40        0.00         0.07             0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio...........................             0.25        0.00         0.09             0.34
Salomon Brothers Strategic Bond
  Opportunities Portfolio.............             0.65        0.00         0.16             0.81
MFS Total Return Portfolio (21).......             0.50        0.00         0.19             0.69
State Street Research Diversified
  Portfolio (8).......................             0.44        0.00         0.07             0.51
Davis Venture Value Portfolio (8).....             0.74        0.00         0.05             0.79
FI Value Leaders Portfolio (Class
  E) (8)(10)..........................             0.67        0.15         0.07             0.89
Harris Oakmark Large Cap Value
  Portfolio (8).......................             0.74        0.00         0.09             0.83
State Street Research Large Cap Value
  Portfolio (Class E) (6)(8)(10)......             0.70        0.15         0.35             1.20
MetLife Stock Index Portfolio.........             0.25        0.00         0.06             0.31
MFS Investors Trust Portfolio (6)(18)...           0.75        0.00         0.36             1.11
State Street Research Investment Trust
  Portfolio (8).......................             0.49        0.00         0.07             0.56
Met/Putnam Voyager Portfolio (6)(8)...             0.80        0.00         0.27             1.07
State Street Research Large Cap Growth
  Portfolio (Class E) (8)(10).........             0.73        0.15         0.07             0.95
T. Rowe Price Large Cap Growth
  Portfolio (8).......................             0.63        0.00         0.16             0.79
Harris Oakmark Focused Value
  Portfolio (8).......................             0.75        0.00         0.05             0.80
Neuberger Berman Partners Mid Cap Value
  Portfolio (8).......................             0.69        0.00         0.11             0.80
FI Mid Cap Opportunities
  Portfolio (8)(19)...................             0.69        0.00         0.08             0.77
MetLife Mid Cap Stock Index Portfolio ...          0.25        0.00         0.15             0.40

                                                                 D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                   E        TOTAL EXPENSES
for fiscal year ending December 31, 2003 (9)     WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)       REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio...........................             0.00           0.65
State Street Research Bond Income
  Portfolio (8)(12)...................             0.00           0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio...........................             0.00           0.34
Salomon Brothers Strategic Bond
  Opportunities Portfolio.............             0.00           0.81
MFS Total Return Portfolio (21).......             0.00           0.69
State Street Research Diversified
  Portfolio (8).......................             0.00           0.51
Davis Venture Value Portfolio (8).....             0.00           0.79
FI Value Leaders Portfolio (Class
  E) (8)(10)..........................             0.00           0.89
Harris Oakmark Large Cap Value
  Portfolio (8).......................             0.00           0.83
State Street Research Large Cap Value
  Portfolio (Class E) (6)(8)(10)......             0.10           1.10
MetLife Stock Index Portfolio.........             0.00           0.31
MFS Investors Trust Portfolio (6)(18)...           0.11           1.00
State Street Research Investment Trust
  Portfolio (8).......................             0.00           0.56
Met/Putnam Voyager Portfolio (6)(8)...             0.07           1.00
State Street Research Large Cap Growth
  Portfolio (Class E) (8)(10).........             0.00           0.95
T. Rowe Price Large Cap Growth
  Portfolio (8).......................             0.00           0.79
Harris Oakmark Focused Value
  Portfolio (8).......................             0.00           0.80
Neuberger Berman Partners Mid Cap Value
  Portfolio (8).......................             0.00           0.80
FI Mid Cap Opportunities
  Portfolio (8)(19)...................             0.00           0.77
MetLife Mid Cap Stock Index Portfolio ...          0.00           0.40


                                 FFA- 8

                                                                             C             A+B+C=D
METROPOLITAN FUND ANNUAL EXPENSES                   A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003 (9)    MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)            FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
State Street Research Aggressive Growth
  Portfolio (8).......................             0.73        0.00         0.08             0.81
State Street Research Aurora
  Portfolio (8).......................             0.85        0.00         0.08             0.93
Loomis Sayles Small Cap Portfolio (8)...           0.90        0.00         0.09             0.99
Russell 2000(R) Index Portfolio ......             0.25        0.00         0.22             0.47
Franklin Templeton Small Cap Growth
  Portfolio (6)(8)....................             0.90        0.00         0.42             1.32
T. Rowe Price Small Cap Growth
  Portfolio (8).......................             0.52        0.00         0.11             0.63
Scudder Global Equity Portfolio (8)...             0.64        0.00         0.20             0.84
FI International Stock Portfolio (8)(20)...        0.86        0.00         0.23             1.09
Morgan Stanley EAFE(R) Index Portfolio...          0.30        0.00         0.41             0.71

                                                                 D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                   E        TOTAL EXPENSES
for fiscal year ending December 31, 2003 (9)     WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)       REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------  -----------------------------
State Street Research Aggressive Growth
  Portfolio (8).......................             0.00           0.81
State Street Research Aurora
  Portfolio (8).......................             0.00           0.93
Loomis Sayles Small Cap Portfolio (8)...           0.00           0.99
Russell 2000(R) Index Portfolio ......             0.00           0.47
Franklin Templeton Small Cap Growth
  Portfolio (6)(8)....................             0.17           1.15
T. Rowe Price Small Cap Growth
  Portfolio (8).......................             0.00           0.63
Scudder Global Equity Portfolio (8)...             0.00           0.84
FI International Stock Portfolio (8)(20)...        0.00           1.09
Morgan Stanley EAFE(R) Index Portfolio...          0.00           0.71


                                                                      B              A+B=C
CALVERT FUND ANNUAL EXPENSES                         A          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003         MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets)             FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio (7)........       0.70             0.23             0.93
Calvert Social Mid Cap Growth
  Portfolio (7)(11)..........................       0.90             0.30             1.20

                                                                  C-D=E
CALVERT FUND ANNUAL EXPENSES                                  TOTAL EXPENSES
for fiscal year ending December 31, 2003             D            AFTER
(as a percentage of average net assets)        REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio (7)........       0.00           0.93
Calvert Social Mid Cap Growth
  Portfolio (7)(11)..........................       0.00           1.20


                                                                         B              A+B=C
FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES        A          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003            MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (13)           FEES        REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio...        0.43             0.11             0.54
Fidelity VIP Equity-Income Portfolio (14)...           0.48             0.09             0.57
Fidelity VIP Growth Portfolio (14)......               0.58             0.09             0.67
Fidelity VIP Overseas Portfolio (14)....               0.73             0.17             0.90

                                                                     C-D=E
FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES                 TOTAL EXPENSES
for fiscal year ending December 31, 2003                D            AFTER
(as a percentage of average net assets) (13)      REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------  -----------------------------
Fidelity VIP Investment Grade Bond Portfolio...        0.00           0.54
Fidelity VIP Equity-Income Portfolio (14)...           0.00           0.57
Fidelity VIP Growth Portfolio (14)......               0.00           0.67
Fidelity VIP Overseas Portfolio (14)....               0.00           0.90


                                                                         C             A+B+C=D
MET INVESTORS FUND ANNUAL EXPENSES                A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003 (9)  MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)          FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (22)....            0.50      0.00         0.09             0.59
Lord Abbett Bond Debenture
  Portfolio (5)(8)(12)(22)...........            0.60      0.00         0.10             0.70
Neuberger Berman Real Estate Portfolio
  (Class E) (5)(8)(10)(23)...........            0.70      0.15         0.41             1.26
Janus Aggressive Growth
  Portfolio (5)(8)(17)...............            0.78      0.00         0.12             0.90
Met/AIM Mid Cap Core Equity Portfolio (Class
  E) (5)(8)(10)(22)..................            0.75      0.15         0.19             1.09
T. Rowe Price Mid-Cap Growth
  Portfolio (5)(16)..................            0.75      0.00         0.17             0.92
Met/AIM Small Cap Growth Portfolio (Class
  E) (5)(10).........................            0.90      0.15         0.20             1.25
Harris Oakmark International Portfolio
  (Class E) (5)(8)(10)(15)(22).......            0.85      0.15         0.33             1.33
MFS Research International
  Portfolio (5)(8)...................            0.80      0.00         0.31             1.11
PIMCO PEA Innovation Portfolio (5)...            0.95      0.00         0.31             1.26

                                                                 D-E=F
MET INVESTORS FUND ANNUAL EXPENSES                  E        TOTAL EXPENSES
for fiscal year ending December 31, 2003 (9)     WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)       REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (22)....              0.00           0.59
Lord Abbett Bond Debenture
  Portfolio (5)(8)(12)(22)...........              0.00           0.70
Neuberger Berman Real Estate Portfolio
  (Class E) (5)(8)(10)(23)...........              0.21           1.05
Janus Aggressive Growth
  Portfolio (5)(8)(17)...............              0.01           0.89
Met/AIM Mid Cap Core Equity Portfolio (Class
  E) (5)(8)(10)(22)..................              0.00           1.09
T. Rowe Price Mid-Cap Growth
  Portfolio (5)(16)..................              0.01           0.91
Met/AIM Small Cap Growth Portfolio (Class
  E) (5)(10).........................              0.05           1.20
Harris Oakmark International Portfolio
  (Class E) (5)(8)(10)(15)(22).......              0.00           1.33
MFS Research International
  Portfolio (5)(8)...................              0.02           1.09
PIMCO PEA Innovation Portfolio (5)...              0.16           1.10


                                         FFA- 9

                                                                             C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES               A          B          OTHER        TOTAL EXPENSES
for fiscal year ending December 31, 2003         MANAGEMENT   12b-1   EXPENSES BEFORE   BEFORE WAIVER/
(as a percentage of average net assets) (8)(10)     FEES      FEES     REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...           0.33      0.25         0.01              0.59
American Funds Growth Portfolio...                  0.37      0.25         0.02              0.64
American Funds Global Small Capitalization
  Portfolio......................                   0.80      0.25         0.03              1.08

                                                                    D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                 E        TOTAL EXPENSES
for fiscal year ending December 31, 2003            WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (8)(10)  REIMBURSEMENT  REIMBURSEMENT
-----------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...             0.00           0.59
American Funds Growth Portfolio...                    0.00           0.64
American Funds Global Small Capitalization
  Portfolio......................                     0.00           1.08


 (8) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.

(9) CERTAIN METROPOLITAN FUND AND MET INVESTORS FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, MET INVESTORS FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND MET INVESTORS FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE PROSPECTUS FOR EACH FUND FOR MORE INFORMATION.

(10) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.


(11) "TOTAL EXPENSES" REFLECT AN INDIRECT FEE AND FEES BEFORE WAIVERS. INDIRECT FEES RESULT FROM THE PORTFOLIO'S OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE THE PORTFOLIO'S EXPENSES. NET OPERATING EXPENSES AFTER REDUCTIONS FOR FEES PAID INDIRECTLY AND FEE WAIVERS WOULD BE 1.17% FOR CALVERT SOCIAL MID CAP GROWTH.


(12) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

(13) THE FIDELITY VIP FUNDS HAS A DISTRIBUTION AND SERVICE PLAN TO HELP PAY DISTRIBUTION COSTS (COMMONLY KNOWN AS A RULE 12B -1 PLAN). THESE PLANS PREVENT THE FIDELITY VIP FUNDS PORTFOLIOS FROM PAYING ANY SUCH COSTS. RATHER, FIDELITY & MANAGEMENT RESEARCH COMPANY ("FMR") MAY USE ITS MANAGEMENT FEE OR OTHER ASSETS TO PAY EXPENSES FOR SELLING SHARES OF THE FIDELITY VIP FUNDS PORTFOLIOS, INCLUDING EXPENSES OF THIRD PARTIES. FMR OR FIDELITY DISTRIBUTORS CORP. PAYS METLIFE FOR PROVIDING CERTAIN DISTRIBUTION AND SHAREHOLDERS SERVICES. FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. ALSO PAYS METLIFE FOR PROVIDING ADMINISTRATIVE SERVICES. YOU ARE NOT RESPONSIBLE FOR THESE FEES. FMR AND ITS AFFILIATES ABSORB THE FEES PAID TO METLIFE.


(14) ACTUAL OPERATING EXPENSES FOR THE FIDELITY VIP EQUITY-INCOME, GROWTH AND OVERSEAS PORTFOLIOS WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN ADDITION, THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES WERE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME. SEE THE FUND'S PROSPECTUS FOR MORE INFORMATION.



(15) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO.



(16) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.



(17) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.



(18) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.



(19) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.



(20) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.



(21) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE ASSETS OF THE FIDELITY VIP ASSET MANAGER PORTFOLIO OF THE FIDELITY VIP FUNDS WERE TRANSFERRED INTO THE MFS TOTAL RETURN PORTFOLIO OF THE METROPOLITAN FUND. THE FIDELITY VIP ASSET MANAGER PORTFOLIO IS NO LONGER AVAILABLE UNDER THE DEFERRED OR INCOME ANNUITIES. AT THAT TIME, CLASS A SHARES OF THE MFS TOTAL RETURN PORTFOLIO WERE ISSUED IN SUBSTITUTION FOR THE FIDELITY VIP ASSET MANAGER PORTFOLIO ASSETS THAT WERE TRANSFERRED.


                                 FFA- 10

(22) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGERS OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGERS BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
PIMCO TOTAL RETURN PORTFOLIO                                     0.02
LORD ABBETT BOND DEBENTURE PORTFOLIO                             0.03
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.02
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.09



(23) NEUBERGER BERMAN REAL ESTATE PORTFOLIO WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2004. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIO'S EXPENSES THROUGH DECEMBER 31, 2004.


EXAMPLES

The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;


 -- your Deferred Annuity permits you to withdraw 10% of your Account Balance free from early withdrawal charges each Contract Year;


 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $878         $1,199         $1,512         $2,594
Minimum...................................................      $784         $  899         $  991         $1,518


                                        FFA- 11

EXAMPLE 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.



ASSUMPTIONS:



 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);



 --   reimbursement and/or waiver of expenses was not in effect;



 -- your Deferred Annuity permits you to withdraw 20% of your Account Balance free from early withdrawal charges each Contract Year;



 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;



 --   the underlying Portfolio earns a 5% annual return; and



 -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.



                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $808         $1,149         $1,494         $2,594
Minimum...................................................      $714         $  857         $  990         $1,518



EXAMPLE 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.


ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                                  1             3             5              10
                                                                 YEAR         YEARS         YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum....................................................      $230         $708          $1,212         $2,594
Minimum....................................................      $128         $399          $  691         $1,518


                                 FFA- 12

TABLE OF EXPENSES -- FINANCIAL FREEDOM DEFERRED ANNUITIES AND INCOME ANNUITIES


    The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply.

--------------------------------------------------------------------------------


CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................      None
  Separate Account Early Withdrawal Charge (as a percentage
     of each purchase payment funding the withdrawal during
     the pay-in phase)......................................      None
  Exchange Fee..............................................      None
  Surrender Fee.............................................      None
  Account Reduction Loan Initiation Fee.....................    $75(1)
  Annual Account Reduction Loan Maintenance Fee (per loan
     outstanding)...........................................    $50(1)
  Transfer Fee..............................................      None


(1) EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN
    MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH
    QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE
    FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.
--------------------------------------------------------------------------------

    The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.


Annual Contract Fee (2).........................................................................     None
Separate Account Charge (as a percentage of your average account value) (3)
  General Administrative Expenses Charge........................................................     .20%
  Mortality and Expense Risk Charge.............................................................     .75%
  Total Separate Account Charge.........................  Current and Maximum Guaranteed Charge:     .95%


(2) A $20 ANNUAL CONTRACT FEE MAY BE IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN
    CIRCUMSTANCES.

(3) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT
    CHARGE WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE
    INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE
    ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES
    AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR
    THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME
    ANNUITIES.
--------------------------------------------------------------------------------


    The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity or the Income Annuity. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value, FI Value Leaders, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, State Street Research Large Cap Growth, Neuberger Berman Real Estate and Harris Oakmark International Portfolios which are Class E Portfolios, the Portfolios of the Fidelity VIP Funds which are Initial Class Portfolios and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund, the Fidelity VIP Funds and the American Funds fees and expenses are contained in their respective prospectuses.



                                                      MINIMUM    MAXIMUM
                                                      -------    -------
Total Annual Metropolitan Fund, Met Investors
  Fund, Calvert Fund, Fidelity VIP Funds and
  American Funds Operating Expenses for the fiscal
  year ending December 31, 2003 (expenses that are
  deducted from these Funds' assets include
  management fees, distribution fees (12b-1 fees)
  and other expenses).............................     0.29%      1.33%
After Waiver and/or Reimbursement of
  Expenses (4)(5)(6)..............................     0.29%      1.33%



(4) PURSUANT TO AN EXPENSE AGREEMENT, METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND/OR EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MET/PUTNAM VOYAGER PORTFOLIO                                     1.00
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO (CLASS E)        0.95
MFS INVESTORS TRUST PORTFOLIO                                    1.00


                                        FFA- 13

     THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO (EXCEPT FOR THE MET/PUTNAM VOYAGER PORTFOLIO) SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2005. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.


 (5) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2005, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: 1.10% FOR THE PIMCO PEA INNOVATION PORTFOLIO, 0.95% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO, 1.10% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 0.75% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 1.05% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, 0.90% FOR JANUS AGGRESSIVE GROWTH PORTFOLIO, 0.95% FOR MET/AIM MID CAP CORE EQUITY PORTFOLIO, 1.20% FOR HARRIS OAKMARK INTERNATIONAL PORTFOLIO AND 0.90% FOR NEUBERGER BERMAN REAL ESTATE PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.


 (6) "OTHER EXPENSES" ARE BASED ON THE PORTFOLIO'S MOST RECENT FISCAL YEAR. THE MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR CALVERT ASSET MANAGEMENT COMPANY, INC. AND THE
     ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CALVERT.

METROPOLITAN FUND ANNUAL EXPENSES
                                                                             C             A+B+C=D
                                                    A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003 (8)    MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)            FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio...........................            0.55         0.00         0.10             0.65
State Street Research Bond Income
  Portfolio (7)(10)...................            0.40         0.00         0.07             0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio...........................            0.25         0.00         0.09             0.34
Salomon Brothers Strategic Bond
  Opportunities Portfolio.............            0.65         0.00         0.16             0.81
MFS Total Return Portfolio (20).......            0.50         0.00         0.19             0.69
State Street Research Diversified
  Portfolio (7).......................            0.44         0.00         0.07             0.51
Davis Venture Value Portfolio (7).....            0.74         0.00         0.05             0.79
FI Value Leaders Portfolio (Class
  E) (7)(9)...........................            0.67         0.15         0.07             0.89
Harris Oakmark Large Cap Value
  Portfolio (7).......................            0.74         0.00         0.09             0.83
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(9).......            0.70         0.15         0.35             1.20
MetLife Stock Index Portfolio.........            0.25         0.00         0.06             0.31
MFS Investors Trust Portfolio (4)(17)...          0.75         0.00         0.36             1.11
State Street Research Investment Trust
  Portfolio (7).......................            0.49         0.00         0.07             0.56
Met/Putnam Voyager Portfolio (4)(7)...            0.80         0.00         0.27             1.07
State Street Research Large Cap Growth
  Portfolio (Class E) (7)(9)..........            0.73         0.15         0.07             0.95
T. Rowe Price Large Cap Growth
  Portfolio (7).......................            0.63         0.00         0.16             0.79
Harris Oakmark Focused Value
  Portfolio (7).......................            0.75         0.00         0.05             0.80
Neuberger Berman Partners Mid Cap Value
  Portfolio (7).......................            0.69         0.00         0.11             0.80
FI Mid Cap Opportunities
  Portfolio (7)(18)...................            0.69         0.00         0.08             0.77
MetLife Mid Cap Stock Index Portfolio...          0.25         0.00         0.15             0.40
State Street Research Aggressive Growth
  Portfolio (7).......................            0.73         0.00         0.08             0.81
State Street Research Aurora
  Portfolio (7).......................            0.85         0.00         0.08             0.93
Loomis Sayles Small Cap Portfolio (7)...          0.90         0.00         0.09             0.99

METROPOLITAN FUND ANNUAL EXPENSES
                                                                 D-E=F
                                                    E        TOTAL EXPENSES
for fiscal year ending December 31, 2003 (8)     WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)       REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio...........................             0.00           0.65
State Street Research Bond Income
  Portfolio (7)(10)...................             0.00           0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio...........................             0.00           0.34
Salomon Brothers Strategic Bond
  Opportunities Portfolio.............             0.00           0.81
MFS Total Return Portfolio (20).......             0.00           0.69
State Street Research Diversified
  Portfolio (7).......................             0.00           0.51
Davis Venture Value Portfolio (7).....             0.00           0.79
FI Value Leaders Portfolio (Class
  E) (7)(9)...........................             0.00           0.89
Harris Oakmark Large Cap Value
  Portfolio (7).......................             0.00           0.83
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(9).......             0.10           1.10
MetLife Stock Index Portfolio.........             0.00           0.31
MFS Investors Trust Portfolio (4)(17)...           0.11           1.00
State Street Research Investment Trust
  Portfolio (7).......................             0.00           0.56
Met/Putnam Voyager Portfolio (4)(7)...             0.07           1.00
State Street Research Large Cap Growth
  Portfolio (Class E) (7)(9)..........             0.00           0.95
T. Rowe Price Large Cap Growth
  Portfolio (7).......................             0.00           0.79
Harris Oakmark Focused Value
  Portfolio (7).......................             0.00           0.80
Neuberger Berman Partners Mid Cap Value
  Portfolio (7).......................             0.00           0.80
FI Mid Cap Opportunities
  Portfolio (7)(18)...................             0.00           0.77
MetLife Mid Cap Stock Index Portfolio...           0.00           0.40
State Street Research Aggressive Growth
  Portfolio (7).......................             0.00           0.81
State Street Research Aurora
  Portfolio (7).......................             0.00           0.93
Loomis Sayles Small Cap Portfolio (7)...           0.00           0.99


                                 FFA- 14

METROPOLITAN FUND ANNUAL EXPENSES
                                                                                    C             A+B+C=D
                                                           A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003 (8)           MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (continued)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio...                       0.25         0.00        0.22              0.47
Franklin Templeton Small Cap Growth
  Portfolio (4)(7)...                                    0.90         0.00        0.42              1.32
T. Rowe Price Small Cap Growth Portfolio (7)...          0.52         0.00        0.11              0.63
Scudder Global Equity Portfolio (7)...                   0.64         0.00        0.20              0.84
FI International Stock Portfolio (7)(19)...              0.86         0.00        0.23              1.09
Morgan Stanley EAFE(R) Index Portfolio...                0.30         0.00        0.41              0.71

METROPOLITAN FUND ANNUAL EXPENSES
                                                                        D-E=F
                                                           E        TOTAL EXPENSES
for fiscal year ending December 31, 2003 (8)            WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
Russell 2000(R) Index Portfolio...                       0.00            0.47
Franklin Templeton Small Cap Growth
  Portfolio (4)(7)...                                    0.17            1.15
T. Rowe Price Small Cap Growth Portfolio (7)...          0.00            0.63
Scudder Global Equity Portfolio (7)...                   0.00            0.84
FI International Stock Portfolio (7)(19)...              0.00            1.09
Morgan Stanley EAFE(R) Index Portfolio...                0.00            0.71


CALVERT FUND ANNUAL EXPENSES
                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003         MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets)             FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio (6)........      0.70             0.23              0.93
Calvert Social Mid Cap Growth
  Portfolio (6)(11)..........................      0.90             0.30              1.20

CALVERT FUND ANNUAL EXPENSES
                                                                  C-D=E
                                                              TOTAL EXPENSES
for fiscal year ending December 31, 2003             D            AFTER
(as a percentage of average net assets)        REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio (6)........      0.00            0.93
Calvert Social Mid Cap Growth
  Portfolio (6)(11)..........................      0.00            1.20


FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES
                                                                         B              A+B=C
                                                        A          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003            MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (12)           FEES        REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio.....              0.20             0.09              0.29
Fidelity VIP Investment Grade Bond Portfolio...       0.43             0.11              0.54
Fidelity VIP Equity-Income Portfolio (13)...          0.48             0.09              0.57
Fidelity VIP Growth Portfolio (13)......              0.58             0.09              0.67
Fidelity VIP Overseas Portfolio (13)....              0.73             0.17              0.90

FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES
                                                                     C-D=E
                                                                 TOTAL EXPENSES
for fiscal year ending December 31, 2003                D            AFTER
(as a percentage of average net assets) (12)      REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------  -----------------------------
Fidelity VIP Money Market Portfolio.....              0.00            0.29
Fidelity VIP Investment Grade Bond Portfolio...       0.00            0.54
Fidelity VIP Equity-Income Portfolio (13)...          0.00            0.57
Fidelity VIP Growth Portfolio (13)......              0.00            0.67
Fidelity VIP Overseas Portfolio (13)....              0.00            0.90


MET INVESTORS FUND ANNUAL EXPENSES
                                                                         C             A+B+C=D
                                                  A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003 (8)  MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)          FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (21)...........     0.50      0.00        0.09              0.59
Lord Abbett Bond Debenture
  Portfolio (5)(7)(10)(21)..................     0.60      0.00        0.10              0.70
Neuberger Berman Real Estate Portfolio
  (Class E) (5)(7)(9)(22)...................     0.70      0.15        0.41              1.26
Janus Aggressive Growth Portfolio
  (5)(7)(16)................................     0.78      0.00        0.12              0.90
Met/AIM Mid Cap Core Equity Portfolio (Class
  E) (5)(7)(9)(21)..........................     0.75      0.15        0.19              1.09
T. Rowe Price Mid-Cap Growth
  Portfolio (5)(15).........................     0.75      0.00        0.17              0.92
Met/AIM Small Cap Growth Portfolio (Class
  E) (5)(9).................................     0.90      0.15        0.20              1.25
Harris Oakmark International Portfolio
  (Class E) (5)(7)(9)(14)(21)...............     0.85      0.15        0.33              1.33
MFS Research International
  Portfolio (5)(7)..........................     0.80      0.00        0.31              1.11
PIMCO PEA Innovation Portfolio (5)..........     0.95      0.00        0.31              1.26

MET INVESTORS FUND ANNUAL EXPENSES
                                                                 D-E=F
                                                    E        TOTAL EXPENSES
for fiscal year ending December 31, 2003 (8)     WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)       REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (21)...........      0.00            0.59
Lord Abbett Bond Debenture
  Portfolio (5)(7)(10)(21)..................      0.00            0.70
Neuberger Berman Real Estate Portfolio
  (Class E) (5)(7)(9)(22)...................      0.21            1.05
Janus Aggressive Growth Portfolio
  (5)(7)(16)................................      0.01            0.89
Met/AIM Mid Cap Core Equity Portfolio (Class
  E) (5)(7)(9)(21)..........................      0.00            1.09
T. Rowe Price Mid-Cap Growth
  Portfolio (5)(15).........................      0.01            0.91
Met/AIM Small Cap Growth Portfolio (Class
  E) (5)(9).................................      0.05            1.20
Harris Oakmark International Portfolio
  (Class E) (5)(7)(9)(14)(21)...............      0.00            1.33
MFS Research International
  Portfolio (5)(7)..........................      0.02            1.09
PIMCO PEA Innovation Portfolio (5)..........      0.16            1.10


                                        FFA- 15

AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES
                                                                           C             A+B+C=D
                                                    A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (7)(9)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...          0.33      0.25         0.01             0.59
American Funds Growth Portfolio.........           0.37      0.25         0.02             0.64
American Funds Global Small Capitalization
  Portfolio.............................           0.80      0.25         0.03             1.08

AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES
                                                                   D-E=F
                                                      E        TOTAL EXPENSES
for fiscal year ending December 31, 2003           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (7)(9)  REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...            0.00           0.59
American Funds Growth Portfolio.........             0.00           0.64
American Funds Global Small Capitalization
  Portfolio.............................             0.00           1.08


 (7) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.

 (8) CERTAIN METROPOLITAN FUND AND MET INVESTORS FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, MET INVESTORS FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND MET INVESTORS FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE PROSPECTUS FOR EACH FUND FOR MORE INFORMATION.

 (9) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12b-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12b-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.

(10) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.


(11) "TOTAL EXPENSES" REFLECT AN INDIRECT FEE AND FEES BEFORE WAIVERS. INDIRECT FEES RESULT FROM THE PORTFOLIO'S OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE THE PORTFOLIO'S EXPENSES. NET OPERATING EXPENSES AFTER REDUCTIONS FOR FEES PAID INDIRECTLY AND FEE WAIVERS WOULD BE 1.17% FOR CALVERT SOCIAL MID CAP GROWTH.


(12) THE FIDELITY VIP FUNDS HAS A DISTRIBUTION AND SERVICE PLAN TO HELP PAY DISTRIBUTION COSTS (COMMONLY KNOWN AS A RULE 12B-1 PLAN). THESE PLANS PREVENT THE FIDELITY VIP FUNDS PORTFOLIOS FROM PAYING ANY SUCH COSTS. RATHER, FIDELITY & MANAGEMENT RESEARCH COMPANY ("FMR") MAY USE ITS MANAGEMENT FEE OR OTHER ASSETS TO PAY EXPENSES FOR SELLING SHARES OF THE FIDELITY VIP FUNDS PORTFOLIOS, INCLUDING EXPENSES OF THIRD PARTIES. FMR OR FIDELITY DISTRIBUTORS CORP. PAYS METLIFE FOR PROVIDING CERTAIN DISTRIBUTION AND SHAREHOLDERS SERVICES. FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. ALSO PAYS METLIFE FOR PROVIDING ADMINISTRATIVE SERVICES. YOU ARE NOT RESPONSIBLE FOR THESE FEES. FMR AND ITS AFFILIATES ABSORB THE FEES PAID TO METLIFE.

(13) ACTUAL OPERATING EXPENSES FOR THE FIDELITY VIP EQUITY-INCOME, GROWTH AND OVERSEAS PORTFOLIOS WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN ADDITION, BECAUSE THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES WERE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME. SEE THE FUND'S PROSPECTUS FOR MORE INFORMATION.


(14) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO.



(15) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.



(16) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.



(17) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.



(18) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.



(19) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.



(20) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE ASSETS OF THE FIDELITY VIP ASSET MANAGER PORTFOLIO OF THE FIDELITY VIP FUNDS WERE TRANSFERRED INTO THE MFS TOTAL RETURN PORTFOLIO OF THE METROPOLITAN FUND. THE FIDELITY VIP ASSET MANAGER PORTFOLIO IS NO LONGER AVAILABLE UNDER THE DEFERRED OR INCOME ANNUITIES. AT THAT TIME, CLASS A SHARES OF THE MFS TOTAL RETURN PORTFOLIO WERE ISSUED IN SUBSTITUTION FOR THE FIDELITY VIP ASSET MANAGER PORTFOLIO ASSETS THAT WERE TRANSFERRED.


                                 FFA- 16

(21) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGERS OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGERS BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
PIMCO TOTAL RETURN PORTFOLIO                                     0.02
LORD ABBETT BOND DEBENTURE PORTFOLIO                             0.03
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.02
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.09



(22) NEUBERGER BERMAN REAL ESTATE PORTFOLIO WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2004. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIO'S EXPENSES THROUGH DECEMBER 31, 2004.


EXAMPLES

The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   the underlying Portfolio earns a 5% annual return; and

 -- you surrender your Deferred Annuity or do not surrender your Deferred Annuity or you annuitize (elect a payout option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) (no early withdrawal charges are deducted).


                                                                  1             3             5              10
                                                                 YEAR         YEARS         YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum....................................................      $230         $708          $1,212         $2,594
Minimum....................................................      $126         $393          $  680         $1,496


                                        FFA- 17

 ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES

(For an accumulation unit outstanding throughout the period)



    These tables and bar charts show fluctuations in the Accumulation Unit Values for Enhanced Deferred Annuities for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES (a)    YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Fidelity Money Market Division (d)................ 2003      $15.17            $15.18             0
                                                   2002       15.06             15.17             0
                                                   2001       14.59             15.06             0
                                                   2000       13.86             14.59             0
                                                   1999       12.62             13.86             0
                                                   1998       12.24             12.62             0
                                                   1997       11.85             12.24             0
                                                   1996       11.46             11.85             0
                                                   1995       11.02             11.46             0
                                                   1994       10.72             11.02            12


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division (f)..... 2003       16.46             16.58            87
                                                   2002       15.40             16.46            92
                                                   2001       14.56             15.40             7

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


PIMCO Total Return Division (f)................... 2003       11.47             11.88           349
                                                   2002       10.57             11.47           283
                                                   2001       10.00             10.57            53

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


[LUCY WITH STOCK TICKER GRAPHIC]
                                 FFA- 18

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
State Street Research Bond Income Division (c).... 2003      $43.61            $45.73           282
                                                   2002       40.68             43.61           334
                                                   2001       37.87             40.68           413
                                                   2000       34.38             37.87           348
                                                   1999       35.52             34.38           393
                                                   1998       32.77             35.52           387
                                                   1997       30.13             32.77           314
                                                   1996       29.36             30.13           272
                                                   1995       24.79             29.36           213
                                                   1994       25.83             24.79           155


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Fidelity Investment Grade Bond Division........... 2003       21.36             22.17           478
                                                   2002       19.54             21.36           498
                                                   2001       18.19             19.54           497
                                                   2000       16.51             18.19           371
                                                   1999       16.84             16.51           356
                                                   1998       15.62             16.84           339
                                                   1997       14.46             15.62           235
                                                   1996       14.15             14.46           165
                                                   1995       12.17             14.15            89
                                                   1994       12.77             12.17            24


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Lehman Brothers(R) Aggregate Bond Index Division
  (g)............................................. 2003       12.69             13.02           663
                                                   2002       11.62             12.69           547
                                                   2001       10.92             11.62           628
                                                   2000        9.89             10.92           180
                                                   1999       10.12              9.89            99
                                                   1998       10.00             10.12             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                        FFA- 19

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Salomon Brothers Strategic Bond Opportunities
  Division (f).................................... 2003      $17.99            $20.06            50
                                                   2002       16.56             17.99            22
                                                   2001       15.65             16.56             1

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Lord Abbett Bond Debenture Division (e)(h)........ 2003       10.84             12.83           147
                                                   2002       10.80             10.84           155
                                                   2001       11.05             10.80           196
                                                   2000       11.26             11.05           156
                                                   1999        9.65             11.26           148
                                                   1998       10.53              9.65            89
                                                   1997       10.00             10.53            49


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Calvert Social Balanced Division.................. 2003       20.02             23.67           304
                                                   2002       23.01             20.02           319
                                                   2001       24.97             23.01           356
                                                   2000       26.02             24.97           299
                                                   1999       23.40             26.02           286
                                                   1998       20.32             23.40           250
                                                   1997       17.08             20.32           225
                                                   1996       15.31             17.08           179
                                                   1995       11.91             15.31           129
                                                   1994       12.43             11.91            90


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                 FFA- 20

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Fidelity Asset Manager Division (d)............... 2003      $21.47            $25.09          1,161
                                                   2002       23.75             21.47          1,237
                                                   2001       25.00             23.75          1,541
                                                   2000       26.27             25.00          1,455
                                                   1999       23.87             26.27          1,475
                                                   1998       20.94             23.87          1,439
                                                   1997       17.52             20.94          1,346
                                                   1996       15.44             17.52          1,118
                                                   1995       13.32             15.44          1,066
                                                   1994       14.32             13.32            728


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value

State Street Research Diversified Division........ 2003       33.95             40.55            610
                                                   2002       39.79             33.95            802
                                                   2001       42.89             39.79          1,092
                                                   2000       42.85             42.89            918
                                                   1999       39.79             42.85            902
                                                   1998       33.57             39.79            710
                                                   1997       28.11             33.57            515
                                                   1996       24.78             28.11            365
                                                   1995       19.69             24.78            333
                                                   1994       20.51             19.69            241


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


American Funds Growth -- Income Division (f)...... 2003       74.94             98.30             71
                                                   2002       92.64             74.94             41
                                                   2001       91.20             92.64              6

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                        FFA- 21

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Davis Venture Value Division (b).................. 2003      $22.86            $29.64            120
                                                   2002       27.60             22.86             95
                                                   2001       31.36             27.60             54
                                                   2000       30.70             31.36              7

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


FI Value Leaders Division (i)..................... 2003       19.59             24.60              3
                                                   2002       23.69             19.59              1


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Fidelity Equity-Income Division................... 2003       29.50             38.08          2,011
                                                   2002       35.86             29.50          2,137
                                                   2001       38.09             35.86          2,545
                                                   2000       35.46             38.09          2,428
                                                   1999       33.67             35.46          2,717
                                                   1998       30.45             33.67          2,790
                                                   1997       23.99             30.45          2,476
                                                   1996       21.19             23.99          1,775
                                                   1995       15.84             21.19          1,200
                                                   1994       15.02             15.84            513


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division (g)....... 2003        9.95             12.37            519
                                                   2002       11.70              9.95            521
                                                   2001        9.98             11.70            459
                                                   2000        8.96              9.98            100
                                                   1999        9.72              8.96             54
                                                   1998       10.00              9.72              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                 FFA- 22

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
State Street Research Large Cap Value Division
  (i)............................................. 2003      $ 7.95            $10.66             17
                                                   2002       10.00              7.95              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


MetLife Stock Index Division...................... 2003       29.70             37.72          3,139
                                                   2002       38.60             29.70          3,578
                                                   2001       44.36             38.60          4,277
                                                   2000       49.39             44.36          3,740
                                                   1999       41.28             49.39          3,697
                                                   1998       32.50             41.28          3,077
                                                   1997       24.83             32.50          2,504
                                                   1996       20.44             24.83          1,648
                                                   1995       15.07             20.44          1,062
                                                   1994       15.04             15.07            631


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


MFS Investors Trust Division (f).................. 2003        6.65              8.03             19
                                                   2002        8.42              6.65             11
                                                   2001       10.11              8.42              3

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


MFS Research Managers Division (f)(l)............. 2003        6.69              8.22              4
                                                   2002        8.90              6.69              2
                                                   2001       11.36              8.90              1

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                        FFA- 23

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
State Street Research Investment Trust Division... 2003      $ 49.99          $ 64.50            562
                                                   2002        68.31            49.99            763
                                                   2001        83.10            68.31            969
                                                   2000        89.41            83.10            880
                                                   1999        76.19            89.41            892
                                                   1998        60.00            76.19            803
                                                   1997        47.19            60.00            656
                                                   1996        38.99            47.19            436
                                                   1995        29.57            38.99            324
                                                   1994        30.85            29.57            197


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


American Funds Growth Division (f)................ 2003        93.21           126.32             60
                                                   2002       124.56            93.21             36
                                                   2001       153.64           124.56              7

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Fidelity Growth Division.......................... 2003        27.45            36.13          2,568
                                                   2002        39.65            27.45          2,699
                                                   2001        48.61            39.65          3,191
                                                   2000        55.12            48.61          3,041
                                                   1999        40.49            55.12          2,921
                                                   1998        29.30            40.49          2,484
                                                   1997        23.95            29.30          2,249
                                                   1996        21.08            23.95          1,757
                                                   1995        15.72            21.08          1,218
                                                   1994        15.87            15.72            641


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Janus Aggressive Growth Division (f)(i)........... 2003         5.34             6.88             63
                                                   2002         7.77             5.34             48
                                                   2001        10.00             7.77             34

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                 FFA- 24

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Met/Putnam Voyager Division (b)................... 2003      $ 3.50            $ 4.37           103
                                                   2002        4.97              3.50           141
                                                   2001        7.25              4.97           103
                                                   2000        9.82              7.25            23

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division (g)....... 2003        8.92             11.56           379
                                                   2002       11.73              8.92           373
                                                   2001       13.14             11.73           458
                                                   2000       13.33             13.14           286
                                                   1999       11.01             13.33            71
                                                   1998       10.00             11.01             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Harris Oakmark Focused Value Division (f)......... 2003       24.83             32.63           203
                                                   2002       27.50             24.83           186
                                                   2001       21.87             27.50            65

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value Division
  (g)............................................. 2003       13.73             18.57           388
                                                   2002       15.34             13.73           355
                                                   2001       15.88             15.34           353
                                                   2000       12.50             15.88           242
                                                   1999       10.73             12.50            61
                                                   1998       10.00             10.73             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                        FFA- 25

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
FI Mid Cap Opportunities Division (e)(m).......... 2003      $11.36            $15.14          2,447
                                                   2002       16.14             11.36          2,738
                                                   2001       26.00             16.14          3,246
                                                   2000       38.18             26.00          2,844
                                                   1999       17.29             38.18          1,964
                                                   1998       12.72             17.29            523
                                                   1997       10.00             12.72            167


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Met/AIM Mid Cap Core Equity Division (i).......... 2003        9.74             12.19              9
                                                   2002       11.43              9.74              1


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division (b).......... 2003        8.78             11.73            483
                                                   2002       10.41              8.78            338
                                                   2001       10.64             10.41            219
                                                   2000       10.00             10.64             72

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Calvert Social Mid Cap Growth Division............ 2003       19.16             25.00            252
                                                   2002       26.95             19.16            245
                                                   2001       30.98             26.95            284
                                                   2000       28.04             30.98            234
                                                   1999       26.46             28.04            143
                                                   1998       20.58             26.46            127
                                                   1997       16.81             20.58             80
                                                   1996       15.80             16.81             57
                                                   1995       11.43             15.80             18
                                                   1994       12.81             11.43              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                 FFA- 26

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
State Street Research Aggressive Growth
  Division........................................ 2003      $27.57            $38.45          1,082
                                                   2002       39.05             27.57          1,358
                                                   2001       51.71             39.05          1,667
                                                   2000       56.52             51.71          1,542
                                                   1999       42.82             56.52          1,462
                                                   1998       38.02             42.82          1,533
                                                   1997       35.98             38.02          1,572
                                                   1996       33.72             35.98          1,396
                                                   1995       26.29             33.72            997
                                                   1994       27.05             26.29            625


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


T. Rowe Price Mid-Cap Growth Division (f)......... 2003        4.68              6.36            126
                                                   2002        8.44              4.68             50
                                                   2001       10.00              8.44             12

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


State Street Research Aurora Division (b)......... 2003       10.98             16.34            480
                                                   2002       14.09             10.98            483
                                                   2001       12.27             14.09            251
                                                   2000       10.00             12.27             20

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Loomis Sayles Small Cap Division (b).............. 2003       18.27             24.70             66
                                                   2002       23.52             18.27             44
                                                   2001       26.04             23.52             29
                                                   2000       26.26             26.04              9

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                        FFA- 27

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Division (g)................ 2003      $ 9.61            $13.90            617
                                                   2002       12.19              9.61            511
                                                   2001       12.20             12.19            521
                                                   2000       12.81             12.20            285
                                                   1999       10.53             12.81            130
                                                   1998       10.00             10.53              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth Division
  (f)............................................. 2003        6.31              9.06             52
                                                   2002        8.82              6.31             22
                                                   2001       10.00              8.82             10

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Met/AIM Small Cap Growth Division (i)............. 2003        8.54             11.77             14
                                                   2002       11.27              8.54              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division (e)....... 2003        9.03             12.60            981
                                                   2002       12.43              9.03          1,033
                                                   2001       13.79             12.43          1,174
                                                   2000       15.32             13.79            959
                                                   1999       12.08             15.32            663
                                                   1998       11.79             12.08            657
                                                   1997       10.00             11.79            279


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                 FFA- 28

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Scudder Global Equity Division (e)................ 2003      $10.44            $13.49           440
                                                   2002       12.55             10.44           497
                                                   2001       15.10             12.55           602
                                                   2000       15.49             15.10           481
                                                   1999       12.49             15.49           361
                                                   1998       10.88             12.49           256
                                                   1997       10.00             10.88           120


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


FI International Stock Division................... 2003       10.85             13.76           567
                                                   2002       13.28             10.85           712
                                                   2001       16.88             13.28           848
                                                   2000       18.96             16.88           777
                                                   1999       16.43             18.96           818
                                                   1998       13.54             16.43           837
                                                   1997       13.99             13.54           853
                                                   1996       14.38             13.99           868
                                                   1995       14.40             14.38           814
                                                   1994       13.84             14.40           558


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Fidelity Overseas Division........................ 2003       13.85             19.68           684
                                                   2002       17.54             13.85           757
                                                   2001       22.47             17.54           894
                                                   2000       28.04             22.47           867
                                                   1999       19.85             28.04           724
                                                   1998       17.77             19.85           656
                                                   1997       16.08             17.77           647
                                                   1996       14.34             16.08           397
                                                   1995       13.20             14.34           197
                                                   1994       13.10             13.20            93


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                        FFA- 29

(For an accumulation unit outstanding throughout the period)


----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Harris Oakmark International Division (i)......... 2003      $ 8.89            $11.90            17
                                                   2002       10.63              8.89             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


MFS Research International Division (f)........... 2003        7.67             10.04            30
                                                   2002        8.75              7.67            14
                                                   2001       10.00              8.75             5

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


Morgan Stanley EAFE(R) Index Division (g)......... 2003        7.25              9.88           635
                                                   2002        8.77              7.25           514
                                                   2001       11.32              8.77           494
                                                   2000       13.36             11.32           194
                                                   1999       10.80             13.36            80
                                                   1998       10.00             10.80             0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


PIMCO PEA Innovation Division (f)................. 2003        3.65              5.71           208
                                                   2002        7.46              3.65            28
                                                   2001       10.00              7.46            11

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


American Funds Global Small Capitalization
  Division (h).................................... 2003       11.05             16.80           108
                                                   2002       13.78             11.05            25
                                                   2001       15.96             13.78             7

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

            Year End Accumulation Unit Value


                                 FFA- 30

(For an accumulation unit outstanding throughout the period)

----------------------------------------

(a)Not all investment divisions are offered under the various Enhanced Deferred Annuities.
(b)Inception Date: July 5, 2000.
(c)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(d)No longer offered under the Enhanced Deferred Annuities.
(e)Inception Date: March 3, 1997.
(f)Inception Date: May 1, 2001.
(g)Inception Date: November 9, 1998.
(h)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(i)Inception Date: May 1, 2002.
(k)The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.

(l)The assets in this investment division merged into the MFS Investors Trust Division prior to the opening of business on May 3, 2004. This investment division is no longer available under the Deferred Annuity.


(m)The investment division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulation Unit Values history presented here is that of the Janus Mid Cap Division.


                                        FFA- 31

 FINANCIAL FREEDOM DEFERRED ANNUITIES
(For an accumulation unit outstanding throughout the period)

These tables and bar charts show fluctuations in the Accumulation Unit Values for Financial Freedom Deferred Annuities for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements, or other reports (such as the annual report).


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Fidelity Money Market Division................... 2003      $15.17           $15.18            760
                                                  2002       15.06            15.17            887
                                                  2001       14.59            15.06          1,117
                                                  2000       13.86            14.59          1,119
                                                  1999       12.62            13.86            761
                                                  1998       12.24            12.62            148
                                                  1997       11.85            12.24             81
                                                  1996       11.46            11.85            101
                                                  1995       11.02            11.46             41
                                                  1994       10.72            11.02             26


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division (f).... 2003       16.46            16.58             53
                                                  2002       15.40            16.46             40
                                                  2001       14.56            15.40             19

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


PIMCO Total Return Division (f).................. 2003       11.47            11.88            199
                                                  2002       10.57            11.47             11
                                                  2001       10.00            10.57             14

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value



[LUCY WITH STOCK TICKER GRAPHIC]
                                 FFA- 32

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


State Street Research Bond Income Division
  (a)(b)......................................... 2003      $43.61           $45.73             56

                                                  2002       40.64            43.61             69

                                                  2001       37.87            40.64             52

                                                  2000       34.38            37.87             22

                                                  1999       35.52            34.38             20

                                                  1998       32.77            35.52             24

                                                  1997       30.13            32.77              5

                                                  1996       29.36            30.13              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value

Fidelity Investment Grade Bond Division.......... 2003       21.36            22.17            430

                                                  2002       19.54            21.36            414

                                                  2001       18.19            19.54            399

                                                  2000       16.51            18.19            245

                                                  1999       16.84            16.51            218

                                                  1998       15.62            16.84            218

                                                  1997       14.46            15.62            170

                                                  1996       14.15            14.46            133

                                                  1995       12.17            14.15            115

                                                  1994       12.77            12.17             72


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value

Lehman Brothers(R) Aggregate Bond Index Division
  (d)............................................ 2003       12.69            13.02            152

                                                  2002       11.62            12.69            131

                                                  2001       10.92            11.62             82

                                                  2000        9.89            10.92             26

                                                  1999       10.12             9.89              3

                                                  1998       10.00            10.12              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division (f)................................... 2003       17.99            20.06             31

                                                  2002       16.56            17.99              6

                                                  2001       15.65            16.56              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value



                                        FFA- 33

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Division (c)(g)....... 2003      $10.84           $12.83             84

                                                  2002       10.80            10.84             80

                                                  2001       11.05            10.80             65

                                                  2000       11.26            11.05             53

                                                  1999        9.65            11.26             50

                                                  1998       10.53             9.65             37

                                                  1997       10.00            10.53              8


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Calvert Social Balanced Division................. 2003       20.06            23.71            193

                                                  2002       23.05            20.06            178

                                                  2001       25.01            23.05            267

                                                  2000       26.06            25.01            238

                                                  1999       23.44            26.06            222

                                                  1998       20.35            23.44            183

                                                  1997       17.11            20.35            162

                                                  1996       15.34            17.11            120

                                                  1995       11.93            15.34             82

                                                  1994       12.45            11.93             56


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Fidelity Asset Manager Division (j).............. 2003       21.47            25.09            660

                                                  2002       23.75            21.47            632

                                                  2001       25.00            23.75            801

                                                  2000       26.27            25.00            787

                                                  1999       23.87            26.27            812

                                                  1998       20.94            23.87            815

                                                  1997       17.52            20.94            816

                                                  1996       15.44            17.52            742

                                                  1995       13.32            15.44            600

                                                  1994       14.32            13.32            511


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value




                                 FFA- 34

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
State Street Research Diversified Division (a)... 2003      $33.95           $40.55             72

                                                  2002       39.79            33.95             70

                                                  2001       42.89            39.79             76

                                                  2000       42.85            42.89             65

                                                  1999       39.79            42.85             59

                                                  1998       33.57            39.79             48

                                                  1997       28.11            33.57             20

                                                  1996       24.78            28.11              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


American Funds Growth -- Income Division (f)..... 2003       74.94            98.30             91

                                                  2002       92.64            74.94             27

                                                  2001       91.20            92.64              5


[GRAPHIC OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Davis Venture Value Division (e)................. 2003       22.86            29.64             70

                                                  2002       27.60            22.86             46

                                                  2001       31.36            27.60             29

                                                  2000       30.70            31.36             11


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value

FI Value Leaders Division (h).................... 2003       19.59            24.60              4

                                                  2002       23.69            19.59              1


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


                                        FFA- 35

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Division.................. 2003      $29.50           $38.08          1,135

                                                  2002       35.86            29.50          1,124

                                                  2001       38.09            35.86          1,330

                                                  2000       35.46            38.09          1,019

                                                  1999       33.67            35.46          1,036

                                                  1998       30.45            33.67            963

                                                  1997       23.99            30.45            906

                                                  1996       21.19            23.99            659

                                                  1995       15.84            21.19            445

                                                  1994       15.02            15.84            270


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value

Harris Oakmark Large Cap Value Division (d)...... 2003        9.95            12.37            270

                                                  2002       11.70             9.95            136

                                                  2001        9.98            11.70            103

                                                  2000        8.96             9.98             15

                                                  1999        9.72             8.96              6

                                                  1998       10.00             9.72              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value

State Street Research Large Cap Value Division
  (h)............................................ 2003        7.95            10.66              6

                                                  2002       10.00             7.95              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


                                 FFA- 36

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


MetLife Stock Index Division..................... 2003      $29.70           $32.17          1,368

                                                  2002       32.93            29.70          1,329

                                                  2001       37.84            32.93          1,515

                                                  2000       42.13            37.84          1,251

                                                  1999       35.21            42.13          1,245

                                                  1998       27.72            35.21            942

                                                  1997       21.18            27.72            799

                                                  1996       17.43            21.18            514

                                                  1995       12.86            17.43            310

                                                  1994       12.83            12.86            226


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value




MFS Investors Trust Division (f)................. 2003        6.65             8.03              8

                                                  2002        8.42             6.65              3

                                                  2001       10.11             8.42              1


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value



MFS Research Managers Division (f)(k)............ 2003        6.69             8.22             20

                                                  2002        8.90             6.69             17

                                                  2001       11.36             8.90              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value




                                        FFA- 37

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
State Street Research Investment Trust Division
  (a)............................................ 2003      $ 49.99         $ 64.50             71
                                                  2002        68.31           49.99             74
                                                  2001        83.10           68.31             79
                                                  2000        89.41           83.10             67
                                                  1999        76.19           89.41             65
                                                  1998        60.00           76.19             56
                                                  1997        47.19           60.00             32
                                                  1996        38.99           47.19              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


American Funds Growth Division (f)............... 2003        93.21          126.32             41
                                                  2002       124.56           93.21             30
                                                  2001       153.64          124.56              4

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value

Fidelity Growth Division......................... 2003        27.45           36.13          1,534
                                                  2002        39.65           27.45          1,486
                                                  2001        48.61           39.65          1,859
                                                  2000        55.12           48.61          1,636
                                                  1999        40.49           55.12          1,554
                                                  1998        29.30           40.49          1,363
                                                  1997        23.95           29.30          1,317
                                                  1996        21.08           23.95          1,058
                                                  1995        15.72           21.08            762
                                                  1994        15.87           15.72            508


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


                                 FFA- 38

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


Janus Aggressive Growth Division (f)(i).......... 2003      $  5.34         $  6.88             54
                                                  2002         7.77            5.34             26
                                                  2001        10.00            7.77             18

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


Met/Putnam Voyager Division (e).................. 2003         3.50            4.37             90
                                                  2002         4.97            3.50             58
                                                  2001         7.25            4.97             41
                                                  2000         9.82            7.25             14

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division (d)...... 2003         8.92           11.56            123
                                                  2002        11.73            8.92             88
                                                  2001        13.14           11.73            115
                                                  2000        13.33           13.14             82
                                                  1999        11.01           13.33             16
                                                  1998        10.00           11.01              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


Harris Oakmark Focused Value Division (f)........ 2003        24.83           32.63             94
                                                  2002        27.50           24.83             49
                                                  2001        21.87           27.50             24

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


                                        FFA- 39

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


Neuberger Berman Partners Mid Cap Value Division
  (d)............................................ 2003      $ 13.73         $ 18.57            131
                                                  2002        15.34           13.73            102
                                                  2001        15.88           15.34            106
                                                  2000        12.50           15.88             55
                                                  1999        10.73           12.50             10
                                                  1998        10.00           10.73              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


FI Mid Cap Opportunities Division (c)(l)......... 2003        11.36           15.14          1,117
                                                  2002        16.14           11.36          1,128
                                                  2001        26.00           16.14          1,304
                                                  2000        38.18           26.00            719
                                                  1999        17.29           38.18            450
                                                  1998        12.72           17.29            140
                                                  1997        10.00           12.72             52


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


Met/AIM Mid Cap Core Equity Division (h)......... 2003         9.74           12.19              9
                                                  2002        11.43            9.74              1

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division (e)......... 2003         8.78           11.73            142
                                                  2002        10.41            8.78             88
                                                  2001        10.64           10.41             59
                                                  2000        10.00           10.64             19

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


                                 FFA- 40

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


Calvert Social Mid Cap Growth Division........... 2003      $ 19.16         $ 25.00            151
                                                  2002        26.95           19.16            144
                                                  2001        30.98           26.95            218
                                                  2000        28.04           30.98            160
                                                  1999        26.46           28.04            145
                                                  1998        20.58           26.46            133
                                                  1997        16.81           20.58            118
                                                  1996        15.80           16.81            108
                                                  1995        11.43           15.80             62
                                                  1994        12.81           11.43             44


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


State Street Research Aggressive Growth Division
  (a)............................................ 2003        27.57           38.45             96
                                                  2002        39.05           27.57             71
                                                  2001        51.71           39.05             67
                                                  2000        56.52           51.71             45
                                                  1999        42.82           56.52             24
                                                  1998        38.02           42.82             22
                                                  1997        35.98           38.02             14
                                                  1996        33.72           35.98              3


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


T. Rowe Price Mid-Cap Growth Division (f)........ 2003         4.68            6.36             90
                                                  2002         8.44            4.68             75
                                                  2001        10.00            8.44             28

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


State Street Research Aurora Division (e)........ 2003        10.98           16.34            279
                                                  2002        14.09           10.98            165
                                                  2001        12.27           14.09            102
                                                  2000        10.00           12.27             19

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


                                        FFA- 41

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


Loomis Sayles Small Cap Division (e)............. 2003      $ 18.27         $ 24.70             15
                                                  2002        23.52           18.27             15
                                                  2001        26.04           23.52             11
                                                  2000        26.26           26.04              2

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


Russell 2000(R) Index Division (d)............... 2003         9.61           13.90            158
                                                  2002        12.19            9.61            162
                                                  2001        12.20           12.19            132
                                                  2000        12.81           12.20             75
                                                  1999        10.53           12.81             30
                                                  1998        10.00           10.53              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth Division
  (f)............................................ 2003         6.31            9.06             32
                                                  2002         8.82            6.31             13
                                                  2001        10.00            8.82              9


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Met/AIM Small Cap Growth Division (h)............ 2003         8.54           11.77              6
                                                  2002        11.27            8.54              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


                                 FFA- 42

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Division (c)...... 2003      $  9.03         $ 12.60            629
                                                  2002        12.43            9.03            610
                                                  2001        13.79           12.43            602
                                                  2000        15.32           13.79            425
                                                  1999        12.08           15.32            317
                                                  1998        11.79           12.08            242
                                                  1997        10.00           11.79            108


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Scudder Global Equity Division (c)............... 2003        10.44           13.49            295
                                                  2002        12.55           10.44            270
                                                  2001        15.10           12.55            316
                                                  2000        15.49           15.10            212
                                                  1999        12.49           15.49            178
                                                  1998        10.88           12.49            146
                                                  1997        10.00           10.88             56


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


FI International Stock Division (a).............. 2003        10.85           13.76             71
                                                  2002        13.28           10.85             67
                                                  2001        16.88           13.28             52
                                                  2000        18.96           16.88             36
                                                  1999        16.43           18.96             24
                                                  1998        13.54           16.43             22
                                                  1997        13.99           13.54             10
                                                  1996        14.38           13.99              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value



                                        FFA- 43

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


Fidelity Overseas Division....................... 2003      $ 13.85         $ 19.68            488
                                                  2002        17.54           13.85            447
                                                  2001        22.47           17.54            577
                                                  2000        28.04           22.47            560
                                                  1999        19.85           28.04            513
                                                  1998        17.77           19.85            486
                                                  1997        16.08           17.77            508
                                                  1996        14.34           16.08            365
                                                  1995        13.20           14.34            259
                                                  1994        13.10           13.20            197


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value




Harris Oakmark International Division (h)........ 2003         8.89           11.90              9
                                                  2002        10.63            8.89              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value

MFS Research International Division (f).......... 2003         7.67           10.04             24
                                                  2002         8.75            7.67             15
                                                  2001        10.00            8.75              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


Morgan Stanley EAFE(R) Index Division (d)........ 2003         7.25            9.88            102
                                                  2002         8.77            7.25             78
                                                  2001        11.32            8.77             68
                                                  2000        13.36           11.32             44
                                                  1999        10.80           13.36             11
                                                  1998        10.00           10.80              0


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


                                 FFA- 44

(For an accumulation unit outstanding throughout the period)


--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


PIMCO PEA Innovation Division (f)................ 2003      $  3.65         $  5.71             64
                                                  2002         7.46            3.65              5
                                                  2001        10.00            7.46              5


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


           Year End Accumulation Unit Value


American Funds Global Small Capitalization
  Division (f)................................... 2003        11.05           16.80             40
                                                  2002        13.78           11.05             18
                                                  2001        15.96           13.78              4

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

           Year End Accumulation Unit Value


----------------------------------------

(a)Inception Date: May 1, 1996.
(b)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(c)Inception Date: March 3, 1997.
(d)Inception Date: November 9, 1998.
(e)Inception Date: July 5, 2000.
(f)Inception Date: May 1, 2001.
(g)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(h)Inception Date: May 1, 2002.
(i)The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(j)No longer offered in the Financial Freedom Deferred Annuities.

(k)The assets in this investment division merged into the MFS Investors Trust Division prior to the opening of business on May 3, 2004. This investment division is no longer available under the Deferred Annuity.


(l)The investment division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulation Unit Values history presented here is that of the Janus Mid Cap Division.


                                        FFA- 45

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve approximately 13 million households in the U.S. and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies have insurance operations in 10 countries serving approximately 8 million customers.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Enhanced Preference Plus Account and Financial Freedom Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

[SNOOPY AND WOODSTOCK]
FFA- 46

VARIABLE ANNUITIES

There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY

You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

All TSA, PEDC, 403(a) and IRA arrangements receive tax deferral under the Internal Revenue Code and/or the plan. There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.

                                   [SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]
The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to an employer, association, trust or other group for its employees, members or participants.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
                                                                         FFA- 47

AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment option suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of income payment type you choose, your investment choices and the amount of your purchase payment.

YOUR INVESTMENT CHOICES


The Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAI for each fund is available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. If any of the Calvert Fund or Fidelity VIP Funds' Portfolios are available to you, then you will also receive their prospectuses as appropriate. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and the Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds Portfolios, which are Class 2, and the following Portfolios: FI Value Leaders (formerly FI Structured Equity), State Street Research Large Cap Value, Harris Oakmark International, Met/AIM Mid Cap Core Equity, Neuberger Berman Real Estate, State Street Research Large Cap Growth and Met/AIM Small Cap Growth, which are all Class E.


Starting with the most conservative Portfolio, the investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.


   While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.
FFA- 48

Fidelity Money Market Portfolio        Seeks a high level of current income
                                       as is consistent with preservation of
                                       capital and liquidity
Salomon Brothers U.S. Government       Seeks to maximize total return
  Portfolio                            consistent with preservation of
                                       capital and maintenance of liquidity
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of
                                       capital and prudent investment
                                       management
State Street Research Bond Income      Seeks competitive total return
  Portfolio                            primarily from investing in
                                       fixed-income securities
Fidelity Investment Grade Bond         Seeks a high level of current income
  Portfolio                            as is consistent with preservation of
                                       capital
Lehman Brothers(R) Aggregate Bond      Seeks to equal the performance of the
  Index Portfolio                      Lehman Brothers Aggregate Bond Index
Salomon Brothers Strategic Bond        Seeks long-term growth of capital
  Opportunities Portfolio
Lord Abbett Bond Debenture Portfolio   Seeks to provide high current income
                                       and the opportunity for capital
                                       appreciation to produce a high total
                                       return
Calvert Social Balanced Portfolio      Seeks to achieve a competitive total
                                       return
MFS Total Return Portfolio             Seeks a favorable total return
                                       through investment in a diversified
                                       portfolio
State Street Research Diversified      Seeks high total return while
  Portfolio                            attempting to limit investment risk
                                       and preserve capital
Neuberger Berman Real Estate           Seeks total return through investment
  Portfolio                            in real estate securities,
                                       emphasizing both capital appreciation
                                       and current income
American Funds Growth-Income           Seeks capital appreciation and income
  Portfolio
Davis Venture Value Portfolio's        Seeks growth of capital
FI Value Leaders Portfolio             Seeks long-term growth of capital
Fidelity Equity-Income Portfolio       Seeks reasonable income
Harris Oakmark Large Cap Value         Seeks long-term capital appreciation
  Portfolio
State Street Research Large Cap Value  Seeks long-term growth of capital
  Portfolio
MetLife Stock Index Portfolio          Seeks to equal the performance of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index
MFS Investors Trust Portfolio          Seeks long-term growth of capital
                                       with a secondary objective to seek
                                       reasonable current income
State Street Research Investment       Seeks long-term growth of capital and
  Trust Portfolio                      income
American Funds Growth Portfolio        Seeks capital appreciation through
                                       stocks
Fidelity Growth Portfolio              Seeks capital appreciation
Janus Aggressive Growth Portfolio      Seeks long-term growth of capital
Met/Putnam Voyager Portfolio           Seeks capital appreciation
State Street Research Large Cap        Seeks long-term growth of capital
  Growth Portfolio
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital
  Portfolio                            and, secondarily, dividend income
Harris Oakmark Focused Value           Seeks long-term capital appreciation
  Portfolio
Neuberger Berman Partners Mid Cap      Seeks capital growth
  Value Portfolio
FI Mid Cap Opportunities Portfolio     Seeks long-term growth of capital



The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option.

The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.






                                    [SNOOPY READING MENU GRAPHIC]
                                                                         FFA- 49

Met/AIM Mid Cap Core Equity Portfolio  Seeks long-term growth of capital
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the
                                       Standard & Poor's(R) MidCap 400
                                       Composite Stock Price Index
Calvert Social Mid Cap Growth          Seeks long-term capital appreciation
  Portfolio
State Street Research Aggressive       Seeks maximum capital appreciation
  Growth Portfolio
T. Rowe Price Mid-Cap Growth           Seeks long-term growth of capital
  Portfolio
State Street Research Aurora           Seeks high total return, consisting
  Portfolio                            principally of capital appreciation
Loomis Sayles Small Cap Portfolio      Seeks long-term capital growth from
                                       investments in common stocks or other
                                       equity securities
Russell 2000(R) Index Portfolio        Seeks to equal the return of the
                                       Russell 2000 Index
Franklin Templeton Small Cap Growth    Seeks long-term growth of capital
  Portfolio
Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital
T. Rowe Price Small Cap Growth         Seeks long-term growth
  Portfolio
Scudder Global Equity Portfolio        Seeks long-term growth of capital
FI International Stock Portfolio       Seeks long-term growth of capital
Fidelity Overseas Portfolio            Seeks long-term growth of capital
Harris Oakmark International           Seeks long-term capital appreciation
  Portfolio
MFS Research International Portfolio   Seeks capital appreciation
Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the
  Portfolio                            MSCI EAFE Index
PIMCO PEA Innovation Portfolio         Seeks capital appreciation; no
                                       consideration is given to income
American Funds Global Small            Seeks capital appreciation through
  Capitalization Portfolio             stocks


Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.

*   Some of the investment divisions are not approved in your state.

* For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Fund, Fidelity VIP Funds and American Funds Portfolios are made available

FFA- 50
by the funds only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. The Portfolios of the Calvert Fund pay Calvert Asset Management Company, Inc. a monthly fee for its services as their investment manager. Similarly, the Portfolios of the Fidelity VIP Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described, as applicable, in the Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds prospectuses and SAIs.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or Met Investors Fund. The risks of these arrangements are also discussed in each fund's prospectus.

                                                                         FFA- 51

DEFERRED ANNUITIES

This Prospectus describes the following kinds of Deferred Annuities under which you can accumulate money:

Financial Freedom         Enhanced Preference
Account:                  Plus Account:
* TSA (Tax Sheltered      * TSA (Tax Sheltered
  Annuity)                  Annuity)
* 403(a) (Qualified       * 403(a) (Qualified
  annuity plans under       annuity plans under
  sec.403(a))               sec.403(a))
* Non-Qualified (for      * PEDC (Public Employee
  certain deferred          Deferred Compensation)
  arrangements and        * Traditional IRA
  plans)                    (Individual Retirement
                            Annuities)
                          * Non-Qualified
                          * Non-Qualified (for
                            certain deferred
                            arrangements and
                            plans)

[LINUS BUILDING SAND CASTLE]

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefits plans, and for Financial Freedom Deferred Annuities only, sec.415(m) qualified governmental excess benefit arrangements. The Non-Qualified Deferred Annuities for sec.457(e)(11) severance and death benefit plans have special tax risks. We no longer offer sec.457(e)(11) severance and death benefit plans but will accept purchase payments for those already issued.

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).


These Deferred Annuities are issued to a group. You are then a participant under the group's Deferred Annuity.
FFA- 52

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.

The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. Also, the Deferred Annuity may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix II for specific information which applies to you.

AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to you for Enhanced Deferred Annuities. The Equity Generator is the only investment strategy available for Financial Freedom Deferred Annuities. These investment strategies, if available to you, are without any additional charges. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any of your earnings.

THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the values of each equal. Say you choose the MetLife Stock Index Division. If over


We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.


[SAFE GRAPHIC]


[SCALE GRAPHIC]

                                                                         FFA- 53
the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(SM): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment.

For Non-Qualified Deferred Annuities for certain deferred arrangements or plans (except those for sec.415(m) arrangements), we may require that each purchase payment be at least $2,000. In addition, we may require that your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.


                                                    [PIE CHART GRAPHIC]
                                                        [GLOBE GRAPHIC]
                                                   [HOUR GLASS GRAPHIC]
 You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
FFA- 54

Unless limited by tax law, you may continue to make purchase payments under Enhanced Deferred Annuities while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction.

In the case of TSA Deferred Annuity money being transferred from a fixed account of another insurance company where you did not have access to your money because the company was being rehabilitated or liquidated, we may add additional money to the amount transferred to us to reflect the earlier lack of access.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61 (except for an Enhanced PEDC Deferred Annuity).

*   A withdrawal based on your leaving your job.

* Receiving systematic termination payments (described later) from both the Separate Account and Fixed Interest Account.

*   For TSA and 403(a) Deferred Annuities if you should leave your job.

                                                                         FFA- 55

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value


                                                    [WOODSTOCK GRAPHIC]


                                                  [GIRL ADDING GRAPHIC]
FFA- 56

TRANSFERS
You may make tax-free transfers between investment divisions orbetween the investment divisions and the Fixed Interest Account. Such transfers are free of any early withdrawal charges to you, except under certain Financial Freedom Deferred Annuities where you may incur early withdrawal charges, if applicable, for money transferred from the Fixed Interest Account to the investment divisions. Some additional restrictions may also apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment division(s) (or Fixed Interest Account) from which you want the money to be transferred;

* The investment division(s) (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


We have policies and procedures that attempt to detect transfer/reallocation activity that may adversely affect other contract holders or participants/annuitants or Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more contract holders or participants/annuitants (i.e., market timing). We employ various means to try to detect such transfer/reallocation activity, such as periodically examining the number of transfers/reallocations and/or the number of "round trip" transfers/reallocations into and out of particular investment divisions made by contract holders and participants/annuitants within given periods of time and/or investigating transfer/reallocation activity identified by our MetLife Designated Office or the Funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders and participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the Deferred Annuity. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and investment divisions and may be more restrictive with regard to certain contracts or investment divisions than others. Accordingly, there is no assurance that we can prevent all transfer/reallocation activity that may adversely affect



You may transfer money within your contract. You will not incur current taxes on your earnings.

                                                                         FFA- 57
contract holders or participants/annuitants or Fund shareholders. In addition, we cannot guarantee that the Funds will not be harmed by transfer/reallocation activity related to other insurance companies and/or retirement plans that may invest in the Funds.



Our policies and procedures may result in restrictions being applied to contract holders or participants/annuitants. These restrictions may include:



* requiring you to send us by U.S. mail a signed, written request to make transfers/reallocations;



*   collecting a Fund redemption fee;



* denying a transfer/reallocation request from an authorized third party acting on behalf of multiple contract holders or participants/annuitants; and



* imposing other limitations and modifications where we determine that exercise of the ability to make transfers/reallocations may create a disadvantage to other contract holders or participants/annuitants (including, but not limited to, imposing a minimum time period between each transfer/reallocation).



If restrictions are imposed on a contract holder or participant/annuitant, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



In accordance with applicable law, we reserve the right to modify or terminate the ability to make transfers/reallocations at any time. We also reserve the right to defer or restrict the ability to make transfers/reallocations at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the Fund prospectuses for more details.


Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.



       Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.
FFA- 58

ACCESS TO YOUR MONEY

You may withdraw either all or a part of your Account Balance fromthe Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the Internal Revenue Service as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each investment division and the Fixed Interest Account in which you then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the investment divisions and the Fixed Interest Account in which you then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

[CHARLIE BROWN IN MONEY JAR GRAPHIC]

                                                                         FFA- 59

SYSTEMATIC WITHDRAWAL PROGRAM FOR ENHANCED TSA AND IRA AND FINANCIAL FREEDOM TSA AND 403(a) DEFERRED ANNUITIES

If we agree and if approved in your state for only Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties, and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. For the Enhanced TSA and Financial Freedom TSA and 403(a) Deferred Annuities, if you elect to receive payments through this program, you must have no loan outstanding from the Fixed Interest Account and you must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities before you reach age 59 1/2.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.


CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.


     We will withdraw your Systematic Withdrawal Program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request. For the Enhanced TSA and Financial Freedom TSA and
        403(a) Deferred Annuities, if you elect to receive payments through this program, you must have no loan outstanding from the Fixed Interest Account and you must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and
                          403(a) Deferred Annuities before you reach age 59 1/2.



                                 [SNOOPY AND FLYING WOODSTOCKS GRAPHIC]
FFA- 60

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

Although, early withdrawal charges do not apply to Systematic Withdrawal Program payments from your Financial Freedom Deferred Annuity Separate Account balance, early withdrawal charges may apply to Systematic Withdrawal Program payments from your Fixed Interest Account balance.

Participation in the Systematic Withdrawal Program is subject to our administrative procedures.
MINIMUM DISTRIBUTION
In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. For the Enhanced TSA and IRA Deferred Annuities, rather than receiving your minimum required distribution in one annual lump-sum payment, you


If you would like to receive your Systematic Withdrawal Program payment by the first of the month, you should request that the payment date be the 20th of the prior month.

Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.

                                                                         FFA- 61
may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year.

ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If your plan or group of which you are a participant or member permits account reduction loans, and you take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each investment division and the Fixed Interest Account in which you then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.


CHARGES

There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).


The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit
                                                                          Value.
  MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.
FFA- 62

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of the shares available to the Deferred Annuities have 12b-1 fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations."These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain states, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the states where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.



[WOODSTOCK TYPING GRAPHIC]

                                                                         FFA- 63

EARLY WITHDRAWAL CHARGES FOR TSA, 403(a), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for the TSA, 403(a), Non-Qualified, PEDC and IRA Enhanced Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown; keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                                       DURING PURCHASE PAYMENT YEAR
                            ---------------------------------------------------
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.


      We do not include your earnings when calculating early withdrawal charges.
        However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings. You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago. For Financial Freedom and certain
Non-Qualified Enhanced Deferred Annuities, early withdrawal charges do not apply to the Separate Account. However, these charges may apply to withdrawals from the Fixed Interest Account and to transfers from the Fixed Interest Account into the investment divisions.
FFA- 64

Because of the reduced sales costs for certain Enhanced Deferred Annuities, there are no early withdrawal charges.

For certain deferred arrangements and plans, you pay no early withdrawal charges on withdrawals from Financial Freedom Deferred Annuities and Non-Qualified Enhanced Deferred Annuities.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES FOR TSA, 403(a), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet one of the following conditions listed below.

You do not pay an early withdrawal charge:

*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If your contract permits and if your spouse is substituted as the purchaser of the Deferred Annuity and continues the contract, that portion of the Account Balance that is equal to the "step up" portion of the death benefit.

* If you withdraw up to 20% (10% for certain TSA Enhanced Deferred Annuities) of your Account Balance each Contract Year. This 20% (or 10%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 20% (or 10%) will you have to pay early withdrawal charges.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exemption does not apply if you have a Non-Qualified Deferred Annuity or if the withdrawal is to satisfy
    Section 72(t) requirements under the Internal Revenue Code.

* If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.




           [FRANKLIN WITH MAGNIFYING GLASS GRAPHIC]
Early withdrawal charges never apply to transfers among investment divisions or transfers to the Fixed Interest Account.

                                                                         FFA- 65

* Systematic Termination. For all Deferred Annuities except certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities, if the contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early withdrawal charges. You may ask to receive your money in annual installments based on the following percentages of your Account Balance for that year's withdrawal:

  CONTRACT
    YEAR
   1*        2    3        4         5
   20%      25%  33 1/3%  50%    remainder
  * Less that Contract Year's withdrawals.

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you begin at the beginning of the schedule listed above.

* If you are disabled and you request a total withdrawal. Disability is as defined in the Federal Social Security Act.

*   If you retire:

     -- For the Non-Qualified and certain PEDC Enhanced Deferred Annuities, if you retire.

     -- For certain TSA Enhanced Deferred Annuities, if you have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your contract must have been in existence for 10 years prior to the requested withdrawal.

     -- For certain TSA, PEDC and 403(a) Enhanced Deferred Annuities, if you also have participated for at least 10 consecutive years unless you retire according to the definition of retirement stated in your plan. Participated for at least 10 consecutive years means that your contract must have been in existence for 10 years prior to the requested withdrawal.

* If you leave your job with the employer that bought the Deferred Annuity. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If your plan terminates and the withdrawal is transferred into another annuity contract we issue. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If your plan provides payment on account of hardship and you suffer from an unforeseen hardship. (Except for certain TSA, 403(a), Non-Qualified and IRA Enhanced Deferred Annuities.) For

FFA- 66
    certain TSA Enhanced Deferred Annuities, you must only have suffered an unforeseen hardship.

* If you make a direct transfer to other investment vehicles we have pre-approved. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If you withdraw money under a plan provision which we have pre-approved. (Except for certain TSA, Non-Qualified, PEDC and IRA Enhanced Deferred Annuities.)

* If the plan or group of which you are a participant or member permits account reduction loans, you take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts intoa Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transferred amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract.

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*   Amounts transferred on or after January 1, 1996:


     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%



[WOODSTOCK GRAPHIC]

                                                                         FFA- 67

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK

You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT

One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name the beneficiary(ies) under the following Deferred Annuities:


*   Enhanced TSA

*   Enhanced Non-Qualified

*   Enhanced 403(a)

*   Enhanced Traditional IRA

*   Financial Freedom TSA

*   Financial Freedom 403(a)

For the following Deferred Annuities the trustee receives the death benefit:

*   Non-Qualified Deferred Annuity for
     --   sec.457(f) deferred compensation plan

     --   sec.451 deferred fee arrangements

     --   sec.451 deferred compensation plans

     --   sec.457(e)(11) severance and death benefit plans

     --   sec.415(m) qualified governmental excess benefit arrangements




                                                 [GIRL READING GRAPHIC]
FFA- 68

* For PEDC Deferred Annuities, the employer or trustee receives the death benefit.

The death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

In each case, we deduct the amount of any outstanding loans from the death benefit.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment.

If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities) and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities), the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

                                                                         FFA- 69

PAY-OUT OPTIONS (OR INCOME OPTIONS)

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and outstanding loans), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. Generally, you may defer receiving payments for up to one year after you have chosen your pay-out option. The variable pay-out option may not be available in all states.

When considering whether to select a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment; and

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the contract supplement to your Deferred Annuity will tell you when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable income option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.


 The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.

   Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.

FFA- 70

INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

Using proceeds from the following types of arrangements, you may purchase the following types of Income Annuities to receive immediate payments:

Financial Freedom Account:           Enhanced Preference Plus Account:
*  TSA                               *  TSA
*  403(a)                            *  403(a)
*  Non-Qualified (for certain        *  PEDC
deferred arrangements and            *  Traditional IRA
plans)                               *  Non-Qualified
                                     *  Non-Qualified (for certain
                                     deferred arrangements and plans)

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefits plans, and sec.415(m) qualified governmental excess benefit arrangements. The Deferred Annuities for sec.457(e)(11) severance and death benefit plans have special tax risks. We no longer offer the Non-Qualified Deferred Annuities for sec.457(e)(11) severance and death benefit plans but will accept a purchase payment for those already issued.

If your retirement plan has purchased an Income Annuity, then your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We


[SNOOPY SUNBATHING GRAPHIC]

You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.

                                                                         FFA- 71
will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES

Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.


There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who may receive continuing payments or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments.

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.
LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected


            Many times the Owner and the Annuitant are the same person. When deciding how to receive income, consider:

- The amount of income you need;

- The amount you expect to receive from other sources;

- The growth potential of other investments; and


- How long you would like your income to last.

FFA- 72
when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.
ALLOCATION
You decide what portion of your income payment is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.



[SNOOPY ON BEACH GRAPHIC]

The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.

                                                                         FFA- 73

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount the investment experience of your chosen investment division exceeds the AIR and Separate Account charge (the net investment return). Likewise, your next payment will decrease to the approximate extent the investment experience of your chosen investment divisions is less than the AIR. A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity


                 The AIR is stated in your contract and may range from 3% to 6%. FFA- 74

Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATIONS

You may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

For us to process a reallocation, you must tell us:

*   The percentage or of the income payment to be reallocated;

* The investment divisions (or Fixed Income Option) (and the percentages allocated to each) to which you want to reallocate; and

*   The investment division from which you want to reallocate.

We may require that you use our forms to make reallocations.


We have policies and procedures that attempt to detect transfer/reallocation activity that may adversely affect other contract holders or participants/annuitants or Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more contract holders or participants/annuitants (i.e., market timing). We employ various means to try to detect such transfer/reallocation activity, such as periodically examining the number of transfers/reallocations and/or the number of "round trip" transfers/reallocations into and out of particular investment divisions made by contract holders and participants/annuitants within given periods of time and/or investigating transfer/reallocation activity identified by our MetLife Designated Office or the Funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders and participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the Income Annuity. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and investment divisions and may be more restrictive with regard to certain contracts or investment



[WOODSTOCK GRAPHIC]

Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division.

                                                                         FFA- 75
divisions than others. Accordingly, there is no assurance that we can prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants or Fund shareholders. In addition, we cannot guarantee that the Funds will not be harmed by transfer/reallocation activity related to other insurance companies and/or retirement plans that may invest in the Funds.



Our policies and procedures may result in restrictions being applied to contract holders or participants/annuitants. These restrictions may include:



* requiring you to send us by U.S. mail a signed, written request to make transfers/reallocations;



*   collecting a Fund redemption fee;



* denying a transfer/reallocation request from an authorized third party acting on behalf of multiple contract holders or participants/annuitants; and



* imposing other limitations and modifications where we determine that exercise of the ability to make transfers/reallocations may create a disadvantage to other contract holders or participants/annuitants (including, but not limited to, imposing a minimum time period between each transfer/reallocation).



If restrictions are imposed on a contract holder or participant/annuitant, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



In accordance with applicable law, we reserve the right to modify or terminate the ability to make transfers/reallocations at any time. We also reserve the right to defer or restrict the ability to make transfers/reallocations at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the Fund prospectuses for more details.


Your reallocation request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other reallocations in good order will be processed our next business day.


CONTRACT FEE

There is no contract fee under the Income Annuities.

CHARGES

There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

*   Insurance-related charge; and
*   Investment-related charge.


The charges you pay will not reduce the number of annuity units credited to you.
         Instead, we deduct the charges when calculating the Annuity Unit Value.

FFA- 76

INSURANCE-RELATED CHARGE


You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.


General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart that shows the states where premium taxes are charged and the amount of these taxes is in the Appendix.

We also reserve the right to deduct from purchase payments, account balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments, at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

                                                                         FFA- 77

FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order. If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS


Send your purchase payments by check or money order made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.


Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

*   On a day when the Accumulation Unit/Annuity Unit Value is not calculated, or
*   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.


We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep



                                                 [LUCY READING GRAPHIC]
  You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.

   Generally, your requests including subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.

FFA- 78
your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities and the Non-Qualified Financial Freedom Deferred Annuity for 415(m) qualified governmental excess benefit arrangements are confirmed quarterly. Unless you inform us of errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS


We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time without prior notice. We reserve the right not to accept requests for transactions by facsimile.


If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.
BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the


[CHARLIE BROWN WITH LETTER GRAPHIC]


[CHARLIE BROWN ON PHONE GRAPHIC]

                                                                         FFA- 79
transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.


We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.


Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions, and performance of systems.

We are not responsible or liable for:

* any inaccuracy, errors, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.


FFA- 80

VALUATION--SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/ Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.



[SNOOPY AS TOWN CRIER GRAPHIC]

All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

                                                                         FFA- 81

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

FFA- 82

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transactions permitted.

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

                                                                         FFA- 83

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefit plans and the TSA Deferred Annuity and Income Annuities under which the employer retains all rights, we will provide you with the number of copies of voting instructions soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund, Calvert Fund, Fidelity VIP Funds or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES
All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.




                                           [SNOOPY METLIFE REP GRAPHIC]
FFA- 84

The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.

We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .20% of the total Account Balances of the Deferred Annuities, other registered variable annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.

From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisements in their publications or enter into other such arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts of the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.


Our licensed sales representatives and their managers are eligible for various cash benefits, such as bonuses, insurance benefits and financial arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards. In addition, our licensed sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Deferred or Income Annuities. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



An investment adviser or subadviser of a Portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Portfolios. The amount of this compensation is based on a percentage of assets of the Portfolios attributable to the Deferred or Income Annuity and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others.


                                                                         FFA- 85

These percentages currently range up to 0.50% of assets. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred or Income Annuity.


FINANCIAL STATEMENTS

The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS

If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. If we do so for a Deferred Annuity delivered in New York we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

We may cancel your Non-Qualified Deferred Annuity for sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans and sec.457(e)(11) severance and death benefit plans if we do not receive any purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. Certain Deferred Annuities do not contain these cancellation provisions.

FFA- 86

At our option, we may cancel certain TSA and PEDC Deferred Annuities if we determine that changes to your retirement plan would cause MetLife to pay more interest than we anticipated or to make more frequent payments than we anticipated in connection with the Fixed Interest Account. We may also cancel these Deferred Annuities, as legally permitted, if your retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, the employer and MetLife may each cancel the Deferred Annuity upon 90 days notice to the other party.

SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS DEFERRED ANNUITY OR TAKES OTHER ACTION

Under certain TSA Deferred Annuities, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into a TSA Deferred Annuity may be credited to your Account Balance. If such amounts are credited to a TSA Deferred Annuity, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the contract holder. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this Prospectus. The charges to the plan are imposed on the amount initially transferred to MetLife for the first seven years according to the schedule in the following table:

                      During Contract Year
             1     2     3     4     5     6     7    8 & Beyond
   Year      -     -     -     -     -     -     -    ----------
Percentage  5.6%  5.0%  4.5%  4.0%  3.0%  2.0%  1.0%      0%

The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.


INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change on a regular basis. You should consult your own tax adviser about your own circumstances. You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular contract. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.

                                                                         FFA- 87

You are responsible for determining whether your purchase of a Deferred or Income Annuity, withdrawals, income payments and other transactions under your Deferred and Income Annuities satisfy applicable tax law.

Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation or change in such designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax or other taxes, consequences including estate tax, gift tax and generation skipping transfer tax that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


GENERAL

This section applies to TSA, 403(a), Non-Qualified, Traditional IRA and PEDC. It does not apply to Non-Qualified Deferred Annuities for sec.451, sec.457(f) or sec.457(e)(11) plans.

Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Internal Revenue Code (Code).

The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:

* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

*   adding "catch-up" contributions for taxpayers age 50 and above; and

*   adding enhanced portability features.
You should consult your tax adviser regarding these changes.
Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.


      Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.



                                                   [PIGGY BANK GRAPHIC]
FFA- 88

PURCHASE PAYMENTS

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

Purchase payments to TSA, 403(a), and PEDC contracts are generally on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Under some circumstances "after-tax" contributions can be made to certain of these annuities. These purchase payments do not reduce your taxable income or give you a tax deduction. There are different annual purchase payment limits for the annuities offered in this Prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.

Purchase payments to a Non-Qualified annuity are on an after-tax basis. After-tax means that your purchase payments to your annuity do not reduce your taxable income or give you a tax deduction. Generally, Traditional IRAs can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Whether you can make deductible purchase payments to your Traditional IRA depends on your personal situation. Your contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount reported as income differs depending on the type of:

*   annuity you purchase (e.g., Non-Qualified or IRA); and

*   pay-out option you elect.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. For withdrawal from PEDC annuities, you may not elect not to withhold. The amount we withhold is determined by the Code. For withdrawals from a TSA, 403(a) or governmental PEDC annuity, please see the 20% mandatory withholding discussion.

WITHDRAWALS AND INCOME PAYMENTS FOR IRAS, TSAS, AND 403(a) CONTRACTS

Withdrawals and income payments are included in income except for that portion that represents a return of non-deductible purchase payments.

                                                                         FFA- 89

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS, TSAS AND 403(a) CONTRACTS

Generally, you must begin receiving withdrawals from your contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or;

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.

It is not clear whether certain income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax adviser.

REQUIREMENT FOR AFTER-DEATH DISTRIBUTIONS FOR IRA, TSA AND 403(a) CONTRACTS

If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by the December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary and if your contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

For IRAs, if your spouse is your beneficiary and if your contract permits, he or she may elect to continue as "owner" of the contract.

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

WITHDRAWALS BEFORE AGE 59 1/2 (EXCEPT PEDC)

If you receive a taxable distribution from your Deferred Annuity before you reach age 59 1/2 this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes. For annuities purchased under 457(b) plans of governmental employers, the 10% penalty tax will apply with respect to withdrawals attributable to rollovers from IRAs, TSAs, 403(a) or 401(a) plans.

FFA- 90

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                             Type of Contract
                                            --------------------------------------------------
                                              Non-            Trad.
                                            Qualified          IRA          TSA         403(a)
                                            ---------         -----         ---         ------
In a series of substantially equal
payments made annually (or more
frequently) for life or life
expectancy (SEPP)                                 x              x            x(1)         x
After you die                                     x              x            x            x
After you become totally disabled (as
defined in the Code)                              x              x            x            x
After separation from service if you
are over age 55 at time of separation.                                        x            x
To pay deductible medical expenses                               x            x            x
To pay medical insurance premiums if
you are unemployed                                               x
To pay for qualified higher education
expenses, or                                                     x
For qualified first time home purchases
up to $10,000                                                    x
After December 31, 1999, for IRS levies                          x            x            x
Under certain income annuities providing
for substantially equal payments over the
"payout" period                                   x
(1) You must also be separated from service.

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest.

Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.



[SNOOPY WITH TAX BILL GRAPHIC]

You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

                                                                         FFA- 91

MANDATORY 20% WITHHOLDING [FOR TSA AND 403(a) AND GOVERNMENTAL PEDC]

For TSA, 403(a) and governmental PEDC Deferred Annuities, we are required to withhold 20% of your taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA, or another eligible retirement plan.

An "eligible rollover distribution" is any amount you receive from your TSA or 403(a) Deferred Annuity. It does not include distributions that are:

*   A series of substantially equal payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   Withdrawals to satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amount is determined at the time of payment. In certain instances, you may elect out of these withholding requirements.

TSA

GENERAL

TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

WITHDRAWALS

If you are under age 59 1/2 you cannot withdraw money from your Deferred Annuity unless the withdrawal:

* Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);

*   Is directly transferred to other 403(b) arrangements;


*   Relates to amounts that are not salary reduction elective deferrals;

FFA- 92

* Is after you leave your job, after you die, or become disabled (as defined by Code); or

* Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.

LOANS

If your TSA annuity permits contract loans, such loans will be made only from any Fixed Interest Account balance. In that case, we credit your Fixed Interest Account balance up to certain limits, up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA annuity and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your contract will indicate whether contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and contract prior to taking any loan.

403(a)

GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the general heading under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

TRADITIONAL IRA ANNUITIES

Generally, your IRA can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Deductible or pre-tax purchase payments will be taxable when distributed from the Deferred Annuity.

* Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer it to someone else.

* You can transfer your IRA proceeds to a similar IRA or certain qualified retirement plans, without incurring Federal income taxes if certain conditions are satisfied.



[CONFERENCE GRAPHIC]

                                                                         FFA- 93

* The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code.

PURCHASE PAYMENTS

Generally:

* Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($3,000 for 2004). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.

* Beginning 2002, individuals age 50 or older can make an additional "catch-up" contribution of $500 per year (assuming you have sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

*   Purchase payments in excess of this amount may be subject to a penalty tax.

* Purchase payments (except for permissible rollovers and transfers) are generally not permitted after the calendar year in which you become 69 1/2.

*   These age and dollar limits do not apply to tax-free rollovers or transfers.

* If certain conditions are met, you can change your Traditional IRA contribution to a Roth IRA before you file your income tax return (including filing extensions).

* If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2004, if you are an "active participant" in another retirement plan and if your adjusted gross income is $45,000 or less ($65,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However,


           In some cases, your purchase payments may be tax deductible.
  For individuals under 50, your total purchase payments to all your Traditional and Roth IRAs for 2004 may not exceed the lesser of $3,000 or 100% of your compensation, as defined by the Code.

FFA- 94
contributions are not deductible if your adjusted gross income is over $55,000 ($75,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the non-active participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs.

NON-QUALIFIED ANNUITIES

GENERAL

* Purchase payments made to Non-Qualified annuities are applied on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received them from the Deferred Annuity.

* Your Non-Qualified annuity may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

* Consult your tax advisor prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the Internal Revenue Service could consider such actions to be a taxable exchange of annuity contracts.

* When a non-natural person owns a Non-Qualified annuity, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest payments.


You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

If your spouse is your beneficiary and if your Deferred Annuity permits, he or she may elect to continue as "owner" of the Deferred Annuity.

After-tax means that your purchase payments to your annuity do not reduce your taxable income or give you a tax deduction.

                                                                         FFA- 95

* Annuities issued after October 21, 1988 by the same insurance company (or an affiliate) in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

* Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

DIVERSIFICATION

In order for your Non-Qualified annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers between investment divisions or a transfer from an investment division to the Fixed Income Option.

* Possible taxation as if you were the owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract holders in the investment divisions from adverse tax consequences.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a withdrawal as:
*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).




                                                    [WOODSTOCK GRAPHIC]
FFA- 96

* This rule does not apply to payments made pursuant to an income pay-out option under your contract.

* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

INCOME ANNUITY PAYMENTS

Different tax rules apply to payments made generally pursuant to an Income Annuity or pay-out option under your Deferred Annuity. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payments; and

*   A taxable payment of earnings.

* The IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments.

* Payments in the nature of a refund of purchase payments made to your estate or beneficiary after your death are generally taxable to the recipient in the same manner as a full withdrawal.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers are permitted between investment divisions or from an investment division into the Fixed Income Option.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

                                                                         FFA- 97

If you die before the annuity starting date as defined under the income tax regulations, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "owner" of the Contract.

If you die on or after the annuity starting date, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner, he or she may elect to continue as "owner" of the Contract.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.

When the owner is not a natural person, these rules will be applied on the death of any annuitant.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the only remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

NON-QUALIFIED ANNUITY FOR SEC.457(f) DEFERRED COMPENSATION PLANS.

These are deferred compensation arrangements generally for a select group of management or highly compensated employees and individual independent contractors employed or engaged by state or local governments or non-church tax-exempt organizations. In this arrangement the tax exempt entity (e.g., a hospital) contributes your deferred compensation amounts and earnings credited to these amounts into a trust, which at all times is subject to the claims of the employer's bankruptcy and insolvency creditors. The trust owns a Non-Qualified annuity which may be subject to the rules described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the annuity. You can defer taxation of compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.

When deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it

FFA- 98
becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio." Certain distributions made before you are age 59 1/2 may be subject to a 10% tax penalty. It is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the IRS and the courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own tax advisor to clarify this issue. Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.457(f) deferred compensation plan should consult with their own tax advisors regarding the major Federal tax issues under sec.457.

NON-QUALIFIED ANNUITY FOR SEC.451 DEFERRED FEE ARRANGEMENTS.

Under sec.451 deferred fee arrangements, a third party which is a tax-exempt entity (e.g., a hospital) enters into an arrangement with a taxable entity, the employer, that provides services to the third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management or highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the provisions of sec.451, enables the taxable entity to defer compensation until the year in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant employees of its deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends.

A trust established by the tax-exempt entity will own a Non-Qualified annuity which may be subject to taxation rules as described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these payments made under the plan.



[SNOOPY GRAPHIC]

                                                                         FFA- 99

Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

NON-QUALIFIED ANNUITY FOR SEC.451 DEFERRED COMPENSATION PLANS.


Under a sec.451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in which the amounts are paid or made available to them unless, under the method of accounting used in computing taxable income, such amounts are to be properly accounted for in a different period. Participants should consult their own tax advisors for information on the tax treatment of these payments.

A sec.451 plan could be sponsored by either a taxable entity or certain tax-exempt entities which meet the "grandfather" requirements described below. Taxable entities would be able to deduct, as compensation, the amounts included in income by the participant of the deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to, sec.451 rather than sec.457 should apply to their deferred compensation plans. Tax exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.

A trust established by either the taxable or the grandfathered tax-exempt entity would own a Non-Qualified annuity which may be subject to taxation rules as described under "Non-Qualified Annuities." Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the annuity.

Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.
NON-QUALIFIED ANNUITY FOR SEC.457(e)(11) SEVERANCE AND DEATH BENEFIT PLANS. These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts,




                                   [SNOOPY WITH ADDING MACHINE GRAPHIC]
FFA- 100
which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and insolvency creditors. As the owner of a Non-Qualified annuity, the trust may be subject to the rules described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the annuity.

The Federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in sec.457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan, sec.451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the method of accounting you use in computing taxable income, such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and a "bona-fide death benefit" plan, your deferral amounts are subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.

SPECIAL TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITY FOR SEC.457(e)(11) SEVERANCE AND DEATH BENEFIT PLANS.
There is a considerable risk that this arrangement may not qualify as a "bona-fide severance pay" plan under 457(e)(11), the application section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections and under Department of Labor regulations issued under the Employee Retirement Income Security Act of 1974. Subsequently, the United States Court of Appeals for the Federal Circuit indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement, would not qualify as a valid severance pay plan. While this decision addresses severance pay plans in a different Code context, it is probable that a court would consider it in determining the tax consequences of this arrangement. You should consult with your own tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

NON-QUALIFIED ANNUITY FOR SEC.415(m) QUALIFIED GOVERNMENTAL EXCESS BENEFIT
PLANS.
Section 415(m) qualified governmental excess benefit plans are available to state and local governments which sponsor plans subject to the sec.415 limits on the amount of annual plan contributions and

                                                                        FFA- 101
benefits. If a qualified governmental excess benefit arrangement meets certain requirements, it could provide benefits that cannot be provided under a government plan subject to the sec.415 limits. For purposes of the qualified governmental excess benefit arrangement, participants are taxed the same way as if the arrangement were a non-qualified deferred compensation plan maintained by an employer not exempt from tax. Since qualified governmental excess benefit arrangements were introduced into the tax law in August, 1996, and since many aspects of these arrangements have yet to be clarified by the IRS, entities considering the purchase of this annuity to fund a qualified governmental excess benefit plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

PEDC

GENERAL

PEDC plans are available to State or local governments and certain tax-exempt organizations as described in sec.457 of the Code. The plans are not available for churches and qualified church-controlled organizations.

PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.

PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax.

Generally, monies in your annuity can not be "made available" to you until you:

*   Reach age 70 1/2

*   Leave your job

*   Have an unforeseen emergency (as defined by the Code)

MINIMUM DISTRIBUTION

The minimum distribution rules for contracts issued to PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. Consult your tax adviser.

SPECIAL RULES

Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on an agreement in writing on August 16, 1986).

FFA- 102

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     6
ADVERTISEMENT OF THE SEPARATE ACCOUNT....... .......     8
VOTING RIGHTS................... ...................    11
ERISA....................... .......................    12
TAXES....................... .......................    12
ANNUITY UNIT VALUES TABLES............ .............    24
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....   F-1
FINANCIAL STATEMENTS OF METLIFE.......... ..........  F-66


[PEANUTS GANG GRAPHIC]

                                                                        FFA- 103

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                       TSA         403(a)      PEDC                          Non-Qualified
                       Deferred    Deferred    Deferred       IRA Deferred   Deferred
                       and         and         and            and            and
                       Income      Income      Income         Income         Income
                       Annuities   Annuities   Annuities(1)   Annuities(2)   Annuities
California...........  0.5%        0.5%        2.35%          0.5%(3)        2.35%
Maine................  --          --          --             --             2.0%
Nevada...............  --          --          --             --             3.5%
Puerto Rico..........  1.0%        1.0%        1.0%           1.0%           1.0%
South Dakota.........  --          --          --             --             1.25%
West Virginia........  1.0%        1.0%        1.0%           1.0%           1.0%
Wyoming..............  --          --          --             --             1.0%

----------------

(1)PREMIUM TAX RATES APPLICABLE TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF SEC.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "403(a) DEFERRED AND INCOME ANNUITIES."

(2) PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."

(3)WITH RESPECT TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.
(C)2004 METROPOLITAN LIFE INSURANCE COMPANY

FFA- 104

APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

[LUCY'S TAXES GRAPHICS]
                                                                        FFA- 105

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc. and Met
    Investors Series Trust

[ ] Calvert Social Balanced Portfolio and Calvert Social Mid Cap Growth
    Portfolio

[ ] Fidelity Variable Insurance Products Funds

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

                                    Name -------------------------------
-------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15904-2914

May 2004


Prospectus



MetLife
Personal IncomePlus
          A Variable Income Annuity






Your privacy
notice is on the
last page of this book


[cover picture background]

                                                              MAY 1, 2004


METLIFE PERSONAL INCOMEPLUS(SM) ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY



This Prospectus describes group non-qualified and qualified Preference Plus Account contracts for MetLife Personal IncomePlus variable income annuities ("Income Annuities").

--------------------------------------------------------------------------------

The investment choices available to allocate your purchase payment for the Income Annuity are listed in this Prospectus. Your choices may include the Fixed
Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan
Fund"), portfolios of the Met Investors Series Trust
("Met Investors Fund") and funds of the American Funds
Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.



  SALOMON BROTHERS U.S. GOVERNMENT           HARRIS OAKMARK FOCUSED VALUE
  PIMCO TOTAL RETURN                         NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH BOND INCOME          FI MID CAP OPPORTUNITIES (FORMERLY
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    JANUS MID CAP)
  SALOMON BROTHERS STRATEGIC BOND            MET/AIM MID CAP CORE EQUITY
  OPPORTUNITIES                              METLIFE MID CAP STOCK INDEX
  LORD ABBETT BOND DEBENTURE                 STATE STREET RESEARCH AGGRESSIVE GROWTH
  MFS TOTAL RETURN                           T. ROWE PRICE MID-CAP GROWTH
  STATE STREET RESEARCH DIVERSIFIED          STATE STREET RESEARCH AURORA
  NEUBERGER BERMAN REAL ESTATE               LOOMIS SAYLES SMALL CAP
  AMERICAN FUNDS GROWTH-INCOME               RUSSELL 2000(R) INDEX
  DAVIS VENTURE VALUE                        FRANKLIN TEMPLETON SMALL CAP GROWTH
  FI VALUE LEADERS                           MET/AIM SMALL CAP GROWTH
  HARRIS OAKMARK LARGE CAP VALUE             T. ROWE PRICE SMALL CAP GROWTH
  STATE STREET RESEARCH LARGE CAP VALUE      SCUDDER GLOBAL EQUITY
  METLIFE STOCK INDEX                        FI INTERNATIONAL STOCK (FORMERLY PUTNAM
  MFS INVESTORS TRUST                        INTERNATIONAL STOCK)
  STATE STREET RESEARCH INVESTMENT TRUST     HARRIS OAKMARK INTERNATIONAL
  AMERICAN FUNDS GROWTH                      MFS RESEARCH INTERNATIONAL
  JANUS AGGRESSIVE GROWTH                    MORGAN STANLEY EAFE(R) INDEX
  MET/PUTNAM VOYAGER                         PIMCO PEA INNOVATION (FORMERLY PIMCO
  STATE STREET RESEARCH LARGE CAP GROWTH     INNOVATION)
  T. ROWE PRICE LARGE CAP GROWTH             AMERICAN FUNDS GLOBAL SMALL
                                             CAPITALIZATION



HOW TO LEARN MORE:



Before investing, read this Prospectus. The Prospectus contains information about the Income Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May
1, 2004. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The
Table of Contents of the SAI appears on page 53 of this Prospectus.




To request a free copy of the SAI or to ask questions about the Income Annuity, write or call:



Metropolitan Life Insurance Company

Attn: MetLife Personal IncomePlus


P.O. Box 740278


Atlanta, GA 30374

Toll Free Phone: (866) 438-6477

                          [SNOOPY WITH BRIEFCASE GRAPHIC]

The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and
American Funds prospectuses which are attached to the back of this Prospectus. You should also read these Prospectuses carefully before purchasing an Income
Annuity.



INCOME ANNUITIES AVAILABLE:

     --  Non-Qualified
     --  Qualified

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;




     --  federally insured or guaranteed; or




     --  endorsed by any bank or other financial institution.

                                 [METLIFE LOGO]

      TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW.............. ..............  4
TABLE OF EXPENSES..................... .....................  6
ANNUITY UNIT VALUES TABLE................. .................  10
METLIFE.......................... ..........................  21
METROPOLITAN LIFE SEPARATE ACCOUNT E............ ...........  21
VARIABLE ANNUITIES..................... ....................  21
YOUR INVESTMENT CHOICES.................. ..................  22
INCOME ANNUITIES...................... .....................  25
   Income Payment Types.....................................  26
   Withdrawal Option........................................  27
      Requesting a Withdrawal...............................  29
   Death Benefit............................................  30
   Minimum Purchase Payment.................................  30
   The Value of Your Income Payments........................  30
   Reallocation Privilege...................................  33
   Contract Fee.............................................  36
   Charges..................................................  36
      Insurance-Related or Separate Account Charge..........  36
      Investment-Related Charge.............................  37
      Withdrawal Processing Fee.............................  37
   Premium and Other Taxes..................................  37
   Free Look................................................  37
GENERAL INFORMATION.................... ....................  38
   Administration...........................................  38
      Purchase Payments.....................................  38
      Confirming Transactions...............................  38
      Processing Transactions...............................  39
        By Telephone........................................  39
        After Your Death....................................  40
        Third Party Requests................................  40
        Valuation -- Suspension of Payments.................  40
   Advertising Performance..................................  40
   Changes to Your Income Annuity...........................  42
   Voting Rights............................................  43
   Who Sells the Income Annuities...........................  44
   Financial Statements.....................................  44
   Your Spouse's Rights.....................................  45
   When We Can Cancel Your Income Annuity...................  45

INCOME TAXES........................ .......................  45
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION....................... .......................  53
APPENDIX FOR PREMIUM TAX TABLE............... ..............  54



MetLife does not intend to offer the Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.


[CHARLIE BROWN GRAPHIC]

IMPORTANT TERMS YOU SHOULD KNOW

ANNUITY PURCHASE RATE


The annuity purchase rate is based on the annuity income payment type you purchase (which may include a withdrawal option), assumed investment return or interest rate and your age, sex and number of payments remaining. Each time you request a reallocation between the Fixed Income Option and the investment divisions of the Separate Account or request a withdrawal (if your Income Annuity has this feature), the annuity purchase rate is reset to reflect any changes in these components. The reset annuity purchase rate represents the assumed investment return or interest rate and your age, sex and number of payments remaining as if you were purchasing the same annuity contract on the date of the reallocation or withdrawal.

ANNUITY UNIT VALUE


With an Income Annuity, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.


ASSUMED INVESTMENT RETURN (AIR)


Under an Income Annuity, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.


CONTRACT


A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. You as the participant or annuitant receive a certificate under the Contract. This document contains relevant provisions of your Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.



EXCHANGE


In this Prospectus, the New York Stock Exchange is referred to as the "Exchange".

[SNOOPY WITH POINTER GRAPHIC]

INVESTMENT DIVISION


Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment or make reallocations of your income payment to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund or American Funds.


METLIFE


MetLife is Metropolitan Life Insurance Company, which is the company that issues the Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."


METLIFE DESIGNATED OFFICE


The MetLife Designated Office is the MetLife office that will generally handle the administration of your Income Annuity. Your payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-866-438-6477.


SEPARATE ACCOUNT


A separate account is an investment account. All assets contributed to investment divisions under the Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in the Income Annuities.


VARIABLE ANNUITY


An annuity in which income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.


YOU


In this Prospectus, depending on the context, "you" may mean either the purchaser of the Income Annuity or the annuitant for whom money is invested under group arrangements.

TABLE OF EXPENSES -- METLIFE PERSONAL INCOMEPLUS INCOME ANNUITIES





The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Income Annuity or make reallocations between the investment divisions of your Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES


  Sales Load Imposed on Purchase Payments...................            None
  Withdrawal Processing Fee (1)......................$95 for each withdrawal
  Reallocation Fee (2)..................................Current Charge: None
                                              Maximum Guaranteed Charge: $30



1 SUBJECT TO METLIFE'S UNDERWRITING REQUIREMENTS, WE MAY MAKE AVAILABLE A
  WITHDRAWAL OPTION UNDER YOUR INCOME ANNUITY. IF THE WITHDRAWAL OPTION IS AVAILABLE UNDER YOUR INCOME ANNUITY, YOU CAN CHOOSE TO ADD A WITHDRAWAL OPTION THAT PERMITS YOU TO WITHDRAW AMOUNTS FROM YOUR ANNUITY. THIS OPTION IS DESCRIBED IN MORE DETAIL LATER IN THIS PROSPECTUS. CHOOSING THIS OPTION WILL TYPICALLY RESULT IN LOWER INCOME PAYMENTS THAN IF THIS FEATURE HAD NOT BEEN CHOSEN.



2 WE RESERVE THE RIGHT TO LIMIT REALLOCATIONS AS DESCRIBED LATER IN THIS
  PROSPECTUS. WE RESERVE THE RIGHT TO IMPOSE A REALLOCATION FEE. THE AMOUNT OF THIS FEE WILL BE NO GREATER THAN $30 PER REALLOCATION.

--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.


Separate Account Charge (as a percentage of your average
  account value) (3)
  General Administrative Expenses Charge....................    .20%
  Mortality and Expense Risk Charge.........................    .75%
  Total Separate Account Annual Charge... Maximum Guaranteed
     Charge:                                                    .95%



3 PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL
  NOT EXCEED .95% OF THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITIES. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE. THE RATE THAT APPLIES MAY BE LESS THAN THE MAXIMUM RATE, AS DESCRIBED IN MORE DETAIL LATER IN THIS PROSPECTUS. IF THE INCOME ANNUITY IS PURCHASED DIRECTLY FROM METLIFE, THE RATE THAT APPLIES ALSO MAY BE LESS THAN THE MAXIMUM RATE DEPENDING ON THE LEVEL OF DISTRIBUTION ASSISTANCE PROVIDED TO US BY YOUR EMPLOYER, ASSOCIATION OR GROUP. THE LEVELS DEPEND ON VARIOUS FACTORS PERTAINING TO THE AMOUNT OF ACCESS WE ARE GIVEN TO POTENTIAL PURCHASERS. THE RATE THAT APPLIES IS STATED IN YOUR INCOME ANNUITY.

--------------------------------------------------------------------------------

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity or the Income Annuity. All of the Portfolios listed below are Class A except for the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.


Total Annual Metropolitan Fund, Met Investors Fund and American Funds  Minimum   Maximum
  Operating Expenses for the fiscal year ending December 31, 2003
     (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees) and other
     expenses)..................................................        0.31%     1.32%
  After Waiver and/or Reimbursement of Expenses (4)(5)..........        0.31%     1.16%



4 MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS
  FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2005, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: 1.10% FOR THE PIMCO PEA INNOVATION PORTFOLIO, 0.95% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO, 1.10% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 0.75% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO 0.90% FOR NEUBERGER BERMAN REAL ESTATE PORTFOLIO, 1.20% FOR HARRIS OAKMARK INTERNATIONAL PORTFOLIO, 0.95% FOR MET/AIM MID CAP CORE EQUITY PORTFOLIO, 0.90% FOR JANUS AGGRESSIVE GROWTH AND 1.05% FOR MET/AIM SMALL CAP GROWTH PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.

5 PURSUANT TO AN EXPENSE AGREEMENT, METLIFE ADVISERS, LLC ("METLIFE
  ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:


                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MET/PUTNAM VOYAGER PORTFOLIO                                     1.00
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
MFS INVESTORS TRUST PORTFOLIO                                    1.00
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO                  0.95

     THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO (EXCEPT FOR THE MET/PUTNAM VOYAGER PORTFOLIO) SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2005. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.

                                                                                                         B              A+B=C
                                                                                          A        OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                                                    MANAGEMENT        BEFORE       BEFORE WAIVER/
for fiscal year ending December 31, 2003 (as a percentage of average net assets)(7)     FEES       REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Portfolio...                                         0.55           0.10             0.65
State Street Research Bond Income Portfolio (6)(9)...                                 0.40           0.07             0.47
Lehman Brothers(R) Aggregate Bond Index Portfolio...                                  0.25           0.09             0.34
Salomon Brothers Strategic Bond Opportunities Portfolio...                            0.65           0.16             0.81
MFS Total Return Portfolio...                                                         0.50           0.19             0.69
State Street Research Diversified Portfolio (6)...                                    0.44           0.07             0.51
Davis Venture Value Portfolio (6)...                                                  0.74           0.05             0.79
FI Value Leaders Portfolio (6)...                                                     0.67           0.07             0.74
Harris Oakmark Large Cap Value Portfolio (6)...                                       0.74           0.09             0.83
State Street Research Large Cap Value Portfolio (5)(6)...                             0.70           0.35             1.05
MetLife Stock Index Portfolio...                                                      0.25           0.06             0.31
MFS Investors Trust Portfolio (5)(12)...                                              0.75           0.36             1.11
State Street Research Investment Trust Portfolio (6)...                               0.49           0.07             0.56
Met/Putnam Voyager Portfolio (5)(6)...                                                0.80           0.27             1.07
State Street Research Large Cap Growth Portfolio (6)...                               0.73           0.07             0.80
T. Rowe Price Large Cap Growth Portfolio (6)...                                       0.63           0.16             0.79
Harris Oakmark Focused Value Portfolio (6)...                                         0.75           0.05             0.80
Neuberger Berman Partners Mid Cap Value Portfolio (6)...                              0.69           0.11             0.80
FI Mid Cap Opportunities Portfolio (6)(13)...                                         0.69           0.08             0.77
MetLife Mid Cap Stock Index Portfolio...                                              0.25           0.15             0.40
State Street Research Aggressive Growth Portfolio (6)...                              0.73           0.08             0.81
State Street Research Aurora Portfolio (6)...                                         0.85           0.08             0.93
Loomis Sayles Small Cap Portfolio (6)...                                              0.90           0.09             0.99
Russell 2000(R) Index Portfolio...                                                    0.25           0.22             0.47
Franklin Templeton Small Cap Growth Portfolio (5)(6)...                               0.90           0.42             1.32
T. Rowe Price Small Cap Growth Portfolio (6)...                                       0.52           0.11             0.63
Scudder Global Equity Portfolio (6)...                                                0.64           0.20             0.84
FI International Stock Portfolio (6)(14)...                                           0.86           0.23             1.09
Morgan Stanley EAFE(R) Index Portfolio...                                             0.30           0.41             0.71

                                                                                                        C-D=E
                                                                                           D        TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                                                       WAIVER/     AFTER WAIVER/
for fiscal year ending December 31, 2003 (as a percentage of average net assets)(7)  REIMBURSEMENT  REIMBURSEMENT
-----------------------------------------------------------------------------------  -----------------------------
Salomon Brothers U.S. Government Portfolio...                                          0.00           0.65
State Street Research Bond Income Portfolio (6)(9)...                                  0.00           0.47
Lehman Brothers(R) Aggregate Bond Index Portfolio...                                   0.00           0.34
Salomon Brothers Strategic Bond Opportunities Portfolio...                             0.00           0.81
MFS Total Return Portfolio...                                                          0.00           0.69
State Street Research Diversified Portfolio (6)...                                     0.00           0.51
Davis Venture Value Portfolio (6)...                                                   0.00           0.79
FI Value Leaders Portfolio (6)...                                                      0.00           0.74
Harris Oakmark Large Cap Value Portfolio (6)...                                        0.00           0.83
State Street Research Large Cap Value Portfolio (5)(6)...                              0.10           0.95
MetLife Stock Index Portfolio...                                                       0.00           0.31
MFS Investors Trust Portfolio (5)(12)...                                               0.11           1.00
State Street Research Investment Trust Portfolio (6)...                                0.00           0.56
Met/Putnam Voyager Portfolio (5)(6)...                                                 0.07           1.00
State Street Research Large Cap Growth Portfolio (6)...                                0.00           0.80
T. Rowe Price Large Cap Growth Portfolio (6)...                                        0.00           0.79
Harris Oakmark Focused Value Portfolio (6)...                                          0.00           0.80
Neuberger Berman Partners Mid Cap Value Portfolio (6)...                               0.00           0.80
FI Mid Cap Opportunities Portfolio (6)(13)...                                          0.00           0.77
MetLife Mid Cap Stock Index Portfolio...                                               0.00           0.40
State Street Research Aggressive Growth Portfolio (6)...                               0.00           0.81
State Street Research Aurora Portfolio (6)...                                          0.00           0.93
Loomis Sayles Small Cap Portfolio (6)...                                               0.00           0.99
Russell 2000(R) Index Portfolio...                                                     0.00           0.47
Franklin Templeton Small Cap Growth Portfolio (5)(6)...                                0.17           1.15
T. Rowe Price Small Cap Growth Portfolio (6)...                                        0.00           0.63
Scudder Global Equity Portfolio (6)...                                                 0.00           0.84
FI International Stock Portfolio (6)(14)...                                            0.00           1.09
Morgan Stanley EAFE(R) Index Portfolio...                                              0.00           0.71

MET INVESTORS FUND ANNUAL EXPENSES
                                                                B              A+B=C
                                                 A        OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003    MANAGEMENT        BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)(7)     FEES       REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (15)...         0.50           0.09             0.59
Lord Abbett Bond Debenture
  Portfolio (4)(6)(9)(15)...........         0.60           0.10             0.70
Neuberger Berman Real Estate
  Portfolio (4)(6)(16)..............         0.70           0.41             1.11
Janus Aggressive Growth
  Portfolio (4)(6)(11)..............         0.78           0.12             0.90
Met/AIM Mid Cap Core Equity (4)(6)...        0.75           0.21             0.96
T. Rowe Price Mid-Cap Growth
  Portfolio (4)(10).................         0.75           0.17             0.92
Met/AIM Small Cap Growth Portfolio(4)...     0.90           0.26             1.16
Harris Oakmark International
  Portfolio (4)(6)..................         0.85           0.36             1.21
MFS Research International
  Portfolio (4)(6)..................         0.80           0.31             1.11
PIMCO PEA Innovation Portfolio (4)...        0.95           0.31             1.26

MET INVESTORS FUND ANNUAL EXPENSES
                                                               C-D=E
                                                  D        TOTAL EXPENSES
for fiscal year ending December 31, 2003       WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(7)  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (15)...          0.00           0.59
Lord Abbett Bond Debenture
  Portfolio (4)(6)(9)(15)...........          0.00           0.70
Neuberger Berman Real Estate
  Portfolio (4)(6)(16)..............          0.21           0.90
Janus Aggressive Growth
  Portfolio (4)(6)(11)..............          0.01           0.89
Met/AIM Mid Cap Core Equity (4)(6)...         0.03           0.93
T. Rowe Price Mid-Cap Growth
  Portfolio (4)(10).................          0.01           0.91
Met/AIM Small Cap Growth Portfolio(4)...      0.12           1.04
Harris Oakmark International
  Portfolio (4)(6)..................          0.05           1.16
MFS Research International
  Portfolio (4)(6)..................          0.02           1.09
PIMCO PEA Innovation Portfolio (4)...         0.16           1.10



AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES              A          B
for fiscal year ending December 31, 2003        MANAGEMENT   12b-1
(as a percentage of average net assets) (6)(8)     FEES      FEES
------------------------------------------------------------------
American Funds Growth-Income Portfolio...        0.33        0.25
American Funds Growth Portfolio...               0.37        0.25
American Funds Global Small Capitalization
  Portfolio.......................               0.80        0.25

                                                      C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003            BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (6)(8)  REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------  -------------------------------
American Funds Growth-Income Portfolio...         0.01             0.59
American Funds Growth Portfolio...                0.02             0.64
American Funds Global Small Capitalization
  Portfolio.......................                0.03             1.08

                                                                   D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                E        TOTAL EXPENSES
for fiscal year ending December 31, 2003           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (6)(8)  REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...         0.00           0.59
American Funds Growth Portfolio...                0.00           0.64
American Funds Global Small Capitalization
  Portfolio.......................                0.00           1.08



6 EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO
  CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.



7 CERTAIN METROPOLITAN FUND AND MET INVESTORS FUND SUB-INVESTMENT
  MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, MET INVESTORS FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND MET INVESTORS FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE PROSPECTUS FOR EACH FUND FOR MORE INFORMATION.



 8 THE AMERICAN FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1
   OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN THE FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS 2 SHARES OF THE AMERICAN FUNDS.


 9 ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE
   METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.



10 ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
   SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.



11 ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN
   FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.



12 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH
   MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.



13 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP
   OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.



14 ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY BECAME
   THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK
   PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK
   PORTFOLIO.

(15) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGERS OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGERS BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
PIMCO TOTAL RETURN PORTFOLIO                                     0.02
LORD ABBETT BOND DEBENTURE PORTFOLIO                             0.03



(16) NEUBERGER BERMAN REAL ESTATE PORTFOLIO WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2004. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIO'S EXPENSES THROUGH DECEMBER 31, 2004.


EXAMPLES




The example is intended to help you compare the cost of investing in the Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).


EXAMPLE



This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for an Income Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     --   there was no allocation to the Fixed Income Option;

     --   reimbursement and/or waiver of expenses was not in effect;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   there is a maximum Separate Account Charge of 0.95%;

     --   no withdrawals have been taken;

     --   the underlying Portfolio earns a 5% annual return; and

     --   the AIR is 3%.


                                                                  1             3             5              10
                                                                 YEAR         YEARS         YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum....................................................      $223         $638          $1,013         $1,757
Minimum....................................................      $124         $359          $  576         $1,021

 ANNUITY UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an annuity unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Annuity Unit Values for each investment division from the inception date of the Income Annuity (October 27, 2003) to year end for two variations of the Income Annuity. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table and charts show the Income Annuity with the maximum guaranteed Separate Account charge of .95% and an AIR of 3% and the second table and charts show the Income Annuity with the maximum Separate Account charge of .95% with an AIR of 6%. Tables with annuity unit values for Income Annuities with Separate Account charges other than the maximum and other AIRs appears in the SAI, which is available upon request without charge by calling 1-866-438-6477.


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE I AND BAR CHART I (3% AIR)                     YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Salomon Brothers U.S. Government Division........... 2003   $10.00          $10.03             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


PIMCO Total Return Division......................... 2003    10.00           10.07             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Bond Income Division.......... 2003    10.00           10.08             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Lehman Brothers(R) Aggregate Bond Division.......... 2003    10.00           10.05             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division.......................................... 2003     9.99           10.15             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE I AND BAR CHART I (3% AIR)                     YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Lord Abbett Bond Debenture Division................. 2003   $ 9.95          $10.28             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Diversified Division.......... 2003     9.87           10.34             0

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


American Funds Growth-Income Division............... 2003     9.81           10.58             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Davis Venture Value Division........................ 2003     9.84           10.66             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Harris Oakmark Large Cap Value Division............. 2003     9.88           10.58             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

MetLife Stock Index Division........................ 2003     9.82           10.54             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


MFS Investors Trust Division........................ 2003     9.88           10.52             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE I AND BAR CHART I (3% AIR)                     YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


MFS Research Managers Division...................... 2003   $ 9.82          $10.50             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

State Street Research Investment Trust Division..... 2003     9.79           10.49             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


American Funds Growth Division...................... 2003     9.80           10.41             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Janus Aggressive Growth Division.................... 2003     9.78           10.35             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Met/Putnam Voyager Division......................... 2003     9.82           10.21             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


T. Rowe Price Large Cap Growth Division............. 2003     9.82           10.58             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Harris Oakmark Focused Value Division............... 2003     9.86           10.81             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE I AND BAR CHART I (3% AIR)                     YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Neuberger Berman Partners Mid Cap Value Division.... 2003   $ 9.82          $10.61             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

FI Mid Cap Opportunities Division................... 2003     9.80           10.27             0

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


MetLife Mid Cap Stock Index Division................ 2003     9.79           10.44             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Aggressive Growth Division.... 2003     9.73           10.26             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


T. Rowe Price Mid-Cap Growth Division............... 2003     9.73           10.36             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Aurora Division............... 2003     9.70           10.91             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Loomis Sayles Small Cap Division.................... 2003     9.76           10.19             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE I AND BAR CHART I (3% AIR)                     YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Russell 2000(R) Index Division...................... 2003   $ 9.76          $10.49             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Franklin Templeton Small Cap Growth Division........ 2003     9.60           10.42             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


T. Rowe Price Small Cap Growth Division............. 2003     9.74           10.27             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Scudder Global Equity Division...................... 2003     9.94           10.79             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


FI International Stock Division..................... 2003    10.00           10.81             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


MFS Research International Division................. 2003     9.98           10.90             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Morgan Stanley EAFE(R) Index Division............... 2003     9.95           10.93             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE I AND BAR CHART I (3% AIR)                     YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


PIMCO PEA Innovation Division....................... 2003   $ 9.57          $10.02             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


American Funds Global Small Capitalization
  Division.......................................... 2003     9.71           10.41             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE II AND BAR CHART II (6% AIR)                   YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Salomon Brothers U.S. Government Division........... 2003   $10.01          $ 9.98             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


PIMCO Total Return Division......................... 2003    10.01           10.02             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Bond Income Division.......... 2003    10.01           10.03             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Lehman Brothers(R) Aggregate Bond Division.......... 2003    10.00           10.00             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division.......................................... 2003     9.99           10.10             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Lord Abbett Bond Debenture Division................. 2003     9.95           10.23             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Diversified Division.......... 2003     9.88           10.29             0

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE II AND BAR CHART II (6% AIR)                   YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


American Funds Growth-Income Division............... 2003   $ 9.81          $10.53             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Davis Venture Value Division........................ 2003     9.84           10.61             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Harris Oakmark Large Cap Value Division............. 2003     9.88           10.52             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

MetLife Stock Index Division........................ 2003     9.82           10.49             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


MFS Investors Trust Division........................ 2003     9.88           10.47             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


MFS Research Managers Division...................... 2003     9.82           10.45             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

State Street Research Investment Trust Division..... 2003     9.80           10.44             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


American Funds Growth Division...................... 2003     9.80           10.36             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE II AND BAR CHART II (6% AIR)                   YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Janus Aggressive Growth Division.................... 2003   $ 9.79          $10.30             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Met/Putnam Voyager Division......................... 2003     9.83           10.16             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


T. Rowe Price Large Cap Growth Division............. 2003     9.82           10.53             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Harris Oakmark Focused Value Division............... 2003     9.86           10.75             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Neuberger Berman Partners Mid Cap Value Division.... 2003     9.82           10.56             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

FI Mid Cap Opportunities Division................... 2003     9.80           10.22             0

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


MetLife Mid Cap Stock Index Division................ 2003     9.80           10.39             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE II AND BAR CHART II (6% AIR)                   YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


State Street Research Aggressive Growth Division.... 2003   $ 9.74          $10.21             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


T. Rowe Price Mid-Cap Growth Division............... 2003     9.73           10.31             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


State Street Research Aurora Division............... 2003     9.70           10.86             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Loomis Sayles Small Cap Division.................... 2003     9.77           10.14             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Russell 2000(R) Index Division...................... 2003     9.76           10.44             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Franklin Templeton Small Cap Growth Division........ 2003     9.60           10.37             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


T. Rowe Price Small Cap Growth Division............. 2003     9.75           10.22             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                          INCEPTION       END OF YEAR   ANNUITY UNITS
                                                           ANNUITY          ANNUITY      END OF YEAR
TABLE II AND BAR CHART II (6% AIR)                   YEAR UNIT VALUE      UNIT VALUE    (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Scudder Global Equity Division...................... 2003   $ 9.94          $10.74             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


FI International Stock Division..................... 2003    10.01           10.76             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


MFS Research International Division................. 2003     9.99           10.85             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


Morgan Stanley EAFE(R) Index Division............... 2003     9.95           10.88             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


PIMCO PEA Innovation Division....................... 2003     9.57            9.97             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value


American Funds Global Small Capitalization
  Division.......................................... 2003     9.72           10.36             0


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

               Year End Annuity Unit Value

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve approximately 13 million households in the U.S. and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies have insurance operations in 10 countries serving approximately 8 million customers.


METROPOLITAN LIFE
SEPARATE ACCOUNT E

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Income Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


VARIABLE ANNUITIES

The Income Annuities are "variable" because the value of your income payment varies based on the investment performance of the investment divisions you choose. The income payments under your Income Annuity may go up or down. Since the investment performance is not guaranteed, your income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.


[SNOOPY AND WOODSTOCK PICTURE]

Income Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.



You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.


YOUR INVESTMENT CHOICES

The Metropolitan Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds Portfolios, which are Class 2.



Starting with the most conservative Portfolio, the investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your income payments are subject to the risks associated with investing in stocks and bonds, your variable income payments based on amounts allocated to the investment divisions may go down as well as up.



                          [SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]

       The group Income Annuities described in this Prospectus are offered to an employer, association, trust or other group for its employees, members or participants.

                                         [SNOOPY READING MENU GRAPHIC]

Salomon Brothers U.S. Government       Seeks to maximize total return
  Portfolio                            consistent with preservation of
                                       capital and maintenance of liquidity

PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of
                                       capital and prudent investment
                                       management

State Street Research Bond Income      Seeks competitive total return
  Portfolio                            primarily from investing in
                                       fixed-income securities

Lehman Brothers(R) Aggregate Bond      Seeks to equal the performance of the
  Index Portfolio                      Lehman Brothers Aggregate Bond Index

Salomon Brothers Strategic Bond        Seeks long-term growth of capital
  Opportunities Portfolio

Lord Abbett Bond Debenture Portfolio   Seeks to provide high current income
                                       and the opportunity for capital
                                       appreciation to produce a high total
                                       return

MFS Total Return Portfolio             Seeks a favorable total return
                                       through investment in a diversified
                                       portfolio

State Street Research Diversified      Seeks high total return while
  Portfolio                            attempting to limit investment risk
                                       and preserve capital

Neuberger Berman Real Estate           Seeks total return through investment
  Portfolio                            in real estate securities,
                                       emphasizing both capital appreciation
                                       and current income

American Funds Growth-Income           Seeks capital appreciation and income
  Portfolio

Davis Venture Value Portfolio          Seeks growth of capital

FI Value Leaders Portfolio             Seeks long-term growth of capital

Harris Oakmark Large Cap Value         Seeks long-term capital appreciation
  Portfolio

State Street Research Large Cap Value  Seeks long-term growth of capital
  Portfolio

MetLife Stock Index Portfolio          Seeks to equal the performance of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index

MFS Investors Trust Portfolio          Seeks long-term growth of capital
                                       with a secondary objective to seek
                                       reasonable current income

State Street Research Investment       Seeks long-term growth of capital and
  Trust Portfolio                      income

American Funds Growth Portfolio        Seeks capital appreciation through
                                       stocks

Janus Aggressive Growth Portfolio      Seeks long-term growth of capital

Met/Putnam Voyager Portfolio           Seeks capital appreciation

State Street Research Large Cap        Seeks long-term growth of capital
  Growth Portfolio

T. Rowe Price Large Cap Growth         Seeks long-term growth of capital
  Portfolio                            and, secondarily, dividend income

Harris Oakmark Focused Value           Seeks long-term capital appreciation
  Portfolio

Neuberger Berman Partners Mid Cap      Seeks capital growth
  Value Portfolio

FI Mid Cap Opportunities Portfolio     Seeks long-term growth of capital

Met/AIM Mid Cap Core Equity Portfolio  Seeks long-term growth of capital

MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the
                                       Standard & Poor's(R) MidCap 400
                                       Composite Stock Price Index

State Street Research Aggressive       Seeks maximum capital appreciation
  Growth Portfolio

T. Rowe Price Mid-Cap Growth           Seeks long-term growth of capital
  Portfolio



The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.



The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Income Option.



While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.


State Street Research Aurora           Seeks high total return, consisting
  Portfolio                            principally of capital appreciation

Loomis Sayles Small Cap Portfolio      Seeks long-term capital growth from
                                       investments in common stocks or other
                                       equity securities

Russell 2000(R) Index Portfolio        Seeks to equal the return of the
                                       Russell 2000 Index

Franklin Templeton Small Cap Growth    Seeks long-term growth of capital
  Portfolio

Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital

T. Rowe Price Small Cap Growth         Seeks long-term growth
  Portfolio

Scudder Global Equity Portfolio        Seeks long-term growth of capital

FI International Stock Portfolio       Seeks long-term growth of capital

Harris Oakmark International           Seeks long-term capital appreciation
  Portfolio

MFS Research International Portfolio   Seeks capital appreciation

Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the
  Portfolio                            MSCI EAFE Index

PIMCO PEA Innovation Portfolio         Seeks capital appreciation; no
                                       consideration is given to income

American Funds Global Small            Seeks capital appreciation through
  Capitalization Portfolio             stocks



Your investment choices may be limited because:


* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.


The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and insurance policies.


The Metropolitan Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Met Investors Fund or American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are also discussed in each Fund's prospectus.


INCOME ANNUITIES


Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately. You may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Under the Fixed Income Option, we guarantee the amount of the income payment to you which is attributable to the current percentage you allocated to the Fixed Income Option until you make a reallocation from the Fixed Income Option.


Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:


*   Non-Qualified

*   Qualified


If you have accumulated amounts in any of your employer's, association's or group's qualified investment vehicles (for example, Traditional IRAs, Keoghs, 401(k)s), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.


Your qualified retirement plan may also purchase the Income Annuity to facilitate distributions from the plan in the form of annuity pay-outs.

If your retirement plan has purchased an Income Annuity, your choice of income payment type may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

[SNOOPY SUNBATHING GRAPHIC]

INCOME PAYMENT TYPES

Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.


* Beneficiary: the person who receives continuing payments or a lump sum if the annuitant dies.


Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." Whether you choose a withdrawal option, if permitted under your Income Annuity, will affect the amount of your income payments. Typically, income payment types which have a withdrawal option will result in lower income payments than income payment types without this feature. The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments. We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations. We reserve the right to commute or otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.


LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.



LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected



      You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.

When deciding how to receive income, consider:

- The amount of income you need;


- The amount you expect to receive from other sources;


- The growth potential of other investments; and


- How long you would like your income to last.
 26
when the annuity is purchased. No payments are made once both annuitants are no longer living.



LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.



INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the annuitant dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.


ALLOCATION

You decide what portion of your income payment is allocated to each of the variable investment divisions.

WITHDRAWAL OPTION

Subject to MetLife's underwriting requirements, we may make available a withdrawal option under your Income Annuity. If the withdrawal option is available under your Income Annuity, you can choose to add this optional withdrawal feature. The decision to add this feature is made at application and is irrevocable. This feature varies by your income payment type (described above) and whether you purchase your Income Annuity with pre-tax or post-tax dollars. The withdrawal option may not be available in all states. Your employer, association or other group contract holder may limit the availability of the withdrawal option.

If you purchase an Income Annuity with this feature, the income payments you receive typically will be lower than income payments that you would have received had you purchased the Income Annuity without this feature. The amount by which your income payment will be reduced will depend upon your life expectancy during the permitted withdrawal period, the income type you choose and the amount of the purchase payment.

Please refer to the discussion in the Tax Section of this Prospectus concerning the possibility that the purchase of an annuity with this option or the exercise of this option may result in the annuity not

[SNOOPY ON BEACH GRAPHIC]
Post-tax or after-tax means that your purchase payment for your Income Annuity does not reduce your taxable income or give you a tax reduction.

satisfying minimum distribution requirements or becoming an increasing annuity.

Please also refer to the Tax Section of this Prospectus for a discussion of other possible adverse tax consequences as a result of the exercise of the withdrawal option, including the imposition and retroactive imposition of the 10% penalty tax in addition to ordinary income tax.

Please note that the purchase of the withdrawal option may not be appropriate under certain deferred compensation or severance arrangements of an employer (including eligible Section 457(b) plans of tax-exempt employers). The mere availability of such a benefit may result in the immediate taxation to the employee of the entire benefit. Additionally, the withdrawal feature may not be appropriate under defined benefit plans.

DURING THE FIRST TWO YEARS FOLLOWING PURCHASE

You may withdraw up to an amount equal to the "fair market value" of the income payments under the Income Annuity during the first two years after we issue the Income Annuity. We calculate the "fair market value" as follows:

     -- First, we determine what your revised income payment would be based on the applicable Annuity Unit Value as of the date of the withdrawal;

     -- Then we calculate the maximum permissible withdrawal amount by multiplying the revised income payment by an updated annuity purchase rate.

If you withdraw this maximum amount from the Income Annuity during the first two years, there will be no value left in the Income Annuity. Consequently, we will then have no further obligations to you; you will receive no further income payments.

If you withdraw less than the maximum amount permitted, each future income payment will be reduced proportionately by the percentage equal to the ratio of the withdrawal amount to the maximum permissible withdrawal amount.

AFTER THE FIRST TWO YEARS FOLLOWING PURCHASE

You may make withdrawals after the first two years following issue of the Income Annuity only if you purchased a Non-Qualified Income Annuity with after-tax dollars with one of the following income types:

     --   Lifetime Income Annuity with a Guarantee Period;

     --   Lifetime Income Annuity for Two with a Guarantee Period; or

     --   Income Annuity for a Guaranteed Period.

You may withdraw a portion of the "withdrawal value" of payments in the remaining guarantee period under the Income Annuity. When we calculate the "withdrawal value" of these payments, we use the "fair market value" calculation previously described except that in the last step the maximum permissible withdrawal calculation uses an updated annuity purchase rate that reflects only the payments in the remaining guarantee period of the Income Annuity.

Each future income payment in the remaining guarantee period after a withdrawal during the guarantee period will be reduced proportionately by the percentage equal to the ratio of the withdrawal amount to the full "withdrawal value" of the payments in the remaining guarantee period at the time of the withdrawal.

You may make an unlimited number of withdrawals during the guarantee period as long as no withdrawal reduces your revised income payments during the guarantee period to less than 25% of what those payments would have been had no withdrawals been made during this period. Any income payments payable after the guarantee period will not be reduced by the withdrawals you made.

REQUESTING A WITHDRAWAL

At your request, we will provide an estimate for you of the maximum amount available for withdrawal and the amount by which your income payments would be reduced if a particular withdrawal were taken under the Income Annuity.

You generally may make a withdrawal on any business day that the Exchange is open during the permitted withdrawal period.

Your withdrawal request must be in good order and completed prior to the close of the Exchange on a business day if you want the withdrawal to take place on that day. All other withdrawals will be processed on the next business day. We will take the withdrawal proportionately from each investment division and the Fixed Income Option in which you then had an allocation.

A withdrawal processing fee of $95 will be deducted from each withdrawal. Withdrawals must be at least $1,000. If any withdrawal during the first two years after purchase would decrease total expected annual payments below $1,200, then we will treat this as a request for a full withdrawal of the fair market value and we will make no further payments.

We reserve the right to require receipt of a properly executed spousal consent to the extent applicable and required under the Internal Revenue Code, the Employee Retirement Income Security Act of 1974 or the Retirement Equity Act of 1984 prior to the payment of any withdrawal.

We reserve the right to limit, reduce or eliminate this option in the future where required to comply with Federal tax law to protect you and other contract holders in the investment divisions from adverse tax consequences.

DEATH BENEFIT


Your Income Annuity provides you with a death benefit in the event of your death before you start receiving income payments. If you die before income payments begin, the owner or any beneficiaries will receive your purchase payment less any prior withdrawals (if you have chosen the withdrawal option) in a lump sum once we receive satisfactory proof of your death.


MINIMUM PURCHASE PAYMENT


You must purchase the Income Annuity with one purchase payment of at least $25,000.


THE VALUE OF YOUR INCOME PAYMENTS

INITIAL VARIABLE INCOME PAYMENT

The initial variable income payment is a hypothetical payment which is calculated based on the amount of your purchase payment and the age and sex of the measuring lives and income payment type selected (including the withdrawal option, if applicable) and the AIR ("Assumed Investment Return"). This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment is due within 10 days after we issue the Income Annuity.

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes, if applicable. We then compute an initial income payment amount using the AIR, your income payment type (including whether the withdrawal option was chosen) and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

EXAMPLE: DETERMINING THE NUMBER OF ANNUITY UNITS

Assume the following:
     -- We calculate an initial variable income payment (e.g., $1,000) based on the AIR, income payment type (including whether the withdrawal option was chosen), the age and sex of the measuring lives, the amount of the purchase payment;

     -- You have chosen to allocate this $1,000 in equal amounts to two investment divisions (i.e., $500 to each); and

                       [WOODSTOCK WRITING CHECK GRAPHIC]
 30

     -- On the day we receive all documents in good order and issue the Contract, the annuity unit values for the investment divisions are $10.00 and $12.50.

We credit the Income Annuity with annuity units as follows:

    $500 / $10.00 = 50 ANNUITY UNITS
    $500 / $12.50 = 40 ANNUITY UNITS

Then, to calculate your variable income payment, we multiply the number of annuity units by the current Annuity Unit Value. See the example under "Calculating Annuity Unit Values."

AIR AS A BENCHMARK FOR INCOME PAYMENTS

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between payments) for the underlying portfolio minus the insurance-related charge (The resulting number is the net investment return.) exceeds the AIR (for the time period between payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between payments) for the underlying portfolio minus the insurance-related charge (the net investment return) is less than the AIR (for the time period between payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of your payment will be determined on your Contract's issue date.

THE EFFECT OF THE AIR ON SUBSEQUENT VARIABLE INCOME PAYMENTS
(Assumes no reallocation between income payments).

If the net investment experience:  Your variable income payment will
                                   (relative to the previous income
                                   payment):
  Exceeds the AIR                    Increase
  Equals the AIR                     Stay the same
  Is less than the AIR               Decrease

EXAMPLE OF A 3% AIR

Assume that the initial variable income payment for an investment division is $1,000. Also assume that when we calculate your next income payment the investment experience for the underlying portfolio

The AIR is stated in your contract and may range from 3% to 6%.

(minus the insurance-related charge) is up 10% (exceeds the AIR). Your variable income payment attributed to that investment division would be $1,067.96. The percentage change between the initial variable income payment and your next income payment is a 6.8% INCREASE.

However, assume instead that the investment experience for the underlying portfolio (minus the insurance-related charge) is down 10% (does not exceed the AIR). Your next variable income payment would be $873.79. Note that the percentage change between the initial variable income payment and your next income payment is a 12.6% DECREASE.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and


*   Finally, we multiply the previous Annuity Unit Value by this result.

EXAMPLE: CALCULATING THE ANNUITY UNIT VALUE

Assume the following:

     --   Yesterday's Annuity Unit Value was $10.20;

     -- The number we calculate for today's change in investment experience (which reflects the deduction for the investment-related charge) is
          1.02 (up 2%);

     --   The daily equivalent of the Separate Account charge is 0.000025905;
          and

     --   The daily equivalent of the adjustment for a 3% AIR is 0.99991902.

The new Annuity Unit Value is:
  (1.02 - .000025905) X 0.99991902 X $10.20 = $10.40

However, now assume that today's change in investment experience (which reflects the deduction for the investment-related charge) is .98 (down 2%) instead of 1.02.

The new Annuity Unit Value is:
  (.98 - .000025905) X 0.99991902 X $10.20 = $9.99

REALLOCATION PRIVILEGE


You can reallocate among the investment divisions and the Fixed Income Option.


There is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying portfolio shares or other funds we have designated in the investment divisions to generate your income payments.

For us to process a reallocation, you must tell us:

     --   The percentage of the income payment to be reallocated;

     -- The investment divisions (or Fixed Income Option) from which you want the income payment to be reallocated; and

     -- The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

     -- First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

     -- Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

     -- Third, we calculate another updated annuity purchase rate using our current single premium fixed income annuity purchase rates on the date of your reallocation (but not less favorable than the annuity purchase rate guaranteed for your group);

     -- Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from the Fixed Income Option to an investment division, a similar adjustment will be made to your payment at the time of the reallocation. However, in this case the payment adjustment will be determined by multiplying the income payment amount to be reallocated from the Fixed Income Option by the ratio of the annuity purchase rate determined in the third step above divided by the annuity purchase rate determined in the second step above.

[WOODSTOCK AND MONEY GRAPHIC]

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.


We have policies and procedures that attempt to detect transfer/ reallocation activity that may adversely affect other contract holders or participants/annuitants or Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more contract holders participants/annuitants (i.e., market timing). We employ various means to try to detect such transfer/reallocation activity, such as periodically examining the number of transfers/reallocations and/or the number of "round trip" transfers/reallocations into and out of particular investment divisions made by contract holders and participants/annuitants within given periods of time and/or investigating transfer/reallocation activity identified by our MetLife Designated Office or the Funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders and participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the Income Annuity. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and investment divisions and may be more restrictive with regard to certain contracts or investment divisions than others. Accordingly, there is no assurance that we can prevent all transfer/reallocation activity that may adversely affect contract holders or participants/annuitants or Fund shareholders. In addition, we cannot guarantee that the Funds will not be harmed by transfer/reallocation activity related to other insurance companies and/or retirement plans that may invest in the Funds.



Our policies and procedures may result in restrictions being applied to contract holders or participants/annuitants. These restrictions may include:



     -- requiring you to send us by U.S. mail a signed, written request to make transfers/reallocations;

     -- limiting the number of transfers/reallocations you may make each Contract Year;



     -- limiting the dollar amount that may be transferred/reallocated at any one time;



     --   collecting a Fund redemption fee;



     -- denying a transfer/reallocation request from an authorized third party acting on behalf of multiple contract holders or participants/annuitants; and



     -- imposing other limitations and modifications where we determine that exercise of the transfer/reallocation privilege may create a disadvantage to other contract holders or participants/annuitants (including, but not limited to, imposing a minimum time period between each transfer/reallocation).



If restrictions are imposed on a contract holder or participant/ annuitant, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read each Fund prospectus for more details.


Reallocations will be made as of the end of a business day at the close of the Exchange if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

Here are examples of the effect of a reallocation on the income payment:

     -- Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 X ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40.

     -- Suppose you choose to reallocate 40% of your $100 fixed payment supported by the Fixed Income Option to a variable income payment supported by investment division A. Assume again that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment supported by investment division A will be increased by $40 X

          ($100 / $125) or $32, and your fixed payment supported by the Fixed Income Option will be decreased by $40.

     -- Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40.

CONTRACT FEE

There is no contract fee.

CHARGES

There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.


General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.


The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).


This charge also pays us for distribution costs to both our licensed sales persons and other broker-dealers. The charge that applies may be less than the maximum charge depending on the service level or other category that applies to your employer, association or group. The categories depend on various factors pertaining to the level of administrative or service activity we provide. The charge that applies is stated in your Income Annuity.


The charge that applies also may be less than the maximum charge depending on the level of distribution assistance provided to us by your employer, association or group. The levels depend on various factors pertaining to the amount of access we are given to potential purchasers. The charge that applies is stated in your Income Annuity.


The charges you pay will not reduce the number of annuity units credited to you.
         Instead, we deduct the charges when calculating the Annuity Unit Value.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Income Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.


WITHDRAWAL PROCESSING FEE

A withdrawal processing fee of $95 will be deducted from each withdrawal.


PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on whether you purchased your Income Annuity through the mail or your age. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.

[LUCY READING GRAPHIC]

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your initial purchase payments.


Purchase payments are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:



*   On a day when the Annuity Unit Value is not calculated, or


*   After the close of the Exchange.


In those cases, the purchase payments will be effective the next day the Annuity Unit Value is calculated.



We reserve the right to credit your purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.



Under certain group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Income Option.


CONFIRMING TRANSACTIONS


You will receive a statement confirming that a transaction was recently completed. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


  Generally, your requests are effective the day we receive them at your MetLife
                                                Designated Office in good order.

PROCESSING TRANSACTIONS


We permit you to request transactions by mail and telephone. We may suspend or eliminate telephone privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.



If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.



BY TELEPHONE



You may obtain information and initiate transactions through our toll-free number, 866-438-6477. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.



Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.



We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone. When someone contacts us by telephone and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.



Response times for the telephone may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:


* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or
* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

[CHARLIE BROWN ON PHONE GRAPHIC]

AFTER YOUR DEATH


If we are notified of your death before a requested transaction is completed, we will cancel the request. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant.


THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.


VALUATION -- SUSPENSION OF PAYMENTS


We separately determine the Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.



When you request a transaction, we will process the transaction using the next available Annuity Unit Value. Subject to our procedure, we will make withdrawals and reallocations at a later date, if you request.



We reserve the right to suspend or postpone payment for a withdrawal, income payment or reallocation when:


     -- rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

     -- during any other period when the Securities and Exchange Commission by order so permits.
ADVERTISING PERFORMANCE


We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, the Internet, annual reports and semiannual reports.



We may state performance in terms of "yield," "change in Annuity Unit Value," "average annual total return," or some combination of these terms.


YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are

                                                  [SNOOPY AS TOWN CRIER GRAPHIC]
   All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.
 40
expressed as percentages. This percentage yield is compounded semiannually.


CHANGE IN ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an annuity unit for a certain period. These numbers may also be annualized. Change in Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges.



AVERAGE ANNUAL TOTAL RETURN (also known as annualized change in annuity value) calculations ("Standard Performance") reflect all Separate Account charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Income Annuity. These presentations reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.



For purposes of presentation (of Non-Standard Performance), we may assume that the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Income Annuity had been introduced as of the Portfolio inception date.



We may also present average annual total return calculations which reflect all Separate Account charges since the Portfolio inception date. We use the actual annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Income Annuities had been introduced as of the Portfolio inception date.


We may state performance for the investment divisions of the Income Annuity which reflect deduction of the insurance-related charge and investment-related charge, if accompanied by the annualized change in annuity unit value.

Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

Historical performance information should not be relied on as a guarantee of future performance results.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and the average of investment-related charges for all Portfolios to depict investment-related charges. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.


Performance figures will vary among the Income Annuities as a result of different Separate Account charges.



CHANGES TO YOUR INCOME ANNUITY



We have the right to make certain changes to your Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


*   To operate the Separate Account in any form permitted by law.


* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws, including limiting the number, frequency or types of reallocations permitted).


* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met

Investors Fund or the shares of another investment company or any other investment permitted by law.


* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Income Annuities.



* To make any necessary technical changes in the Income Annuities in order to conform with any of the above-described actions.



If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Income Annuities where required by law, we will ask your approval before making any technical changes.


VOTING RIGHTS


Based on our current view of applicable law, you have voting interests under your Income Annuity concerning Metropolitan Fund, Met Investors Fund and American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Income Annuity.


We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.


You will be entitled to give instructions regarding the votes attributable to your Income Annuity in your sole discretion.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE INCOME ANNUITIES



All Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.



The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The commissions we pay range from 0% to 6% of purchase payments.



Our licensed sales representatives and their managers are eligible for various cash benefits, such as bonuses, insurance benefits and financial arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards. In addition, our licensed sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Income Annuities. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



An investment adviser or subadviser of a Portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Portfolios. The amount of this compensation is based on a percentage of assets of the Portfolios attributable to the Income Annuity and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50% of assets. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Income Annuity.


FINANCIAL STATEMENTS

The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

                      [SNOOPY AND WOODSTOCK SHAKE GRAPHIC]
 44

YOUR SPOUSE'S RIGHTS


If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Income Annuity may be subject to your spouse's rights.


If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED
ANNUITY OR INCOME ANNUITY


We may not cancel your Income Annuity, except as described in the Withdrawal Option section of this Prospectus.



INCOME TAXES



The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information.



Where otherwise permitted under the Income Annuities, the transfer of ownership of an Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of an Income Annuity, or the receipt of an Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.


MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

INCOME TAXES



Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


GENERAL


WITHDRAWALS



If you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.


When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

*   annuity you purchase (e.g., Non-Qualified or IRA), and

*   pay-out option you elect.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.


                                                            [PIGGY BANK GRAPHIC]
 46

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                                  Type of Contract
                                       --------------------------------------
                                                                       401(a)
                                                                       401(k)
                                          Non            Trad.         Keogh
                                       Qualified          IRA          403(a)
                                       ---------         -----         ------
In a series of substantially
equal payments made annually (or
more frequently) for life or life
expectancy (SEPP)                           x               x             x(1)
After you die                               x               x             x
After you become totally disabled
(as defined in the Code)                    x               x             x
To pay deductible medical
expenses                                                    x             x
To pay medical insurance premiums
if you are unemployed                                       x
To pay for qualified higher education expenses,
or                                                          x
For qualified first time home purchases up to
$10,000                                                     x
After separation from service if
you are over age 55 at the time
of separation                                                             x
After December 31, 1999 for IRS levies                      x             x
Under certain immediate income
annuities providing for
substantially equal payments over
the "pay-out" period                        x
(1) You must also be separated from service



INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)



If you are considering selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether income payments will satisfy the SEPP exception.


If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty with interest.


If you have not attained age 59 1/2 at the time of purchase and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of the withdrawal option prior to the later of (a) your attaining age 59 1/2


                                                  [SNOOPY WITH TAX BILL GRAPHIC]
or (b) five years after income payments had begun, will generally also result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of income payments received in the year of the withdrawal, will generally be subject to the 10% penalty tax in addition to ordinary income tax. In addition, if you are under age 59 1/2 when such payments are received, any future payments you receive will generally be subject to the 10% penalty tax. Consult your tax adviser.

NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified Contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

* Your Non-Qualified Contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.


* When a non-natural person owns a Non-Qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus lose the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.



* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal Income tax purposes, the entity may have a limited ability to deduct interest payments.


DIVERSIFICATION

In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract holders of gains under their contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your annuity. These changes may take

 After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.

effect retroactively. Examples of changes that could create adverse tax consequences include:


     -- Possible taxation of reallocations between investment divisions and reallocations from/between an investment division to/and a fixed option.


     -- Possible taxation as if you were the owner of your portion of the Separate Account's assets.


     -- Possible limits on the number of funding options available or the frequency of reallocations among them.



INCOME PAYMENTS


Income payments are subject to an "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payment; and

*   A taxable payment of earnings.

The Internal Revenue Service (the "IRS") has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where reallocations are permitted between investment divisions or between an investment division and the Fixed Income Option.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature as required under Federal tax law), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the exclusion amount applicable to the year, you may generally elect the year in which to begin to apply this excess ratably over the remaining income stream.

EXERCISE OF WITHDRAWAL OPTION

If your Income Annuity has been purchased with a withdrawal option and is terminated as a result of the exercise of the withdrawal option, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax contributions.
For Non-Qualified Annuities, amounts received under the exercise of a partial withdrawal option may be fully includable in taxable income. The entire amount of the withdrawal could be treated as taxable

                                                      [WOODSTOCK FLYING GRAPHIC]
income. Exercise of the withdrawal option may adversely impact the amount of subsequent payments which can be treated as a non-taxable return of investment.


AFTER DEATH


If you die before the annuity starting date, as defined under the income tax regulations, payment of your entire interest in the contract must be made within five years of the date of your death or payments must begin under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death.

If you die on or after the annuity starting date, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.


In the case of joint owners, the above rules will be applied on the death of any owner.


When the owner is not a natural person, these rules will be applied on the death (or change) of any annuitant.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the only remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.


QUALIFIED ANNUITIES


GENERAL


Income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.



Your annuity is generally not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.



WITHDRAWALS AND INCOME PAYMENTS



We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



MINIMUM DISTRIBUTION REQUIREMENTS



Generally, for Traditional IRAs, you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

Generally, for plans or arrangements other than IRAs, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.


Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals, which should have been taken but were not.


In general, new proposed regulations issued in 2002 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is the "difference between actuarial assumptions used in pricing and actual experience with respect to those assumptions; or differences between actuarial assumptions used in pricing when the annuity was purchased and actuarial assumptions used in pricing at the time the actuarial gain is determined." Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

If you intend to receive your minimum distributions which is payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor before selecting a pay-out option.


AFTER DEATH



The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).



Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death.



If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.



If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided by the Code (and any applicable regulations).


DEFINED BENEFIT PLANS

Under proposed income tax regulations published in April 2002, defined benefit plans may no longer automatically satisfy minimum distribution requirements through the purchase of a variable annuity. However, until the regulations are finalized, transitional rules apply which may permit the purchase of certain variable annuities by defined benefit plans. It is not clear that any favorable transitional rules will apply to the Income Annuity. You should consult a tax advisor prior to purchasing the Income Annuity in connection with a defined benefit plan.

MANDATORY 20% WITHHOLDING

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your "eligible rollover distribution" to a traditional IRA or another eligible retirement plan.


Generally, income payments made on or after the required beginning date (as previously discussed in "Minimum Distribution Requirements") are not eligible rollover distributions. Additionally, payments under certain types of income annuities are not treated as eligible rollover distributions. We or your qualified plan administrator will notify you (or your spousal beneficiary) if an income payment or death benefit is an eligible rollover distribution.

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     6
ADVERTISEMENT OF THE SEPARATE ACCOUNT....... .......     8
VOTING RIGHTS................... ...................    11
ERISA....................... .......................    12
TAXES....................... .......................    12
ANNUITY UNIT VALUES TABLES............ .............    24
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....   F-1
FINANCIAL STATEMENTS OF METLIFE.......... ..........  F-66


[PEANUTS GANG GRAPHIC]

APPENDIX

PREMIUM TAX TABLE


If you are a resident of one of the following jurisdictions, the percentage amount listed by the jurisdiction is the premium tax rate applicable to your Income Annuity.



                                         Keogh, 401(a),
                                         401(k), and
                         IRA Income      403(a)              Non-Qualified
                         Annuities(1)    Income Annuities    Income Annuities
California...........    0.5%(2)         0.5%                2.35%
Maine................    --              --                  2.0%
Nevada...............    --              --                  3.5%
Puerto Rico..........    1.0%            1.0%                1.0%
South Dakota.........    --              --                  1.25%
West Virginia........    1.0%            1.0%                1.0%
Wyoming..............    --              --                  1.0%


----------------


(1) PREMIUM TAX RATES APPLICABLE TO IRA INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA INCOME ANNUITIES."



(2) WITH RESPECT TO INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING REQUIREMENTS OF SEC.408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.


PEANUTS(C) UNITED FEATURE SYNDICATE, INC.
(C)2004 METROPOLITAN LIFE INSURANCE COMPANY

                                                         [LUCY'S TAXES GRAPHICS]
 54

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the appropriate address below.

[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc. and Met
    Investors Series Trust

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip


Metropolitan Life Insurance Company
Attn: MetLife Personal IncomePlus
P.O. Box 740278
Atlanta, GA 30374

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15904-2914

MetLife Personal Income Plus
Prospectus Cover                                                         (back)












                                    MetLife











               METROPOLITAN LIFE INSURANCE COMPANY, NEW YORK, NY
                                  [ILLEGIBLE]

                                 [METLIFE LOGO]




INCOME ANNUITIES

AVAILABLE:
     --  Non-Qualified
     --  Qualified

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;




     --  federally insured or guaranteed; or




     --  endorsed by any bank or other financial institution.

                                                               MAY 1, 2004


PREFERENCE PLUS(R) INCOME ADVANTAGE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY



This Prospectus describes individual and group non-qualified and qualified contracts for Preference Plus Income Advantage immediate variable income annuities ("Income Annuities").


--------------------------------------------------------------------------------


The investment choices available to you are listed in the contract for your Income Annuity. Your choices may include the Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc.
("Metropolitan Fund"), portfolios of the Met Investors
Series Trust ("Met Investors Fund") and funds of the
American Funds Insurance Series ("American Funds").
For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


  SALOMON BROTHERS U.S. GOVERNMENT                  NEUBERGER BERMAN PARTNERS MID CAP VALUE
  PIMCO TOTAL RETURN                                FI MID CAP OPPORTUNITIES
  STATE STREET RESEARCH BOND INCOME                   (FORMERLY JANUS MID CAP)
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX           MET/AIM MID CAP CORE EQUITY
  SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES     METLIFE MID CAP STOCK INDEX
  LORD ABBETT BOND DEBENTURE                        STATE STREET RESEARCH AGGRESSIVE GROWTH
  MFS TOTAL RETURN                                  T. ROWE PRICE MID-CAP GROWTH
  STATE STREET RESEARCH DIVERSIFIED                 STATE STREET RESEARCH AURORA
  NEUBERGER BERMAN REAL ESTATE                      LOOMIS SAYLES SMALL CAP
  AMERICAN FUNDS GROWTH-INCOME                      RUSSELL 2000(R) INDEX
  DAVIS VENTURE VALUE                               FRANKLIN TEMPLETON SMALL CAP GROWTH
  FI VALUE LEADERS (FORMERLY FI STRUCTURED          MET/AIM SMALL CAP GROWTH
  EQUITY)                                           T. ROWE PRICE SMALL CAP GROWTH
  HARRIS OAKMARK LARGE CAP VALUE                    SCUDDER GLOBAL EQUITY
  STATE STREET RESEARCH LARGE CAP VALUE             FI INTERNATIONAL STOCK
  METLIFE STOCK INDEX                                 (FORMERLY PUTNAM INTERNATIONAL STOCK)
  MFS INVESTORS TRUST                               HARRIS OAKMARK INTERNATIONAL
  STATE STREET RESEARCH INVESTMENT TRUST            MFS RESEARCH INTERNATIONAL
  AMERICAN FUNDS GROWTH                             MORGAN STANLEY EAFE(R) INDEX
  JANUS AGGRESSIVE GROWTH                           PIMCO PEA INNOVATION
  MET/PUTNAM VOYAGER                                  (FORMERLY PIMCO INNOVATION)
  STATE STREET RESEARCH LARGE CAP GROWTH            AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
  T. ROWE PRICE LARGE CAP GROWTH
  HARRIS OAKMARK FOCUSED VALUE

HOW TO LEARN MORE:



Before investing, read this Prospectus. The Prospectus contains information about the Income Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May
1, 2004. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The
Table of Contents of the SAI appears on page A-PPA-54 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732


The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and
American Funds prospectuses, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing an Income
Annuity.

      TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW.............. ..............  4
TABLE OF EXPENSES..................... .....................  6
ANNUITY UNIT VALUES TABLE................. .................  11
METLIFE.......................... ..........................  21
METROPOLITAN LIFE SEPARATE ACCOUNT E............ ...........  21
VARIABLE ANNUITIES..................... ....................  21
YOUR INVESTMENT CHOICES.................. ..................  22
INCOME ANNUITIES...................... .....................  24
   Income Payment Types.....................................  25
   Optional Two Year Withdrawal Feature.....................  27
      Requesting a Withdrawal...............................  29
   Purchase Payment.........................................  29
   The Value of Your Income Payments........................  30
   Reallocation Privilege...................................  32
   Standard Withdrawal Feature..............................  36
   Charges..................................................  39
      Insurance-Related or Separate Account Charge..........  39
      Investment-Related Charge.............................  39
      Annual Contract Charge................................  39
   Premium and Other Taxes..................................  39
   Free Look................................................  40
GENERAL INFORMATION.................... ....................  40
   Administration...........................................  40
      Purchase Payments.....................................  40
      Confirming Transactions...............................  41
      Processing Transactions...............................  41
        By Telephone or Internet............................  41
        After Your Death....................................  42
        Third Party Requests................................  42
        Valuation -- Suspension of Payments.................  43
   Advertising Performance..................................  43
   Changes to Your Income Annuity...........................  45
   Voting Rights............................................  45
   Who Sells the Income Annuities...........................  46
   Financial Statements.....................................  47
   When We Can Cancel Your Income Annuity...................  47

INCOME TAXES........................ .......................  47
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION....................... .......................  54
APPENDIX FOR PREMIUM TAX TABLE............... ..............  55



MetLife does not intend to offer the Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW


ANNUITY PURCHASE RATE


The annuity purchase rate is based on the annuity income payment type you purchase (which may include the Optional Two Year Withdrawal Feature), assumed investment return or interest rate and your age, sex and number of payments remaining. Each time you request a reallocation between the Fixed Income Option and the investment divisions of the Separate Account or request a withdrawal, the annuity purchase rate is reset to reflect any changes in these components. The reset annuity purchase rate represents the assumed investment return or interest rate and your age, sex and number of payments remaining if you were purchasing the same annuity contract on the date of the reallocation or withdrawal.


ANNUITY UNIT VALUE


With an Income Annuity the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.



ASSUMED INVESTMENT RETURN (AIR)


Under an Income Annuity, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.



CONTRACT


A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.



EXCHANGE


In this Prospectus, the New York Stock Exchange is referred to as the "Exchange".


INVESTMENT DIVISION


Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment or make reallocations of your income payment to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund or American Funds.


METLIFE


MetLife is Metropolitan Life Insurance Company, which is the company that issues the Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."



METLIFE DESIGNATED OFFICE


Your MetLife Designated Office is the MetLife office that will generally handle the administration of your Income Annuity. Your payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.



SEPARATE ACCOUNT


A separate account is an investment account. All assets contributed to investment divisions under the Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in the Income Annuities.



VARIABLE ANNUITY


An annuity in which income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.



YOU


In this Prospectus, depending on the context, "you" may mean either the purchaser of the Income Annuity or the annuitants under certain group arrangements.

TABLE OF EXPENSES -- PREFERENCE PLUS INCOME ADVANTAGE INCOME ANNUITIES




The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Income Annuity. The first table describes charges you will pay at the time you purchase the Income Annuity, make withdrawals from your Income Annuity or make reallocations between the investment divisions of your Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................    None
  Withdrawal Processing Fee for Standard Withdrawal Feature
     (of the amount withdrawn) (1)..........................       6%
  Reallocation Fee (2)...................... Current Charge:    None
                                  Maximum Guaranteed Charge:     $30


(1) THE WITHDRAWAL PROCESSING FEES IN THE AGGREGATE WILL NOT EXCEED 9% OF THE PURCHASE PAYMENT. SUBJECT TO METLIFE'S UNDERWRITING REQUIREMENTS, WE MAY ALSO MAKE AVAILABLE AN OPTIONAL TWO YEAR WITHDRAWAL FEATURE UNDER YOUR INCOME ANNUITY. IF THE OPTIONAL TWO YEAR WITHDRAWAL FEATURE IS AVAILABLE UNDER YOUR INCOME ANNUITY, YOU CAN CHOOSE TO ADD THIS FEATURE THAT PERMITS YOU TO WITHDRAW ADDITIONAL AMOUNTS DURING THE FIRST TWO YEARS YOU HOLD YOUR INCOME ANNUITY. THIS OPTION IS DESCRIBED IN MORE DETAIL LATER IN THIS PROSPECTUS. CHOOSING THIS OPTION WILL TYPICALLY RESULT IN LOWER INCOME PAYMENTS THAN IF THIS FEATURE HAD NOT BEEN CHOSEN.


(2) WE RESERVE THE RIGHT TO LIMIT REALLOCATIONS TO ONE PER MONTH. WE ALSO RESERVE THE RIGHT TO IMPOSE A REALLOCATION FEE FOR EACH ADDITIONAL REALLOCATION IN EXCESS OF THE MAXIMUM NUMBER PERMITTED. THE AMOUNT OF THIS FEE WILL BE NO GREATER THAN $30.
--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee for Income Annuities (3)........ Current
  Charge:                                                       None
                                  Maximum Guaranteed Charge:     $30
Separate Account Charge (as a percentage of the amount of
  underlying portfolio shares we have designated in the
  investment divisions to generate your income payments)....    1.25%

(3) WE RESERVE THE RIGHT TO IMPOSE AN ANNUAL CONTRACT FEE. THE AMOUNT OF THIS FEE WILL BE NO GREATER THAN $30.00 ANNUALLY.
--------------------------------------------------------------------------------

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Income Annuity. All of the Portfolios listed below are Class B except for the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.


Total Annual Metropolitan Fund, Met Investors Fund and American Funds  Minimum   Maximum
  Operating Expenses for the fiscal year ending December 31, 2003
  (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees) and other
  expenses).....................................................        0.56%     1.57%
  After Waiver and/or Reimbursement of Expenses (4)(5)..........        0.56%     1.43%



(4) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2005, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: 1.10% FOR THE PIMCO PEA INNOVATION PORTFOLIO, 0.95% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO, 1.10% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 0.75% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 1.05% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, 0.90% FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.20% FOR HARRIS OAKMARK INTERNATIONAL PORTFOLIO, 0.95% FOR MET/AIM MID CAP CORE EQUITY PORTFOLIO AND 0.90% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.

(5) PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MET/PUTNAM VOYAGER PORTFOLIO                                     1.00
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.15
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO                  0.95
MFS INVESTORS TRUST PORTFOLIO                                    1.00


     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio (except for the Met/Putnam Voyager Portfolio) separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2005. The effect of such waiver and reimbursement is that performance results are increased.

METROPOLITAN FUND CLASS B                                                      C             A+B+C=D
ANNUAL EXPENSES                                       A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003          MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (7)(8)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government Portfolio...        0.55        0.25         0.10             0.90
State Street Research Bond Income
  Portfolio (6)(9).......                            0.40        0.25         0.07             0.72
Lehman Brothers(R) Aggregate Bond Index
  Portfolio..............                            0.25        0.25         0.09             0.59
Salomon Brothers Strategic Bond Opportunities
  Portfolio..............                            0.65        0.25         0.16             1.06
MFS Total Return Portfolio...                        0.50        0.25         0.19             0.94
State Street Research Diversified
  Portfolio (6)..........                            0.44        0.25         0.07             0.76
Davis Venture Value Portfolio (6)...                 0.74        0.25         0.05             1.04
FI Value Leaders Portfolio (6)...                    0.67        0.25         0.07             0.99
Harris Oakmark Large Cap Value
  Portfolio (6)..........                            0.74        0.25         0.09             1.08
State Street Research Large Cap Value
  Portfolio (5)(6).......                            0.70        0.25         0.35             1.30
MetLife Stock Index Portfolio...                     0.25        0.25         0.06             0.56
MFS Investors Trust Portfolio (5)(13)...             0.75        0.25         0.36             1.36
State Street Research Investment Trust
  Portfolio (6)..........                            0.49        0.25         0.07             0.81
Met/Putnam Voyager Portfolio (5)(6)...               0.80        0.25         0.27             1.32
State Street Research Large Cap Growth
  Portfolio (6)..........                            0.73        0.25         0.07             1.05
T. Rowe Price Large Cap Growth
  Portfolio (6)..........                            0.63        0.25         0.16             1.04

METROPOLITAN FUND CLASS B                                          D-E=F
ANNUAL EXPENSES                                       E        TOTAL EXPENSES
for fiscal year ending December 31, 2003           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (7)(8)  REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------  -----------------------------
Salomon Brothers U.S. Government Portfolio...        0.00           0.90
State Street Research Bond Income
  Portfolio (6)(9).......                            0.00           0.72
Lehman Brothers(R) Aggregate Bond Index
  Portfolio..............                            0.00           0.59
Salomon Brothers Strategic Bond Opportunities
  Portfolio..............                            0.00           1.06
MFS Total Return Portfolio...                        0.00           0.94
State Street Research Diversified
  Portfolio (6)..........                            0.00           0.76
Davis Venture Value Portfolio (6)...                 0.00           1.04
FI Value Leaders Portfolio (6)...                    0.00           0.99
Harris Oakmark Large Cap Value
  Portfolio (6)..........                            0.00           1.08
State Street Research Large Cap Value
  Portfolio (5)(6).......                            0.10           1.20
MetLife Stock Index Portfolio...                     0.00           0.56
MFS Investors Trust Portfolio (5)(13)...             0.11           1.25
State Street Research Investment Trust
  Portfolio (6)..........                            0.00           0.81
Met/Putnam Voyager Portfolio (5)(6)...               0.07           1.25
State Street Research Large Cap Growth
  Portfolio (6)..........                            0.00           1.05
T. Rowe Price Large Cap Growth
  Portfolio (6)..........                            0.00           1.04

                                                                           C             A+B+C=D
METROPOLITAN FUND CLASS B ANNUAL EXPENSES           A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (7)(8)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------
Harris Oakmark Focused Value Portfolio (6)...      0.75      0.25         0.05             1.05
Neuberger Berman Partners Mid Cap Value
  Portfolio (6).................                   0.69      0.25         0.11             1.05
FI Mid Cap Opportunities Portfolio (6)(14)...      0.69      0.25         0.08             1.02
MetLife Mid Cap Stock Index Portfolio...           0.25      0.25         0.15             0.65
State Street Research Aggressive Growth
  Portfolio (6).................                   0.73      0.25         0.08             1.06
State Street Research Aurora Portfolio (6)...      0.85      0.25         0.08             1.18
Loomis Sayles Small Cap Portfolio (6)...           0.90      0.25         0.09             1.24
Russell 2000(R) Index Portfolio...                 0.25      0.25         0.22             0.72
Franklin Templeton Small Cap Growth
  Portfolio (5)(6)..............                   0.90      0.25         0.42             1.57
T. Rowe Price Small Cap Growth
  Portfolio (6).................                   0.52      0.25         0.11             0.88
Scudder Global Equity Portfolio (6)...             0.64      0.25         0.20             1.09
FI International Stock Portfolio (6)(15)...        0.86      0.25         0.23             1.34
Morgan Stanley EAFE(R) Index Portfolio...          0.30      0.25         0.41             0.96

                                                                   D-E=F
METROPOLITAN FUND CLASS B ANNUAL EXPENSES             E        TOTAL EXPENSES
for fiscal year ending December 31, 2003           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (7)(8)  REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------  -----------------------------
Harris Oakmark Focused Value Portfolio (6)...        0.00           1.05
Neuberger Berman Partners Mid Cap Value
  Portfolio (6).................                     0.00           1.05
FI Mid Cap Opportunities Portfolio (6)(14)...        0.00           1.02
MetLife Mid Cap Stock Index Portfolio...             0.00           0.65
State Street Research Aggressive Growth
  Portfolio (6).................                     0.00           1.06
State Street Research Aurora Portfolio (6)...        0.00           1.18
Loomis Sayles Small Cap Portfolio (6)...             0.00           1.24
Russell 2000(R) Index Portfolio...                   0.00           0.72
Franklin Templeton Small Cap Growth
  Portfolio (5)(6)..............                     0.17           1.40
T. Rowe Price Small Cap Growth
  Portfolio (6).................                     0.00           0.88
Scudder Global Equity Portfolio (6)...               0.00           1.09
FI International Stock Portfolio (6)(15)...          0.00           1.34
Morgan Stanley EAFE(R) Index Portfolio...            0.00           0.96


                                                                           C             A+B+C=D
MET INVESTORS FUND CLASS B ANNUAL EXPENSES          A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (7)(8)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (16)...               0.50      0.25         0.08             0.83
Lord Abbett Bond Debenture
  Portfolio (4)(6)(9)(16).......                   0.60      0.25         0.11             0.96
Neuberger Berman Real Estate
  Portfolio (4)(6)(17)..........                   0.70      0.25         0.41             1.36
Janus Aggressive Growth
  Portfolio (4)(6)(12)..........                   0.78      0.25         0.15             1.18
Met/AIM Mid Cap Core Equity
  Portfolio (4)(6)(16)..........                   0.75      0.25         0.19             1.19
T. Rowe Price Mid-Cap Growth
  Portfolio (4)(11)(16).........                   0.75      0.25         0.18             1.18
Met/AIM Small Cap Growth Portfolio (4)...          0.90      0.25         0.21             1.36
Harris Oakmark International
  Portfolio (4)(6)(10)(16)......                   0.85      0.25         0.33             1.43
MFS Research International Portfolio (4)(6)...     0.80      0.25         0.34             1.39
PIMCO PEA Innovation Portfolio (4)...              0.95      0.25         0.32             1.52

                                                                   D-E=F
MET INVESTORS FUND CLASS B ANNUAL EXPENSES            E        TOTAL EXPENSES
for fiscal year ending December 31, 2003           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (7)(8)  REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (16)...                 0.00           0.83
Lord Abbett Bond Debenture
  Portfolio (4)(6)(9)(16).......                     0.00           0.96
Neuberger Berman Real Estate
  Portfolio (4)(6)(17)..........                     0.21           1.15
Janus Aggressive Growth
  Portfolio (4)(6)(12)..........                     0.04           1.14
Met/AIM Mid Cap Core Equity
  Portfolio (4)(6)(16)..........                     0.00           1.19
T. Rowe Price Mid-Cap Growth
  Portfolio (4)(11)(16).........                     0.00           1.18
Met/AIM Small Cap Growth Portfolio (4)...            0.06           1.30
Harris Oakmark International
  Portfolio (4)(6)(10)(16)......                     0.00           1.43
MFS Research International Portfolio (4)(6)...       0.06           1.33
PIMCO PEA Innovation Portfolio (4)...                0.17           1.35

                                                                           C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES              A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2003        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (6)(8)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...          0.33      0.25         0.01             0.59
American Funds Growth Portfolio...                 0.37      0.25         0.02             0.64
American Funds Global Small Capitalization
  Portfolio.....................                   0.80      0.25         0.03             1.08

                                                                   D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                E        TOTAL EXPENSES
for fiscal year ending December 31, 2003           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (6)(8)  REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------  -----------------------------
American Funds Growth-Income Portfolio...            0.00           0.59
American Funds Growth Portfolio...                   0.00           0.64
American Funds Global Small Capitalization
  Portfolio.....................                     0.00           1.08

(6) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.

(7) CERTAIN METROPOLITAN FUND AND MET INVESTORS FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, MET INVESTORS FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND MET INVESTORS FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS. SEE THE PROSPECTUS FOR EACH FUND FOR MORE INFORMATION.

(8) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS B SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.

(9) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

(10) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO.

(11) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.

(12) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.


(13) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.



(14) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.


(15) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.

(16) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGERS OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGERS BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:

                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
PIMCO TOTAL RETURN PORTFOLIO                                     0.01
LORD ABBETT BOND DEBENTURE PORTFOLIO                             0.05
MET/AIM MID CAP CORE EQUITY PORTFOLIO                            0.04
T. ROWE PRICE MID CAP GROWTH PORTFOLIO                           0.02
HARRIS OAKMARK INTERNATIONAL PORTFOLIO                           0.10


(17) NEUBERGER BERMAN REAL ESTATE PORTFOLIO WILL BEGIN OPERATIONS ON OR ABOUT MAY 1, 2004. THE EXPENSE INFORMATION IN THE FEE TABLE IS AN ESTIMATE OF THE PORTFOLIO'S EXPENSES THROUGH DECEMBER 31, 2004.

EXAMPLE

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for an Income Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

 --   there was no allocation to the Fixed Income Option;

 --   reimbursement and/or waiver of expenses was not in effect;

 -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

 --   you purchased the Optional Two Year Withdrawal Feature;

 --   no withdrawals have been taken;

 --   the underlying Portfolio earns a 5% annual return; and


 --   the AIR is 3%.





                                                                  1             3             5              10
                                                                 YEAR         YEARS         YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum....................................................      $285         $873          $1,485         $3,131
Minimum....................................................      $184         $569          $  978         $2,118

 ANNUITY UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an annuity unit outstanding throughout the period)
    The Income Annuity was first made available on May 1, 2004 and, as a result, there is no Annuity Unit Values information available.

    These tables and bar charts show fluctuations in the Annuity Unit Values for each investment division from year end to year end for an income annuity we issue with the same expense and AIR structure (1.25% annual Separate Account charge; 4% AIR) as one variation of the Income Annuity. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


Salomon Brothers U.S. Government Division(e)................ 2003   $10.34       $ 9.99
                                                             2002    10.09        10.34
                                                             2001    10.00        10.09


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


PIMCO Total Return Division(e).............................. 2003    10.69        10.61
                                                             2002    10.28        10.69
                                                             2001    10.00        10.28


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


State Street Research Bond Income Division(c)(g)............ 2003    12.12        12.18
                                                             2002    11.78        12.12
                                                             2001    11.55        11.78
                                                             2000    10.84        11.55
                                                             1999    11.69        10.84
                                                             1998    11.25        11.69
                                                             1997    10.78        11.25
                                                             1996    10.96        10.78
                                                             1995     9.64        10.96
                                                             1994    10.00         9.64


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


Lehman Brothers(R) Aggregate Bond Division(d)............... 2003   $10.65       $10.48
                                                             2002    10.17        10.65
                                                             2001    10.50        10.17
                                                             2000     9.43        10.50
                                                             1999    10.06         9.43

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Salomon Brothers Strategic Bond Opportunities Division(e)... 2003    10.44        11.16
                                                             2002    10.03        10.44
                                                             2001    10.00        10.03


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Lord Abbett Bond Debenture Division(b)(f)................... 2003     8.47         9.62
                                                             2002     8.81         8.47
                                                             2001     9.40         8.81
                                                             2000    10.00         9.40
                                                             1999     8.93        10.00
                                                             1998    10.17         8.93
                                                             1997    10.00        10.17

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


State Street Research Diversified Division(g)............... 2003   $11.95       $13.68
                                                             2002    14.61        11.95
                                                             2001    16.19        14.61
                                                             2000    17.12        16.19
                                                             1999    16.58        17.12
                                                             1998    14.60        16.58
                                                             1997    12.75        14.60
                                                             1996    11.76        12.75
                                                             1995     9.68        11.76
                                                             1994    10.00         9.68

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


American Funds Growth-Income Division(e).................... 2003     7.30         9.18
                                                             2002     9.42         7.30
                                                             2001    10.00         9.42


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Davis Venture Value Division(a)............................. 2003     6.70         8.33
                                                             2002     8.44         6.70
                                                             2001     9.77         8.44
                                                             2000    10.00         9.77

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


FI Value Leaders Division(i)................................ 2003     8.04         9.68
                                                             2002    10.00         8.04


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


Harris Oakmark Large Cap Value Division(d).................. 2003   $ 8.36       $ 9.96
                                                             2002    10.25         8.36
                                                             2001     8.97        10.25
                                                             2000     8.54         8.97
                                                             1999     9.66         8.54

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


State Street Research Large Cap Value Division(i)........... 2003     7.73         9.94
                                                             2002    10.00         7.73


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value

MetLife Stock Index Division(g)............................. 2003    14.41        17.55
                                                             2002    19.54        14.41
                                                             2001    22.76        19.54
                                                             2000    27.21        22.76
                                                             1999    28.72        27.21
                                                             1998    19.48        23.72
                                                             1997    15.52        19.48
                                                             1996    13.42        15.52
                                                             1995    10.25        13.42
                                                             1994    10.00        10.25


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


MFS Investors Trust Division(e)............................. 2003     6.56         7.59
                                                             2002     8.66         6.56
                                                             2001    10.00         8.66


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


State Street Research Investment Trust Division(g).......... 2003   $11.76       $14.54
                                                             2002    16.76        11.76
                                                             2001    20.56        16.76
                                                             2000    23.87        20.56
                                                             1999    21.22        23.87
                                                             1998    17.43        21.22
                                                             1997    14.30        17.43
                                                             1996    12.38        14.30
                                                             1995     9.69        12.38
                                                             1994    10.00         9.69


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


American Funds Growth Division(e)........................... 2003     5.95         7.73
                                                             2002     8.30         5.95
                                                             2001    10.00         8.30


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Janus Aggressive Growth Division(e)(h)...................... 2003     4.98         6.15
                                                             2002     7.55         4.98
                                                             2001    10.00         7.55


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Met/Putnam Voyager Division(a).............................. 2003     3.21         3.84
                                                             2002     4.75         3.21
                                                             2001     6.65         4.75
                                                             2000    10.00         6.65

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


T. Rowe Price Large Cap Growth Division(d).................. 2003   $ 7.49       $ 9.30
                                                             2002    10.27         7.49
                                                             2001    11.54        10.27
                                                             2000    12.71        11.54
                                                             1999    10.95        12.71

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Harris Oakmark Focused Value Division(e).................... 2003     9.43        11.88
                                                             2002    10.90         9.43
                                                             2001    10.00        10.90

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Neuberger Berman Partners Mid Cap Value Division(d)......... 2003    11.53        14.95
                                                             2002    13.43        11.53
                                                             2001    14.11        13.43
                                                             2000    11.91        14.11
                                                             1999    10.67        11.91

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value

FI Mid Cap Opportunities Division(b)(j)..................... 2003     8.88        11.35
                                                             2002    13.17         8.88
                                                             2001    20.49        13.17
                                                             2000    33.88        20.49
                                                             1999    16.00        33.88
                                                             1998    12.88        16.00
                                                             1997    10.00        12.88

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


Met/AIM Mid Cap Core Equity Division(i)..................... 2003   $ 8.28       $ 9.94
                                                             2002    10.00         8.28


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


MetLife Mid Cap Stock Index Division(a)..................... 2003     7.90        10.13
                                                             2002     9.78         7.90
                                                             2001     9.96         9.78
                                                             2000    10.00         9.96

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


State Street Research Aggressive Growth Division(g)......... 2003     7.44         9.95
                                                             2002    11.00         7.44
                                                             2001    14.22        11.00
                                                             2000    17.32        14.22
                                                             1999    13.69        17.32
                                                             1998    12.68        13.69
                                                             1997    12.51        12.68
                                                             1996    12.17        12.51
                                                             1995     9.78        12.17
                                                             1994    10.00         9.78


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


T. Rowe Price Mid-Cap Growth Division(e).................... 2003     4.37         5.69
                                                             2002     8.21         4.37
                                                             2001    10.00         8.21


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


State Street Research Aurora Division(a).................... 2003   $ 9.89       $14.10
                                                             2002    13.23         9.89
                                                             2001    11.72        13.23
                                                             2000    10.00        11.72

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Loomis Sayles Small Cap Division(a)......................... 2003     6.26         8.12
                                                             2002     8.41         6.26
                                                             2001     9.10         8.41
                                                             2000    10.00         9.10

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Russell 2000(R) Index Division(d)........................... 2003     8.07        11.19
                                                             2002    10.68         8.07
                                                             2001    10.64        10.68
                                                             2000    12.20        10.64
                                                             1999    10.47        12.20

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Franklin Templeton Small Cap Growth Division(e)............. 2003     5.88         8.09
                                                             2002     8.58         5.88
                                                             2001    10.00         8.58


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Met/AIM Small Cap Growth Division(i)........................ 2003     7.54         9.73
                                                             2002    10.00         7.37


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


T. Rowe Price Small Cap Growth Division(b).................. 2003   $ 7.06       $ 9.44
                                                             2002    10.14         7.06
                                                             2001    10.88        10.14
                                                             2000    13.59        10.88
                                                             1999    11.18        13.59
                                                             1998    11.38        11.18
                                                             1997    10.00        11.38

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Scudder Global Equity Division(b)........................... 2003     8.16        10.11
                                                             2002    10.24         8.16
                                                             2001    12.69        10.24
                                                             2000    13.75        12.69
                                                             1999    11.57        13.75
                                                             1998    10.50        11.57
                                                             1997    10.00        10.50

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


FI International Stock Division(g).......................... 2003     5.17         6.28
                                                             2002     6.59         5.17
                                                             2001     8.69         6.59
                                                             2000    10.24         8.69
                                                             1999     9.26        10.24
                                                             1998     7.96         9.26
                                                             1997     8.58         7.96
                                                             1996     9.24         8.58
                                                             1995     9.55         9.24
                                                             1994    10.00         9.55


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Harris Oakmark International Division(i).................... 2003     8.13        10.44

                                                             2002    10.00         8.13


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value

(For an annuity unit outstanding throughout the period)


------------------------------------------------------------------------------------------
                                                                  INCEPTION    END OF YEAR
                                                                   ANNUITY       ANNUITY
                                                             YEAR UNIT VALUE   UNIT VALUE
------------------------------------------------------------------------------------------


MFS Research International Division(e)...................... 2003   $ 7.15       $ 8.97
                                                             2002     8.51         7.15
                                                             2001    10.00         8.51

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


Morgan Stanley EAFE(R) Index Division(d).................... 2003     6.08         7.95
                                                             2002     7.68         6.08
                                                             2001    10.30         7.68
                                                             2000    12.73        10.30
                                                             1999    10.73        12.73

[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


PIMCO PEA Innovation Division(e)............................ 2003     3.40         5.10
                                                             2002     7.25         3.40
                                                             2001    10.00         7.25


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


American Funds Global Small Capitalization Division(e)...... 2003     6.83         9.95
                                                             2002     8.88         6.83
                                                             2001    10.00         8.88


[GRAPH OF YEAR END ANNUITY UNIT VALUE]

                   Year End Annuity Unit Value


----------------------------------------

(a)  Inception Date: August 11, 2000.

(b)  Inception Date: March 3, 1997.


(c) The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Annuity units values prior to April 29, 2002 are those of the State Street Research Income Division.


(d)  Inception Date: July 1, 1999.

(e)  Inception Date: May 4, 2001.


(f) The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Annuity unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.


(g)  Inception Date: April 1, 1994.


(h) The assets in this investment division merged into the Janus Aggressive Growth Division on April 28, 2002. Annuity unit values prior to April 29, 2002 are those of Janus Growth Division.


(i)  Inception Date: May 1, 2002.


(j) The investment division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division, prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exit. The Annuity Unit Values history presented here is that of the Janus Mid Cap Division.

METLIFE

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve approximately 13 million households in the U.S. and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies have insurance operations in 10 countries serving approximately 8 million customers.


METROPOLITAN LIFE
SEPARATE ACCOUNT E

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Income Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


VARIABLE ANNUITIES

Income Annuities are "variable" because the value of your income payment varies based on the investment performance of the investment divisions you choose. The income payment under your Income Annuity may go up or down. Since the investment performance is not guaranteed, your income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.



Group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.

Income Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.


You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices, the amount of your purchase payment and whether you select the Optional Two Year Withdrawal Feature, if it is available under your Income Annuity.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions.



12b-1 Plan fees are imposed on all Metropolitan Fund and Met Investors Fund Portfolios, which are Class B, and American Fund Portfolios which are Class 2.



Starting with the most conservative Portfolio, the investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your income payments are subject to the risks associated with investing in stocks and bonds, your variable income payments based on amounts allocated to the investment divisions may go down as well as up.



    The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Income Option.

Salomon Brothers U.S. Government       Seeks to maximize total return
  Portfolio                            consistent with preservation of
                                       capital and maintenance of liquidity
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of
                                       capital and prudent investment
                                       management
State Street Research Bond Income      Seeks competitive total return
  Portfolio                            primarily from investing in
                                       fixed-income securities
Lehman Brothers(R) Aggregate Bond      Seeks to equal the performance of the
  Index Portfolio                      Lehman Brothers Aggregate Bond Index
Salomon Brothers Strategic Bond        Seeks long-term growth of capital
  Opportunities Portfolio
Lord Abbett Bond Debenture Portfolio   Seeks to provide high current income
                                       and the opportunity for capital
                                       appreciation to produce a high total
                                       return
MFS Total Return Portfolio             Seeks a favorable total return
                                       through investment in a diversified
                                       portfolio
State Street Research Diversified      Seeks high total return while
  Portfolio                            attempting to limit investment risk
                                       and preserve capital
Neuberger Berman Real Estate           Seeks total return through investment
  Portfolio                            in real estate securities,
                                       emphasizing both capital appreciation
                                       and current income
American Funds Growth-Income           Seeks capital appreciation and income
  Portfolio
Davis Venture Value Portfolio's        Seeks growth of capital
FI Value Leaders Portfolio             Seeks long-term growth of capital
Harris Oakmark Large Cap Value         Seeks long-term capital appreciation
  Portfolio
State Street Research Large Cap Value  Seeks long-term growth of capital
  Portfolio
MetLife Stock Index Portfolio          Seeks to equal the performance of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index
MFS Investors Trust Portfolio          Seeks long-term growth of capital
                                       with a secondary objective to seek
                                       reasonable current income
State Street Research Investment       Seeks long-term growth of capital and
  Trust Portfolio                      income
American Funds Growth Portfolio        Seeks capital appreciation through
                                       stocks
Janus Aggressive Growth Portfolio      Seeks long-term growth of capital
Met/Putnam Voyager Portfolio           Seeks capital appreciation
State Street Research Large Cap        Seeks long-term growth of capital
  Growth Portfolio
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital
  Portfolio                            and, secondarily, dividend income
Harris Oakmark Focused Value           Seeks long-term capital appreciation
  Portfolio
Neuberger Berman Partners Mid Cap      Seeks capital growth
  Value Portfolio
FI Mid Cap Opportunities Portfolio     Seeks long-term growth of capital
Met/AIM Mid Cap Core Equity Portfolio  Seeks long-term growth of capital
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the
                                       Standard & Poor's(R) MidCap 400
                                       Composite Stock Price Index
State Street Research Aggressive       Seeks maximum capital appreciation
  Growth Portfolio
T. Rowe Price Mid-Cap Growth           Seeks long-term growth of capital
  Portfolio
State Street Research Aurora           Seeks high total return, consisting
  Portfolio                            principally of capital appreciation
Loomis Sayles Small Cap Portfolio      Seeks long-term capital growth from
                                       investments in common stocks or other
                                       equity securities
Russell 2000(R) Index Portfolio        Seeks to equal the return of the
                                       Russell 2000 Index
Franklin Templeton Small Cap Growth    Seeks long-term growth of capital
  Portfolio
Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital
T. Rowe Price Small Cap Growth         Seeks long-term growth
  Portfolio
Scudder Global Equity Portfolio        Seeks long-term growth of capital
FI International Stock Portfolio       Seeks long-term growth of capital
Harris Oakmark International           Seeks long-term capital appreciation
  Portfolio
MFS Research International Portfolio   Seeks capital appreciation
Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the
  Portfolio                            MSCI EAFE Index
PIMCO PEA Innovation Portfolio         Seeks capital appreciation; no
                                       consideration is given to income
American Funds Global Small            Seeks capital appreciation through
  Capitalization Portfolio             stocks


While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The portfolios most likely will not have the same performance experience as any publicly available mutual fund.

The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.

Your investment choices may be limited because:


* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.


The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.



The Metropolitan Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.


The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Met Investors Fund and American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.


INCOME ANNUITIES


Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately. You may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Under the Fixed Income Option, we guarantee the amount of the income payment to you which is attributable to the current percentage you allocated to the Fixed Income Option until you make a reallocation from the Fixed Income Option.


The annuity purchase rates we apply to the Fixed Income Option of the Income Annuity are not as favorable as those applied to other immediate annuities we issue. In addition, the Standard Withdrawal Feature of the Income Annuity cannot be utilized by purchasers of a Qualified Income Annuity bought with pre-tax dollars, typically IRAs or amounts in any group, employer, or association investment vehicle. The feature is only available to purchasers of a Non-Qualified Income Annuity with an income payment type that has a guarantee period purchased with after-tax or post-tax dollars.


Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

*  Non-Qualified         *  Qualified


If you have accumulated amounts in any of your employer's, association's or group's investment vehicles (for example, Traditional IRAs, 401(k)s, Keoghs, 401(a)s, 403(a)s, 403(b)s or 457s), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.


INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments/or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than

Many times, the Owner and the Annuitant are the same person.

if you select a "Lifetime Income Annuity." Whether you choose the Optional Two Year Withdrawal Feature, if permitted under your Income Annuity, will affect the amount of your income payments. Typically, income payment types which have the Optional Two Year Withdrawal Feature will result in lower income payments than income payment types without this feature. The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments. We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.


LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.



LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.


LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.


INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice,


      You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.

When deciding how to receive income, consider:


- The amount of income you need;

- The amount you expect to receive from other sources;

- The growth potential of other investments; and



- How long you would like your income to last.

we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

OPTIONAL TWO YEAR WITHDRAWAL FEATURE
Subject to MetLife's underwriting requirements, we may make available an Optional Two Year Withdrawal Feature under your Income Annuity. If the Optional Two Year Withdrawal Feature is available under your Income Annuity, you can choose to add this optional withdrawal feature. The decision to add this feature is made at application and is irrevocable. The Optional Two Year Withdrawal Feature may not be available in all states. Your employer, association or other group contract holder may limit the availability of the Optional Two Year Withdrawal Feature.

If you purchase an Income Annuity with this feature, the income payments you receive typically will be lower than income payments that you would have received had you purchased the Income Annuity without this feature. The amount by which your income payment will be reduced will depend upon your life expectancy during the permitted withdrawal period, the income type you choose and the amount of the purchase payment.

Please refer to the discussion in the Tax Section of this Prospectus concerning the possibility that the purchase of an annuity with this option or the exercise of this option may result in the annuity not satisfying minimum distribution requirements or becoming an increasing annuity.

Please also refer to the Tax Section of this Prospectus for a discussion of other possible adverse tax consequences as a result of the exercise of the Optional Two Year Withdrawal Feature, including the imposition and retroactive imposition of the 10% penalty tax in addition to ordinary income tax.

Please note that the purchase of the Optional Two Year Withdrawal Feature may not be appropriate under certain deferred compensation or severance arrangements of an employer (including eligible Section 457(b) plans of tax-exempt employers). The mere availability of such a benefit may result in the immediate taxation to the employee of the entire benefit. Additionally, the Optional Two Year Withdrawal Feature may not be appropriate under defined benefit plans.

HOW THE OPTIONAL TWO YEAR WITHDRAWAL FEATURE WORKS

You may withdraw up to an amount equal to the "fair market value" of the income payments under the Income Annuity during the first two years after we issue the Income Annuity. We calculate the "fair market value" as follows:

* First, we determine what your revised income payment would be based on the applicable Annuity Unit Value as of the date of the withdrawal;

* Then we calculate the maximum permissible withdrawal amount by multiplying the revised income payment by an updated annuity purchase rate.

If you withdraw this maximum amount from the Income Annuity during the first two years, there will be no value left in the Income Annuity. Consequently, we will then have no further obligations to you; you will receive no further income payments or death benefit.

If you withdraw less than the maximum amount permitted, each future income payment will be reduced by the percentage equal to the ratio of the withdrawal amount to the maximum permissible withdrawal amount.


EXAMPLE: HOW THE OPTIONAL TWO YEAR WITHDRAWAL FEATURE WORKS



Assume the following:



*   You are aged 65 on the issue date of the contract;



*   Your purchase payment is $100,000;



*   You elected the Optional Two Year Withdrawal Feature rider;



* You allocate 100% of the purchase payment to one of the investment divisions;



*   You elected a Lifetime Income Annuity income payment type;



*   Your first payment date was within 10 days of the issue date;



* The annuity purchase rate on the date of issue for the income payment type you elected was $5.00 per $1000;



* The Annuity Unit Value for the investment division to which you allocated the purchase payment was $10.00;



Your initial monthly income payment was thus $500.00 ($100,000/1000 X $5) and you had 50 annuity units in the investment division. Now assume that one year later you are aged 66 and you elect to a full withdrawal under the Optional Two Year Withdrawal Feature. Assume that the then current annuity purchase rate at age 66 for a Lifetime Income Annuity income payment type with 1 year left to run on the Optional Two Year Withdrawal Feature is $5.40 per $1000.



Assume further that the Annuity Unit Value on the date of the withdrawal is $12.00. The fair market value of the income payments is thus 50 ANNUITY UNITS X $12.00 ANNUITY UNIT VALUE X 1000/$5.40 OR $111,111.11. However, if the Annuity Unit Value were $8.00 on the withdrawal date, the fair market value would be 50 X $8.00 X 1000/$5.40 OR $74,074.07.


REQUESTING A WITHDRAWAL

At your request, we will provide an estimate for you of the maximum amount available for withdrawal and the amount by which your income payments would be reduced if a particular withdrawal were taken under the Income Annuity.

You generally may make a withdrawal on any business day that the Exchange is open during the permitted withdrawal period.

Your withdrawal request must be in good order and completed prior to the close of the Exchange on a business day if you want the withdrawal to take place on that day. All other withdrawals will be processed on the next business day. We will take the withdrawal proportionately from each investment division and the Fixed Income Option in which you then had an allocation.

Withdrawals must be at least $1,000. If any withdrawal during the first two years after purchase would decrease total expected annual payments below $1,200, then we will treat this as be a request for a full withdrawal of the fair market value and we will make no further payments.

We reserve the right to require receipt of a properly executed spousal consent to the extent applicable and required under the Internal Revenue Code, the Employee Retirement Income Security Act of 1974 or the Retirement Equity Act of 1984 prior to the payment of any withdrawal.

We reserve the right to limit, reduce or eliminate this option in the future where required to comply with Federal tax law to protect you and other contract holders in the investment divisions from adverse tax consequences.

PURCHASE PAYMENT


You must purchase the Income Annuity with one purchase payment of at least $25,000. You must be at least the age of majority in your state. The oldest annuitant may not be older than 85 years old, if an income payment type with a life contingency is purchased. Purchase of certain income payment types may be limited by Federal income tax regulations. We reserve the right to refuse a purchase payment of $1,000,000 or more.


ALLOCATION
You decide what portion of your purchase payment is allocated to each of the variable investment divisions and the Fixed Income Option.

THE VALUE OF YOUR INCOME PAYMENTS

INITIAL VARIABLE INCOME PAYMENT

The initial variable income payment is a hypothetical payment which is calculated based on the amount of your purchase payment and the age and sex of the measuring lives and income payment type selected (including the Optional Two Year Withdrawal Feature, if applicable) and the AIR ("Assumed Investment Return"). This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment is due within 10 days after we issue the Income Annuity.

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the AIR, your income payment type (including whether the Optional Two Year Withdrawal Feature was chosen) and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

EXAMPLE: DETERMINING THE NUMBER OF ANNUITY UNITS

Assume the following:

* We calculate an initial variable income payment (e.g., $1,000) based on the AIR, income payment type (including whether the Optional Two Year Withdrawal Feature was chosen), the age and sex of the measuring lives, the amount of the purchase payment; and

* You have chosen to allocate this $1,000 in equal amounts to two investment divisions (i.e., $500 to each); and

* On the day we receive all documents in good order and issue the Contract, the annuity unit values for the investment divisions are $10.00 and $12.50.

We credit the Income Annuity with annuity units as follows:

    $500 / $10.00 = 50 ANNUITY UNITS
    $500 / $12.50 = 40 ANNUITY UNITS

Then, to calculate your variable income payment, we multiply the number of annuity units by the current Annuity Unit Value. See the example under "Calculating Annuity Unit Values."

AIR AS A BENCHMARK FOR INCOME PAYMENTS

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying portfolio minus the insurance-related charge or Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying portfolio minus the insurance-related charge or Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

THE EFFECT OF THE AIR ON SUBSEQUENT VARIABLE INCOME PAYMENTS
(Assumes no reallocations between income payments)

If the net investment experience:  Your variable income payment will
                                   (relative to the previous income
                                   payment):
  Exceeds the AIR                    Increase
  Equals the AIR                     Stay the same
  Is less than the AIR               Decrease

EXAMPLE OF A 3% AIR

Assume that the initial variable income payment for an investment division is $1,000. Also assume that when we calculate your next income payment the investment experience for the underlying portfolio (minus the insurance-related charge or Separate Account charge) is up 10% (exceeds the AIR). Your variable income payment attributed to that investment division would be $1,067.96. The percentage change between the initial variable income payment and your next income payment is a 6.8% INCREASE.

The AIR is stated in your contract and may range from 3% to 6%.

However, assume instead that the investment experience for the underlying portfolio (minus the insurance-related charge or Separate Account charge) is down 10% (does not exceed the AIR). Your next variable income payment would be $873.79. Note that the percentage change between the initial variable income payment and your next income payment is a 12.6% DECREASE.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

* Then, we divide by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

EXAMPLE: CALCULATING THE ANNUITY UNIT VALUE

Assume the following:

*   Yesterday's Annuity Unit Value was $10.20;

* The number we calculate for today's change in investment experience (which reflects the deduction for the investment-related charge) is 1.02 (up 2%);

*   The daily equivalent of the Separate Account charge is 0.000034035; and

*   The daily equivalent of the adjustment for a 3% AIR is 1.0000809863.

The new Annuity Unit Value is:
  (1.02 - .0.000034035) / 1.0000809863 X $10.20 = $10.40

However, now assume that today's change in investment experience (which reflects the deduction for the investment-related charge) is .98 (down 2%) instead of 1.02.

The new Annuity Unit Value is:
  (.98 - .0.000034035) / 1.0000809863 X $10.20 = $9.99

REALLOCATION PRIVILEGE


You can reallocate among the investment divisions and the Fixed Income Option.

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying portfolio shares we have designated in the investment divisions or other funds to generate your income payments.

For us to process a reallocation, you must tell us:

*   The percentage of the income payment to be reallocated;

* The investment divisions (or Fixed Income Option) from which you want the income payment to be reallocated; and

* The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

* First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

* Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

* Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option for the Income Annuity on the date of your reallocation;

* Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from the Fixed Income Option to an investment division, a similar adjustment will be made to your payment at the time of the reallocation. However, in this case the payment adjustment will be determined by multiplying the income payment amount to be reallocated from the Fixed Income Option by the ratio of the annuity purchase rate determined in the third step above divided by the annuity purchase rate determined in the second step above.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.


We have policies and procedures that attempt to detect transfer/reallocation activity that may adversely affect other contract owners or participants/annuitants or Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more contract owners or participants/annuitants (i.e., market timing). We employ various means to try to detect such transfer/reallocation activity, such as periodically examining the number of transfers/reallocations and/or the number of "round trip" transfers/reallocations into and out of particular investment divisions made by contract owners and participants/annuitants within given periods of time and/or investigating transfer/reallocation activity identified by our MetLife Designated Office or the Funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective. Our ability to detect such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners and participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity may be limited by provisions of the Income Annuity. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and investment divisions and may be more restrictive with regard to certain contracts or investment divisions than others. Accordingly, there is no assurance that we can prevent all transfer/reallocation activity that may adversely affect contract owners or participants/annuitants or Fund shareholders. In addition, we cannot guarantee that the Funds will not be harmed by transfer/reallocation activity related to other insurance companies and/or retirement plans that may invest in the Funds.



Our policies and procedures may result in restrictions being applied to contract owners or participants/annuitants. These restrictions may include:



* requiring you to send us by U.S. mail a signed, written request to make transfers/reallocations;



*   limiting the number of transfers/reallocations you may make each Contract
    Year;



* limiting the dollar amount that may be transferred/reallocated at any one time;

*   charging a transfer/reallocation or collecting a Fund redemption fee;



* denying a transfer/reallocation request from an authorized third party acting on behalf of multiple contract owners or participants/annuitants; and



* imposing other limitations and modifications where we determine that exercise of the transfer/reallocation privilege may create a disadvantage to other contract owners or participants/annuitants (including, but not limited to, imposing minimum time period between each transfer/reallocation).



If restrictions are imposed on a contract owner or participant/annuitant, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the Fund prospectuses for more details.


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

Here are examples of the effect of a reallocation on the income payment:

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 X ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40.

* Suppose you choose to reallocate 40% of your $100 fixed payment supported by the Fixed Income Option to a variable income payment supported by investment division A. Assume again that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment supported by investment division A will be increased by $40 X ($100 / $125) or $32, and your fixed payment supported by the Fixed Income Option will be decreased by $40.

* Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40.

STANDARD WITHDRAWAL FEATURE

This feature varies by your income payment type (described earlier) and whether you purchase your Income Annuity with pre-tax or post-tax dollars. The Standard Withdrawal Feature may not be available in all states. Currently, this feature is only available if you purchase a Non-Qualified Income Annuity with after-tax or post-tax dollars with an income payment type that has a guarantee period.

If you have elected the Optional Two Year Withdrawal Feature, all withdrawals during the first two years that you hold the Income Annuity will be governed by that feature.

If you have elected the Optional Two Year Withdrawal Feature and you have held the Income Annuity for more than two years or have not elected the Optional Two Year Withdrawal Feature and you take a withdrawal, the Standard Withdrawal Feature will apply.

Please refer to the discussion in the Tax Section of this Prospectus concerning the possibility that the purchase of an annuity with this feature or the exercise of this feature may result in the annuity not satisfying minimum distribution requirements or becoming an increasing annuity.

Please also refer to the Tax Section of this Prospectus for a discussion of other possible adverse tax consequences as a result of the exercise of the Standard Withdrawal Feature, including the imposition and retroactive imposition of the 10% penalty tax in addition to ordinary income tax.

Please note that the Standard Withdrawal Feature may not be appropriate under certain deferred compensation or severance arrangements of an employer (including eligible Section 457(b) plans of tax-exempt employers). The mere availability of such a benefit may result in the immediate taxation to the employee of the entire benefit. Additionally, the Standard Withdrawal Feature may not be appropriate under defined benefit plans.

HOW THE STANDARD WITHDRAWAL FEATURE WORKS

You may withdraw a portion of the "fair market value" of the income payments in the remaining guarantee period under the Income Annuity.

  Post-tax or after-tax means that your purchase payment for your Income Annuity does not reduce your taxable income or give you a tax reduction.

You may make withdrawals only if you purchased a Non-Qualified Income Annuity with after-tax dollars with one of the following income types:

*   Lifetime Income Annuity with a Guarantee Period;

*   Lifetime Income Annuity for Two with a Guarantee Period; or

*   Income Annuity for a Guaranteed Period.

We calculate the "fair market value" of these payments as follows:

* First, we determine what your revised income payment would be based on the applicable Annuity Unit Value as of the date of the withdrawal;

* Then we multiply the revised income payment by an updated annuity purchase rate that reflects only the payments in the remaining guarantee period of the Income Annuity.


(This is the same calculation that we use for the Optional Two Year Withdrawal Feature.)


Each future income payment in the remaining guarantee period after a withdrawal during the guarantee period will be reduced proportionately by the percentage equal to the ratio of the withdrawal amount to the full "fair market value" of the payments in the remaining guarantee period at the time of the withdrawal.

You may make an unlimited number of withdrawals during the guarantee period as long as no withdrawal reduces your revised income payment to less than 25% of the actual initial income payment or, if greater, $100 per month (or $1,200 annualized, if payable other than monthly). Any income payments payable after the guarantee period will not be reduced by the withdrawals you made.

WITHDRAWAL PROCESSING FEE


When you make a withdrawal using the Standard Withdrawal Feature, you pay a withdrawal processing fee. This fee is equal to 6% of the amount withdrawn. The withdrawal processing fees in the aggregate will not exceed 9% of the purchase payment. The amount payable to you equals the amount withdrawn, less the withdrawal processing fee.


REQUESTING A WITHDRAWAL

At your request, we will provide an estimate for you of the maximum amount available for withdrawal and the amount by which your income payments would be reduced if a particular withdrawal were taken under the Income Annuity.

You generally may make a withdrawal on any business day that the Exchange is open during the permitted withdrawal period.

Your withdrawal request must be in good order and completed prior to the close of the Exchange on a business day if you want the withdrawal to take place on that day. All other withdrawals will be processed on the next business day. We will take the withdrawal proportionately from each investment division and the Fixed Income Option in which you then had an allocation.

Withdrawals must be at least $1,000. If any withdrawal would decrease total expected annual payments below $1,200, then we will deny your request.

We reserve the right to require receipt of a properly executed spousal consent to the extent applicable and required under the Internal Revenue Code, the Employee Retirement Income Security Act of 1974 or the Retirement Equity Act of 1984 prior to the payment of any withdrawal.

We reserve the right to limit, reduce or eliminate this feature in the future where required to comply with Federal tax law to protect you and other contract holders in the investment divisions from adverse tax consequences.

DEATH BENEFIT

IF YOU OR THE LAST SURVIVING ANNUITANT SHOULD DIE BEFORE PAYMENTS COMMENCE OR THE "ANNUITY STARTING DATE"

If you (or the annuitant, if the owner is a non-natural person) die, or the last surviving annuitant dies, before income payments begin, you will receive a lump sum equal to the purchase payment less any withdrawals previously made, once we receive satisfactory proof of death. However, if you had purchased a Qualified Income Annuity, you will receive the choice of such lump sum or continuing the contract.

If you (or the annuitant, if the owner is a non-natural person) die before the "Annuity Starting Date," as defined in the Federal income tax regulations, any remaining interest in the Income Annuity must be paid in a lump sum within five years after the date of death or over the beneficiary's lifetime or life expectancy, with payments beginning within a year after such death.

ON OR AFTER THE DATE PAYMENTS COMMENCE

If the last surviving annuitant dies on or after the date income payments begin, you may choose to receive in a lump sum, the fair market value of the income payments in the remaining guarantee period, if an income payment type with a guarantee period was purchased.

If you elected the Optional Two Year Withdrawal Feature, then you may receive a different death benefit. During the first two years after purchase, if any owner or the last surviving annuitant dies, regardless of the income payment type purchased, you will receive in a lump sum, the fair market value of the future income payments that would have been payable except for such death.

However, if you had purchased a Qualified Income Annuity, in no case will any lump sum death benefit you chose or that is payable to you exceed the purchase payment, less any amounts previously withdrawn, less any income payments previously made.

If the beneficiary is your spouse, he or she may continue the contract as owner.

CHARGES
There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).


This charge also pays us for distribution costs to both our licensed sales persons and other broker-dealers.



INVESTMENT-RELATED CHARGE



This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities (Class B and Class 2) have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.


STANDARD WITHDRAWAL FEATURE WITHDRAWAL PROCESSING FEE

For each withdrawal, there is a withdrawal processing fee of 6% of the amount withdrawn.


ANNUAL CONTRACT CHARGE



Currently there is no annual contract charge. We reserve the right to deduct a $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. This charge pays us for our miscellaneous administrative costs.


PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order. If you do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

GENERAL INFORMATION

ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

         Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.
 40

Purchase payments are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:



*   On a day when the Annuity Unit Value is not calculated, or


*   After the close of the Exchange.


In those cases, the purchase payments will be effective the next day the Annuity Unit Value is calculated.


We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.


Under certain group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Income Option.


CONFIRMING TRANSACTIONS


You will receive a statement confirming that a transaction was recently completed. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


PROCESSING TRANSACTIONS


We permit you to request transactions by mail and telephone. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.


If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET


You may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.



Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.


We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH


If we are notified of your death before a requested transaction is completed, we will cancel the request. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant.


THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of reallocations for a number of other contract owners, who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS


We separately determine the Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.



When you request a transaction, we will process the transaction using the next available Annuity Unit Value. Subject to our procedure, we will make withdrawals and reallocations at a later date, if you request.



We reserve the right to suspend or postpone payment for a withdrawal, income payment or reallocation when:


* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.


We may state performance in terms of "yield," "change in Annuity Unit Value," "average annual total return," or some combination of these terms.


YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.


CHANGE IN ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an annuity unit for a certain period. These numbers may also be annualized. Change in Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period.



AVERAGE ANNUAL TOTAL RETURN (also known as annualized change in annuity value) calculations ("Standard Performance") reflect all Separate Account charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Income Annuity. These presentations reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.



For purposes of presentation of Non-Standard Performance, we may assume that the Income Annuities were in existence prior to the


All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

inception date of the investment divisions in the Separate Account that funds the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Income Annuities had been introduced as of the Portfolio inception date.



We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Income Annuities had been introduced as of the Portfolio inception date.


We may state performance for the investment divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.

Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

Historical performance information should not be relied on as a guarantee of future performance results.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the average of investment-related charges for all Portfolios to depict investment-related charges.


An illustration should not be relied upon as a guarantee of future results.



CHANGES TO YOUR INCOME ANNUITY


We have the right to make certain changes to your Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


*   To operate the Separate Account in any form permitted by law.


* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of reallocations permitted.


* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.


* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Income Annuities.



* To make any necessary technical changes in the Income Annuities in order to conform with any of the above-described actions.



If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Income Annuities, where required by law, we will ask your approval before making any technical changes.


VOTING RIGHTS

Based on our current view of applicable law, you have voting interests under your Income Annuity concerning Metropolitan Fund, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Income Annuity.


We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.


WHO SELLS THE INCOME ANNUITIES


All Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.



The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 5% of purchase payments for Income Annuities.



We also make payments to our licensed sales representatives based upon the total account balances of the deferred annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .25% of the total account balances of the deferred annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. For Income Annuities we pay an amount up to 2% of the income payments.



Our licensed sales representatives and their managers are eligible for various cash benefits, such as bonuses, insurance benefits and financial arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards. In addition, our licensed sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Income Annuities. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



An investment adviser or subadviser of a Portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Portfolios. The amount of this compensation is based on a percentage of assets of the Portfolios attributable to the Income Annuity and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50% of assets. We pay Capital Research and Management Company, the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Global Small Capitalization Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Income Annuity.


FINANCIAL STATEMENTS
The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.


WHEN WE CAN CANCEL YOUR INCOME ANNUITY


We may not cancel your Income Annuity, except as described in the Optional Two Year Withdrawal Feature section of the Prospectus.



INCOME TAXES
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information.

Where otherwise permitted under the Income Annuities, the transfer of ownership of an Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of an Income Annuity, or the receipt of an Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.


MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


GENERAL

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA or qualified plan with an annuity, it does provide you additional insurance benefits such as availability of a guaranteed income for life.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).


WITHDRAWALS



If you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.


When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

*   annuity you purchase (e.g., Non-Qualified or IRA); and

*   pay-out option you elect.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2


If you receive a taxable distribution from your contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes. (In general, this does not apply to 457 annuities. However, it does apply to distributions from Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.)

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                        Type of Contract
                               -----------------------------------
                                                            401(a)
                                               Trad.        401(k)
                                              IRA/SEP       Keogh
                                              ROTH IRA      403(a)
                                 Non-          SIMPLE       403(b)
                               Qualified        IRA*         457
                               ---------      --------      ------
In a series of
  substantially equal
  payments made annually
  (or more frequently)
  for life or life
  expectancy (SEPP)                x             x           x(1)
After you die                      x             x            x
After you become totally
disabled (as defined in
the Code)                          x             x            x
To pay deductible medical
expenses                                         x            x
To pay medical insurance
premiums if you are
unemployed                                       x
For qualified higher
education expenses, or                           x
For qualified first time
home purchases up to
$10,000                                          x
After December 31, 1999
for IRS levies                                   x            x
After separation from
service if you are over
age 55 at time of
separation                                                    x
Under certain income
annuities providing for
substantially equal
payments over the
"pay-out" period                   x
(*) For SIMPLE IRA's the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.
(1) You must also be separated from service.

INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)



If you are considering selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether income payments will satisfy the SEPP exception.


If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty with interest.


If you have not attained age 59 1/2 at the time of purchase and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of either withdrawal feature prior to the later of (a) your attaining age 59 1/2 or (b) five years after income payments had begun, will generally also result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of income payments received in the year of the withdrawal, will generally be subject to the 10% penalty tax in addition to ordinary income tax. In addition, if you are under age 59 1/2 when such payments are received, any future payments you receive will generally be subject to the 10% penalty tax. Consult your tax adviser.


NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the contract.

* Your Non-Qualified contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.


* When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.


* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest payments.


 After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.
 50

DIVERSIFICATION


In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:


* Possible taxation of reallocations between investment divisions and/or reallocations from/between an investment division to/and a fixed option.


* Possible taxation as if you were the owner of your portion of the Separate Account's assets.


* Possible limits on the number of funding options available or the frequency of reallocations among them.



INCOME PAYMENTS


Income payments are subject to an "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payment; and

*   A taxable payment of earnings.

The Internal Revenue Service (the "IRS") has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where reallocations are permitted between investment divisions or between an investment division and the Fixed Income Option.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature as required under Federal tax law), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the exclusion amount applicable to the year, you may generally elect the year in which to begin to apply this excess ratably over the remaining income stream.

EXERCISE OF OPTIONAL TWO YEAR WITHDRAWAL OR STANDARD WITHDRAWAL FEATURE

If your Income Annuity has been purchased with an Optional Two Year Withdrawal Feature and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax contributions.

For Non-Qualified Annuities, amounts received under the exercise of a partial withdrawal may be fully includable in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a non-taxable return of investment.

AFTER DEATH


If you die before the annuity starting date, as defined under the income tax regulations, payment of your entire interest in the contract must be made within five years of the date of your death or payments must begin under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death.


If you die on or after the annuity starting date, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.


If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.


QUALIFIED ANNUITIES


Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer it to someone else.



The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.


WITHDRAWALS AND INCOME PAYMENTS


Income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values.

We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, for Traditional IRAs, you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

Generally, for plans or arrangements other than IRAs, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.


In general, new proposed regulations issued in 2002 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is the "difference between actuarial assumptions used in pricing and actual experience with respect to those assumptions; or differences between actuarial assumptions used in pricing when the annuity was purchased and actuarial assumptions used in pricing at the time the actuarial gain is determined." Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

AFTER DEATH


Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death.



If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

TABLE OF CONTENTS FOR THE STATEMENT
OF ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     6
ADVERTISEMENT OF THE SEPARATE ACCOUNT....... .......     8
VOTING RIGHTS................... ...................    11
ERISA....................... .......................    12
TAXES....................... .......................    12
ANNUITY UNIT VALUES TABLES............ .............    24
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....   F-1
FINANCIAL STATEMENTS OF METLIFE.......... ..........  F-66

APPENDIX

PREMIUM TAX TABLE


If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Income Annuity.


                                       Non-Qualified   Qualified
                                       Income          Income
                                       Annuities       Annuities(1)
California...........................  2.35%           0.5%(2)
Maine................................  2.0%            --
Nevada...............................  3.5%            --
Puerto Rico..........................  1.0%            1.0%
South Dakota.........................  1.25%           --
West Virginia........................  1.0%            1.0%
Wyoming..............................  1.0%            --

----------------


(1) PREMIUM TAX RATES APPLICABLE TO QUALIFIED INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADING "QUALIFIED INCOME ANNUITIES."



(2) WITH RESPECT TO INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.


PEANUTS(C) United Feature Syndicate, Inc.
(C)2004 Metropolitan Life Insurance Company

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc. and Met
    Investors Series Trust

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

                      METROPOLITAN LIFE INSURANCE COMPANY
                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                                PREFERENCE PLUS
                                      AND
                           FINANCIAL FREEDOM ACCOUNT
                     GROUP AND INDIVIDUAL DEFERRED ANNUITY
                          AND INCOME ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION
                               FORM N-4    PART B
                                  May 1, 2004


     This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectuses for Preference Plus and Financial Freedom Account Deferred Annuities and Income Annuities (including those which may also be known as MetLife Personal IncomePlus(SM) Contracts and Preference Plus Income Advantage), and should be read in conjunction with the Prospectuses. Except for the MetLife Personal IncomePlus Contracts, copies of the Prospectus for the Preference Plus Account, Financial Freedom Account Deferred Annuities and Income Annuities including Preference Plus Income Advantage, may be obtained from Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, Rhode Island 02893. Copies of the MetLife Personal IncomePlus Contracts Prospectus may be obtained from Metropolitan Life Insurance Company, P.O. Box 740278, Atlanta, Georgia 30374.


     A Statement of Additional Information for the Metropolitan Series Fund, Inc., the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series ("American Funds") are attached at the end of this Statement of Additional Information. The Statements of Additional Information for Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio and Fidelity Variable Insurance Products Funds are distributed separately.

     Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the Section entitled "Important Terms You Should Know" of the Prospectuses for Preference Plus Account, MetLife Personal IncomePlus(SM) Contracts, Preference Plus(R) Income Advantage and Financial Freedom Account Variable Annuity Contracts dated May 1, 2004.
                            ------------------------

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Independent Auditors........................................     2
Services....................................................     2
Distribution of Certificates and Interests in the Deferred
  Annuities and Income Annuities............................     2
Early Withdrawal Charge.....................................     2
Experience Factor...........................................     2
Variable Income Payments....................................     2
Investment Management Fees..................................     6
Advertisement of the Separate Account.......................     8
Voting Rights...............................................    11
ERISA.......................................................    12
Taxes.......................................................    12
Annuity Unit Values Tables..................................    25
Financial Statements of the Separate Account................   F-1
Financial Statements of MetLife.............................  F-66

INDEPENDENT AUDITORS


     The financial statements of Metropolitan Life Separate Account E and Metropolitan Life Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon such reports given upon the authority of such firm as experts in auditing and accounting. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


SERVICES

     MetLife has retained FASCorp. to administer some of its group contracts in the capacity of a third party administrator. When MetLife provides administrative services to groups, such services may be provided to a group on a basis more favorable than that otherwise made available to other groups.

DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED ANNUITIES AND INCOME ANNUITIES

     MetLife is both the depositor and the underwriter (issuer) of the annuities.

     The certificates and interests in the Deferred Annuities and Income Annuities are sold through individuals who are licensed life insurance sales representatives of MetLife. MetLife is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and in the case of certain Enhanced Preference Plus and VestMet Deferred Annuities and Income Annuities and Financial Freedom Account Deferred Annuities and Income Annuities by certain qualified employees of MetLife. They may also be sold over the Internet.

     From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisements in their publications or enter into such other arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts of the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.

     The offering of all Deferred Annuities and Income Annuities is continuous. Owners and participants under the Deferred Annuities and the Income Annuities may not be offered all investment choices. Each contract will indicate those investment choices available under the Deferred Annuity or Income Annuity.

EARLY WITHDRAWAL CHARGE


     The total amount of early withdrawal charges paid to and retained by MetLife for the years ended December 31, 2001, 2002 and 2003 were $15,484,876, $22,002,535 and $19,954,062 respectively.


EXPERIENCE FACTOR

     We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period (described later) to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period not to exceed .000034035 (the daily equivalent of an effective annual rate of 1.25%) for certain Deferred Annuities and Income Annuities and for certain other Deferred Annuities and Income Annuities .000025905 (the daily equivalent of an effective annual rate of .95%).

VARIABLE INCOME PAYMENTS

     "Variable income payments" include variable income payments made under the various Income Annuities.

ASSUMED INVESTMENT RETURN (AIR)

     The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 3% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS

     The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

     The Income Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the contract (if no reallocations are made).

     The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.

     Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the annuitant will not be less than the payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new single payment immediate contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity, the annuitant will be given the benefit of the new rates.

ANNUITY UNIT VALUE

     The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

REALLOCATIONS--DEFERRED ANNUITIES IN THE PAY-OUT PHASE

     Your request for a reallocation tells us to move, in accordance with your instructions, the underlying portfolio shares we have designated in the investment divisions or other funds to generate your income payments.

     When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

     - First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

     - Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

     - Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option for the Income Annuity on the date of your reallocation;

     - Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

     When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

     Here are examples of the effect of a reallocation on the income payment:

     - Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 X ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40.

     - Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40.

CALCULATING THE ANNUITY UNIT VALUE

     We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

     To calculate an Annuity Unit Value, we first adjust the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value. The following page contains an example of this calculation for an AIR of 3% and an one day Valuation Period. (Subject to the laws of your state, the AIR may be in the range of 3% to 6%. The exact value of your AIR is defined in your Income Annuity).

     The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE FOR PREFERENCE PLUS(R) INCOME
                                   ADVANTAGE

 1. Annuity Unit Value, beginning of period.................  $       10.20

 2. "Experience factor" for period..........................       1.023558

 3. Daily adjustment for 3% Assumed Investment Return.......   1.0000809863

 4. (2) / (3)...............................................       1.023475

 5. Annuity Unit Value, end of period (1) X (4).............  $       10.44

     ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE FOR METLIFE PERSONAL
                                 INCOMEPLUS(SM)

 1. Annuity Unit Value, beginning of period.................  $       10.20

 2. "Experience factor" for period..........................       1.023558

 3. Daily adjustment for 3% Assumed Investment Return.......     0.99991902

 4. (2) X (3)...............................................       1.023475

 5. Annuity Unit Value, end of period (1) X (4).............  $       10.44

                        ILLUSTRATION OF ANNUITY PAYMENTS
 (ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed

 1. Number of Accumulation Units as of Annuity Date.........      1,500.00

 2. Accumulation Unit Value.................................    $    11.80

 3. Accumulation Value of the Deferred Annuity (1) X (2)....    $17,700.00

 4. First monthly income payment per $1,000 of Accumulation
    Value...................................................    $     5.52

 5. First monthly income payment (3) X (4) / 1,000..........    $    97.70

 6. Assume Annuity Unit Value as of Annuity Date equal to
    (see Illustration of Calculation of Annuity Unit Value
    above)..................................................    $    10.80

 7. Number of Annuity Units (5) / (6).......................       9.04630

 8. Assume Annuity Unit Value for the second month equal to
    (10 days prior to payment)..............................    $    10.97

 9. Second monthly Annuity Payment (7) X (8)................    $    99.24

10. Assume Annuity Unit Value for third month equal to......    $    10.53

11. Next monthly Annuity Payment (7) X (10).................    $    95.26

DETERMINING THE VARIABLE INCOME PAYMENT

     Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the investment divisions.

INVESTMENT MANAGEMENT FEES

METLIFE ADVISERS

     Each of the currently available Metropolitan Fund Portfolios pays MetLife Advisers, the investment adviser of the Metropolitan Fund an investment management fee.

     The following table shows the fee schedules for the investment management fees for the Metropolitan Fund as a percentage per annum of the average net assets for each Portfolio:

                                                             ANNUAL
                                     AVERAGE DAILY NET     PERCENTAGE
            PORTFOLIO                ASSET VALUE LEVELS       RATE
            ---------              ----------------------  ----------
State Street Research Investment   1st $500 Million         0.55%
  Trust                            next $500 million        0.50%
                                   over $1 billion          0.45%
State Street Research Diversified  1st $500 million         0.50%
                                   next $500 million        0.45%
                                   over $1 billion          0.40%
State Street Research              1st $500 million         0.75%
  Aggressive Growth                next $500 million        0.70%
                                   over $1 billion          0.65%
Met/Putnam Voyager                 1st $500 million         0.80%
                                   next $500 million        0.75%
                                   over $1 billion          0.70%
State Street Research Aurora       1st $500 million         0.85%
                                   next $500 million        0.80%
                                   over $1 billion          0.75%
FI International Stock             1st $500 million         0.86%
                                   next $500 million        0.80%
                                   over $1 billion          0.75%
T. Rowe Price Small Cap Growth     1st $100 million         0.55%
                                   next $300 million        0.50%
                                   over $400 million        0.45%
T. Rowe Price Large Cap Growth     1st $50 million          0.70%
                                   over $50 million         0.60%
FI Mid Cap Opportunities           1st $100 million         0.75%
                                   next $400 million        0.70%
                                   over $500 million        0.65%
Scudder Global Equity              1st $50 million          0.90%
                                   next $50 million         0.55%
                                   next $400 million        0.50%
                                   over $500 million        0.475%
Harris Oakmark Large Cap Value     1st $250 million         0.75%
                                   over $250 million        0.70%
Neuberger Berman Partners          1st $100 million         0.70%
  Mid Cap Value                    next $250 million        0.675%
                                   next $500 million        0.65%
                                   next $750 million        0.625%
                                   over $1.6 billion        0.60%
Franklin Templeton Small Cap       1st $500 million         0.90%
  Growth                           over $500 million        0.85%
MetLife Stock Index                All Assets               0.25%

                                                             ANNUAL
                                     AVERAGE DAILY NET     PERCENTAGE
            PORTFOLIO                ASSET VALUE LEVELS       RATE
            ---------              ----------------------  ----------
Lehman Brothers(R) Aggregate       All Assets               0.25%
  Bond Index
Russell 2000(R) Index              All Assets               0.25%
Morgan Stanley EAFE(R) Index       All Assets               0.30%
MetLife Mid Cap Stock Index        All Assets               0.25%
State Street Research Large        1st $250 million         0.70%
  Cap Value                        next $500 million        0.65%
                                   over $750 million        0.60%
Loomis Sayles Small Cap            the first $500 million   0.90%
                                   amounts in excess of     0.85%
                                   $500 million
Harris Oakmark Focused Value       for the first $1         0.75%
                                   billion                  0.70%
                                   for amounts over $1
                                   billion
Davis Venture Value                for the first $1         0.75%
                                   billion and
                                   for amounts over $1      0.70%
                                   billion
Salomon Brothers Strategic         all assets               0.65%
  Opportunities Bond
Salomon Brothers U.S. Government   all assets               0.55%
MFS Investors Trust                all assets               0.75%
MFS Total Return                   all assets               0.50%
State Street Research Bond Income  first $1 billion         0.40%
                                   next $1 billion          0.35%
                                   next $1 billion          0.30%
                                   over $3 billion          0.25%
FI Value Leaders                   for the first $200       0.70%
                                   million
                                   for the next $300        0.65%
                                   million
                                   for the next $1.5        0.60%
                                   billion and
                                   for amounts over $2      0.55%
                                   billion
State Street Research Money        for the first $1         0.35%
  Market                           billion
                                   for the next $1          0.30%
                                   billion and
                                   for amounts over $2      0.25%
                                   billion
State Street Research Large Cap    for the first $1         0.73%
  Growth                           billion
                                   for amounts over $1      0.65%
                                   billion

     MetLife Advisers pays the following entities for providing services as sub adviser of the Metropolitan Fund portfolio(s) indicated below. These fees are solely the responsibility of MetLife Advisers.

     SUB-INVESTMENT MANAGER                 PORTFOLIO(S)
     ----------------------                 ------------
Metropolitan Life Insurance       MetLife Stock Index
  Company                         Lehman Brothers(R) Aggregate
                                    Bond Index
                                  Russell 2000(R) Index
                                  Morgan Stanley EAFE(R) Index
                                  MetLife Mid Cap Stock Index

     SUB-INVESTMENT MANAGER                 PORTFOLIO(S)
     ----------------------                 ------------
State Street Research &           State Street Research
  Management Company(1)           Diversified
                                  State Street Research
                                  Investment Trust
                                  State Street Research
                                    Money Market
                                  State Street Research
                                    Bond Income
                                  State Street Research
                                    Aggressive Growth
                                  State Street Research Aurora
                                  State Street Research
                                    Large Cap Value
                                  State Street Research
                                    Large Cap Growth
Putnam Investment Management,     Met/Putnam Voyager
  Inc.
T. Rowe Price Associates, Inc.    T. Rowe Price Small Cap Growth
                                  T. Rowe Price Large Cap Growth
Deutsche Investment Management    Scudder Global Equity
  Americas Inc.
Harris Associates, L.P.           Harris Oakmark Large Cap Value
                                  Harris Oakmark Focused Value
Neuberger Berman Management       Neuberger Berman Partners Mid
  Incorporated                      Cap Value
Franklin Advisers, Inc.           Franklin Templeton Small Cap
                                    Growth
Salomon Brothers Asset            Salomon Brothers U.S.
  Management Inc                    Government
                                  Salomon Brothers Strategic
                                    Opportunities Bond
Massachusetts Financial Services  MFS Investors Trust
  Company                         MFS Total Return
Davis Selected Advisers           Davis Venture Value
Loomis Sayles, & Company, L.P.    Loomis Sayles Small Cap
Fidelity Management & Research    FI Value Leaders
  Company                         FI Mid Cap Opportunities
                                  FI International Stock


------------------
(1) State Street Research & Management Company is one of our subsidiaries.

CALVERT

     The Calvert Social Balanced Portfolio pays Calvert, the Calvert Social Balanced Portfolio's investment adviser, a base monthly investment advisory fee equivalent to an annual rate of 0.425% of the Portfolio's average daily net assets.

     Calvert pays sub-investment advisory fees to Brown Capital Management, Inc. and SSga Funds Management, Inc. These fees are solely the responsibility of Calvert, not of the Calvert Social Balanced Portfolio.

     The Calvert Social Mid Cap Growth Portfolio pays Calvert, the Calvert Social Mid Cap Growth Portfolio's investment advisor, a monthly investment advisory fee equivalent to an annual rate of 0.65% of the Portfolio's average daily net assets.

     Calvert pays sub-investment advisory fees to Brown Capital Management, Inc. These fees are solely the responsibility of Calvert, not of the Calvert Social Mid Cap Growth Portfolio.

FIDELITY

     Fidelity's VIP Equity-Income, VIP Growth and VIP Overseas Portfolios pay FMR an investment management fee which is the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR (this rate cannot rise above .52%, and it drops as total assets under management increase) and an individual fee of .20% for Fidelity's VIP Equity-Income Portfolio, .30% for Fidelity's VIP Growth Portfolio and .45% for Fidelity's VIP Overseas Portfolio of the average net assets throughout the month. FMR pays sub-advisory fees to Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and to Fidelity International Investment Advisors for Fidelity's VIP Overseas Portfolio, but these fees are the sole responsibility of FMR, not the Fidelity VIP Funds. Fidelity's VIP Money Market Portfolio and VIP Investment Grade Bond Portfolio pay FMR an investment management fee which is also the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR and an individual rate. The group fee cannot rise above .37% and it drops as total assets under management increase and the individual rate is .30% of VIP Investment Grade Bond Portfolios' average net assets throughout the month respectively. FMR pays a sub-advisory fee to Fidelity Investments Money Management, Inc. These fees are paid by FMR, on behalf of the Fidelity VIP Funds.

MET INVESTORS ADVISORY LLC

     Met Investors Advisory LLC, the investment manager of Met Investors Fund, has overall responsibility for the general management and administration of all of Met Investors Fund Portfolios. Met Investors Advisory LLC is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

     As compensation for its services to the Met Investor Fund Portfolios, Met Investors Advisory LLC receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The investment management fees for each Portfolio are:


         PORTFOLIO                       ADVISORY FEE
         ---------                       ------------
PIMCO Total Return Portfolio  0.50%
PIMCO PEA Innovation          0.95%
  Portfolio
T. Rowe Price Mid-Cap Growth  0.75%
  Portfolio
MFS Research International    0.80% of first $200 million of
  Portfolio                   such assets plus
                              0.75% of such assets over $300
                              million up to $500 million plus
                              0.70% of such assets over $500
                              million up to $1 billion plus
                              0.65% of such assets over $1
                              billion
Lord Abbett Bond Debenture    0.60% of first $500 million
  Portfolio                   0.55% of such assets over $500
                              million
Met/AIM Mid Cap Core Equity   0.75% of first $150 million
  Portfolio                   0.70% of such assets over $150
                              million
Met/AIM Small Cap Growth      0.90%
  Portfolio
Harris Oakmark International  0.85% of first $500 million
  Portfolio                   0.80% of such assets over $500
                              million
Janus Aggressive Growth       0.80% of first $100 million of
  Portfolio                   such assets plus
                              0.75% of such assets over $400
                              million up to $500 million plus
                              0.70% of such assets over $500
                              million
Neuberger Berman Real Estate  0.70% of first $200 million
  Portfolio                   0.65% of such assets over $200
                              million up to $750 million plus
                              0.55% of such assets over $750
                              million


     Met Investors Advisory LLC pays each Met Investors Fund Portfolio's investment advisers a fee based on the Portfolio's average daily net assets. These fees are solely the responsibility of Met Investors Advisory LLC.


     Massachusetts Financial Services Company is the investment adviser to the MFS Research International Portfolio. Pacific Investment Management Company LLC is the investment adviser to PIMCO Total Return Portfolio. PIMCO Equity Advisors is the investment adviser to the PIMCO PEA Innovation Portfolio. Lord Abbett & Co. is the investment adviser to the Lord Abbett Bond Debenture Portfolio. A I M Capital Management, Inc. is the investment adviser to the Met/AIM Mid Cap Core Equity and the Met/AIM Small Cap Growth Portfolios. Harris Associates L.P. is the investment adviser to the Harris Oakmark International Portfolio. T. Rowe Price Associates, Inc. is the investment adviser to the T. Rowe Price Mid-Cap Growth Portfolio. Janus Capital Management LLC is the investment adviser to the Janus Aggressive Growth Portfolio. Neuberger Berman Management Incorporated is the investment adviser to the Neuberger Berman Real Estate Portfolio.


CAPITAL RESEARCH AND MANAGEMENT COMPANY

     As compensation for its services, the American Funds pays Capital Research and Management Company, the American Funds investment adviser, a monthly fee which is accrued daily, calculated at the annual rate of:

     American Funds Global Small Capitalization Fund: .80% of the first $600 million of net assets, plus 0.74% on net assets in excess of $600 million;

     American Funds Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets in excess of $13.0 billion.

     American Funds Growth-Income Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets in excess of $10.5 billion;

     The Metropolitan Fund, the Calvert Fund, the Fidelity VIP Funds, the Met Investors Fund and the American Funds are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of this prospectus. The Calvert Fund's and Fidelity VIP Funds' prospectuses are given out separately to those investors to whom these investment choices are offered. The SAIs are available upon request.

ADVERTISEMENT OF THE SEPARATE ACCOUNT

     From time to time we advertise the performance of various Separate Account investment divisions. For the money market investment divisions, this performance will be stated in terms of "yield" and "effective yield." For the other investment divisions, this performance will be stated in terms of either yield, "change in Accumulation Unit Value," "change in Annuity Unit Value" or

"average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The yield of the money market investment divisions refers to the income generated by an investment in the investment division over a seven-day period, which will be specified in the advertisement. This income is then annualized, by assuming that the same amount of income is generated each week over a 52 week period, and the total income is shown as a percentage of the investment. The effective yield is similarly calculated; however, when annualized, the earned income in the investment division is assumed to be reinvested. Thus, the effective yield figure will be slightly higher than the yield figure because of the former's compounding effect. Other yield figures quoted in advertisements, that is those other than the money market investment divisions, will refer to the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2 [((a-b)--(c d ) + 1)(6) - 1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield, change in Accumulation Unit Value and effective yield figures do not reflect the possible imposition of an early withdrawal charge for the Deferred Annuities and certain Enhanced Deferred Annuities, of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Change in Accumulation Unit Value is expressed by this formula [UV(1)/UV(0) (annualization factor)] - 1, where UV(1) represents the current unit value and UV(0) represents the prior unit value. The annualization factor can be either (1/number of years) or 365/number of days). Average annual total return (also known as annualized change in annuity value for the Income Annuities) calculations ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)(n)=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges since the investment division inception date, which is the date the corresponding portfolio or predecessor portfolio was first offered under the separate account that funds the Deferred Annuity or Income Annuity.

     These presentations for the Income Annuities reflect a 3% benchmark AIR.

     Enhanced Preference Plus, Enhanced VestMet and Financial Freedom Deferred Annuities and Enhanced Preference Plus and Financial Freedom Account Income Annuities performance figures vary from other Preference Plus and VestMet Deferred Annuities and Income Annuities as a result of reduced Separate Account charges. Performance may be calculated based upon historical performance of the underlying performance portfolios of the Metropolitan Fund, Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio, the Fidelity VIP Funds, Met Investors Fund and American Funds and may assume that certain Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

     Historical performance information should not be relied on as a guarantee of future performance results.

     Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500(TM) Growth Index, the Russell 2000(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000 Growth Index, the Lehman Brothers(R) Aggregate Bond Index, the Lehman Brothers Intermediate Bond Index, the Lehman Brothers(R) Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.

     Performance may be shown for certain investment strategies that are made available under certain Deferred Annuities. The first is the "Equity Generator." Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. The second technique is the "Equalizer(SM)." Under this strategy, once during a specified period (i.e., monthly, quarterly), a transfer is made from the MetLife Stock Index Division or the State Street Research Aggressive Growth Division to the Fixed Interest Account or from the Fixed Interest Account to the MetLife Stock Index Division or State Street Research Aggressive Growth Division in order to make the account and the division equal in value. The third strategy is the "Index Selector(SM)". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index. Divisions and the Fixed Interest Account in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Interest Account back to the current allocation of your choice of one of several asset allocation models: The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

     An "Equity Generator Return," "Aggressive Equity Generator Return," "Equalizer Return," "Aggressive Equalizer Return" or "Index Selector Return" for each asset allocation model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator, Equalizer and Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

     We may state performance for the investment divisions of the Income Annuities which reflect deduction of the insurance-related charge and investment-related charge, when accompanied by the annualized change in annuity unit value.

     Past performance is no guarantee of future results.

     We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical annuity unit values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and the investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable insurance-related charge, as well as the annuity unit values and the investment-related charge.

     We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical annuity value values.

     Historical performance information should not be relied on as a guarantee of future performance results.

     We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical annuity unit values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and the average of investment-related charges for all Portfolios to depict investment-related charges. If the presentation is for an individual, we may also provide a presentation that reflects the applicable insurance-related charge, as well as the annuity unit values and the investment-related charge.

     An illustration should not be replied upon as a guarantee of future results.

VOTING RIGHTS

     In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities or Income Annuities described in the Prospectuses or at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

     Accordingly, you have voting interests under all the Deferred Annuities or Income Annuities described in the Prospectuses. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

     Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities and Income Annuities described in the Prospectuses) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

     Qualified retirement plans do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

     You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or your Income Annuity, in your sole discretion.

     Under the Keogh Deferred Annuities and the Enhanced unallocated Keogh Deferred Annuity, participants may instruct you to give us instructions regarding shares deemed attributable to their respective contributions. Under the Keogh Deferred Annuities and the Enhanced unallocated Keogh Deferred Annuity, we will provide you with the number of copies of voting instruction soliciting materials that you may furnish such materials to participants who may give you voting instructions.

     Under Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefit plans and the TSA Deferred Annuities and Income Annuities under which the Employer retains all rights, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

     You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

DISREGARDING VOTING INSTRUCTIONS

     MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's, Calvert Variable Series', Fidelity VIP Funds', Met Investors Fund's or American Fund's boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or
(3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

     In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

ERISA

     If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights as described below.

     Generally, the spouse must give qualified consent whenever you elect to:

          a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

          b. make certain withdrawals under plans for which a qualified consent is required;

          c. name someone other than the spouse as your beneficiary;

          d. use your accrued benefit as security for a loan exceeding $5,000.

     Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


     If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


TAXES

GENERAL

     Federal tax laws are complex and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant adverse tax consequences and penalties. For details or for advice on how the law applies to your individual circumstances, consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

     In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Deferred Annuities and Income Annuities and Enhanced Deferred Annuities and Enhanced Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.


INVESTOR CONTROL



     In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.


DEFERRED AND INCOME ANNUITIES

     The following discussion of the tax code provisions for the Deferred and Income Annuities includes the Enhanced Deferred and Enhanced Income Annuities subject to the same tax code provisions (all "Annuities").

     Generally, all contributions under the Deferred Annuities and purchase payments under an Income Annuity will be made on a before tax basis. This does not include contributions under:

-  Non-Qualified and Roth IRA Annuities

     And non-deductible contributions under:

-  IRA and certain other qualified Annuities

     This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. To the extent contributions to your Annuity were not subject to Federal income tax, withdrawals of these contributions will be subject to Federal income taxes. Earnings under your Annuity are generally subject to income tax when distributed. However, "qualified distributions" of earnings from a Roth IRA are not subject to Federal income tax.

     Contributions to Non-Qualified and Roth IRA Annuities, as well as non-deductible contributions to IRA Annuities are made on an "after-tax basis", so that making purchase payments does not reduce the taxes you pay.

     Earnings under the Non-Qualified Annuities and IRA Annuities, are normally not taxed until withdrawn, if you, as the owner, are an individual. Thus, that portion of any withdrawal that represents income is taxed when you receive it, but that portion that represents purchase payments is not, to the extent previously taxed. For Roth IRA Annuities, "qualified distributions" of earnings are not subject to Federal income tax. Withdrawals of contributions are generally not subject to income tax. However, withdrawals from a Roth IRA of previously taxed converted amounts may be subject to a penalty tax if made before age 59 1/2.

     Generally, the Non-Qualified Income Annuities are issued on an "after-tax basis" so that making a purchase payment does not reduce the taxes you pay. That portion of any income payment that represents income is taxed when you receive it, but that portion that represents the purchase payment is a nontaxable return of principal. The IRS has not specifically approved the use of an exclusion ratio or recovery amount with respect to a variable income annuity where transfers are permitted between funding options or between a funding option and a guaranteed interest option. At the present time MetLife intends to report the taxable income payments made to you under general tax principles for variables annuities using an excludable amount for each payment based upon your purchase payment (reduced by any refund or guarantee feature as required by Federal tax law) made to provide the income annuity divided by the expected number of payments. For the Roth IRA Income Annuity, "qualified distributions" of earnings are not subject to tax. Withdrawals of contributions are generally not subject to income tax. However, withdrawals from a Roth IRA of taxable converted amounts may be subject to a penalty tax if made before age 59 1/2.

     Non-Qualified annuities with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, contributions under such annuities will be made on a "before tax" basis and the rules applicable to Keogh plans will apply to such deferred annuities, notwithstanding any provision in the deferred annuities to the contrary. Wherever the terms "Keogh Annuity" or "Keogh plan" appear in this section, the term shall be deemed to include non-qualified deferred annuities with an appropriate endorsement issued to Keogh and corporate plans covering one individual.

     Under some circumstances, certain of the Annuities accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code.

     The taxable portion of a distribution from a Keogh, Enhanced unallocated Keogh, 403(a), TSA Annuity and governmental 457(b) plans to the participant or the participant's spouse (if she/he is the beneficiary) that is an "eligible rollover distribution," as defined in the Code, is subject to 20% mandatory Federal income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of (1) an individual retirement arrangement under Section 408; (2) an eligible qualified plan. An eligible rollover distribution generally is the taxable portion of any distribution from a Keogh, Enhanced unallocated Keogh, 403(a), TSA Annuity or governmental 457(b) plan, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant;
(b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary; (c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required during the participant's lifetime or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in Section 401(k) of the Code for corporations and unincorporated businesses; (f) certain loans treated as distributions under the Code; (g) the cost of life insurance coverage which is includible in the gross income of the plan participant; (h) certain withdrawals on account of financial hardship and (i) any other taxable distributions from any of these plans which are not eligible rollover distributions.

     If you have not attained age 59 1/2 at the time of purchase and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of either withdrawal feature prior to the later of (a) your attaining age 59 1/2 or (b) five years after income payments had begun, will generally also result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of income payments received in the year of the withdrawal, will generally be subject to the 10% penalty tax in addition to ordinary income tax. In addition, if you are under age 59 1/2 when such payments are received, any future payments you receive will generally be subject to the 10% penalty tax. Consult your tax adviser.

     For certain distributions after December 31, 2001, the otherwise non-taxable portion of the distribution may be an eligible rollover distribution if directly transferred or rolled over to an IRA or if directly transferred to a defined contribution trust which agrees to accept and separately account for it.

     The IRA Annuities accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code. Roth IRA deferred annuities only accept "after-tax" contributions.

     All taxable distributions from Keogh, Enhanced unallocated Keogh, 403(a), TSA Annuities and 457(b) plans that are not eligible rollover distributions and all taxable distributions from IRAs and Non-Qualified Annuities will be subject to Federal income tax withholding, unless the payee elects to have no withholding. The rate of withholding is as determined by the Code and Regulations thereunder at the time of payment. All taxable distributions (that are not eligible rollover distributions) from the PEDC Deferred Annuity will be subject to the same Federal income tax withholding as regular wages.

INCOME PAYMENTS

     Income payments are subject to an "excludable amount" which determines how much of each payment is treated as:
            -- A non-taxable return of your purchase payment; and -- A taxable payment of earnings.

     The Internal Revenue Service (the "IRS") has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where reallocations are permitted between investment divisions or between an investment division and the Fixed Income Option.

     We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature as required under Federal tax law), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

     If the amount of income payments received in any calendar year is less than the exclusion amount applicable to the year, you may generally elect the year in which to begin to apply this excess over the remaining income stream.

EXERCISE OF WITHDRAWAL OPTION

     If your Income Annuity contract has been purchased with a withdrawal option and is terminated as a result of the exercise of the withdrawal option, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax contributions.

     It is uncertain how amounts received under the exercise of a partial withdrawal option are taxed. It is conceivable that the entire amount of the withdrawal could be treated as taxable income. Exercise of the withdrawal option may adversely impact the amount of subsequent payments which can be treated as a non-taxable return of investment.

     Each type of Annuity is subject to various tax limitations. Typically, except for the Non-Qualified Annuities the maximum amount of purchase payment is limited under Federal tax law and there are limitations on how long money can be left under the Annuities before withdrawals must begin. Please be advised that new proposed tax regulations were issued regarding required minimum distributions in April 2002. These rules are generally effective for the 2003 distribution year. A 10% tax penalty applies to certain taxable withdrawals from the Annuity (or in some cases from the plan or arrangement that purchased the Annuity) before you are age 59 1/2. Under a SIMPLE IRA, the tax penalty is increased to 25% for withdrawals during the first two years of an employee's participation in the SIMPLE IRA.

     In general, the purchase of an Income Annuity will meet minimum distribution requirements under the tax law where the payments are non-increasing, made at least annually, and are payable over your lifetime (or a period not exceeding your life expectancy), or over the joint lives of you and the designated beneficiary (or over a period not exceeding the life expectancies of you and the designated beneficiary).

     Under proposed regulations, distributions under an income annuity will not be found to be increasing merely because the amount of the payments vary with the investment performance of the underlying assets. It is not clear whether certain payments under an Income Annuity will satisfy minimum distribution rules.

     In general, new proposed regulations issued in 2002 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is the "difference between actuarial assumptions used in pricing and actual experience with respect to those assumptions; or differences between actuarial assumptions used in pricing when the annuity was purchased and actuarial assumptions used in pricing at the time the actuarial gain is determined." Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

DEFINED BENEFIT PLANS

     Under proposed income tax regulations published in April 2002, defined benefit plans may no longer automatically satisfy minimum distribution requirements through the purchase of a variable annuity. However, until the regulations are finalized, transitional rules apply which may permit the purchase of certain variable annuities by defined benefit plans. It is not clear that any favorable transitional rules will apply to the Income Annuity. You should consult a tax advisor prior to purchasing the Income Annuity in connection with a defined benefit plan.

     If you intend to choose a pay-out annuity which is payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax.

     It is not clear whether variable income payments that increase due to the experience of an investment division will be considered non-increasing for purposes of distributions under a PEDC plan.

     The rules for minimum distribution are very complex and you should consult your own tax advisor as to their applicability to the Annuity and the tax consequences of transferring money between investment divisions or between investment divisions and the Fixed Interest Option.

     If your benefit under a plan subject to the Retirement Equity Act (REA) is worth more than $5,000, the Code requires that your Income Annuity protect your spouse if you die before your receive any income payments under the Income Annuity or if you die while income payments are being made. If your Income Annuity is subject to the REA, your spouse has certain rights which may be waived with the written consent of your spouse. Waiving these requirements will cause your initial monthly benefit to increase.

     The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the Federal tax rules on an Annuity-by-Annuity basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

     The Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) made certain changes to qualified retirement plans and IRAs, including:
            -- increasing the contribution limits for qualified retirement plans and Traditional and Roth IRAs, starting in 2002.
            -- adding "catch-up" contributions for taxpayers age 50 and above;
               and
            -- adding expanded portability and tax-free opportunities.
            -- all changes made by EGTRRA are scheduled to expire after 2010.

     Traditional IRA and Enhanced IRA Annuities. The tax rules outlined in this section for both Traditional IRA and Enhanced IRA Annuities are the same. Annual contributions to all Traditional and Roth IRAs may not exceed the lesser of the deductible amount under Section 219(b)(1)(A) of the Code ($3,000 for 2004, $4,000 for 2005-2007, and $5,000 beginning in 2008 (and indexed for inflation thereafter) or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed in the next paragraph. (Additionally, if you are at least 50 years old, you may make additional contributions of $500 per year through 2005, and $1,000 per year for 2006 and thereafter, provided you have sufficient compensation.) Generally, no contributions are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or trans-fers from other IRAs or from other tax-favored plans that the Code allows.

     If contributions are being made under a SEP or SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

     Annual contributions are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2004, if you are an "active participant" in another retirement plan and if your adjusted gross income is $45,000 or less ($65,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is at least $55,000 ($75,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deduction will be phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the nonactive participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount for the year to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.

     Taxable withdrawals (other than tax-free transfers or "rollovers" to other individual retirement arrangements) before age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary; (4) to pay deductible medical expense; (5) to enable certain unemployed persons to pay medical insurance premiums; (6) to pay for qualified higher education expenses; (7) for qualified first time home purchases; or (8) made after December 31, 1999 for IRS levies. If you are under age 59 1/2 and are receiving Systematic Withdrawal Program payments (other than a one-time change to the required minimum distribution method) that you intend to qualify as a series of substantially equal periodic payments under sec.72(t) of the Code and thus not subject to the 10% tax penalty, any modifications to your Systematic Withdrawal Program payments before the later of age 59 1/2 or five years after beginning substantially equal periodic payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any Systematic Withdrawal Program payments or make any modifications to your Systematic Withdrawal Program payments.

     If you made both deductible and non-deductible contributions, a partial withdrawal will be treated as a pro rata withdrawal of both, based on all of your IRAs (not just the IRA Annuities). The portion of the withdrawal attributable to non-deductible contributions (but not the earnings on them) is a nontaxable return of principal, which is not subject to the 10% tax penalty. You must keep track of which contributions were deductible and which weren't, and make annual reports to the IRS if non-deductible contributions were made.

     Withdrawals may be transferred to another IRA without Federal tax consequences if Code requirements are met. Your Traditional or Roth IRA Annuity is not forfeitable and you may not transfer it, assign it or pledge it as collateral for a loan.

     Your entire interest in the Deferred Annuity must be withdrawn or begun to be withdrawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Specific rules apply to the timing and calculation of these withdrawals. Other rules apply to how rapidly withdrawals must be made after your death. Generally, when you die, we must make payments of your entire remaining interest over a period and in a manner as allowed by the Code and applicable regulations. If your spouse is your beneficiary, and, if your Annuity permits, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If your sole beneficiary is your spouse, he or she may elect to continue the Deferred Annuity as his or her own IRA Deferred Annuity after your death. The IRS allows you to aggregate the amount required to be withdrawn from each individual retirement arrangement you own and to withdraw this amount in total from any one or more of the individual retirement arrangements you own.

     If you satisfy certain requirements, you can change your Traditional IRA contribution to a Roth IRA if you "recharacterize" your contribution before you file your income tax return (including filing extensions).

     Roth IRA Annuities. Annual contributions to all Traditional and Roth IRAs may not exceed the lesser of the deductible amount under Section 219(b)(1)(A) of the Code ($3,000 for 2004, $4,000 for 2005-2007, and

$5,000 beginning in 2008, (indexed for inflation thereafter) or 100% of your "compensation." You can contributed up to the annual contribution limit to a Roth IRA if your adjusted gross income is not in excess of $95,000 ($150,000 for married couples filing jointly). The contribution limits to a Roth IRA are phased out ratably for individuals with income between $95,000 and $110,000 and for married couples filing jointly with income between $150,000 and $160,000; and for married couples filing separately between $0 and $10,000. Annual contributions to all IRAs, including Roth IRAs, may not exceed the lesser of the amount under 219(b)(1)(A) or 100% of your "compensation" as defined by the Code, except for "spousal IRAs." (Additionally, if you are at least 50 years old; you may make additional contributions of $500 per year through 2005, and $1,000 per year for 2006 and thereafter.) These limits on annual contributions do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from an existing IRA to a Roth IRA. You may make contributions to a Roth IRA after age 70 1/2. Excess contributions are subject to a 6% excess contribution tax penalty, unless such contributions are withdrawn under rules specified in the Code.

     You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert. If you are married but file separately, you may not convert a non-Roth IRA into a Roth IRA.

     Except to the extent you have non-deductible IRA contributions, the amount converted from a non-Roth IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed below.)

     Distributions from a Roth IRA are made first from contributions and then from earnings. Generally, withdrawals from contributions are not subject to tax. However, withdrawals of previously taxed converted amounts prior to age 59 1/2 and made within five taxable years from such conversion will be subject to the 10% premature penalty tax (unless you meet an exception).

     Withdrawals of earnings will not be subject to Federal income tax if they are "qualified distributions." In order to be a qualified distribution, the withdrawal must be: (a) made at least five taxable years from the year you established a Roth IRA, and (b) made after age 59 1/2, or for death, disability, or a first-time home purchase (up to $10,000). (Please consult your tax advisor regarding the state income tax treatment of your withdrawal.)

     The withdrawal of earnings not meeting the foregoing requirements will be subject to income tax and possibly the 10% premature tax penalty.

     Mandatory minimum distribution rules do not apply while you are alive. Generally, when you die, we must make payment of your entire remaining interest within five years of the year in which you died or begin payments over a period and in a manner allowed by the Code to your beneficiary over his/her lifetime or over a period not beyond your beneficiary's life or life expectancy starting by December 31 of the year following the year in which you die. (Certain exceptions exist for spouses.)

     You should consult your tax advisor regarding the tax treatment of Roth IRAs and the appropriateness of the Roth IRA to your particular situation. For the Roth IRA Income Annuity, the Code requires any remaining payment be made to your beneficiary within five years of the year in which you died or over a period not exceeding your beneficiary's life or life expectancy. Therefore, if you choose a Roth IRA Income Annuity that has a period certain (e.g., an income annuity for life with a ten year term certain), the period certain should not exceed the greater of five years or the life expectancy of your beneficiary. (Subsequent changes to your beneficiary after choosing a Roth IRA Income Annuity may cause you to be in violation of this rule.)

     If you satisfy certain requirements, you can change your Traditional IRA contribution to a Roth IRA if you "recharacterize" your contribution before you file your income tax return (including filing extensions).

     SEP Annuities. Partners and sole proprietors may make purchase payments under SEPs for themselves and their employees, and corporations may make purchase payments under SEPs for their employees. Complex rules apply to which employees or other persons must be allowed to participate, and what contributions may be made for each of them. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made (under these SEP rules), your SEP generally operates as if it were an IRA purchased by you under the IRA rules discussed above. An employer is not permitted to establish a salary reduction SEP plan ("SARSEP") after December 31, 1996. However, you may make contributions, in accordance with your plan's provisions, to your existing SARSEP contract if your employer's SARSEP plan was established prior to January 1, 1997.

     SIMPLE IRAs. If an employer has no more than 100 employees (who earn at least $5,000) and the SIMPLE IRA is the exclusive tax-qualified plan of the employer, employees may make contributions on a before-tax basis of up to the amounts set forth below and the employer must generally match employee contributions dollar-for-dollar up to 3% of compensation. Under certain circumstances, the employer can elect to make a lesser matching contribution or make a contribution equal to 2% of compensation for all eligible employees. SIMPLE IRAs are exempt from complex nondiscrimination, top-heavy and reporting rules. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made under these SIMPLE IRA rules, your SIMPLE IRA generally operates as if it were an IRA purchased by you under the IRA rules discussed above. (However, the tax penalty for early withdrawals is generally increased for withdrawals within the first two years of an employee's participating in the SIMPLE IRA.)

     Eligibility and Contributions. To be eligible to establish a SIMPLE IRA plan, your employer must have no more than 100 employees and the SIMPLE IRA plan must be the only tax qualified retirement plan maintained by your employer. Many of the same tax rules that apply to Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers differ as explained below.

     If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.

     Note: The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increased the maximum annual contribution limits for SIMPLE IRA's and added an additional "catch-up" provision for taxpayers age 50 and above. For 2004, the maximum annual contribution limit will increase to $9,000.00 and participants 50 or older may contribute an additional $1,500. The table below shows the deductible amount for each year including the increase in the deductible amount for the 50+ catch-up, as provided under EGTRRA. The contribution limits in excess of $6,000 as provided under EGTRRA are set to return to the pre-EGTRRA limits after 2010 unless further action is taken by Congress.

                     CONTRIBUTION LIMIT       LIMIT FOR
   FOR TAX YEARS        FOR TAXPAYERS       TAXPAYERS AGE
   BEGINNING IN         UNDER AGE 50         50 AND OLDER
-------------------  -------------------   ----------------
2004                         9,000              10,500
2005                        10,000              12,000
2006 and thereafter         10,000              12,500

     Note: the Contribution limits above will be adjusted for inflation in years 2006-2010.

     These contributions, not including the age 50+ catch up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402(g) of the Internal Revenue Code as shown below:

    FOR TAXABLE YEARS
BEGINNING IN CALENDAR YEAR   APPLICABLE DOLLAR LIMIT
--------------------------   -----------------------
2004                                  13,000
2005                                  14,000
2006 and thereafter                   15,000

     You may also make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.

     You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.

     Rollovers. Tax-free rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, a qualified employer plan, a section 403(a) plan, a 403(b) annuity, or a 457(b) plan maintained by a government employer, as well as into another SIMPLE IRA.

     In order to be a tax-free rollover from your SIMPLE IRA, the money must generally be transferred into the new SIMPLE IRA (or Traditional IRA or other eligible retirement plan after two years) within 60 days of the distribution.

     The rollover is "tax-free" in that no income tax will be due on account of the distribution or transfer. The funds rolled over, in addition to any annual contributions made to the new IRA and any earnings thereon are ultimately taxed when they are distributed from the new IRA.

     PEDC Annuity. PEDC plans are available to State or local governments and certain tax-exempt organizations as described in Section 457 of the Code. These plans, which must meet the requirements of Section 457(b), provided certain tax deferral benefits to employees and independent contractors. These plans are not available to churches and qualified church-controlled organizations. A PEDC plan maintained by a State or local government must be held in trust (or custodial account or annuity contract) for the exclusive benefit of plan participants and their beneficiaries. Plan benefit deferrals, contributions and all income attributable to such amounts under PEDC plans, other than those maintained by a State or local government as described above, are (until made available to the participant or other beneficiary) solely the property of the employer, subject to the claims of the employer's general creditors.

     The compensation amounts that may be deferred under a PEDC plan may not exceed certain deferral limits established under the Federal tax law. In addition, contributions to other plans may reduce the deferral limit even further.

     Under the plan, amounts will not be made available to participants or beneficiaries until the earliest of (1) the calendar year in which the participant reaches age 70 1/2, (2) when the participant has a severance from employment with the employer, or (3) when the participant is faced with an unforeseeable emergency as described in the income tax regulations. Amounts will not be treated as "made available" under these rules if (i) an election to defer commencement of a distribution is made by the participant and such election meets certain requirements, or (ii) the total amount payable is $5,000 or less and certain other requirements are met.

     Withdrawals must conform to the complex minimum distribution requirements of the Code, including the requirement that distributions must generally begin no later than April 1 of the calendar year following the later of: the year in which the participant attains age 70 1/2 or, to the extent permitted under your plan or contract, the year the participant retires.

     Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986 and which then provided for deferral of fixed amounts or amounts determined by a fixed formula).

     403(a) Annuities. The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

     The Code limits the amount of contributions and distributions that may be made under 403(a) plans. Excess contributions are subject to a 10% penalty. Taxable withdrawals before age 59 1/2 may be subject to a 10% tax penalty. Any amounts distributed under the 403(a) Annuities are generally taxed according to the rules described under Section 72 of the Code. Under rules similar to those described later for TSAs, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, withdrawals of your entire interest under the Annuity must be made or begun to be made no later than the April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or contract, the year you retire. Also, when you die, the entire remaining interest in the plan generally must be paid over a period and in a manner as allowed by the Code and regulations. The minimum distribution rules for 403(a) Annuities are similar to those rules summarized for TSAs.

     If your benefit under the 403(a) plan is worth more than $5,000, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Designating a beneficiary other than your spouse is considered a waiver. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

     Keogh Annuities and Enhanced Unallocated Keogh Annuity. Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. Complex rules apply to the establishment and operation of such plans, including the amounts that may be contributed under them. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.

     Taxable withdrawals before age 59 1/2 are subject to a 10% tax penalty (this does not apply to the return of any non-deductible purchase payments). This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary where such payments begin after separation from service; (4) made to you after you separate from service with your employer after age 55; or (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions).

     Under rules similar to those described later for TSAs, for taxable years after 1996, if you do not have a 5% or more ownership interest in your Employer, withdrawals of your entire interest under the deferred annuities must be made or begun to be made beginning no later than the April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or deferred annuities, the year you retire. Also, when you die, the entire remaining interest in the Deferred Annuity generally must be paid over a period and in a manner allowed by the Code and regulations.

     If your benefit under the Keogh plan is worth more than $5,000, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Designating a beneficiary other than your spouse is considered a waiver.

Waiving these requirements may cause your monthly benefit to increase during your lifetime.

     Non-Qualified deferred annuities with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, the rules applicable to Keogh plans as outlined above will apply to such deferred annuities, notwithstanding any provision in the deferred annuities to the contrary.

     TSA Annuities. These fall under Section 403(b) of the Code that provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

     Except for the TSA Annuity under which the employer retains all rights on behalf of participants, your employer buys the Annuity for you although you, as the participant, then own it. The Code limits the amount of purchase payments that can be made. Purchase payments over this amount may be subject to adverse tax consequences. Special rules apply to the withdrawal of excess contributions. Withdrawals before age 59 1/2 are prohibited except for (a) amounts contributed to or earned under your Section 403(b) arrangement before January 1, 1989 that were either paid into or earned under the Annuity or later transferred to it in a manner satisfying applicable Code requirements (withdrawals are deemed to come first from pre-1989 money that is not subject to these restrictions, until all of such money is withdrawn); (b) tax-free transfers to other Section 403(b) funding vehicles or any other withdrawals that are not "distributions" under the Code; (c) amounts that are not attributable to salary reduction elective deferral contributions (i.e., generally amounts not attributable to a participant's pre-tax contributions and their earnings); (d) after a participant dies, has a severance from employment or becomes disabled (as defined in Code);
(e) in the case of financial hardship (as defined in the tax law) but only purchase payments may be withdrawn for hardship, not earnings; or (f) under any other circumstances as the Code allows. Special withdrawal restrictions under
Section 403(b)(7)(A)(ii) of the Code apply to amounts that had once been invested in mutual funds custodial arrangements even after such amounts are transferred to a Annuity.

     Taxable withdrawals (other than tax-free transfers) that are allowed before age 59 1/2 are subject to an additional 10% tax penalty on the taxable portion of the withdrawal. This penalty does not apply to withdrawals (1) paid to a beneficiary or participant's estate after the participant's death; (2) due to permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of the participant or the participant and another person named by the participant where such payments begin after separation from service; (4) made to the participant after the participant separates from service with the employer after age 55; (5) made to the participant on account of deductible medical expenses (whether or not the participant actually itemizes deductions); (6) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse); (7) of excess matching employer contributions made to eliminate discrimination under the Code; (8) timely made to reduce an elective deferral as allowed by the Code; or (9) after December 31, 1999 for IRS levies. If you are under age 59 1/2 and are receiving Systematic Withdrawal Program payments that you intend to qualify as a series of substantially equal periodic payments under Section 72(t) of the Code and thus not be subject to the 10% tax penalty, any modifications to your Systematic Withdrawal Program payments before the later of age 59 1/2 or five years after beginning Systematic Withdrawal Program payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any Systematic Withdrawal Program payments or make any modifications to your Systematic Withdrawal Program payment.

     Withdrawals may be transferred to another Section 403(b) funding vehicle or (for eligible rollover distributions) to another eligible qualified retirement plan or IRA without Federal tax consequences if Code requirements are met. The Annuity is not forfeitable and may not be transferred. Generally, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, your entire interest in the Annuity must be withdrawn or begun to be withdrawn by April 1 of the calendar year following the later of: the year in which the participant reaches age 70 1/2 or, to the extent permitted under your plan or contract, the year in which the participant retires. A tax penalty of 50% applies to withdrawals which should have been made but were not. Specific rules apply to the timing and calculation of these withdrawals. Other rules apply to how rapidly withdrawals must be made after the participant's death. Generally, when the participant dies, we must make payment of your entire remaining interest under the Annuity over a period and in a manner allowed by the Code and regulations. If the participant's spouse is the beneficiary, payments may be made over the spouse's lifetime or over a period not beyond the spouse's life expectancy starting by December 31 of the year in which the participant would have reached age 70 1/2. If the Annuity is subject to the Retirement Equity Act because it is part of a plan subject to ERISA, the participant's spouse has certain rights which may be waived with the written consent of the spouse. The IRS allows you to aggregate the amount to be withdrawn from each TSA Annuity you own and to withdraw this amount in total from any one or more of the TSA Deferred Annuities you own.

     Non-Qualified Annuity for Section 457(f) Deferred Compensation
Plans. These are deferred compensation agreements generally for a select group of management or highly compensated employees and individual independent contractors employed or engaged by State or local governments or non-church tax-exempt organizations. In this arrangement, the tax-exempt organizations. In this arrangement the tax-exempt entity (e.g., a hospital) deposits your deferred compensation amounts and earnings credited to these amounts into a trust, which at all times is subject to the claims of the employer's bankruptcy and insolvency creditors. The trust owns a Non-Qualified Annuity which may be subject to the Non-Qualified Annuity rules described below. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Deferred Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Annuity. You can defer taxation of compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.

     Any amount made available under the plan to you or your beneficiary is generally taxed according to the annuity rules under Section 72. Thus, when deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio." Certain distributions made before you are age 59 1/2 may be subject to a 10% tax penalty. It is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the Internal Revenue Service and courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own tax advisor to clarify this issue.

     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a Section 457(f) deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for Section 457(f) Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under Section 457. MetLife consulted special tax counsel regarding the major Federal tax issues under Section 457 including the impact of regulations issued in mid-2003, which addressed how earnings on deferred compensation would be taxed. This advice from such counsel was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Deferred Annuity. Please consult your tax adviser.

     Non-Qualified Annuity for Section 451 Deferred Fee Arrangements.  Under a
Section 451 deferred fee arrangement, a third party which is tax-exempt entity (e.g., a hospital) enters into a deferred fee arrangement with a taxable entity, the employer, that provides services to the third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management or highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and, when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the provisions of sec.451, enables the taxable entity to defer compensation until the year in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant-employees of its deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends.

     A trust established by the tax-exempt entity will own a Non-Qualified Annuity which may be subject to taxation rules as described below under Non-Qualified Annuities. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these payments made under the plan.

     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a sec.451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for sec.451 Deferred Fee Arrangements, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.451. This advice from such counsel has not been updated to reflect changes, if any in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity.

     Non-Qualified Annuity for sec.451 Deferred Compensation Plans. Under a sec.451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income such amount is to be properly accounted for in a different period. Participants should consult their own tax advisors for information on the tax treatment of these payments.

     A sec.451 plan could be sponsored by either a taxable entity or certain tax-exempt entities which meet the "grandfather" requirements described below. Taxable entities would be able to deduct as compensation the amounts included in income by the participant of the deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to, sec.451 rather than sec.457 should apply to their deferred compensation plans. Tax-exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.

     A trust established by either the taxable or the grandfathered tax-exempt entity would own a Non-Qualified Deferred Annuity which may be subject to taxation rules as described later under "Non-Qualified Annuities". Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Deferred Annuity will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the Deferred Annuity.

     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a sec.451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for sec.451 Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity.

     Non-Qualified Annuity for sec.457(e)(11) Severance and Death Benefit
Plans. These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts, which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and insolvency creditors. As the owner of a Non-Qualified Annuity, the trust may be subject to the rules described below under Non-Qualified Annuities. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the Deferred Annuity.

     The Federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in sec.457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and "bona-fide death benefit" plan, sec.451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the method of accounting you use in computing taxable income such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and "bona-fide death benefit" plan, your deferral amounts will be subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.

     Special Tax Considerations for Non-Qualified Annuity for sec.457(e)(11) Severance and Death Benefit Plans. There is a considerable risk that this arrangement may not qualify as a "bona-fide severance pay" plan under sec.457(e)(11), the applicable section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections and under Department of Labor regulations issued under the Employee Retirement Income Security Act of 1974. In connection with the sale of the Non-Qualified Annuity for Section 457(e)(11) Severance and Death Benefit Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.457. Subsequently, the United States Court of Appeals for the Federal Circuit indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement would not qualify as a valid severance pay plan. While this decision addresses severance pay plans in a different Code context, it is probable that a court would consider it in determining the tax consequences of this arrangement. This advice received from such counsel has not been updated to reflect this decision or other changes in the law, and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity. You should consult with your own tax advisor to deter-mine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

     Non-Qualified Annuities. The tax rules outlined in this section for both non-Qualified and Enhanced Non-Qualified Annuities are the same. No limits apply under the Code to the amount of purchase payments that you may make. Tax on income earned under the Annuities is generally deferred until it is withdrawn only if you as owner of the Annuity are an individual (or are treatable as a natural person under certain other circumstances specified by the Code). The following discussion assumes that this is the case.

     Non-Qualified and Enhanced Non-Qualified Income Annuities. The following discussion assumes that you are an individual (or are treated as a natural person under certain other circumstances specified by the Code). Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell the purchaser of an Income Annuity what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

  Diversification

     In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contract.

  Changes to tax rules and interpretations

     Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

-  Possible taxation of transfers between investment divisions.

- Possible taxation as if you were the owner of your portion of the Separate Account's assets.

- Possible limits on the number of funding options available or the frequency of transfers among them.

     Any withdrawal is generally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus a nontaxable return of principal) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

     Taxable withdrawals (other than tax-free exchanges to other non-qualified deferred annuities) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.

     Your Non-Qualified Deferred Annuity may be exchanged for another non-qualified deferred annuity without incurring Federal income taxes if Code requirements are met. Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age, e.g., 85 or older. If you die before the payments under an income annuity begins, we must make payment of your entire interest under the Annuity within five years of your death or begin payments under an income annuity allowed by the Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Non-Qualified Annuity, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used at the time of your death in accordance with the income type selected.

     The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

ANNUITY UNIT VALUES TABLES FOR METLIFE PERSONAL INCOMEPLUS(SM) ANNUITY CONTRACTS

     These tables show Annuity Unit Values for Income Annuities with Separate Account charges other than the maximum guaranteed Separate Account charge (which is in the prospectus) for each investment division from inception (October 27,
2003) to year-end (December 31, 2003). The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report).

                                    TABLE A
                      4% AIR; .95 SEPARATE ACCOUNT CHARGE


                                                                                                   NUMBER OF
                                                                     INCEPTION    END OF YEAR    ANNUITY UNITS
                                                                      ANNUITY       ANNUITY     END OF YEAR (IN
                                                              YEAR   UNIT VALUE   UNIT VALUE      THOUSANDS)
                                                              ----   ----------   -----------   ---------------
Lehman Brothers(R) Aggregate Bond Division                    2003     $10.61       $10.64             0
PIMCO Total Return Division                                   2003      10.64        10.70             0
Salomon Brothers U.S. Government Division                     2003      10.06        10.07             0
State Street Research Bond Income Division                    2003      12.46        12.54             0
Salomon Brothers Strategic Bond Opportunities Division        2003      11.09        11.25             0
State Street Research Diversified Division                    2003      13.48        14.09             0
Lord Abbett Bond Debenture Division                           2003       9.51         9.82             0
American Funds Growth-Income Division                         2003       8.60         9.26             0
MetLife Stock Index Division                                  2003      16.85        18.06             0
MFS Investors Trust Division                                  2003       7.20         7.65             0
MFS Research Managers Division                                2003       6.64         7.09             0
State Street Research Investment Trust Division               2003      14.00        14.97             0
Davis Venture Value Division                                  2003       7.78         8.42             0
Harris Oakmark Large Cap Value Division                       2003       9.46        10.11             0
American Funds Growth Division                                2003       7.35         7.79             0
Janus Aggressive Growth Division                              2003       5.87         6.20             0
Met/Putnam Voyager Division                                   2003       3.74         3.88             0
T. Rowe Price Large Cap Growth Division                       2003       8.78         9.44             0
MetLife Mid Cap Stock Index Division                          2003       9.61        10.23             0
Harris Oakmark Focused Value Division                         2003      10.95        11.98             0
Neuberger Berman Partners Mid Cap Value Division              2003      14.06        15.18             0
FI Mid Cap Opportunities Division                             2003      11.06        11.58             0
State Street Research Aggressive Growth Division              2003       9.73        10.24             0
T. Rowe Price Mid-Cap Growth Division                         2003       5.39         5.73             0
Loomis Sayles Small Cap Division                              2003       7.87         8.20             0
Russell 2000(R) Index Division                                2003      10.59        11.36             0
State Street Research Aurora Division                         2003      12.68        14.25             0
Franklin Templeton Small Cap Growth Division                  2003       7.53         8.16             0
T. Rowe Price Small Cap Growth Division                       2003       9.16         9.63             0
PIMCO PEA Innovation Division                                 2003       4.92         5.14             0
Scudder Global Equity Division                                2003       9.52        10.32             0
MFS Research International Division                           2003       8.29         9.04             0
Morgan Stanley EAFE(R) Index Division                         2003       7.36         8.07             0
FI International Stock Division                               2003       5.99         6.47             0
American Funds Global Small Capitalization Division           2003       9.38        10.03             0

                                    TABLE B
                      5% AIR; .95 SEPARATE ACCOUNT CHARGE


                                                                                                   NUMBER OF
                                                                     INCEPTION    END OF YEAR    ANNUITY UNITS
                                                                      ANNUITY       ANNUITY     END OF YEAR (IN
                                                              YEAR   UNIT VALUE   UNIT VALUE      THOUSANDS)
                                                              ----   ----------   -----------   ---------------
Lehman Brothers(R) Aggregate Bond Division                    2003     $10.34       $10.36             0
PIMCO Total Return Division                                   2003      10.01        10.04             0
Salomon Brothers U.S. Government Division                     2003      10.01        10.00             0
State Street Research Bond Income Division                    2003      10.18        10.23             0
Salomon Brothers Strategic Bond Opportunities Division        2003       9.99        10.12             0
State Street Research Diversified Division                    2003       7.43         7.75             0
Lord Abbett Bond Debenture Division                           2003      10.32        10.63             0
American Funds Growth-Income Division                         2003       9.81        10.54             0
MetLife Stock Index Division                                  2003       5.97         6.40             0
MFS Investors Trust Division                                  2003       9.88        10.49             0
MFS Research Managers Division                                2003       9.82        10.46             0
State Street Research Investment Trust Division               2003       5.63         6.02             0
Davis Venture Value Division                                  2003       7.54         8.14             0
Harris Oakmark Large Cap Value Division                       2003       8.45         9.01             0
American Funds Growth Division                                2003       9.80        10.38             0
Janus Aggressive Growth Division                              2003       9.78        10.31             0
Met/Putnam Voyager Division                                   2003       3.62         3.75             0
T. Rowe Price Large Cap Growth Division                       2003       7.10         7.62             0
MetLife Mid Cap Stock Index Division                          2003       9.31         9.89             0
Harris Oakmark Focused Value Division                         2003       9.86        10.77             0
Neuberger Berman Partners Mid Cap Value Division              2003       9.82        10.58             0
FI Mid Cap Opportunities Division                             2003       9.80        10.24             0
State Street Research Aggressive Growth Division              2003       9.74        10.23             0
T. Rowe Price Mid-Cap Growth Division                         2003       9.73        10.32             0
Loomis Sayles Small Cap Division                              2003       7.62         7.93             0
Russell 2000(R) Index Division                                2003       9.76        10.45             0
State Street Research Aurora Division                         2003      12.29        13.78             0
Franklin Templeton Small Cap Growth Division                  2003       9.60        10.38             0
T. Rowe Price Small Cap Growth Division                       2003       9.75        10.24             0
PIMCO PEA Innovation Division                                 2003       9.57         9.99             0
Scudder Global Equity Division                                2003       9.94        10.76             0
MFS Research International Division                           2003       9.98        10.87             0
Morgan Stanley EAFE(R) Index Division                         2003       9.95        10.89             0
FI International Stock Division                               2003      10.01        10.78             0
American Funds Global Small Capitalization Division           2003       9.72        10.37             0

                                    PART II

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


  (a) FINANCIAL STATEMENTS TO BE FILED BY AMENDMENT




      Metropolitan Life Separate Account E
        Independent Auditors' Report

      Financial Statements for the Years Ended December 31, 2002 and 2003
         Statements of Assets and Liabilities
         Statements of Operations
         Statements of Changes in Net Assets
         Notes to Financial Statements

      Metropolitan Life Insurance Company
        Independent Auditors' Report

      Financial Statements for the Years Ended December 31, 2003, 2002 and 2001
         Consolidated Balance Sheets
         Consolidated Statements of Income
         Consolidated Statements of Cash Flow
         Consolidated Statements of Equity
         Notes to Consolidated Financial Statements

     These statements are incorporated by reference and the Auditor's Consent is
Exhibit 10 to this Registration Statement.

  (b) EXHIBITS

     (1)                --   Resolution of the Board of Directors of
                             Metropolitan Life establishing Separate
                             Account E.(2)
     (2)                --   Not applicable.
     (3) (a)            --   Not applicable.
         (b)            --   Form of Metropolitan Life Insurance
                             Company Sales Agreement.(14)
         (c)            --   Participation Agreement--Calvert.(5)
         (d)            --   Participation Agreements--Fidelity
                             Distributors Corp.(5)
         (d)(i)         --   Supplemental Agreements--Fidelity(6)
         (e)            --   Participation Agreement--New England
                             Zenith Fund(10)
         (f)            --   Participation Agreement--American Funds
                             Insurance Series(11)
         (g)            --   Participation Agreement--Met Investors
                             Series Trust(12)
     (4) (a)            --   Amended Form of IRC Section 401 Group
                             Annuity Contract (VestMet).(5)
         (a)(i)         --   Form of IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Version
                             2).(5)
         (a)(ii)        --   Form of IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Allocated
                             and Unallocated).(5)
         (a)(iii)       --   Form IRC Section 401 Individual Annuity
                             Contract (Preference Plus).(5)
         (a)(iv)        --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Oregon).(2)
         (a)(v)         --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus)
                             (Allocated).(4)
         (a)(vi)        --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Allocated)
                             (New York).(4)
         (a)(vii)       --   Form of Certificate under IRC Section
                             401 Group Annuity Contract (Preference
                             Plus) (New York).(4)
         (b)            --   Amended Form of IRC Section 403(b) Group
                             Annuity Contract (VestMet).(5)

         (b)(i)         --   Amended Form of IRC Section 403(b) Group
                             Annuity Contract (Preference Plus).(5)
         (b)(i)(A)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom-LIJ).(5)
         (b)(i)(B)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Enhanced Preference Plus
                             Contract-Montefiore Medical Center,
                             Maimonides Medical Center, The Mount
                             Sinai Hospital).(2)
         (b)(i)(C)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom Account)
                             (New Jersey-ABP).(4)
         (b)(i)(D)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom Account)
                             (Texas-ORP).(4)
         (b)(i)(E)      --   Form of IRC Section 403(b) Individual
                             Annuity Contract (Preference Plus)
                             (Oregon).(4)
         (b)(ii)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (VestMet).(5)
         (b)(iii)       --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus) (Version 2).(5)
         (b)(iii)(A)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus) (Versions 1 and 2).(5)
         (b)(iii)(B)    --   Amended Form of Certificate under IRC
                             Section 403(b) Group Annuity Contract
                             (Preference Plus) (New York).(5)
         (b)(iii)(C)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account).(5)
         (b)(iii)(D)    --   Forms of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus--Enhanced TSA
                             Preference Plus Contract).(5)
         (b)(iii)(E)    --   Amended Form of Certificate under IRC
                             Section 403(b) Group Annuity Contract
                             (Preference Plus).(5)
         (b)(iii)(F)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Chapman).(5)
         (b)(iii)(G)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus, Enhanced Preference
                             Plus, Financial Freedom) (Oregon).(2)
         (b)(iii)(H)    --   Form of Endorsement under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus).(2)
         (b)(iii)(I)    --   Form of Endorsement under Section 403(b)
                             Group Annuity Contract (Preference Plus,
                             Enhanced Preference Plus, Financial
                             Freedom).(2)
         (b)(iv)        --   Form of Texas Rider for Certificate
                             under IRC Section 403(b) Group Annuity
                             Contract (VestMet).(5)
         (b)(v)         --   Form of Texas Endorsement for
                             Certificate under IRC Section 403(b)
                             Group Annuity Contract (Preference
                             Plus).(5)
         (b)(vi)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account) (New Jersey-ABP).(4)
         (b)(vii)       --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Enhanced
                             Preference Plus) (Oregon).(4)
         (b)(viii)      --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom) (Texas-ORP).(4)
         (b)(ix)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account) (Texas-ORP).(4)
         (b)(x)         --   Forms of Endorsement under IRC Section
                             403(b) Group Annuity Contract, 403(a)
                             Group Annuity Contract and Individual
                             Retirement Annuity Contract.(4,5)
         (b)(xi)        --   Forms of Endorsement under IRC Section
                             403(b) Group Annuity Contract.(4,5,8)
         (b)(xii)       --   Forms of Endorsement under IRC Section
                             403(b) for Annuity Contract
                             (VestMet)--Forms R.S.1208 and
                             G.20247-567(7)
         (b)(xiii)      --   Forms of Endorsement under IRC Section
                             408(b) for Flexible Contribution
                             Individual Retirement Annuity
                             (38PP-90(IRA-1), and (G.4333-15, G.4333
                             (IRA/ENH)--Forms R.S.1228 and
                             G.20247-568(7,8)

         (b)(xiv)       --   Form of Endorsement under IRC Section
                             403(b) (G.4333-7)--Form G.20247.563.(7)
         (b)(xv)        --   Form of Endorsement under IRC Section
                             403(b) (G.4333-7, G.4333 (PPA/TSA- 5))--
                             Form G.20247-576 (Mutual Benefit
                             Life).(8)
         (c)            --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (VestMet).(5)
         (c)(i)(A)      --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Preference
                             Plus) (Version 2).(5)
         (c)(i)(B)      --   Amended Form of IRC Section 408
                             Simplified Employee Pension Contract
                             (Preference Plus).(5)
         (c)(i)(C)      --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Preference
                             Plus) (Oregon).(2)
         (c)(i)         --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Illinois,
                             Minnesota) (VestMet).(5)
         (c)(ii)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Michigan)
                             (VestMet).(5)
         (c)(iii)       --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (New York)
                             (VestMet).(5)
         (c)(iv)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (South
                             Carolina) (VestMet).(5)
         (c)(v)         --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Pennsylvania)
                             (VestMet).(5)
         (c)(vi)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Washington)
                             (VestMet).(5)
         (c)(vii)       --   Information Statement concerning IRC
                             Section 408 Simplified Employee Pension
                             Contract (VestMet).(5)
         (d)            --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract
                             (VestMet).(5)
         (d)(i)(A)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus) (Version 2).(5)
         (d)(i)(B)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus).(5)
         (d)(i)(C)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus) (Oregon).(2)
         (d)(i)         --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (d)(ii)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (Michigan) (VestMet).(5)
         (d)(iii)       --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Illinois,
                             Minnesota) (VestMet).(5)
         (d)(iv)        --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Michigan)
                             (VestMet).(5)
         (d)(v)         --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (New York)
                             (VestMet).(5)
         (d)(vi)        --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (South
                             Carolina) (VestMet).(5)
         (d)(vii)       --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract
                             (Pennsylvania) (VestMet).(5)
         (d)(viii)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Washington)
                             (VestMet).(5)
         (d)(ix)        --   Information Statement concerning IRC
                             Section 408 Individual Retirement
                             Annuity Contract (VestMet).(5)
         (d)(x)         --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (d)(xi)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (Michigan) (VestMet).(5)

         (d)(xii)       --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (South Carolina) (VestMet).(5)
         (d)(xiii)      --   Form of Endorsement to IRC Section 408
                             Individual Annuity Contract (Preference
                             Plus).(4)
         (e)            --   Amended Form of IRC Section 408 Group
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (e)(1)         --   Form of IRC Section 408 Group Individual
                             Retirement Annuity Contract (Preference
                             Plus).(5)
         (e)(i)         --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (VestMet).(5)
         (e)(i)(A)      --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Preference Plus).(5)
         (e)(i)(B)      --   Forms of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Enhanced).(2,5)
         (e)(i)(C)      --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Oregon).(2)
         (e)(i)(D)      --   Form of Endorsement to IRC Section 408
                             Group Individual Retirement Annuity
                             Contract (G.4333.15).(8)
         (f)            --   Amended Form of IRC Section 457 Group
                             Annuity Contract for Public Employee
                             Deferred Compensation Plans
                             (VestMet).(5)
         (f)(i)         --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Preference Plus)
                             (Version 2).(5)
         (f)(ii)        --   Amended Form of IRC Section 457 Group
                             Annuity Contract for Public Employee
                             Deferred Compensation Plans (Preference
                             Plus).(5)
         (f)(iii)       --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Enhanced Preference
                             Plus).(5)
         (f)(iv)        --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Financial
                             Freedom).(5)
         (f)(v)         --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Enhanced Preference
                             Plus).(4)
         (f)(vi)        --   Form of Endorsement under IRC Section
                             457(b) for Public Employee Deferred
                             Compensation Plans (G.3068) (Preference
                             Plus)--Form G.7812-45.(7)
         (g)            --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             which Converts Contract into
                             Non-Qualified Status (VestMet).(5)
         (g)(1)         --   Form of Non-Qualified Contract
                             (Preference Plus) (Version 2).(5)
         (g)(i)(A)      --   Amended Form of Non-Qualified Contract
                             (Preference Plus).(5)
         (g)(i)(B)      --   Form of Non-Qualified Contract
                             (Preference Plus) (Oregon).(2)
         (g)(i)         --   Information Statement concerning IRC
                             Section 408 Individual Retirement
                             Annuity Contract with Non-Qualified
                             Endorsement (VestMet).(5)
         (g)(ii)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             with Non-Qualified Endorsement
                             (Michigan) (VestMet).(5)
         (g)(iii)       --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             with Non-Qualified Endorsement (South
                             Carolina) (VestMet).(5)
         (g)(iv)        --   Form of Endorsement to Group Annuity
                             Contract.(5)
         (h)            --   Amended Form of Non-Qualified Group
                             Contract (VestMet).(5)
         (h)(1)         --   Form of Non-Qualified Group Contract
                             (Preference Plus).(5)
         (h)(i)         --   Form of Certificate under Non-Qualified
                             Group Contract (VestMet).(5)
         (h)(i)(A)      --   Forms of Certificate under Non-Qualified
                             Group Contract (Preference Plus).(5)
         (h)(i)(A)(i)   --   Form of Certificate under Non-Qualified
                             Group Contract (Preference Plus-Enhanced
                             Contract; Enhanced Preference Plus).(2)

         (h)(i)(A)(ii)  --   Form of Certificate under Non-Qualified
                             Group Contract (Preference Plus-Enhanced
                             Contract; Enhanced Preference Plus)
                             (Oregon).(2)
         (h)(i)(B)      --   Form of Non-Qualified Group Contract
                             (Preference Plus).(5)
         (h)(i)(C)      --   Form of Non-Qualified Group Contract
                             (Enhanced Preference Plus).(5)
         (h)(i)(D)      --   Form of Endorsement Concerning Nursing
                             Home or Terminal Illness.(2)
         (h)(i)(E)      --   Form of Endorsement for death claim
                             settlement for MT-(37PP-90(NQ-1),
                             (38PP-90(IRA-)--Form R.S. 1234MT1998.(7)
         (h)(i)(F)      --   Form of Non-Qualified Group Contract
                             (Financial Freedom Account)
                             Form--G.3043.(7)
         (i)            --   Endorsement with respect to Individual
                             IRA and Individual Non-Qualified
                             Contract concerning Death Benefit
                             Provisions (VestMet).(5)
         (j)            --   Specimen of variable retirement annuity
                             contract for Metropolitan Variable
                             Account B.(5)
         (k)            --   Proposed Form of Metropolitan Investment
                             Annuity Program, Form 37-74 MIAP for
                             Metropolitan Life Variable Account C.(5)
         (l)            --   Proposed Form of Metropolitan Investment
                             Annuity Program, Form 37-74 MIAP for
                             Metropolitan Life Variable Account D.(5)
         (m)            --   Specimen of Flexible-Purchase Variable
                             Annuity Contract for Metropolitan
                             Variable Account A.(1)
         (n)            --   Specimen of Variable Annuity Contract,
                             Forms 37TV-65 and 20SV-65 for
                             Metropolitan Variable Account B.(5)
         (o)            --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract
                             (Preference Plus).(5)
         (o)(i)         --   Forms of Certificate under IRC Section
                             403(a) Group Annuity Contract (Financial
                             Freedom).(5)
         (o)(ii)        --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract (South
                             Carolina).(5)
         (o)(iii)       --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract (SUNY).(5)
         (o)(iv)        --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract
                             (Oregon).(2)
         (p)            --   Form of Single Premium Immediate Income
                             Payment Contract (Preference Plus).(5)
         (q)            --   Form of Single Premium Immediate Income
                             Payment Certificate (Enhanced Preference
                             Plus and Financial Freedom).(5)
         (r)            --   Endorsements for Single Premium
                             Immediate Income Payment Contract.(5)
         (r)(i)         --   Form of Endorsement for Single Premium
                             Immediate Income Payment Contract
                             (G.4333(VARPAY)--Form G.20247-560.(7)
         (r)(ii)        --   Form of Endorsement for Single Premium
                             Immediate Income Payment Contract (PSC
                             93-05A) for unlimited transfers.(8)
         (s)            --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA.(6)
         (s)(i)         --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA (Minnesota).(6)
         (s)(ii)        --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA (New Jersey).(6)
         (s)(iii)       --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA.(6)
         (s)(iv)        --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA (Minnesota).(6)
         (s)(v)         --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA (New Jersey).(6)
         (s)(vi)(A)     --   ROTH IRA Endorsements. Forms: R.S. 1233,
                             R.S. 1233OR, R.S. 1233TX(2000).(9)
         (s)(vi)(B)     --   ROTH IRA Amendments. Forms: R.S. 1238,
                             R.S. 1238OR, R.S. 1238TX(2000).(9)

           (t)                  --    Form of Group Annuity Contract and
                                      Amendment under IRC Section
                                      415(m)--Forms G. 3043A and G. 3043A-1
                                      (Financial Freedom Account).(6)
           (u)                  --    Form of Endorsement with respect to
                                      Waiver of Administrative Fee--Form R.S.
                                      1206.(6)
           (v)                  --    Forms of Endorsement with respect to
                                      exchange from Growth Plus Account to the
                                      Preference Plus Account--Form RSC
                                      E31910-2.(6)
           (w)                  --    Forms of Endorsement with respect to
                                      Enhanced 10% corridor (37PP-90(NQ-1),
                                      38PP-90 (IRA-1) NQ/IRA, NJ PPA and
                                      (PSC94-05)--Forms R.S. 1222, R.S.
                                      1222N.J., R.S. 1232 and G. 20247-573.(7)
           (x)                  --    Forms of Endorsement with respect to
                                      Fund Expansion (38PP-90(NQ-1),
                                      (38PP-90(IRA-1), TSA/403(a), PPI
                                      immediate (PSC 93-05A)--Forms R.S. 1230
                                      (11/98), G. 20247-572 and R.S. 1231
                                      (11/98)(7,8)
           (x)(i)(A)            --    Endorsement Regarding Availability of
                                      additional Investment Divisions on July
                                      5, 2000 (R.S. 1241).(9)
           (x)(i)(B)            --    Contract Endorsement (for NJ Alternate
                                      Benefit Plan) (G. 7812-56).(9)
           (x)(i)(C)            --    Certificate Endorsement (for NJ
                                      Alternate Benefit Plan) (G.
                                      20247-578).(9)
           (y)                  --    Forms of Endorsement with respect to
                                      Exchange (37PP-90(NQ-1), 38PP-90(IRA-1)
                                      and (G.4333-7)--Forms E31910-3 and
                                      G.7812-38-1.(7)
           (z)                  --    Forms of Endorsement for SIMPLE IRA
                                      (G.4333-15) and (G.4333-15+RSC
                                      96-37)--Forms RSC 96-37 and R.S.
                                      1209.(7)
           (a)(a)               --    Forms of demutualization
                                      endorsements.(8)
           (b)(b)               --    Replacement Endorsements for Systematic
                                      Withdrawal Program Forms: PSC 94-15 NJ
                                      (8/2000), PSC 94-15 MN (8/2000).(9)
           (b)(b)(i)            --    Replacement Endorsements for Systematic
                                      Withdrawal Program FL, NY, VT forms: PSC
                                      94-16 (8/2000), PSC 94-15 (8/2000).(9)
           (c)(c)               --    Form of Single Premium Variable
                                      Immediate Income Annuity Certificate
                                      (Group Version)(G. 4333-28).(14)
           (c)(c)(i)            --    Single Premium Variable Immediate Income
                                      Annuity Non-Qualified Tax
                                      Endorsement.(14)
           (c)(c)(ii)           --    Single Premium Variable Immediate Income
                                      Annuity SIMPLE/IRA Tax Endorsement.(14)
           (c)(c)(iii)          --    Single Premium Variable Immediate Income
                                      Annuity Traditional IRA/SEP Tax
                                      Endorsement.(14)
           (c)(c)(iv)           --    Single Premium Variable Immediate Income
                                      Annuity 403(b) Tax Disclosure
                                      Statement.(14)
           (c)(c)(v)            --    Single Premium Variable Immediate Income
                                      Annuity 457(b) Tax Disclosure
                                      Statement.(14)
           (c)(c)(vi)           --    Single Premium Variable Immediate Income
                                      Annuity 401(a)/401(k)/ Keogh Tax
                                      Disclosure Statement.(14)
           (c)(c)(vii)          --    Single Premium Variable Immediate Income
                                      Annuity 403(a) Tax Disclosure
                                      Statement.(14)
           (d)(d)               --    Form of Single Premium Variable
                                      Immediate Income Annuity Certificate
                                      (Individual Version)(15)
           (e)(e)               --    Form of Individual Single Premium
                                      Immediate Variable Income Annuity
                                      Contract Nonparticipating Form
                                      PPS(07/01)(16)
           (5)(a)               --    Participation Request and Agreement for
                                      the IRC Section 401 Group Annuity
                                      Contract.(5)
           (b)                  --    Enrollment Form with respect to the IRC
                                      Section 401 Group Annuity Contract.(5)
           (b)(i)               --    Enrollment Form with respect to the IRC
                                      Section 401 Group Annuity Contract
                                      (Preference Plus) (Allocated).(5)
           (c)                  --    Participation Request and Agreement for
                                      the IRC Section 403(b) Group Annuity
                                      Contract.(5)
           (c)(i)               --    Participation Request and Agreement for
                                      the IRC Section 403(b) Group Annuity
                                      Contract (Direct Mail Form).(5)
           (d)                  --    Enrollment Form with respect to the IRC
                                      Section 403(b) Group Contract and the
                                      IRC Section 457 Group Annuity
                                      Contract.(2)

         (d)(i)         --   403(b) Tax Deferred Annuity Customer Agreement Acknowledgement.(5)
         (d)(ii)        --   Enrollment Form with respect to the IRC Section 403(b) Group
                             Annuity Contract (Enhanced Preference Plus TSA).(5)
         (d)(iii)       --   Enrollment Form with respect to the IRC Section 403(b) Group
                             Annuity Contract (FFA-TSA).(5)
         (e)            --   Enrollment Form with respect to the IRC Section 403(b) Group
                             Annuity Contract and the IRC Section 457 Group Annuity
                             Contract.(5)
         (f)            --   Application for an IRC Section 408 Simplified Employee Pension,
                             IRA and Non-Qualified Deferred Annuities (Preference Plus).(2)
         (f)(i)         --   Application for Individual IRA and Non-Qualified Contract (Direct
                             Mail Form).(3)
         (g)            --   Employer Adoption Request Form.(5)
         (g)(i)         --   Employer Utilization Request Form.(5)
         (g)(ii)        --   Enrollment Form for IRC Section 408 Group Individual Retirement
                             Account Contract and Non-Qualified Group Contract.(5)
         (g)(iii)       --   Funding Authorization and Agreement.(5)
         (g)(iv)        --   Funding Authorization and Agreement (SEP).(5)
         (h)(i)         --   Enrollment Form for IRC Section 408 Individual Retirement Annuity,
                             IRC Section 408(k) Simplified Employee Pension and Non-Qualified
                             Income Annuity Contract.(5)
         (h)(ii)        --   Enrollment Form for IRC Sections 403(b), 403(a) and 457 Group
                             Income Annuity Contract.(5)
         (h)(iii)       --   Enrollment Form for Group IRA Rollover Annuity (Preference
                             Plus-Enhanced Contract).(2)
         (h)(iv)        --   Enrollment Form for Group Non-Qualified Supplemental Savings
                             (Preference Plus-Enhanced Contract).(2)
         (i)            --   Application for Variable Annuity (Preference Plus(R) Account)
                             TSA/IRC Section 457(b) Deferred Compensation/IRC Section 403(a)
                             for form G.4333-7 FORM--038-PPA-TSA/PEDC (0998).(7)
         (i)(i)         --   Application for Variable Annuity (Preference Plus(R) Account) for
                             37PP-90 (NQ-1), 38PP-90 (IRA-1) FORM--038-PPA-IRA/SEP/NQ
                             (0998).(7)
         (i)(ii)        --   Application for the Preference Plus(R) Income Annuity for RSC
                             93-05A FORM--RSCINCAPNQIRASEP (10/98).(7)
         (i)(iii)       --   Application for Variable Annuity Enhanced Preference Plus(R)
                             Account for MetLife Employees for forms G.4333-14, G.4333-15
                             Form--038MEGPPAIRA/NQ(10/98).(7)
         (i)(iv)        --   Application Preference Plus Account.(8)
         (j)            --   Variable Annuity Application for Non-Qualified IRA and SEP
                             contracts (038-PPA (07/2000)-A)(9)
         (j)(i)         --   Variable Annuity Application for TSA and 403(a) contracts (038-PPA
                             (07/2000)-B)(9)
         (j)(ii)        --   ROTH Individual Retirement Annuity Endorsement--Form ML-446.2
                             (9/02).(13)
         (j)(iii)       --   401(a)/403(a) Plan Endorsement. Form ML-401.2 (9/02).(13)
         (j)(iv)        --   Individual Retirement Annuity Endorsement. Form: ML-408.2
                             (9/02).(13)
         (j)(v)         --   SIMPLE Individual Retirement Annuity Endorsement. Form: ML-439.1
                             (9/02).(13)
         (j)(vi)        --   Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02).(13)
         (k)(i)         --   Application Form for Single Premium Variable Immediate Income
                             Annuity (Group Version).(14)
         (k)(ii)        --   Application Form for Single Premium Variable Immediate Income
                             Annuity Preference Plus(SM) Income Advantage (Individual
                             Version).(16)
     (6)                --   Restated Charter and By-Laws of Metropolitan Life Insurance
                             Company.(12)
     (7)                --   Not applicable.
     (8)                --   Not applicable.
     (9)                --   Opinion and consent of counsel as to the legality of the
                             securities being registered.(5,16)

     (10)                       --    Consent of Deloitte & Touche(18)
     (11)                       --    Not applicable.
     (12)                       --    Not applicable.
     (13)  (a)                  --    Powers of Attorney.(4,14,16,17)


---------------
 1. Previously filed with the initial filing of the Registration Statement of Metropolitan Variable Account A of Metropolitan Life Insurance Company on May 28, 1969.

 2. Filed with Post-Effective Amendment No. 19 to this Registration Statement on Form N-4 on February 27, 1996.

 3. Filed with Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 on April 1, 1988.

 4. Filed with Post-Effective Amendment No. 21 to this Registration Statement on Form N-4 on February 28, 1997.

 5. Filed with Post-Effective Amendment No. 22 to this Registration Statement on Form N-4 on April 30, 1997.

 6. Filed with Post-Effective Amendment No. 23 to this Registration Statement on Form N-4 on April 3, 1998.

 7. Filed with Post-Effective Amendment No. 24 to this Registration Statement on Form N-4 on January 12, 1999.

 8. Filed with Post-Effective Amendment No. 26 to this Registration Statement on Form N-4 on April 6, 2000.

 9. Filed with Post-Effective Amendment No. 27 to this Registration Statement on Form N-4 on April 3, 2001.

10. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.

11. Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-52366 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.

12. Filed with Registration Statement No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.

13. Filed with Post-Effective Amendment No. 29 to this Registration Statement on Form N-4 on April 10, 2003.

14. Filed with Post-Effective Amendment No. 30 to this Registration Statement on Form N-4 on October 22, 2003.


15. Filed with Post-Effective Amendment No. 31 to this Registration Statement on Form N-4 on February 9, 2004.



16.  Filed herewith.



17. Power of Attorney for John M. Keene, William J. Wheeler and Joseph J. Prochaska filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-69320 for Metropolitan Life Separate Account E on Form N-4 on February 5, 2004. As incorporated herein by reference.



18.  To be filed by amendment.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.


                                                     PRINCIPAL OCCUPATION &                  POSITIONS AND OFFICES
                 NAME                                   BUSINESS ADDRESS                         WITH DEPOSITOR
                 ----                                ----------------------                  ---------------------
Robert H. Benmosche....................  Chairman of the Board, President and Chief        Chairman, President, Chief
                                         Executive Officer,                                Executive Officer and
                                         MetLife, Inc. and Metropolitan Life Insurance     Director
                                         Company,
                                         One Madison Avenue,
                                         New York, NY 10010.
Curtis H. Barnette.....................  Chairman Emeritus,                                Director
                                         Bethlehem Steel Corporation,
                                         1170 Eighth Avenue,
                                         Martin Tower 101,
                                         Bethlehem, PA 18016-7699.
John C. Danforth.......................  Partner,                                          Director
                                         Bryan Cave LLP,
                                         One Metropolitan Square,
                                         211 North Broadway,
                                         Suite 3600,
                                         St. Louis, MO 63102.
Burton A. Dole, Jr. ...................  Retired Chairman,                                 Director
                                         Nellcor Puritan Bennett, Inc.,
                                         P.O. Box 208,
                                         Pauma Valley, CA 92061.
Cheryl W. Grise........................  President, Utility Group,                         Director
                                         Northeast Utilities Services Company,
                                         P.O. Box 270,
                                         Hartford, CT 06141.
James R. Houghton......................  Chairman of the Board Emeritus                    Director
                                         Corning Incorporated,
                                         One Riverfront Plaza,
                                         MP HQE2-6,
                                         Corning, NY 14831
Harry P. Kamen.........................  Retired Chairman and Chief Executive Officer,     Director
                                         Metropolitan Life Insurance Company,
                                         200 Park Avenue, Suite 5700,
                                         New York, NY 10166.
Helene L. Kaplan.......................  Of Counsel, Skadden, Arps, Slate, Meagher &       Director
                                         Flom, LLP,
                                         Four Times Square,
                                         New York, NY 10036.
John M. Keane..........................  General (Retired),                                Director
                                         United States Army,
                                         2200 Wilson Blvd.,
                                         Suite 102-542,
                                         Arlington, VA 22201-3324
Charles M. Leighton....................  Retired Chairman of the Board and Chief           Director
                                         Executive Officer,
                                         CML Group, Inc.,
                                         51 Vaughn Hill Road,
                                         Bolton, MA 01740.
Sylvia M. Mathews......................  Chief Operating Officer and Executive             Director
                                         Director,
                                         The Bill & Melinda Gates Foundation,
                                         1551 Eastlake Avenue East,
                                         Seattle, WA 98102.
Stewart G. Nagler......................  Vice Chairman of the Board,                       Vice Chairman and Director
                                         MetLife, Inc. and Metropolitan Life Insurance
                                         Company,
                                         One Madison Avenue,
                                         New York, NY 10010.

                                                     PRINCIPAL OCCUPATION &                  POSITIONS AND OFFICES
                 NAME                                   BUSINESS ADDRESS                         WITH DEPOSITOR
                 ----                                ----------------------                  ---------------------
John J. Phelan, Jr. ...................  Former Chairman and Chief Executive Officer,      Director
                                         New York Stock Exchange,
                                         108 Forest Avenue,
                                         Locust Valley, NY 11560.
Hugh B. Price..........................  Of Counsel                                        Director
                                         Piper Rudnick LLP,
                                         1251 Avenue of the Americas,
                                         New York, NY 10020
Kenton J. Sicchitano...................  Retired Global Managing Partner,                  Director
                                         PricewaterhouseCoopers,
                                         101 Jericho Road,
                                         Weston, MA 02493
William C. Steere, Jr. ................  Retired Chairman of the Board,                    Director
                                         Pfizer Inc.,
                                         235 East 42nd Street,
                                         New York, NY 10016.


     Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

                    NAME OF OFFICER                                     POSITION WITH METROPOLITAN LIFE
                    ---------------                                     -------------------------------
Robert H. Benmosche.....................................  Chairman, Chief Executive Officer and Director
Stewart G. Nagler.......................................  Vice-Chairman and Director
C. Robert Henrikson.....................................  President, U.S. Insurance and Financial Services
William J. Toppeta......................................  President, International
Catherine A. Rein.......................................  Senior Executive Vice-President; President and Chief
                                                          Executive Officer of MetLife Auto and Home
Lisa M. Weber...........................................  Senior Executive Vice-President, Chief Administrative
                                                          Officer
James L. Lipscomb.......................................  Executive Vice-President and General Counsel
Daniel J. Cavanagh......................................  Executive Vice-President
Jeffrey J. Hodgman......................................  Executive Vice President
Leland C. Launer, Jr. ..................................  Executive Vice President and Chief Investment Officer
Judy E. Weiss...........................................  Executive Vice-President
William J. Wheeler......................................  Executive Vice President and Chief Financial Officer
Joseph J. Prochaska.....................................  Senior Vice President, Financial Operations and Chief
                                                          Accounting Officer
Joseph A. Reali.........................................  Senior Vice-President and Tax Director
John E. Welch...........................................  Senior Vice-President and General Auditor
Anthony Williamson......................................  Senior Vice-President and Treasurer
Gwenn L. Carr...........................................  Vice-President and Secretary
Timothy Journy..........................................  Vice President and Controller

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2003

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2003. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Insurance and Annuity Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Insurance and Annuity Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

I.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

      1.    Jefferson Pilot Omega Seguros de Vida S.A. (Uruguay)

J.    MetLife Securities, Inc. (DE)

K.    MetLife General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of North Carolina, Inc. (DE)

      2.    MetLife General Insurance Agency of Texas, Inc. (DE)

      3.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

L.    Metropolitan Property and Casualty Insurance Company

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

M.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

      3.    MetLife Investors Insurance Company (MO)

            a)    MetLife Investors Insurance Company of California (CA)

            b)    First MetLife Investors Insurance Company (NY)

N.    Metropolitan Tower Life Insurance Company (DE)

O.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates-Arizona, Inc. (AZ)

      2.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

P.    Walnut Street Securities, Inc. (MO)

      1.    WSS Insurance Agency of Massachusetts, Inc. (MA)

      2.    Walnut Street Advisers, Inc. (MO)

      3.    WSS Insurance Agency of Nevada, Inc. (NV)

Q.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (DE)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

R.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Iberia, S.A. (Spain)

            a)    Seguros Genesis S.A. (Spain)

            b) Genesis Seguros Generales, Sociedad Anonima de Seguros y Reaseguros (Spain) 99.99969% is owned by Metlife Iberia, S.A. and 0.00031% is owned by Metlife International Holdings, Inc.

      2.    Natiloportem Holdings, Inc. (DE)

            a) Metropolitan Life Insurance Services Limited (United Kingdom)- 50% of the shares of Metropolitan Life Insurance Services Limited are held by Natiloportem Holdings, Inc.

            b)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

            c) European Marketing Services S.r.l. (Italy)- 95% of the shares of European Marketing Services S.r.l are held by Natiloportem Holdings, Inc. and 5% are held by MetLife International Holdings, Inc.

      3. MetLife India Insurance Company Private Limited (India)-26% of the shares of MetLife India Insurance Company Private Limited is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99841% is owned by Metlife International Holdings, Inc. and 0.00159% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina) - 99.9999% is owned by MetLife International Holdings, Inc. and 0.0001% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares are held by Metropolitan Seguros de Retiro S.A.

      7. MetLife Services Company Czechia, s.r.o. (Czech Republic)- 10% of the shares of MetLife Services Company Czechia, s.r.o. is owned by Natiloportem Holdings, Inc. and 90% of the shares are held by MetLife International Holdings, Inc.

      8.    MetLife Insurance Company of Korea Limited (South Korea)

      9. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil) - 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

S.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC

      13.   One Madison Merchandising L.L.C. (CT)

      14.   Transmountain Land & Livestock Company (MT)

      15.   MetPark Funding, Inc. (DE)

      16.   HPZ Assets LLC (DE)

      17.   MetDent, Inc. (DE)

      18.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      19.   Metropolitan Tower Realty Company, Inc. (DE)

      20. P.T. MetLife Sejahtera (Indonesia)-94.3% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      21.   Metropolitan Life Holdings Netherlands BV (Netherlands)

      22.   MetLife (India) Private Ltd. (India)

      23.   Metropolitan Marine Way Investments Limited (Canada)

      24. MetLife Central European Services Spolka z organiczona odpowiedzialmoscia (Poland)

      25.   MetLife Investments Ireland Limited (Ireland)

      26.   MetLife Private Equity Holdings, LLC (DE)

      27.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

                  (1)   Coating Technologies International, Inc. (DE)

      28.   Metropolitan Realty Management, Inc. (DE)

            a)    Cross & Brown Company (NY)

                  (1)   CBNJ, Inc. (NJ)

      29.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      30.   MetLife Holdings, Inc.

            a)    MetLife Credit Corp.

            b)    MetLife Funding, Inc.

      31. SSRM Holdings, Inc. (DE) - Employees of State Street Research & Mangement Company owned a total of 59,616 restricted shares and options for an additional 197,897 restricted shares of common stock of SSRM Holdings, Inc.

            a)    State Street Research & Management Company (DE)

                  (1)   State Street Research Investment Services, Inc. (MA)

            b)    SSR Realty Advisors, Inc. (DE)

                  (1)   Metric Management, Inc. (DE)

                  (2)   Metric Assignor, Inc. (CA)

                  (3)   SSR AV, Inc. (DE)

                  (4)   Metric Capital Corporation (CA)

                  (5)   SSR Development Partners LLC (DE)

                  (6)   Metric Property Management, Inc. (DE)

                  (7)   SSR AVF III LLC

      32.   Bond Trust Account A

      33.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE) - 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      34.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c) New England Financial Distributors LLC (DE) - 79.29% is held by New England Life Insurance Company

            d)    Newbury Insurance Company, Limited (Bermuda)

            e)    New England Pension and Annuity Company (DE)

            f)    Omega Reinsurance Corporation (AZ)

      35.   GenAmerica Financial Corporation (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Distributors, Inc. (MO)

            c)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2) GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation is owned by General American Life Insurance Company.

                  (3)   Krisman, Inc. (MO)

                  (4)   White Oak Royalty Company (OK)

                  (5)   Equity Intermediary Company (MO)

                        (a) Reinsurance Group of America, Incorporated (MO)- 51.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company.

                              (i)   Reinsurance Company of Missouri,
                                    Incorporated (MO)

                                    (A)   RGA Reinsurance Company (MO)

                                          (aa)  Fairfield Management Group,
                                                Inc. (MO)

                                                (a.1) Reinsurance Partners,
                                                      Inc. (MO)

                                                (a.2) Great Rivers Reinsurance
                                                      Management, Inc. (MO)

                                                (a.3) RGA (U.K.) Underwriting
                                                      Agency Limited (United
                                                      Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Capital Trust I (DE)

                              (v)   RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (vi) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vii) RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (viii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                               (ix)  RGA Holdings Limited (U.K) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (x) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (xi)  RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xii) General American Argentina Seguros de Vida,
                                    S.A. (Argentina)

                              (xiii) RGA Argentina S.A. (Argentina)

                              (xiv) Regal Atlantic Company (Bermuda) Ltd.
                                    (Bermuda)

                              (xv)  Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xvi)  RGA Technology Partners, Inc. (MO)

                              (xvii) RGA International Reinsurance Company
                                     (Ireland)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

4) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

5) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.


NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.  NUMBER OF CONTRACTOWNERS.

     As of February 29, 2004:


                                                              NUMBER OF
                       TITLE OF CLASS                          HOLDERS
                       --------------                         ---------
Contract holders
  Qualified.................................................   635,547
  Non-Qualified.............................................   174,525


ITEM 28.  INDEMNIFICATION

    UNDERTAKING PURSUANT TO RULE 484(b)(1) UNDER THE SECURITIES ACT OF 1933

     MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. maintains a directors' and officers' liability policy with a limit of $300 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc., are also covered under the Financial Institutions Bond as well as under the directors' and officers' policy. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) The principal underwriter of the registrant is Metropolitan Life Insurance Company. Metropolitan Life Insurance Company acts in the following capacities with respect to the following investment companies:

       Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account UL (principal underwriter) Metropolitan Series Fund, Inc. (principal underwriter and investment adviser)
       The New England Variable Account (depositor)
       New England Variable Annuity Fund I (depositor)

     (b) See response to Item 25 above.

     (c)


                     (1)                                            (2)
        NAME OF PRINCIPAL UNDERWRITER            NET UNDERWRITING DISCOUNTS AND COMMISSIONS
---------------------------------------------- ----------------------------------------------
     Metropolitan Life Insurance Company                            N/A
                     (3)                                            (4)
 COMPENSATION ON REDEMPTION OR ANNUITIZATION               BROKERAGE COMMISSIONS
---------------------------------------------- ----------------------------------------------
    $19,954,062 (early withdrawal charge)                           N/A
                     (5)
                 COMPENSATION
----------------------------------------------
  $121,726,181.99 (Separate Account charge)

ITEM 30.  LOCATION OF ACCOUNT AND RECORDS.

Metropolitan Life Insurance Company
One Madison Avenue
New York, N.Y. 10010

ITEM 31.  MANAGEMENT SERVICES.

     Not Applicable

ITEM 32.  UNDERTAKINGS.

     (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

     (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a)-(d) of Rule 6c-7 have been complied with.

     (e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-(4) of such letter.

     (f) Metropolitan Life Insurance Company represents that the fees and charges deducted under the annuities described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the annuities.

                                   SIGNATURES


     AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES RULE 485(B) FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT AND HAS CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF NEW YORK, AND STATE OF NEW YORK ON THIS 20TH DAY OF APRIL, 2004.

                                         METROPOLITAN LIFE SEPARATE ACCOUNT E
                                                     (Registrant)

                                          METROPOLITAN LIFE INSURANCE COMPANY
                                                      (Depositor)

                                       by:      /s/ JAMES L. LIPSCOMB
                                         ---------------------------------------
                                                   (James L. Lipscomb)
                                                Executive Vice President
                                                   and General Counsel

                                          METROPOLITAN LIFE INSURANCE COMPANY
                                                      (Depositor)

                                       by:      /s/ JAMES L. LIPSCOMB
                                         ---------------------------------------
                                                   (James L. Lipscomb)
                                                Executive Vice President
                                                   and General Counsel

                                   SIGNATURES

     AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


                      SIGNATURE                                             TITLE                              DATE
                      ---------                                             -----                              ----

                          *                              Chairman, President, Chief Executive Officer
-----------------------------------------------------    and Director
                 Robert H. Benmosche

                                                         Executive Vice President and Chief
-----------------------------------------------------    Investment Officer
                Leland C. Launer, Jr.

                          *                              Vice Chairman and Director
-----------------------------------------------------
                  Stewart G. Nagler

                          *                              Senior Vice President and Chief Accounting
-----------------------------------------------------    Officer (Principal Financial Officer)
              Joseph J. Prochaska, Jr.

                          *                              Executive Vice President and Chief Financial
-----------------------------------------------------    Officer
                 William J. Wheeler

                          *                              Vice President and Controller
-----------------------------------------------------
                  Timothy L. Journy

                          *                              Director
-----------------------------------------------------
                 Curtis H. Barnette

                          *                              Director
-----------------------------------------------------
                  John C. Danforth

                          *                              Director
-----------------------------------------------------
                 Burton A. Dole, Jr.

                                                         Director
-----------------------------------------------------
                   Cheryl W. Grise

                          *                              Director
-----------------------------------------------------
                  James R. Houghton

                          *                              Director
-----------------------------------------------------
                   Harry P. Kamen

                          *                              Director
-----------------------------------------------------
                  Helene L. Kaplan

                          *                              Director
-----------------------------------------------------
                    John M. Keane

                          *                              Director
-----------------------------------------------------
                 Charles M. Leighton

                          *                              Director
-----------------------------------------------------
                  Sylvia M. Mathews

                          *                              Director
-----------------------------------------------------
                 John J. Phelan, Jr.

                          *                              Director
-----------------------------------------------------
                    Hugh B. Price

                      SIGNATURE                                             TITLE                              DATE
                      ---------                                             -----                              ----

                          *                              Director
-----------------------------------------------------
               William C. Steere, Jr.

                          *                              Director
-----------------------------------------------------
                Kenton J. Sicchitano

             *By: /s/ MYRA L. SAUL, ESQ.                                                                   April 20, 2004
  ------------------------------------------------
                 Myra L. Saul, Esq.
                  Attorney-in-Fact

A. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   DEFERRED AND INCOME ANNUITY CONTRACTS FOR TSA,
   PEDC, KEOGH, 403(a) AND QUALIFIED                   PAGE
 1. Snoopy as MetLife Representative with briefcase    B-PPA first page and
    straightening bow tie                              cover

 2. Charlie Brown on step ladder looking at fold       B-PPA-3 Table of Contents
    out map

 3. Snoopy in suit with pointer                        B-PPA-4 Important Terms
                                                       You Should Know

 4. Lucy reviewing ticker tape coming from machine     B-PPA-13 Accumulation
                                                       Unit Values Tables

 5. Snoopy as MetLife Representative listening to      B-PPA-24 MetLife
    crowd of Woodstocks

 6. Snoopy and Woodstock balanced on seesaw            B-PPA-25 Variable
                                                       Annuities

 7. Snoopy reading menu at restaurant table            B-PPA-26 Your Investment
                                                       Choices

 8. Linus building sand castle                         B-PPA-29 Deferred
                                                       Annuities

 9. The Equity Generator(Service Mark) icon--Safe      B-PPA-30 The Equity
    with arrow pointing to three dimensional graph     Generator

10. The Equalizer(Service Mark) icon--A balancing      B-PPA-30 The Equalizer
    scale

11. The Rebalancer(Service Mark) icon--A pie chart     B-PPA-30 The Rebalancer
    with arrows around circumference

12. The Index Selector(Service Mark) icon--A world     B-PPA-30 The Index
    globe with arrows around it                        Selector

13. The Allocator(Service Mark)--A hourglass with      B-PPA-31 The Allocator
    safe in top portion with arrow to a three
    dimensional chart in the bottom portion

14. Woodstock making calculations on paper with        B-PPA-32 The Value of
    pencil                                             Your Investment

15. Marcie at desk with adding machine reviewing       B-PPA-33 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

16. Charlie Brown struggling to reach into jar of      B-PPA-35 Access to Your
    money                                              Money

17. Snoopy as WWI flying ace dispatching Woodstocks    B-PPA-36 Systematic
    with checks                                        Withdrawal Program
                                                       For TSA Deferred
                                                       Annuities

18. Woodstock with accountant's visor and adding       B-PPA-39 Early Withdrawal
    machine                                            Charges



A. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   DEFERRED AND INCOME ANNUITY CONTRACTS FOR TSA,
   PEDC, KEOGH, 403(a) AND QUALIFIED
   (continued)                                         PAGE
19. Franklin with magnifying glass                     B-PPA-41 When No Early
                                                       Withdrawal Charge Applies

20. Woodstock moving money bag from one pile of        B-PPA-44 When A Different
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

21. Marcia reading paper                               B-PPA-45 Free Look

22. Snoopy floating in innertube with glasses and      B-PPA-47 Income Annuities
    drink

23. Snoopy lounging on beach chair with sunglasses     B-PPA-48 Income Payment
    and drink                                          Types

24. Snoopy with accountant's visor and adding          B-PPA-49 The Value of
    machine                                            Your Income Payments

25. Woodstock moving money bag from one pile of        B-PPA-50 Valuation
    money bags to another

26. Lucy with magnifying glass studying a piece of     B-PPA-54 Free Look
    paper

27. Charlie Brown receiving letter at mail box         B-PPA-55 Confirming
                                                       Transactions

28. Charlie Brown listening on telephone               B-PPA-55 By Telephone
                                                       or Internet

29. "Colonial" Snoopy as town cryer                    B-PPA-57 Advertising
                                                       Performance

30. Snoopy as MetLife Representative shaking paw/      B-PPA-60 Who Sells the
    wing with Woodstock                                Deferred Annuities and
                                                       Income Annuities

33. Piggybank with "Do not open until age 59 1/2"      B-PPA-63 Income Taxes--
    printed on side                                    General

34. Snoopy as "Uncle Sam" presenting a tax bill        B-PPA-65 Income Taxes--
                                                       Withdrawals Before Age
                                                       59 1/2

35. Woodstock flying with check                        B-PPA-67 TSA Annuities--
                                                       Withdrawals

36. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     B-PPA-70 Table of
    Linus and Peppermint Patty                         Contents for the SAI

37. Lucy in her advice box with "TAXES--The Expert     B-PPA-71 Annuity Tax
    is in" printed on it advising Peppermint Patty     Table
    and Sally

B. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   DEFERRED AND INCOME ANNUITY CONTRACTS (THE INCOME
   ANNUITY MAY ALSO BE KNOWN AS METLIFE PERSONAL
   INCOMEPLUS(SM) ANNUITY CONTRACTS) FOR
   NON-QUALIFIED, TRADITIONAL IRA, UNALLOCATED KEOGH
   AND QUALIFIED                                       PAGE

 1. Snoopy as MetLife Representative with briefcase    C-PPA first page and
    straightening bow tie                              cover

 2. Charlie Brown on step ladder looking at fold       C-PPA-3 Table of Contents
    out map

 3. Snoopy in suit with pointer                        C-PPA-4 Important Terms
                                                       You Should Know

 4. Lucy reviewing ticker tape coming from machine     C-PPA-13 Accumulation
                                                       Unit Values Tables

 5. Snoopy as MetLife Representative listening to      C-PPA-34 MetLife
    crowd of Woodstocks

 6. Snoopy and Woodstock balanced on seesaw            C-PPA-35 Variable
                                                       Annuities

 7. Snoopy reading menu at restaurant table            C-PPA-36 Your Investment
                                                       Choices

 8. Linus building sand castle                         C-PPA-39 Deferred
                                                       Annuities

 9. The Equity Generator(Service Mark) icon--Safe      C-PPA-40 The Equity
    with arrow pointing to three dimensional graph     Generator

10. The Equalizer(Service Mark) icon--A balancing      C-PPA-40 The Equalizer
    scale

11. The Rebalancer(Service Mark) icon--A pie chart     C-PPA-40 The Rebalancer
    with arrows around circumference

12. The Index Selector(Service Mark) icon--A world     C-PPA-40 The Index
    globe with arrows around it                        Selector

13. The Allocator(Service Mark)--A hourglass with      C-PPA-41 The Allocator
    safe in top portion with arrow to a three
    dimensional chart in the bottom portion

14. Marcie at desk with adding machine reviewing       C-PPA-43 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

15. Charlie Brown struggling to reach into jar of      C-PPA-45 Access to Your
    money                                              Money

16. Snoopy as WWI flying ace dispatching Woodstocks    C-PPA-45 Systematic
    with checks                                        Withdrawal Program

17. Woodstock with accountant's visor and adding       C-PPA-47 Charges
    machine

B. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   DEFERRED AND INCOME ANNUITY CONTRACTS (THE INCOME
   ANNUITY MAY ALSO BE KNOWN AS METLIFE PERSONAL
   INCOMEPLUS(SM) ANNUITY CONTRACTS) FOR NON-
   QUALIFIED, TRADITIONAL IRA AND UNALLOCATED
   KEOGH AND QUALIFIED (continued)                     PAGE
18. Franklin with magnifying glass                     C-PPA-49 When No Early
                                                       Withdrawal Charge Applies

19. Woodstock moving money bag from one pile of        C-PPA-52 When A Different
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

20. Marcia reading paper                               C-PPA-53 Free Look

21. Snoopy floating in innertube with glasses and      C-PPA-56 Income Annuities
    drink

22. Snoopy lounging on beach chair with sunglasses     C-PPA-58 Income Payment
    and drink                                          Types

23. Woodstock writing out a check                      C-PPA-61 Minimum Purchase
                                                       Payment

24. Woodstock moving money bag from one pile of        C-PPA-64 Reallocation
    money bags to another                              Privilege

25. Lucy with magnifying glass studying a piece of     C-PPA-69 Free Look
    paper

26. Charlie Brown listening on telephone               C-PPA-71 By Telephone
                                                       or Internet

27. "Colonial" Snoopy as town cryer                    C-PPA-73 Valuation -
                                                       Suspension of Payments

28. Snoopy as MetLife Representative shaking paw/      C-PPA-77 Who Sells the
    wing with Woodstock                                Deferred Annuities and
                                                       Income Annuities

29. Piggybank with "Do not open until age 59 1/2"      C-PPA-80 Income Taxes
    printed on side

30. Snoopy as "Uncle Sam" presenting a tax bill        C-PPA-81 Income Taxes--
                                                       Withdrawals Before Age
                                                       59 1/2

31. Woodstock flying with check                        C-PPA-83 Non-Qualified
                                                       Annuities--Partial and
                                                       Full Withdrawals

32. Linus "walking" the hoop with "IRAs" on side       C-PPA-86 Traditional
                                                       IRA Annuities

33. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     C-PPA-95 Table of
    Linus and Peppermint Patty                         Contents for the SAI

34. Lucy in her advice box with "TAXES--The Expert     C-PPA-96 Annuity Tax
    is in" printed on it advising Peppermint Patty     Table
    and Sally

C. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA                                     PAGE
 1. Snoopy as MetLife Representative with briefcase    FFA first page and
    straightening bow tie                              covers

 2. Snoopy as MetLife Representative with briefcase    EPPA first page
    straightening bow tie

 3. Charlie Brown on step ladder looking at fold       FFA-3 Table of Contents
    out map

 4. Snoopy in suit with pointer                        FFA-4 Important Terms You
                                                       Should Know

 5. Lucy reviewing ticker tape coming from machine     FFA-18 Accumulation Unit
                                                       Values Tables For
                                                       Enhanced Preference Plus

 6. Lucy reviewing ticker tape coming from machine     FFA-32 Accumulation Unit
                                                       Values Tables For
                                                       Financial Freedom

 7. Snoopy as MetLife Representative listening to      FFA-46 MetLife
    crowd of Woodstocks

 8. Snoopy and Woodstock balanced on seesaw            FFA-47 Variable
                                                       Annuities

 9. Snoopy reading menu at restaurant table            FFA-49 Your Investment
                                                       Choices

10. Linus building sand castle                         FFA-52 Deferred Annuities

11. The Equity Generator(Service Mark) icon--Safe      FFA-53 The Equity
    with arrow pointing to three dimensional graph     Generator

12. The Equalizer(Service Mark) icon--A balancing      FFA-53 The Equalizer
    scale

13. The Rebalancer(Service Mark) icon--A pie chart     FFA-54 The Rebalancer
    with arrows around circumference

14. The Index Selector(Service Mark) icon--A world     FFA-54 The Index Selector
    globe with arrows around it

15. The Allocator(Service Mark) icon--An hourglass     FFA-54 The Allocator
    with safe in top portion with arrow to a three
    dimensional chart in the bottom portion

16. Woodstock making calculations on paper with        FFA-56 The Value of Your
    pencil                                             Investment

17. Marcie at desk with adding machine reviewing       FFA-56 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

C. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA (continued)                         PAGE
18. Charlie Brown struggling to reach into jar of      FFA-59 Access to
    money                                              Your Money

19. Snoopy as WWI flying ace dispatching Woodstocks    FFA-60 Systematic
    with checks                                        Withdrawal Program for
                                                       Enhanced TSA and IRA and
                                                       Financial Freedom TSA and
                                                       403(a) Deferred Annuities

20. Woodstock with accountant's visor and adding       FFA-63 Charges - Investment -
    machine                                            Related Charge

21. Franklin with magnifying glass                     FFA-65 When No Early
                                                       Withdrawal Charge Applies
                                                       for TSA, 403(a), Non-
                                                       Qualified, PEDC and IRA
                                                       Enhanced Deferred
                                                       Annuities

22. Woodstock moving money bag from one pile of        FFA-67 When A Different
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

23. Marcia reading paper                               FFA-68 Free Look

24. Snoopy floating in innertube with glasses and      FFA-71 Income Annuities
    drink

25. Snoopy lounging on beach chair with sunglasses     FFA-73 Income Payment
    and drink                                          Types

26. Woodstock moving money bag from one pile of        FFA-75 Reallocations
    money bags to another

27. Lucy with magnifying glass studying a piece of     FFA-78 Free Look
    paper

28. Charlie Brown receiving letter at mail box         FFA-79 Confirming
                                                       Transactions

29. Charlie Brown listening on telephone               FFA-79 By Telephone or
                                                       Internet

30. "Colonial" Snoopy as town cryer                    FFA-81 Advertising
                                                       Performance

31. Snoopy as MetLife Representative at booth with     FFA-84 Who Sells the
    "Your MetLife Rep is IN" printed on it holding     Deferred Annuities and
    brochures                                          Income Annuities

C. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA (continued)                         PAGE
32. Piggybank with "Do not open until age 59 1/2"      FFA-88 Income Taxes--
    printed on side                                    General

33. Snoopy as "Uncle Sam" presenting tax bill          FFA-91 Income Taxes--
                                                       Withdrawals Before
                                                       Age 59 1/2 (except
                                                       PEDC)

34. "Corporate" Snoopy making presentation to          FFA-93 Income Taxes--
    boardroom with Franklin, Charlie Brown, Sally,     403(a)
    Lucy, Linus and Peppermint Patty

35. Woodstock flying with check                        FFA-96 Non-Qualified
                                                       Annuities--Partial and
                                                       Full Withdrawals

36. "Corporate" Snoopy with glasses and suspenders     FFA-99 Income Taxes--
                                                       Non-Qualified Annuity for
                                                       SS 457(f) Deferred
                                                       Compensation Plans.


37. Snoopy with accountant's visor and adding          FFA-100 Income Taxes--
    machine                                            Non-Qualified Annuity for
                                                       SS 451 Deferred
                                                       Compensation Plans.

38. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     FFA-103 Table of Contents
    Linus and Peppermint Patty                         for the SAI

39. Lucy in her advice box with "TAXES--The Expert     FFA-104 Premium Tax Table
    is in" printed on it advising Peppermint Patty
    and Sally

D. ILLUSTRATIONS FOR METLIFE PERSONAL INCOMEPLUS(SM)
   ANNUITY CONTRACTS FOR NON-QUALIFIED, TRADITIONAL
   IRA, UNALLOCATED KEOGH AND QUALIFIED                PAGE

 1. Snoopy as MetLife Representative with briefcase    first page and cover
    straightening bow tie

 2. Charlie Brown on step ladder looking at fold       -3 Table of Contents
    out map

 3. Snoopy in suit with pointer                        -4 Important Terms
                                                       You Should Know

 4. Lucy reviewing ticker tape coming from machine     -12 Accumulation
                                                       Unit Values Tables

 5. Snoopy as MetLife Representative listening to      21 MetLife
    crowd of Woodstocks

 6. Snoopy and Woodstock balanced on seesaw            22 Variable
                                                       Annuities

 7. Snoopy reading menu at restaurant table            23 Your Investment
                                                       Choices


D. ILLUSTRATIONS FOR METLIFE PERSONAL INCOMEPLUS(SM)
   ANNUITY CONTRACTS FOR NON-QUALIFIED, TRADITIONAL
   IRA AND UNALLOCATED KEOGH AND QUALIFIED
   (continued)                                         PAGE
 8. Snoopy floating in innertube with glasses and      25 Income Annuities
    drink

 9. Snoopy lounging on beach chair with sunglasses     27 Income Payment
    and drink                                          Types

10. Woodstock writing out a check                      30 Minimum Size of
                                                       Your Income Payment

11. Woodstock moving money bag from one pile of        33 Reallocation
    money bags to another                              Privilege

12. Lucy with magnifying glass studying a piece of     37 Free Look
    paper

13. Charlie Brown listening on telephone               39 By Telephone

14. "Colonial" Snoopy as town cryer                    40 Valuation -
                                                       Suspension of Payments

15. Snoopy as MetLife Representative shaking paw/      44 Who Sells the
    wing with Woodstock                                Deferred Annuities and
                                                       Income Annuities

16. Piggybank with "Do not open until age 59 1/2"      46 Income Taxes--
    printed on side                                    General - Withdrawals

17. Snoopy as "Uncle Sam" presenting a tax bill        47 Income Taxes--
                                                       Withdrawals Before Age
                                                       59 1/2

18. Woodstock flying with check                        49 Non-Qualified
                                                       Annuities--Income
                                                       Payments

19. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     53 Table of Contents
    Linus and Peppermint Patty                         for the SAI

20. Lucy in her advice box with "TAXES--The Expert     54 Annuity Tax
    is in" printed on it advising Peppermint Patty     Table
    and Sally